(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO California Intermediate Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.53%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.45%	0.55%	0.70%	0.78%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	46	143	249	561
Class P	56	175	305	683
Administrative Class	71	222	387	865
Class D	79	248	431	960

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.83%. For the periods shown in the bar chart, the highest quarterly return was 7.72% in the Q3 2009, and the lowest quarterly return was -4.66% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		5.98%	3.35%	3.59%
Institutional Class Return After Taxes on Distributions	[1]	5.85%	3.24%	3.50%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.12%	3.33%	3.57%
Class P		5.88%	3.25%	3.50%
Class D		5.64%	3.00%	3.22%
Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		11.20%	6.28%	5.54%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)		8.69%	4.27%	4.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO California Municipal Bond Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.44%	0.54%	0.44%	0.54%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.51%	0.61%	0.76%	0.86%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.54%	0.69%	0.79%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO California Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Institutional Class	45	141
Class P	55	173
Administrative Class	70	221
Class D	81	252

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from seven to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO California Short Duration Municipal Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.33%	0.43%	0.33%	0.48%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.33%	0.43%	0.58%	0.73%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	34	106	185	418
Class P	44	138	241	542
Administrative Class	59	186	324	726
Class D	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 0.59%. For the periods shown in the bar chart, the highest quarterly return was 1.99% in the Q3 2009, and the lowest quarterly return was -0.51% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Aug 31, 2006	0.75%		2.39%		2.52%
Institutional Class Return After Taxes on Distributions	Aug 31, 2006	0.70%	[1]	2.34%	[1]	2.47%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	0.98%	[1]	2.34%	[1]	2.46%	[1]
Class P	Aug 31, 2006	0.65%		2.29%		2.42%
Class D	Aug 31, 2006	0.35%		1.98%		2.11%
Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	1.73%		3.00%		3.02%
Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Aug 31, 2006	4.12%		3.31%		3.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Convertible Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.65%	0.75%	0.65%	0.80%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	0.68%	0.78%	0.93%	1.08%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.65%, 0.75%, 0.90% and 1.05% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Convertible Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	69	218	379	847
Class P	80	249	433	966
Administrative Class	95	296	515	1,143
Class D	110	343	595	1,317

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include "synthetic" convertible securities. Synthetic convertible securities, which may be created by a third party or Pacific Investment Management Company LLC ("PIMCO"), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010) and periods when Class D shares of the Fund were not operational (including February 1, 2003 through April 27, 2011), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.03%. For the periods shown in the bar chart, the highest quarterly return was 20.81% in the Q3 2009, and the lowest quarterly return was -20.37% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Convertible Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		(2.72%)	3.17%	5.86%
Institutional Class Return After Taxes on Distributions	[1]	(3.86%)	2.07%	4.65%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	(1.58%)	2.14%	4.41%
Class P		(2.95%)	3.05%	5.74%
Administrative Class		(3.02%)	2.90%	5.54%
Class D		(3.12%)	2.76%	5.43%
BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)		(5.18%)	2.10%	4.88%
Lipper Convertible Securities Funds Average (reflects no deductions for taxes)		(5.69%)	1.88%	4.91%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Credit Absolute Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.90%	1.00%	0.90%	1.05%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.90%	1.00%	1.15%	1.30%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (PIMCO Credit Absolute Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	92	287	498	1,108
Class P	102	318	552	1,225
Administrative Class	117	365	633	1,398
Class D	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Diversified Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.75%	0.85%	0.75%	0.90%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.75%	0.85%	1.00%	1.15%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	240	417	930
Class P	87	271	471	1,049
Administrative Class	102	318	552	1,225
Class D	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD (the "Blended Benchmark"). The Fund believes the Blended Benchmark reflects the Fund's investment strategy more accurately than the Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 29, 2004), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). The Barclays Global Aggregate Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.13%. For the periods shown in the bar chart, the highest quarterly return was 12.97% in the Q2 2009, and the lowest quarterly return was -6.46% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 31, 2003	4.42%		7.18%		8.15%
Institutional Class Return After Taxes on Distributions	Jul 31, 2003	2.36%	[1]	4.77%	[1]	5.83%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2003	2.89%	[1]	4.69%	[1]	5.64%	[1]
Class P	Jul 31, 2003	4.32%		7.07%		8.04%
Administrative Class	Jul 31, 2003	4.16%		6.91%		7.89%
Class D	Jul 31, 2003	4.00%		6.76%		7.71%
Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	4.87%		5.49%		5.59%
1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	5.92%		6.83%		7.67%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Jul 31, 2003	2.99%		5.42%		6.36%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Local Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.90%	1.00%	0.90%	1.10%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.90%	1.00%	1.15%	1.35%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	92	287	498	1,108
Class P	102	318	552	1,225
Administrative Class	117	365	633	1,398
Class D	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of June 30, 2012 was 4.68 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the Class P shares (May 30, 2008), Administrative Class shares (October 16, 2007), and Class D shares (July 31, 2007), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.95%. For the periods shown in the bar chart, the highest quarterly return was 17.65% in the Q2 2009, and the lowest quarterly return was -8.14% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Dec 29, 2006	(0.79%)		8.24%		8.23%
Institutional Class Return After Taxes on Distributions	Dec 29, 2006	(2.51%)	[1]	5.43%	[1]	5.42%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Dec 29, 2006	(0.47%)	[1]	5.38%	[1]	5.37%	[1]
Class P	Dec 29, 2006	(0.89%)		8.14%		8.13%
Administrative Class	Dec 29, 2006	(1.04%)		7.96%		7.96%
Class D	Dec 29, 2006	(1.23%)		7.78%		7.77%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)	Dec 29, 2006	(1.75%)		9.19%		9.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Markets Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.83%	0.93%	0.83%	1.00%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.83%	0.93%	1.08%	1.25%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	85	265	460	1,025
Class P	95	296	515	1,143
Administrative Class	110	343	595	1,317
Class D	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance .

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.57%. For the periods shown in the bar chart, the highest quarterly return was 17.02% in the Q4 2002, and the lowest quarterly return was -7.38% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		6.73%	7.43%	11.41%
Institutional Class Return After Taxes on Distributions	[1]	4.82%	5.02%	8.23%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.33%	4.92%	8.00%
Class P		6.62%	7.32%	11.29%
Administrative Class		6.46%	7.16%	11.13%
Class D		6.28%	6.99%	10.96%
JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)		8.46%	8.08%	11.04%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Markets Corporate Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	1.25%	1.35%	1.25%	1.40%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.35%	1.50%	1.65%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	127	397	686	1,511
Class P	137	428	739	1,624
Administrative Class	153	474	818	1,791
Class D	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class D shares (November 18, 2011), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.01%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2010, and the lowest quarterly return was -5.39% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Jul 1, 2009	1.10%		10.20%
Institutional Class Return After Taxes on Distributions	Jul 1, 2009	(0.62%)	[1]	7.86%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 1, 2009	0.74%	[1]	7.39%	[1]
Class P	Jul 1, 2009	1.00%		10.15%
Class D	Jul 1, 2009	0.70%		9.76%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)	Jul 1, 2009	3.24%		12.24%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Markets Currency Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.85%	0.95%	0.85%	1.00%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.85%	0.95%	1.10%	1.25%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	87	271	471	1,049
Class P	97	303	525	1,166
Administrative Class	112	350	606	1,340
Class D	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund's investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.52%. For the periods shown in the bar chart, the highest quarterly return was 15.85% in the Q2 2009, and the lowest quarterly return was -11.75% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	May 31, 2005	(4.95%)		3.83%		5.36%
Institutional Class Return After Taxes on Distributions	May 31, 2005	(5.50%)	[1]	2.01%	[1]	3.52%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	May 31, 2005	(3.19%)	[1]	2.24%	[1]	3.56%	[1]
Class P	May 31, 2005	(5.04%)		3.72%		5.26%
Administrative Class	May 31, 2005	(5.18%)		3.56%		5.09%
Class D	May 31, 2005	(5.33%)		3.41%		4.93%
JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.54%		5.96%
JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.15%		5.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Extended Duration Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Extended Duration Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of June 30, 2012 was 28.41 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.39%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -15.18% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Extended Duration Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Aug 31, 2006	55.81%		15.85%		15.36%
Institutional Class Return After Taxes on Distributions	Aug 31, 2006	49.99%	[1]	11.11%	[1]	10.77%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	36.13%	[1]	10.71%	[1]	10.38%	[1]
Class P	Aug 31, 2006	55.65%		15.74%		15.26%
Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	58.12%		14.75%		14.32%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	Aug 31, 2006	7.16%		6.24%		6.37%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund)
Investment Objective
The Fund seeks maximum current yield consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Floating Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.70%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.95%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Floating Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-related securities). In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (December 31, 2005), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.80%. For the periods shown in the bar chart, the highest quarterly return was 13.55% in the Q2 2009, and the lowest quarterly return was -15.37% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Floating Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 30, 2004	(4.66%)		0.81%		2.98%
Institutional Class Return After Taxes on Distributions	Jul 30, 2004	(6.09%)	[1]	(1.06%)	[1]	1.10%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 30, 2004	(3.00%)	[1]	(0.38%)	[1]	1.46%	[1]
Class P	Jul 30, 2004	(4.75%)		0.71%		2.87%
Administrative Class	Jul 30, 2004	(4.90%)		0.57%		2.72%
Class D	Jul 30, 2004	(5.04%)		0.42%		2.56%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	0.31%		2.09%		2.66%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	(3.65%)		(0.81%)		1.48%
Lipper Loan Participation Funds Average (reflects no deductions for taxes)	Jul 30, 2004	1.23%		1.94%		2.95%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Foreign Bond Fund (Unhedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (February 28, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.32%. For the periods shown in the bar chart, the highest quarterly return was 14.01% in the Q3 2009, and the lowest quarterly return was -10.19% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Apr 30, 2004	8.37%		9.40%		7.55%
Institutional Class Return After Taxes on Distributions	Apr 30, 2004	6.55%	[1]	6.64%	[1]	5.36%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Apr 30, 2004	5.42%	[1]	6.36%	[1]	5.15%	[1]
Class P	Apr 30, 2004	8.27%		9.30%		7.44%
Administrative Class	Apr 30, 2004	8.11%		9.13%		7.28%
Class D	Apr 30, 2004	7.95%		8.96%		7.09%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	Apr 30, 2004	6.57%		7.77%		6.56%
Lipper International Income Funds Average (reflects no deductions for taxes)	Apr 30, 2004	2.77%		6.32%		5.70%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.88%. For the periods shown in the bar chart, the highest quarterly return was 8.71% in the Q3 2009, and the lowest quarterly return was -2.73% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		6.77%	7.08%	6.18%
Institutional Class Return After Taxes on Distributions	[1]	4.88%	4.90%	4.12%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.37%	4.77%	4.08%
Class P		6.67%	6.98%	6.08%
Administrative Class		6.51%	6.81%	5.94%
Class D		6.35%	6.64%	5.73%
JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		4.47%	4.62%	4.59%
Lipper International Income Funds Average (reflects no deductions for taxes)		2.77%	6.32%	7.16%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Global Advantage Strategy Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.70%	0.80%	0.70%	0.85%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.70%	0.80%	0.95%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	72	224	390	871
Class P	82	255	444	990
Administrative Class	97	303	525	1,166
Class D	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index�� ("GLADI") (NY Close), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing���as bond prices tend to be inversely related to GDP growth rates���and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The Fund began operations on 02/05/09. Lipper comparisons began on 01/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.01%. For the periods shown in the bar chart, the highest quarterly return was 8.01% in the Q3 2010, and the lowest quarterly return was -1.58% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Feb 5, 2009	4.70%		9.50%
Institutional Class Return After Taxes on Distributions	Feb 5, 2009	3.27%	[1]	7.57%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Feb 5, 2009	3.07%	[1]	7.02%	[1]
Class P	Feb 5, 2009	4.59%		9.39%
Class D	Feb 5, 2009	4.29%		9.10%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	7.84%		7.37%
PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	3.80%		9.06%
Lipper Global Income Funds Average (reflects deductions for taxes)	Feb 5, 2009	3.62%		9.61%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Global Bond Fund (Unhedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.70%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.95%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 267% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX New York Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitations, the Fund may invest in mortgage-backed securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P (November 19, 2010) and Class D (July 31, 2008) shares performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.19%. For the periods shown in the bar chart, the highest quarterly return was 11.56% in the Q3 2009, and the lowest quarterly return was -8.87% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		9.19%	8.64%	9.00%
Institutional Class Return After Taxes on Distributions	[1]	7.21%	5.78%	6.49%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.95%	5.66%	6.29%
Class P		9.08%	8.53%	8.89%
Administrative Class		8.92%	8.37%	8.73%
Class D		8.77%	8.21%	8.57%
JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)		7.69%	7.58%	7.94%
Lipper Global Income Funds Average (reflects deductions for taxes)		3.62%	5.29%	6.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Global Bond Fund (U.S. Dollar-Hedged))	Institutional Class	Class P	Administrative Class
Management Fees	0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.86%. For the periods shown in the bar chart, the highest quarterly return was 7.52% in the Q3 2009, and the lowest quarterly return was -3.23% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		8.59%	6.86%	6.14%
Institutional Class Return After Taxes on Distributions	[1]	7.19%	4.92%	4.32%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.55%	4.72%	4.21%
Class P		8.49%	6.75%	6.03%
Administrative Class		8.33%	6.61%	5.86%
JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		6.17%	5.27%	4.97%
Lipper Global Income Funds Average (reflects deductions for taxes)		3.62%	5.29%	6.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO GNMA Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO GNMA Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,397% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.85%. For the periods shown in the bar chart, the highest quarterly return was 3.83% in the Q3 2006, and the lowest quarterly return was -0.61% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO GNMA Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		8.41%	7.76%	6.34%
Institutional Class Return After Taxes on Distributions	[1]	6.51%	5.51%	4.46%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.47%	5.33%	4.33%
Class P		8.30%	7.65%	6.24%
Class D		7.98%	7.34%	5.91%
Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)		7.90%	6.95%	5.83%
Lipper GNMA Funds Average (reflects no deductions for taxes)		6.62%	6.41%	5.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Government Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Total Annual Fund Operating Expenses	[1]	0.18%	0.28%	0.43%	0.43%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Class M	18	58	101	230
Class P	29	90	157	356
Administrative Class	44	138	241	542
Class D	44	138	241	542

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class M shares. The Administrative Class and Class D of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisons began on 01/31/09. The Lipper Institutional U.S. Government Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class M*

*The year-to-date return as of June 30, 2012 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 0.02% in the Q3 2010, and the lowest quarterly return was 0.01% in the Q2 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year	Since Inception
Class M	Jan 27, 2009	0.03%	0.11%
Class P	Jan 27, 2009	0.04%	0.08%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	Jan 27, 2009	0.08%	0.12%
Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes)	Jan 27, 2009	0.01%	0.05%

(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO High Yield Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO High Yield Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of June 30, 2012 was 3.62 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.64%. For the periods shown in the bar chart, the highest quarterly return was 17.11% in the Q2 2009, and the lowest quarterly return was -13.07% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		4.00%	6.26%	7.61%
Institutional Class Return After Taxes on Distributions	[1]	1.35%	3.37%	4.73%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.60%	3.60%	4.77%
Class P		3.90%	6.14%	7.50%
Administrative Class		3.74%	6.00%	7.35%
Class D		3.64%	5.87%	7.20%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)		5.40%	6.84%	7.94%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)		2.79%	5.10%	7.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO High Yield Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.60%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.85%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (commonly known as "junk bonds"). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's primary benchmark is a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.56%. For the periods shown in the bar chart, the highest quarterly return was 13.16% in the Q3 2009, and the lowest quarterly return was -21.05% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 31, 2006	8.55%		0.41%		1.73%
Institutional Class Return After Taxes on Distributions	Jul 31, 2006	8.44%	[1]	0.29%	[1]	1.61%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2006	7.55%	[1]	0.99%	[1]	2.12%	[1]
Class P	Jul 31, 2006	8.45%		0.31%		1.63%
Class D	Jul 31, 2006	8.28%		0.13%		1.44%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2006	9.83%		3.48%		3.95%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)	Jul 31, 2006	9.98%		1.53%		2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO High Yield Spectrum Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.60%	0.70%	0.60%	0.70%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Total Annual Fund Operating Expenses		0.60%	0.70%	0.85%	0.95%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.55%	0.65%	0.80%	0.90%
[1]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	187	330	745
Class P	66	219	385	866
Administrative Class	82	266	466	1,044
Class D	92	298	521	1,162

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bank of America/Merrill Lynch Global High Yield, Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of June 30, 2012 was 3.42 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of June 30, 2012 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.45%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q4 2011, and the lowest quarterly return was -9.07% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Sep 15, 2010	2.71%		6.15%
Institutional Class Return After Taxes on Distributions	Sep 15, 2010	0.15%	[1]	3.54%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Sep 15, 2010	1.76%	[1]	3.76%	[1]
Class P	Sep 15, 2010	2.60%		6.04%
Class D	Sep 15, 2010	2.35%		5.77%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	Sep 15, 2010	3.16%		5.19%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)	Sep 15, 2010	2.79%		5.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund)
Investment Objective
The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Income Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.50%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	[2]	0.61%	0.71%	0.86%	0.91%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	62	195	340	762
Class P	73	227	395	883
Administrative Class	88	274	477	1,061
Class D	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 311% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.66%. For the periods shown in the bar chart, the highest quarterly return was 9.61% in the Q3 2009, and the lowest quarterly return was -2.44% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 30, 2007	6.36%		9.20%
Institutional Class Return After Taxes on Distributions	Mar 30, 2007	3.49%	[1]	6.54%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 30, 2007	4.14%	[1]	6.29%	[1]
Class P	Mar 30, 2007	6.27%		9.09%
Administrative Class	Mar 30, 2007	6.13%		8.92%
Class D	Mar 30, 2007	6.08%		8.87%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Mar 30, 2007	7.84%		6.51%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Mar 30, 2007	2.99%		5.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Investment Grade Corporate Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 6.48 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (September 30, 2002) and Class D shares (July 30, 2004), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.53%. For the periods shown in the bar chart, the highest quarterly return was 9.18% in the Q2 2009, and the lowest quarterly return was -5.26% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		6.86%	9.13%	7.99%
Institutional Class Return After Taxes on Distributions	[1]	4.42%	6.20%	5.32%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.88%	6.20%	5.31%
Class P		6.76%	9.02%	7.88%
Administrative Class		6.60%	8.85%	7.72%
Class D		6.44%	8.70%	7.55%
Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)		8.35%	6.80%	6.35%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Long Duration Total Return Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Long Duration Total Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 219% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.32%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the Q4 2008, and the lowest quarterly return was -5.92% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long Duration Total Return Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Aug 31, 2006	18.57%		11.12%		10.93%
Institutional Class Return After Taxes on Distributions	Aug 31, 2006	15.44%	[1]	8.47%	[1]	8.33%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	12.35%	[1]	8.03%	[1]	7.90%	[1]
Class P	Aug 31, 2006	18.45%		11.02%		10.82%
Barclays Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	22.49%		9.71%		9.64%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	Aug 31, 2006	7.16%		6.24%		6.37%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Long-Term Credit Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Long-Term Credit Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	256	444	990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 12.13 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (February 29, 2012), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect actual distribution and/or (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.62%. For the periods shown in the bar chart, the highest quarterly return was 8.09% in the Q3 2010, and the lowest quarterly return was -2.78% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long-Term Credit Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2009	17.10%		18.89%
Institutional Class Return After Taxes on Distributions	Mar 31, 2009	13.12%	[1]	14.85%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2009	11.24%	[1]	13.91%	[1]
Class P	Mar 31, 2009	16.99%		18.77%
Barclays U.S. Long Credit Index (reflects no deductions for fees, expenses or taxes)	Mar 31, 2009	17.13%		19.34%
Lipper General Bond Funds Average (reflects no deductions for taxes)	Mar 31, 2009	7.84%		10.47%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Long-Term U.S. Government Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.48%	0.58%	0.48%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.49%	0.59%	0.74%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.475%, 0.575% and 0.725% for Institutional Class, Class P and Administrative Class shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	50	156	271	610
Class P	60	187	327	732
Administrative Class	75	235	409	912

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC ("PIMCO") may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.69%. For the periods shown in the bar chart, the highest quarterly return was 22.65% in the Q3 2011, and the lowest quarterly return was -7.74% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		28.08%	11.76%	9.36%
Institutional Class Return After Taxes on Distributions	[1]	21.54%	8.34%	6.65%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	18.11%	8.10%	6.50%
Class P		27.96%	11.65%	9.26%
Administrative Class		27.76%	11.49%	9.09%
Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)		29.93%	11.00%	8.95%
Lipper General U.S. Government Funds Average (reflects no deductions for taxes)		8.45%	5.79%	4.88%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Low Duration Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.46%	0.56%	0.46%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Low Duration Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883
Class D	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.27%. For the periods shown in the bar chart, the highest quarterly return was 7.11% in the Q2 2009, and the lowest quarterly return was -3.79% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		1.71%	5.21%	4.42%
Institutional Class Return After Taxes on Distributions	[1]	0.78%	3.68%	2.95%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.12%	3.57%	2.91%
Class P		1.61%	5.11%	4.32%
Administrative Class		1.46%	4.96%	4.17%
Class D		1.42%	4.90%	4.10%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Low Duration Fund II)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Low Duration Fund II) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,022% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.48%. For the periods shown in the bar chart, the highest quarterly return was 4.88% in the Q2 2009, and the lowest quarterly return was -3.68% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund II) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		2.15%	4.58%	3.86%
Institutional Class Return After Taxes on Distributions	[1]	1.46%	3.32%	2.58%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.39%	3.19%	2.55%
Class P		2.05%	4.47%	3.76%
Administrative Class		1.89%	4.32%	3.61%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Low Duration Fund III)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Low Duration Fund III) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 496% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a "Sudan-Related Issuer"). In analyzing whether an issuer is a Sudan- Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.19%. For the periods shown in the bar chart, the highest quarterly return was 6.92% in the Q2 2009, and the lowest quarterly return was -4.38% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund III) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		2.38%	4.85%	4.22%
Institutional Class Return After Taxes on Distributions	[1]	1.43%	3.21%	2.68%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.54%	3.18%	2.69%
Class P		2.28%	4.75%	4.11%
Administrative Class		2.12%	4.59%	3.95%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Moderate Duration Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.46%	0.56%	0.46%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Moderate Duration Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 391% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Intermediate Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 3.89 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. The Lipper Short Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.54%. For the periods shown in the bar chart, the highest quarterly return was 6.70% in the Q4 2008, and the lowest quarterly return was -4.01% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Moderate Duration Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		3.73%	7.31%	6.10%
Institutional Class Return After Taxes on Distributions	[1]	2.47%	5.27%	4.19%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.61%	5.10%	4.12%
Class P		3.63%	7.19%	5.99%
Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)		5.80%	5.88%	5.20%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		3.82%	4.73%	4.27%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Money Market Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees				0.25%
Total Annual Fund Operating Expenses	[1]	0.32%	0.42%	0.57%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Money Market Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	33	103	180	406
Class P	43	135	235	530
Administrative Class	58	183	318	714

Principal Investment Strategies

The Fund seeks to achieve its investment objective by complying with the quality, maturity and diversification of securities requirements applicable to money market funds. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so. The Fund may invest in the following U.S. dollar-denominated instruments: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P of the Fund has not commenced operations as of the date of this prospectus. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Lipper Institutional Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 0.03%. For the periods shown in the bar chart, the highest quarterly return was 1.30% in the Q4 2006, and the lowest quarterly return was 0.01% in the Q1 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Money Market Fund) (PIMCO Bond Funds - Institutional)	1 Year	5 Years	10 Years
Institutional Class	0.07%	1.51%	1.87%
Administrative Class	0.07%	1.40%	1.68%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.08%	1.36%	1.85%
Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)	0.04%	1.58%	1.90%

(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Mortgage-Backed Securities Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,322% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may,without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.46%. For the periods shown in the bar chart, the highest quarterly return was 5.31% in the Q3 2009, and the lowest quarterly return was -1.48% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		5.45%	7.12%	6.20%
Institutional Class Return After Taxes on Distributions	[1]	3.48%	4.62%	4.11%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	3.72%	4.63%	4.08%
Class P		5.35%	7.01%	6.09%
Administrative Class		5.19%	6.85%	5.94%
Class D		5.03%	6.69%	5.78%
Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)		6.32%	6.61%	5.72%
Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)		5.75%	5.21%	4.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.44%	0.54%	0.44%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.44%	0.54%	0.69%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	45	141	246	555
Class P	55	173	302	677
Administrative Class	70	221	384	859
Class D	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution ad/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.80%. For the periods shown in the bar chart, the highest quarterly return was 10.62% in the Q3 2009, and the lowest quarterly return was -12.47% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		9.28%	2.04%	3.58%
Institutional Class Return After Taxes on Distributions	[1]	9.13%	1.88%	3.48%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	7.48%	2.19%	3.59%
Class P		9.17%	1.92%	3.45%
Administrative Class		9.02%	1.80%	3.33%
Class D		8.95%	1.72%	3.24%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		10.70%	5.22%	5.38%
Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)		10.58%	3.77%	4.38%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks maximum tax exempt income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO National Intermediate Municipal Bond Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.55%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.52%	0.62%	0.77%	0.87%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45%	0.55%	0.70%	0.80%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO National Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Institutional Class	46	144
Class P	56	176
Administrative Class	72	224
Class D	82	255

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to nine years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO New York Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.53%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.45%	0.55%	0.70%	0.78%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	46	143	249	561
Class P	56	175	305	683
Administrative Class	71	222	387	865
Class D	79	248	431	960

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts,whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.26%. For the periods shown in the bar chart, the highest quarterly return was 7.77% in the Q3 2009, and the lowest quarterly return was -3.76% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		7.05%	4.20%	4.89%
Institutional Class Return After Taxes on Distributions	[1]	6.96%	4.05%	4.76%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.91%	4.01%	4.66%
Class P		6.95%	4.09%	4.80%
Class D		6.70%	3.85%	4.52%
Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		9.59%	5.01%	5.44%
Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)		9.70%	3.78%	4.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Real Return Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.60%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.47%	0.57%	0.72%	0.87%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	48	151	263	591
Class P	58	183	318	714
Administrative Class	74	230	401	894
Class D	89	278	482	1,073

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. TIPS Index, as calculated by PIMCO, which as of June 30, 2012 was 6.20 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Inflation Notes Index. The Lipper Treasury Inflation-Protected Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance, and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.46%. For the periods shown in the bar chart, the highest quarterly return was 7.70% in the Q3 2002, and the lowest quarterly return was -5.76% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Return Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		11.57%	8.36%	7.87%
Institutional Class Return After Taxes on Distributions	[1]	9.22%	6.21%	5.70%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	7.89%	5.91%	5.52%
Class P		11.45%	8.26%	7.76%
Administrative Class		11.29%	8.09%	7.60%
Class D		11.12%	7.91%	7.40%
Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)		13.55%	7.95%	7.57%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)		11.08%	6.67%	7.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund)
Investment Objective
The Fund seeks a high level of current income, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees		Institutional Class (PIMCO Bond Funds - Institutional)
Redemption Fees (PIMCO Senior Floating Rate Fund)	[1]	1.00%
[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Senior Floating Rate Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.80%	0.90%	0.80%	0.85%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.80%	0.90%	1.05%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Senior Floating Rate Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	82	255	444	990
Class P	92	287	498	1,108
Administrative Class	107	334	579	1,283
Class D	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Fund's benchmark index is the Credit Suisse Institutional Leveraged Loan Index. The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund)
Investment Objective
The Fund seeks maximum current income, consistent with daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Short Asset Investment Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.34%	0.44%	0.34%	0.44%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.36%	0.46%	0.61%	0.71%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.24%	0.34%	0.49%	0.59%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Short Asset Investment Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Institutional Class	25	77
Class P	35	109
Administrative Class	50	157
Class D	60	189

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Short Duration Municipal Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.33%	0.43%	0.33%	0.48%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.33%	0.43%	0.58%	0.73%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	34	106	185	418
Class P	44	138	241	542
Administrative Class	59	186	324	726
Class D	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 22, 2002), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Lipper Short Municipal Debt Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 0.98%. For the periods shown in the bar chart, the highest quarterly return was 2.68% in the Q1 2009, and the lowest quarterly return was -10.91% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		0.65%	(0.60%)	0.95%
Institutional Class Return After Taxes on Distributions	[1]	0.58%	(0.70%)	0.88%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	0.95%	(0.22%)	1.16%
Class P		0.55%	(0.71%)	0.83%
Administrative Class		0.40%	(0.84%)	0.71%
Class D		0.25%	(1.00%)	0.55%
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.58%	3.03%	2.64%
Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)		2.42%	2.50%	2.48%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Short-Term Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.46%	0.56%	0.71%	0.71%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.70% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Short-Term Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883
Class D	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.88%. For the periods shown in the bar chart, the highest quarterly return was 3.61% in the Q2 2009, and the lowest quarterly return was -1.95% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short-Term Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		0.35%	2.93%	2.90%
Institutional Class Return After Taxes on Distributions	[1]	(0.36%)	1.77%	1.79%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	0.29%	1.85%	1.84%
Class P		0.25%	2.82%	2.80%
Administrative Class		0.10%	2.67%	2.65%
Class D		0.08%	2.63%	2.60%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.08%	1.36%	1.85%
Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)		0.39%	1.73%	2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.46%	0.56%	0.46%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883
Class D	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.75%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2009, and the lowest quarterly return was -2.18% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		4.16%	8.09%	6.80%
Institutional Class Return After Taxes on Distributions	[1]	2.76%	5.90%	4.73%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.69%	5.77%	4.68%
Class P		4.06%	7.98%	6.69%
Administrative Class		3.90%	7.82%	6.53%
Class D		3.86%	7.76%	6.47%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund II)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund II) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for the class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.65%. For the periods shown in the bar chart, the highest quarterly return was 6.32% in the Q2 2009, and the lowest quarterly return was -1.90% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund II) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		4.50%	7.82%	6.38%
Institutional Class Return After Taxes on Distributions	[1]	3.60%	5.73%	4.43%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.95%	5.54%	4.37%
Class P		4.40%	7.71%	6.28%
Administrative Class		4.24%	7.55%	6.12%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund III)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund III) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 522% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by Pacific Investment Management Company LLC ("PIMCO") to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a "Sudan-Related Issuer"). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (March 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distributionand/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.61%. For the periods shown in the bar chart, the highest quarterly return was 6.12% in the Q2 2009, and the lowest quarterly return was -2.79% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund III) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		3.53%	7.78%	6.69%
Institutional Class Return After Taxes on Distributions	[1]	2.27%	5.39%	4.51%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.31%	5.28%	4.47%
Class P		3.42%	7.67%	6.58%
Administrative Class		3.27%	7.51%	6.42%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund IV)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.60%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.85%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund IV) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc., ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Return table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Treasury Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.21%	0.31%	0.46%	0.46%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.18%	0.28%	0.43%	0.43%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Class M	18	58
Class P	29	90
Administrative Class	44	138
Class D	44	138

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Treasury securities. The Fund may invest in the following: U.S. Treasury bills, notes, trust receipts and other direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund)
Investment Objective
The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Unconstrained Bond Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.90%	1.00%	0.90%	1.05%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.91%	1.01%	1.16%	1.31%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.00%, 1.15% and 1.30% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	93	290	504	1,120
Class P	103	322	558	1,236
Administrative Class	118	368	638	1,409
Class D	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,001% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3-Month USD LIBOR Index (Resets Quarterly). LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. The Lipper Absolute Return Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.46%. For the periods shown in the bar chart, the highest quarterly return was 5.51% in the Q2 2009, and the lowest quarterly return was -1.06% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Jun 30, 2008	0.64%		6.02%
Institutional Class Return After Taxes on Distributions	Jun 30, 2008	(0.25%)	[1]	4.78%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2008	0.42%	[1]	4.44%	[1]
Class P	Jun 30, 2008	0.55%		5.92%
Class D	Jun 30, 2008	0.24%		5.60%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2008	0.31%		0.91%
Lipper Absolute Return Funds Average (reflects no deductions for taxes)	Jun 30, 2008	7.84%		5.98%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund)
Investment Objective
The Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Unconstrained Tax Managed Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.70%	0.80%	0.70%	0.85%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.70%	0.80%	0.95%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	72	224	390	871
Class P	82	255	444	990
Administrative Class	97	303	525	1,166
Class D	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3-Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper General Bond Funds Average is a total return performance average of the funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.77%. For the periods shown in the bar chart, the highest quarterly return was 2.36% in the Q3 2010, and the lowest quarterly return was -2.74% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Jan 30, 2009	0.10%		2.84%
Institutional Class Return After Taxes on Distributions	Jan 30, 2009	(0.34%)	[1]	2.27%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jan 30, 2009	0.17%	[1]	2.16%	[1]
Class P	Jan 30, 2009	none		2.74%
Class D	Jan 30, 2009	(0.30%)		2.43%
3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)	Jan 30, 2009	0.18%		0.32%
Lipper General Bond Funds Average (reflects no deductions for taxes)	Jan 30, 2009	7.84%		9.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO California Intermediate Municipal Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO California Intermediate Municipal Bond Fund)	Class A	Class C
Management Fees	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.78%	1.53%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	255	482	832	1,818

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	155	482	832	1,818

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.66%. For the periods shown in the bar chart, the highest quarterly return was 7.63% in the Q3 2009, and the lowest quarterly return was -4.74% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		1.68%	2.37%	2.90%
Class A Return After Taxes on Distributions	[1]	1.56%	2.28%	2.81%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.17%	2.45%	2.92%
Class C		3.85%	2.24%	2.49%
Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		11.20%	6.28%	5.54%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)		8.69%	4.27%	4.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO California Municipal Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO California Municipal Bond Fund)		Class A	Class C	Class R
Management Fees		0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.86%	1.61%	1.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.79%	1.54%	1.04%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO California Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	453	618
Class C	257	486
Class R	106	331

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO California Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	453	618
Class C	157	486
Class R	106	331

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from seven to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO California Short Duration Municipal Income Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO California Short Duration Municipal Income Fund)	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.73%	1.03%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	205	328	569	1,259

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.39%. For the periods shown in the bar chart, the highest quarterly return was 1.89% in the Q3 2009, and the lowest quarterly return was -0.62% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Aug 31, 2006	(1.91%)		1.51%		1.67%
Class A Return After Taxes on Distributions	Aug 31, 2006	(1.94%)	[1]	1.47%	[1]	1.62%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	(0.88%)	[1]	1.54%	[1]	1.68%	[1]
Class C	Aug 31, 2006	(0.94%)		1.64%		1.77%
Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	1.73%		3.00%		3.02%
Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Aug 31, 2006	4.12%		3.31%		3.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Convertible Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Convertible Fund)		Class A	Class C
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.08%	1.83%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.05% and 1.80% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Convertible Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	875	1,113	1,795
Class C	286	576	990	2,148

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Convertible Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	875	1,113	1,795
Class C	186	576	990	2,148

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include "synthetic" convertible securities. Synthetic convertible securities, which may be created by a third party or Pacific Investment Management Company LLC ("PIMCO"), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. In both the bar chart and Average Annual Total Returns table, for periods when Class A and Class C shares of the Fund were not operational (including February 1, 2003 through April 27, 2011), performance information shown for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch All Convertibles Index is an unmanaged index comprised of convertible bonds and preferred securities. The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.90%. For the periods shown in the bar chart, the highest quarterly return was 20.69% in the Q3 2009, and the lowest quarterly return was -20.46% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Convertible Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(8.47%)	1.61%	4.84%
Class A Return After Taxes on Distributions	[1]	(9.53%)	0.52%	3.64%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(5.33%)	0.81%	3.51%
Class C		(4.80%)	1.99%	4.65%
BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)		(5.18%)	2.10%	4.88%
Lipper Convertible Securities Funds Average (reflects no deductions for taxes)		(5.69%)	1.88%	4.91%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Credit Absolute Return Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Credit Absolute Return Fund)	Class A	Class C	Class R
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.55%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO Credit Absolute Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	502	772	1,061	1,884
Class C	308	643	1,103	2,379
Class R	158	490	845	1,845

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Credit Absolute Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	502	772	1,061	1,884
Class C	208	643	1,103	2,379
Class R	158	490	845	1,845

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Diversified Income Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Diversified Income Fund)	Class A	Class B	Class C
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	488	727	984	1,720
Class B	543	797	1,076	1,764
Class C	293	597	1,026	2,222

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	488	727	984	1,720
Class B	193	597	1,026	1,764
Class C	193	597	1,026	2,222

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD (the "Blended Benchmark"). The Fund believes the Blended Benchmark reflects the Fund's investment strategy more accurately than the Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). The Barclays Global Aggregate Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.92%. For the periods shown in the bar chart, the highest quarterly return was 12.86% in the Q2 2009, and the lowest quarterly return was -6.55% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 31, 2003	0.10%		5.94%		7.23%
Class A Return After Taxes on Distributions	Jul 31, 2003	(1.74%)	[1]	3.70%	[1]	5.07%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2003	0.09%	[1]	3.72%	[1]	4.93%	[1]
Class B	Jul 31, 2003	(0.22%)		5.88%		6.96%
Class C	Jul 31, 2003	2.25%		5.96%		6.92%
Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	4.87%		5.49%		5.59%
1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	5.92%		6.83%		7.67%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Jul 31, 2003	2.99%		5.42%		6.36%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Local Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Local Bond Fund)	Class A	Class C
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.35%	2.10%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	507	787	1,087	1,938
Class C	313	658	1,129	2,431

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	507	787	1,087	1,938
Class C	213	658	1,129	2,431

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of June 30, 2012 was 4.68 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.72%. For the periods shown in the bar chart, the highest quarterly return was 17.54% in the Q2 2009, and the lowest quarterly return was -8.24% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Dec 29, 2006	(4.89%)		6.96%		6.95%
Class A Return After Taxes on Distributions	Dec 29, 2006	(6.40%)	[1]	4.33%	[1]	4.33%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Dec 29, 2006	(3.14%)	[1]	4.39%	[1]	4.38%	[1]
Class C	Dec 29, 2006	(2.91%)		6.98%		6.97%
JPMorgan Government Bond Index-Emerging Markets Global Diversifed Index (Unhedged) (reflects no deductions for fees, expenses or taxes)	Dec 29, 2006	(1.75%)		9.19%		9.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Bond Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Bond Fund)	Class A	Class B	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class B	553	827	1,128	1,873
Class C	303	627	1,078	2,327

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class B	203	627	1,078	1,873
Class C	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.35%. For the periods shown in the bar chart, the highest quarterly return was 16.91% in the Q4 2002, and the lowest quarterly return was -7.47% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.30%	6.18%	10.53%
Class A Return After Taxes on Distributions	[1]	0.61%	3.94%	7.53%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.46%	3.94%	7.33%
Class B		1.99%	6.12%	10.38%
Class C		4.49%	6.20%	10.13%
JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)		8.46%	8.08%	11.04%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Corporate Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Corporate Bond Fund)	Class A	Class C
Management Fees	1.40%	1.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.65%	2.40%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	343	748	1,280	2,736

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	243	748	1,280	2,736

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and Class C shares (November 18, 2011), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.81%. For the periods shown in the bar chart, the highest quarterly return was 5.94% in the Q3 2010, and the lowest quarterly return was -5.49% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Jul 1, 2009	(3.07%)		8.09%
Class A Return After Taxes on Distributions	Jul 1, 2009	(4.70%)	[1]	5.81%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 1, 2009	(1.97%)	[1]	5.61%	[1]
Class C	Jul 1, 2009	(1.01%)		8.94%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)	Jul 1, 2009	3.24%		12.24%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Currency Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Currency Fund)	Class A	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.25%	2.00%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class C	303	627	1,078	2,327

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class C	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund's investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.32%. For the periods shown in the bar chart, the highest quarterly return was 15.74% in the Q2 2009, and the lowest quarterly return was -11.84% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	May 31, 2005	(8.88%)		2.62%		4.32%
Class A Return After Taxes on Distributions	May 31, 2005	(9.28%)	[1]	0.97%	[1]	2.65%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	May 31, 2005	(5.75%)	[1]	1.30%	[1]	2.76%	[1]
Class C	May 31, 2005	(6.97%)		2.64%		4.15%
JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.54%		5.96%
JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.15%		5.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Extended Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Extended Duration Fund)	Class A (PIMCO Bond Funds - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Extended Duration Fund)	Class A (PIMCO Bond Funds - Retail)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Extended Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Extended Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of June 30, 2012 was 28.41 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 6.39%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -15.18% in the Q4 2010.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns

(PIMCO Extended Duration Fund)                                             Since Inception

                                                          1 Year  5 Years  (Aug. 31, 2006)

                                                          ------  -------  ---------------

Institutional Class                                       55.81%   15.85%       15.36%

Institutional Class Return

   After Taxes on Distributions(1)                        49.99%   11.11%       10.77%

Institutional Class Return After Taxes

   on Distributions and Sales of Fund Shares(1)           36.13%   10.71%       10.38%

Citigroup STRIPS Index, 20+ Year Sub-Index

   (reflects no deductions for fees, expenses or taxes)   58.12%   14.75%       14.32%

Lipper Corporate Debt Funds BBB-Rated Funds Average

   (reflects no deductions for taxes)                      7.16%    6.24%        6.37%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund)
Investment Objective
The Fund seeks maximum current yield consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Floating Income Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Floating Income Fund)	Class A	Class C
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.95%	1.25%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Floating Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	320	521	739	1,365
Class C	227	397	686	1,511

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Floating Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	320	521	739	1,365
Class C	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-related securities). In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.60%. For the periods shown in the bar chart, the highest quarterly return was 13.44% in the Q2 2009, and the lowest quarterly return was -15.46% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Floating Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 30, 2004	(7.19%)		(0.04%)		2.25%
Class A Return After Taxes on Distributions	Jul 30, 2004	(8.45%)	[1]	(1.77%)	[1]	0.52%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 30, 2004	(4.64%)	[1]	(1.02%)	[1]	0.93%	[1]
Class C	Jul 30, 2004	(6.24%)		0.11%		2.24%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	0.31%		2.09%		2.66%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	(3.65%)		(0.81%)		1.48%
Lipper Loan Participation Funds Average (reflects no deductions for taxes)	Jul 30, 2004	1.23%		1.94%		2.95%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (Unhedged))	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (Unhedged))	Class A	Class C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.12%. For the periods shown in the bar chart, the highest quarterly return was 13.88% in the Q3 2009, and the lowest quarterly return was -10.30% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Apr 30, 2004	3.88%		8.10%		6.55%
Class A Return After Taxes on Distributions	Apr 30, 2004	2.28%	[1]	5.52%	[1]	4.53%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Apr 30, 2004	2.51%	[1]	5.33%	[1]	4.38%	[1]
Class C	Apr 30, 2004	6.13%		8.12%		6.28%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	Apr 30, 2004	6.57%		7.77%		6.56%
Lipper International Income Funds Average (reflects no deductions for taxes)	Apr 30, 2004	2.77%		6.32%		5.70%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	1.15%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955
Class R	117	365	633	1,398

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955
Class R	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.68%. For the periods shown in the bar chart, the highest quarterly return was 8.59% in the Q3 2009, and the lowest quarterly return was -2.84% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.34%	5.80%	5.31%
Class A Return After Taxes on Distributions	[1]	0.67%	3.81%	3.42%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.50%	3.77%	3.43%
Class B		2.03%	5.74%	5.17%
Class C		4.54%	5.82%	4.93%
Class R		6.07%	6.35%	5.44%
JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		4.47%	4.62%	4.59%
Lipper International Income Funds Average (reflects no deductions for taxes)		2.77%	6.32%	7.16%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Global Advantage Strategy Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Global Advantage Strategy Bond Fund)	Class A	Class C	Class R
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.35%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	288	582	1,001	2,169
Class R	137	428	739	1,624

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	188	582	1,001	2,169
Class R	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index�� ("GLADI") (NY Close), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing���as bond prices tend to be inversely related to GDP growth rates���and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The Fund began operations on 02/05/09. Lipper comparisons began on 01/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.81%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q3 2010, and the lowest quarterly return was -1.69% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Feb 5, 2009	0.41%		7.65%
Class A Return After Taxes on Distributions	Feb 5, 2009	(0.82%)	[1]	5.89%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Feb 5, 2009	0.28%	[1]	5.53%	[1]
Class C	Feb 5, 2009	2.51%		8.25%
Class R	Feb 5, 2009	4.03%		8.80%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	7.84%		7.37%
PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	3.80%		9.06%
Lipper Global Income Funds Average (reflects deductions for taxes)	Feb 5, 2009	3.62%		9.61%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Global Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Global Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.68%. For the periods shown in the bar chart, the highest quarterly return was 7.41% in the Q3 2009, and the lowest quarterly return was -3.33% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		4.14%	5.63%	5.32%
Class A Return After Taxes on Distributions	[1]	2.92%	3.86%	3.65%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.66%	3.76%	3.59%
Class B		3.89%	5.57%	5.17%
Class C		6.39%	5.65%	4.93%
JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		6.17%	5.27%	4.97%
Lipper Global Income Funds Average (reflects deductions for taxes)		3.62%	5.29%	6.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO GNMA Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO GNMA Fund)	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO GNMA Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO GNMA Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,397% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.65%. For the periods shown in the bar chart, the highest quarterly return was 3.72% in the Q3 2006, and the lowest quarterly return was -0.71% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO GNMA Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		3.97%	6.52%	5.51%
Class A Return After Taxes on Distributions	[1]	2.30%	4.43%	3.79%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.59%	4.35%	3.70%
Class B		3.67%	6.46%	5.36%
Class C		6.18%	6.54%	5.12%
Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)		7.90%	6.95%	5.83%
Lipper GNMA Funds Average (reflects no deductions for taxes)		6.62%	6.41%	5.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None	[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Government Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.10%	0.10%	0.25%
Total Annual Fund Operating Expenses	[1]	0.43%	0.43%	0.58%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	44	138	241	542
Class C	44	138	241	542
Class R	59	186	324	726

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	44	138	241	542
Class C	44	138	241	542
Class R	59	186	324	726

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisions began on 01/31/09. The Lipper U.S. Government Money Markets Funds Average, is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 0.01% in the Q2 2010, and the lowest quarterly return was 0.01% in the Q2 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year	Since Inception
Class A	Jan 27, 2009	0.03%	0.06%
Class C	Jan 27, 2009	0.03%	0.06%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	Jan 27, 2009	0.08%	0.12%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for taxes)	Jan 27, 2009	0.01%	0.03%

(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO High Yield Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO High Yield Fund)	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	1.15%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO High Yield Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955
Class R	117	365	633	1,398

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO High Yield Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955
Class R	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of June 30, 2012 was 3.62 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.46%. For the periods shown in the bar chart, the highest quarterly return was 17.01% in the Q2 2009, and the lowest quarterly return was -13.14% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(0.25%)	5.07%	6.79%
Class A Return After Taxes on Distributions	[1]	(2.67%)	2.34%	4.07%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.16%)	2.67%	4.16%
Class B		(0.52%)	5.01%	6.64%
Class C		1.90%	5.09%	6.41%
Class R		3.38%	5.61%	6.93%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)		5.40%	6.84%	7.94%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)		2.79%	5.10%	7.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO High Yield Municipal Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO High Yield Municipal Bond Fund)	Class A	Class C
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.85%	1.60%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	263	505	871	1,900

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	163	505	871	1,900

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (commonly known as "junk bonds"). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (December 29, 2006), performance information shown in the table for Class C shares is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's primary benchmark is a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 7.42%. For the periods shown in the bar chart, the highest quarterly return was 13.09% in the Q3 2009, and the lowest quarterly return was -21.10% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 31, 2006	4.22%		(0.47%)		0.87%
Class A Return After Taxes on Distributions	Jul 31, 2006	4.12%	[1]	(0.58%)	[1]	0.75%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2006	4.58%	[1]	0.21%	[1]	1.35%	[1]
Class C	Jul 31, 2006	6.48%		(0.61%)		0.69%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2006	9.83%		3.48%		3.95%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)	Jul 31, 2006	9.98%		1.53%		2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO High Yield Spectrum Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO High Yield Spectrum Fund)		Class A	Class C	Class R
Management Fees		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses		0.95%	1.70%	1.20%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.65%	1.15%
[1]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	662	876	1,493
Class C	268	531	918	2,004
Class R	117	376	655	1,450

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	662	876	1,493
Class C	168	531	918	2,004
Class R	117	376	655	1,450

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bank of America/Merrill Lynch Global High Yield, Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of June 30, 2012 was 3.42 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of June 30, 2012 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Class R shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 8.27%. For the periods shown in the bar chart, the highest quarterly return was 7.81% in the Q4 2011, and the lowest quarterly return was -9.15% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Sep 15, 2010	(1.47%)		2.69%
Class A Return After Taxes on Distributions	Sep 15, 2010	(3.81%)	[1]	0.29%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Sep 15, 2010	(0.95%)	[1]	0.93%	[1]
Class C	Sep 15, 2010	0.64%		4.98%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	Sep 15, 2010	3.16%		5.19%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)	Sep 15, 2010	2.79%		5.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Income Fund)
Investment Objective
The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Income Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Income Fund)		Class A	Class C	Class R
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	[2]	1.01%	1.76%	1.26%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	474	684	912	1,565
Class C	279	554	954	2,073
Class R	128	400	692	1,523

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	474	684	912	1,565
Class C	179	554	954	2,073
Class R	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 311% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 8.45%. For the periods shown in the bar chart, the highest quarterly return was 9.48% in the Q3 2009, and the lowest quarterly return was -2.57% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 30, 2007	1.97%		7.84%
Class A Return After Taxes on Distributions	Mar 30, 2007	(0.64%)	[1]	5.38%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 30, 2007	1.29%	[1]	5.23%	[1]
Class C	Mar 30, 2007	4.27%		7.90%
Class R	Mar 30, 2007	5.71%		8.45%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Mar 30, 2007	7.84%		6.51%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Mar 30, 2007	2.99%		5.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Investment Grade Corporate Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Investment Grade Corporate Bond Fund)	Class A	Class C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 6.48 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and Class C shares (July 30, 2004), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC- registered. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 7.32%. For the periods shown in the bar chart, the highest quarterly return was 9.07% in the Q2 2009, and the lowest quarterly return was -5.35% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.43%	7.87%	7.14%
Class A Return After Taxes on Distributions	[1]	0.23%	5.12%	4.64%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.99%	5.21%	4.67%
Class C		4.66%	7.89%	6.75%
Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)		8.35%	6.80%	6.35%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Long Duration Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Long Duration Total Return Fund)	Class A (PIMCO Bond Funds - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Long Duration Total Return Fund)	Class A (PIMCO Bond Funds - Retail)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Long Duration Total Return Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Long Duration Total Return Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 219% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 6.32%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the Q4 2008, and the lowest quarterly return was -5.92% in the Q1 2009.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns

(PIMCO Long Duration Total Return Fund)                                    Since Inception

                                                          1 Year  5 Years  (Aug. 31, 2006)

                                                          ------  -------  ---------------

Institutional Class                                       18.57%   11.12%       10.93%

Institutional Class Return

   After Taxes on Distributions (1)                       15.44%    8.47%        8.33%

Institutional Class Return After Taxes

   on Distributions and Sales of Fund Shares(1)           12.35%    8.03%        7.90%

Barclays Long-Term Government/Credit Index

   (reflects no deductions for fees, expenses or taxes)   22.49%    9.71%        9.64%

Lipper Corporate Debt Funds BBB-Rated Funds Average

   (reflects no deductions for taxes)                      7.16%    6.24%        6.37%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Long-Term Credit Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Long-Term Credit Fund)	Class A (PIMCO Bond Funds - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Long-Term Credit Fund)	Class A (PIMCO Bond Funds - Retail)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Long-Term Credit Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	468	666	881	1,498

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Long-Term Credit Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	468	666	881	1,498

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 12.13 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance,which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 8.62%. For the periods shown in the bar chart, the highest quarterly return was 8.09% in the Q3 2010, and the lowest quarterly return was -2.78% in the Q4 2010.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns

(PIMCO Long-Term Credit Fund)                                     Since Inception

                                                          1 Year  (Mar. 31, 2009)

                                                          ------  ---------------

Institutional Class                                       17.10%       18.89%

Institutional Class Return

   After Taxes on Distributions (1)                       13.12%       14.85%

Institutional Class Return After Taxes on

   Distributions and Sales of Fund Shares (1)             11.24%       13.91%

Barclays U.S. Long Credit Index

   (reflects no deductions for fees, expenses or taxes)   17.13%       19.34%

Lipper General Bond Funds Average

   (reflects no deductions for taxes)                      7.84%       10.47%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Long-Term U.S. Government Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Long-Term U.S. Government Fund)		Class A	Class B	Class C
Management Fees		0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.84%	1.59%	1.59%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.825%, 1.575% and 1.575% for Class A, Class B and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	457	632	821	1,368
Class B	511	700	913	1,411
Class C	261	500	863	1,884

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	457	632	821	1,368
Class B	161	500	863	1,411
Class C	161	500	863	1,884

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC ("PIMCO") may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.51%. For the periods shown in the bar chart, the highest quarterly return was 22.54% in the Q3 2011, and the lowest quarterly return was -7.83% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		22.83%	10.48%	8.51%
Class A Return After Taxes on Distributions	[1]	16.71%	7.24%	5.97%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	14.72%	7.09%	5.86%
Class B		23.17%	10.44%	8.36%
Class C		25.68%	10.50%	8.12%
Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)		29.93%	11.00%	8.95%
Lipper General U.S. Government Funds Average (reflects no deductions for taxes)		8.45%	5.79%	4.88%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Low Duration Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.75%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Low Duration Fund)	Class A	Class B	Class C	Class R
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.55%	0.50%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.10%	1.05%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Low Duration Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	305	475	659	1,193
Class B	658	790	1,045	1,643
Class C	212	350	606	1,340
Class R	107	334	579	1,283

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Low Duration Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	305	475	659	1,193
Class B	158	490	845	1,643
Class C	112	350	606	1,340
Class R	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.09%. For the periods shown in the bar chart, the highest quarterly return was 7.01% in the Q2 2009, and the lowest quarterly return was -3.89% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(0.93%)	4.33%	3.75%
Class A Return After Taxes on Distributions	[1]	(1.72%)	2.94%	2.43%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.60%)	2.89%	2.43%
Class B		(4.36%)	3.68%	3.44%
Class C		0.06%	4.37%	3.51%
Class R		1.10%	4.55%	3.72%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None	[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Money Market Fund)		Class A	Class B	Class C
Management Fees		0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees		0.10%	1.00%	0.10%
Total Annual Fund Operating Expenses	[1]	0.57%	1.47%	0.57%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	58	183	318	714
Class B	150	465	803	1,181
Class C	58	183	318	714

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	58	183	318	714
Class B	150	465	803	1,181
Class C	58	183	318	714

Principal Investment Strategies

The Fund seeks to achieve its investment objective by complying with the quality, maturity and diversification of securities requirements applicable to money market funds. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so. The Fund may invest in the following U.S. dollar-denominated instruments: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.03%. For the periods shown in the bar chart, the highest quarterly return was 1.23% in the Q4 2006, and the lowest quarterly return was 0.01% in the Q1 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Money Market Fund) (PIMCO Bond Funds - Retail)	1 Year	5 Years	10 Years
Class A	0.07%	1.40%	1.68%
Class B	0.07%	1.07%	1.26%
Class C	0.07%	1.40%	1.68%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.08%	1.36%	1.85%
Lipper Money Market Funds Average (reflects no deductions for taxes)	0.02%	1.36%	1.56%

(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Mortgage-Backed Securities Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Mortgage-Backed Securities Fund)	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,322% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may,without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.26%. For the periods shown in the bar chart, the highest quarterly return was 5.21% in the Q3 2009, and the lowest quarterly return was -1.59% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		1.05%	5.89%	5.38%
Class A Return After Taxes on Distributions	[1]	(0.70%)	3.56%	3.44%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	0.86%	3.67%	3.46%
Class B		0.77%	5.82%	5.23%
Class C		3.26%	5.90%	4.99%
Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)		6.32%	6.61%	5.72%
Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)		5.75%	5.21%	4.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Municipal Bond Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Municipal Bond Fund)	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%
Total Annual Fund Operating Expenses	0.75%	1.50%	1.25%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	449	606	776	1,270
Class B	653	774	1,018	1,588
Class C	227	397	686	1,511

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	449	606	776	1,270
Class B	153	474	818	1,588
Class C	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.64%. For the periods shown in the bar chart, the highest quarterly return was 10.53% in the Q3 2009, and the lowest quarterly return was -12.53% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		4.86%	1.10%	2.91%
Class A Return After Taxes on Distributions	[1]	4.72%	0.95%	2.81%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.45%	1.35%	2.96%
Class B		3.14%	0.62%	2.69%
Class C		7.41%	1.21%	2.71%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		10.70%	5.22%	5.38%
Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)		10.58%	3.77%	4.38%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks maximum tax exempt income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO National Intermediate Municipal Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO National Intermediate Municipal Bond Fund)		Class A	Class C	Class R
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	0.50%
Other Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.87%	1.37%	1.12%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.30%	1.05%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO National Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	454	621
Class C	232	412
Class R	107	334

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO National Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	454	621
Class C	132	412
Class R	107	334

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to nine years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO New York Municipal Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO New York Municipal Bond Fund)	Class A	Class C
Management Fees	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.78%	1.53%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	255	482	832	1,818

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	155	482	832	1,818

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts,whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009) performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.09%. For the periods shown in the bar chart, the highest quarterly return was 7.68% in the Q3 2009, and the lowest quarterly return was -3.84% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.70%	3.22%	4.19%
Class A Return After Taxes on Distributions	[1]	2.62%	3.08%	4.07%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.93%	3.12%	4.00%
Class C		4.91%	3.08%	3.78%
Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		9.59%	5.01%	5.44%
Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)		9.70%	3.78%	4.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Real Return Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Real Return Fund)		Class A	Class B	Class C	Class R
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.75%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.87%	1.62%	1.37%	1.12%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60%, 1.35% and 1.10% for Class A, Class B, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Real Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	460	642	839	1,407
Class B	665	811	1,081	1,721
Class C	239	434	750	1,646
Class R	114	356	617	1,363

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Real Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	460	642	839	1,407
Class B	165	511	881	1,721
Class C	139	434	750	1,646
Class R	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. TIPS Index, as calculated by PIMCO, which as of June 30, 2012 was 6.20 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Inflation Notes Index. The Lipper Treasury Inflation-Protected Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.25%. For the periods shown in the bar chart, the highest quarterly return was 7.58% in the Q3 2002, and the lowest quarterly return was -5.87% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Return Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		6.94%	7.23%	7.06%
Class A Return After Taxes on Distributions	[1]	4.84%	5.26%	5.08%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.88%	5.04%	4.93%
Class B		5.28%	6.78%	6.83%
Class C		9.56%	7.35%	6.86%
Class R		10.38%	7.62%	7.12%
Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)		13.55%	7.95%	7.57%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)		11.08%	6.67%	7.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund)
Investment Objective
The Fund seeks a high level of current income, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Senior Floating Rate Fund)		Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)		1.00%	1.00%	none
Redemption Fees	[1]	1.00%	1.00%	1.00%
[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Senior Floating Rate Fund)	Class A	Class C	Class R
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.35%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Senior Floating Rate Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	288	582	1,001	2,169
Class R	137	428	739	1,624

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Senior Floating Rate Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	188	582	1,001	2,169
Class R	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Fund's benchmark index is the Credit Suisse Institutional Leverage Loan Index. The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund)
Investment Objective
The Fund seeks maximum current income, consistent with daily liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Short Asset Investment Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Short Asset Investment Fund)		Class A	Class C	Class R
Management Fees		0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees		0.25%	0.55%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.71%	1.01%	0.96%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%	0.89%	0.84%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Short Asset Investment Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	284	410
Class C	191	284
Class R	86	268

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Short Asset Investment Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	284	410
Class C	91	284
Class R	86	268

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Short Duration Municipal Income Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Short Duration Municipal Income Fund)	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.73%	1.03%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	205	328	569	1,259

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Lipper Short Municipal Debt Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.78%. For the periods shown in the bar chart, the highest quarterly return was 2.58% in the Q1 2009, and the lowest quarterly return was -11.00% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(2.04%)	(1.45%)	0.32%
Class A Return After Taxes on Distributions	[1]	(2.09%)	(1.54%)	0.26%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.93%)	(0.98%)	0.57%
Class C		(1.04%)	(1.29%)	0.23%
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.58%	3.03%	2.64%
Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)		2.42%	2.50%	2.48%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Short-Term Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Short-Term Fund)		Class A	Class B	Class C	Class R
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.55%	0.50%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.71%	1.46%	1.01%	0.96%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Short-Term Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	296	447	611	1,088
Class B	649	762	997	1,543
Class C	203	322	558	1,236
Class R	98	306	531	1,178

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Short-Term Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	296	447	611	1,088
Class B	149	462	797	1,543
Class C	103	322	558	1,236
Class R	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.75%. For the periods shown in the bar chart, the highest quarterly return was 3.52% in the Q2 2009, and the lowest quarterly return was -2.03% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short-Term Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(2.18%)	2.11%	2.30%
Class A Return After Taxes on Distributions	[1]	(2.78%)	1.08%	1.32%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(1.36%)	1.23%	1.40%
Class B		(5.58%)	1.48%	2.00%
Class C		(1.21%)	2.27%	2.23%
Class R		(0.18%)	2.32%	2.29%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.08%	1.36%	1.85%
Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)		0.39%	1.73%	2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund)	Class A	Class B	Class C	Class R
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%	1.10%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Total Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class B	513	705	921	1,428
Class C	263	505	871	1,900
Class R	112	350	606	1,340

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Total Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class B	163	505	871	1,428
Class C	163	505	871	1,900
Class R	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.55%. For the periods shown in the bar chart, the highest quarterly return was 5.93% in the Q3 2009, and the lowest quarterly return was -2.30% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(0.15%)	6.79%	5.91%
Class A Return After Taxes on Distributions	[1]	(1.36%)	4.58%	3.92%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.10%)	4.54%	3.91%
Class B		(0.53%)	6.73%	5.76%
Class C		1.97%	6.81%	5.52%
Class R		3.49%	7.35%	6.05%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund IV)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund IV)	Class A	Class C	Class R
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.10%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Total Return Fund IV) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	263	505	871	1,900
Class R	112	350	606	1,340

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Total Return Fund IV) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	163	505	871	1,900
Class R	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None	[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Treasury Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.10%	0.10%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.46%	0.46%	0.61%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.43%	0.43%	0.58%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Treasury Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	44	138
Class C	44	138
Class R	59	186

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	44	138
Class C	44	138
Class R	59	186

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Treasury securities. The Fund may invest in the following: U.S. Treasury bills, notes, trust receipts and other direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Once the Fund commences operations, performance for the Fund will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund)
Investment Objective
The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Bond Fund)		Class A	Class C	Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.31%	2.06%	1.56%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,001% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index (Resets Quarterly). LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. The Lipper Absolute Return Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.25%. For the periods shown in the bar chart, the highest quarterly return was 5.41% in the Q2 2009, and the lowest quarterly return was -1.16% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Jun 30, 2008	(3.50%)		4.45%
Class A Return After Taxes on Distributions	Jun 30, 2008	(4.22%)	[1]	3.37%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2008	(2.27%)	[1]	3.18%	[1]
Class C	Jun 30, 2008	(1.47%)		4.82%
Class R	Jun 30, 2008	(0.01%)		5.34%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2008	0.31%		0.91%
Lipper Absolute Return Funds Average (reflects no deductions for taxes)	Jun 30, 2008	7.84%		5.98%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund)
Investment Objective
The Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Tax Managed Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Tax Managed Bond Fund)	Class A	Class C
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.10%	1.85%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	288	582	1,001	2,169

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	188	582	1,001	2,169

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper General Bond Funds Average is a total return performance average of the funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.56%. For the periods shown in the bar chart, the highest quarterly return was 2.25% in the Q3 2010, and the lowest quarterly return was -2.84% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Jan 30, 2009	(4.00%)		1.09%
Class A Return After Taxes on Distributions	Jan 30, 2009	(4.32%)	[1]	0.64%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jan 30, 2009	(2.53%)	[1]	0.72%	[1]
Class C	Jan 30, 2009	(2.01%)		1.66%
3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)	Jan 30, 2009	0.18%		0.32%
Lipper General Bond Funds Average (reflects no deductions for taxes)	Jan 30, 2009	7.84%		9.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO All Asset Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.23%	0.33%	0.23%	0.38%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	[2][3]	0.97%	1.07%	1.22%	1.37%
Fee Waiver and/or Expense Reimbursement	[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.90%	1.00%	1.15%	1.30%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.945%, 1.045%, 1.195% and 1.345% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.875%, 0.975%, 1.125% and 1.275% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO All Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	91	285	496	1,102
Class P	101	317	550	1,219
Administrative Class	117	364	630	1,392
Class D	132	411	710	1,562

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (December 31, 2002) and Class D shares (April 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P, Administrative Class and Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. TIPS 1-10 Year Index. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays U.S. TIPS 1-10 Year Index.

The Barclays U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI + 500 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.50%. For the periods shown in the bar chart, the highest quarterly return was 12.61% in the Q2 2009, and the lowest quarterly return was -8.26% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 31, 2002	2.44%		5.64%		8.42%
Institutional Class Return After Taxes on Distributions	Jul 31, 2002	0.08%	[1]	3.04%	[1]	6.00%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2002	1.60%	[1]	3.28%	[1]	5.87%	[1]
Class P	Jul 31, 2002	2.27%		5.56%		8.32%
Administrative Class	Jul 31, 2002	2.13%		5.36%		8.15%
Class D	Jul 31, 2002	2.00%		5.14%		7.84%
Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.93%		6.90%		6.11%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.00%		7.25%		7.50%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Jul 31, 2002	(1.25%)		1.61%		6.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO All Asset All Authority Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.25%	0.35%	0.25%	0.40%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[2]	0.96%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	[3][4]	1.68%	1.78%	1.93%	2.08%
Fee Waiver and/or Expense Reimbursement	[5]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	1.65%	1.75%	1.90%	2.05%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.66%, 1.76%, 1.91% and 2.06% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[5]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.63%, 1.73%, 1.88% and 2.03% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	168	520	897	1,955
Class P	178	551	949	2,062
Administrative Class	193	597	1,026	2,222
Class D	208	643	1,103	2,379

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 33 1/3% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS�� TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, (less any exposure to the PIMCO CommoditiesPLUS�� Short Strategy Fund) normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33 1/3% of total assets. If at any time the Fund's borrowings exceed this 33 1/3% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (July 10, 2008) and Class D shares (July 29, 2005), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund's secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the S&P 500.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI + 650 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.63%. For the periods shown in the bar chart, the highest quarterly return was 11.93% in the Q2 2009, and the lowest quarterly return was -6.72% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Oct 31, 2003	3.01%		6.85%		7.42%
Institutional Class Return After Taxes on Distributions	Oct 31, 2003	0.14%	[1]	4.21%	[1]	4.87%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 31, 2003	1.96%	[1]	4.34%	[1]	4.89%	[1]
Class P	Oct 31, 2003	2.92%		6.72%		7.24%
Class D	Oct 31, 2003	2.57%		6.34%		6.84%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	2.11%		(0.25%)		4.32%
Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	9.50%		8.75%		9.05%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 31, 2003	(1.25%)		1.61%		5.19%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO CommoditiesPLUS�� Short Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.79%	0.89%	0.79%	1.04%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	0.92%	1.02%	1.17%	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.79%	0.89%	1.04%	1.29%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	81	252	439	978
Class P	91	284	493	1,096
Administrative Class	106	331	574	1,271
Class D	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones���UBS Commodity Index Total Return (the "Index"), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.

The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund's net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of June 30, 2012 was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of a commodity index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of the Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising commodity index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of a commodity index is rising and the Fund's Fixed Income Instruments holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index (due, in part, to the possibility of different roll dates, reset dates or contract months in the case of commodity derivatives in comparison to those specified in a commodity index)

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Dow Jones-UBS Commodity Index Total Return. The index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Specialty Funds Average is a total return performance average of Funds that invest primarily in commodity-linked derivative instruments or physicals of sectors or strategies not previously mentioned. These include leveraged or short-biased offerings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.90%. For the periods shown in the bar chart, the highest quarterly return was 8.98% in the Q3 2011, and the lowest quarterly return was -4.53% in the Q1 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Aug 17, 2010	10.89%		(7.02%)
Institutional Class Return After Taxes on Distributions	Aug 17, 2010	10.77%	[1]	(7.10%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 17, 2010	7.08%	[1]	(6.00%)	[1]
Class P	Aug 17, 2010	10.73%		(7.12%)
Class D	Aug 17, 2010	10.08%		(7.52%)
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	(13.32%)		4.26%
Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	11.64%		(7.14%)
Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)	Aug 17, 2010	(8.04%)		(11.62%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO CommoditiesPLUS�� Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.74%	0.84%	0.74%	0.99%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	0.88%	0.98%	1.13%	1.38%
Fee Waiver and/or Expense Reimbursement	[2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%	0.84%	0.99%	1.24%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	76	237	411	918
Class P	86	268	466	1,037
Administrative Class	101	315	547	1,213
Class D	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is -5.07%. For the periods shown in the bar chart, the highest quarterly return was 13.40% in the Q1 2011, and the lowest quarterly return was -13.64% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	May 28, 2010	(2.35%)		15.56%
Institutional Class Return After Taxes on Distributions	May 28, 2010	(8.23%)	[1]	11.04%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	May 28, 2010	(1.30%)	[1]	10.78%	[1]
Class P	May 28, 2010	(2.56%)		15.38%
Class D	May 28, 2010	(2.84%)		15.01%
Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)	May 28, 2010	(3.46%)		13.31%
Lipper Commodities Funds Average (reflects no deductions for taxes)	May 28, 2010	(7.66%)		10.31%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO CommodityRealReturn Strategy Fund��)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.74%	0.84%	0.74%	0.94%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[2][3]	0.90%	1.00%	1.15%	1.35%
Fee Waiver and/or Expense Reimbursement	[4]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.77%	0.87%	1.02%	1.22%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense is 0.87%, 0.97%, 1.12% and 1.32% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.74%, 0.84%, 0.99% and 1.19% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	79	246	428	954
Class P	89	278	482	1,073
Administrative Class	104	325	563	1,248
Class D	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC ("PIMCO"), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Total Return Index) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is -0.30%. For the periods shown in the bar chart, the highest quarterly return was 16.77% in the Q1 2004, and the lowest quarterly return was -35.68% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jun 28, 2002	(7.56%)		2.41%		9.98%
Institutional Class Return After Taxes on Distributions	Jun 28, 2002	(15.69%)	[1]	(3.21%)	[1]	5.01%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	(4.52%)	[1]	(1.10%)	[1]	5.84%	[1]
Class P	Jun 28, 2002	(7.77%)		2.32%		9.88%
Administrative Class	Jun 28, 2002	(7.74%)		2.16%		9.71%
Class D	Jun 28, 2002	(8.09%)		1.89%		9.44%
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	(13.32%)		(2.07%)		5.64%
Lipper Commodities General Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(7.66%)		(2.21%)		3.52%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund)	Institutional Class	Class P	Administrative Class
Management Fees	1.25%	1.35%	1.25%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	1.25%	1.35%	1.50%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	127	397	686	1,511
Class P	137	428	739	1,624
Administrative Class	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the FTSE RAFI�� Emerging Markets Index (the "Index") and the MSCI Emerging Markets Index (the "Secondary Index") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Fundamental Index ("Enhanced RAFI�� EM"), an enhanced, performance recalibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index, the Secondary Index and Enhanced RAFI�� EM are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Index and the Secondary Index. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index consists of the largest constituent companies by fundamental accounting value which satisfy the Enhanced RAFI�� EM selection criteria. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization such as the Secondary Index, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� EM is a recalibrated version of the Index that may incorporate additional factors designed to improve performance and/or reduce volatility. Enhanced RAFI�� EM may include a broader array of stocks than the Index and may be further recalibrated to reflect price momentum in underlying stock prices. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining. The Fund's Secondary Index is a market capitalization weighted index that is designed to measure equity market performance of emerging markets.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods when Class P shares of the Fund were not operational (including April 1, 2009 through December 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Nov 26, 2008	(16.80%)		30.40%
Institutional Class Return After Taxes on Distributions	Nov 26, 2008	(17.77%)	[1]	18.68%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Nov 26, 2008	(10.88%)	[1]	20.00%	[1]
Class P	Nov 26, 2008	(16.90%)		30.25%
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	Nov 26, 2008	(17.88%)		22.82%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	Nov 26, 2008	(18.42%)		22.43%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)	Nov 26, 2008	(20.30%)		20.26%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Fundamental Advantage Total Return Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.89%	0.99%	0.89%	1.04%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.91%	1.01%	1.16%	1.31%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.89%, 0.99%, 1.14% and 1.29% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	93	290	504	1,120
Class P	103	322	558	1,236
Administrative Class	118	368	638	1,409
Class D	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 629% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 Index (the "S&P 500"), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI�� 1000 and the S&P 500 are further described below. The Fund's strategy with respect to maintaining long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 can be characterized as "market neutral" because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI�� 1000 over the S&P 500.

Enhanced RAFI�� 1000 is a performance recalibrated version of the FTSE RAFI�� US 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI�� 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI�� 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.The Fund seeks to maintain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 even when Enhanced RAFI�� 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the price appreciation (or depreciation) on the S&P 500 and certain transaction costs. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI�� 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund's performance of general stock market movements, Pacific Investment Management Company LLC ("PIMCO") may increase or decrease the Fund's long exposure to Enhanced RAFI�� 1000 or the Fund's short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000 relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The values of derivatives based on Enhanced RAFI�� 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI�� 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI�� 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI�� 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (June 30, 2010), performance information shown in the table for that class is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.54%. For the periods shown in the bar chart, the highest quarterly return was 11.64% in the Q2 2009, and the lowest quarterly return was -5.13% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Feb 29, 2008	(0.54%)		6.86%
Institutional Class Return After Taxes on Distributions	Feb 29, 2008	(3.60%)	[1]	1.13%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Feb 29, 2008	(0.34%)	[1]	3.58%	[1]
Class P	Feb 29, 2008	(0.54%)		6.79%
Class D	Feb 29, 2008	(0.92%)		6.44%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Feb 29, 2008	0.31%		1.11%
Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)	Feb 29, 2008	0.60%		0.15%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the FTSE RAFI�� US 1000 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Fundamental IndexPLUS�� TR Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.79%	0.89%	0.79%	0.94%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.79%	0.89%	1.04%	1.19%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	81	252	439	978
Class P	91	284	493	1,096
Administrative Class	106	331	574	1,271
Class D	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,047% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the FTSE RAFI�� US 1000 Index (the "Index") by investing under normal circumstances in derivatives based on Enhanced RAFI�� 1000, an enhanced, performance recalibrated version of the Index ("Enhanced RAFI�� 1000"), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index and Enhanced RAFI�� 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI�� 1000 derivatives in addition to or in place of Enhanced RAFI�� 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI�� 1000 derivatives should closely track changes in the value of Enhanced RAFI�� 1000. However, Enhanced RAFI�� 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� 1000 is a performance recalibrated version of the Index that incorporates additional factors, including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company's fundamental drivers of value. Enhanced RAFI�� 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI�� 1000 derivatives or Enhanced RAFI�� 1000 stocks even when Enhanced RAFI�� 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� 1000 derivatives by providing model portfolios of Enhanced RAFI�� 1000 securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� 1000 to the Fund. Because the Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000.

Though the Fund does not normally invest directly in Enhanced RAFI�� 1000 securities, when Enhanced RAFI�� 1000 derivatives appear to be overvalued relative to Enhanced RAFI�� 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI�� 1000 stocks. In the alternative, the Fund may invest all of its assets in a "basket" of Index stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the FTSE RAFI�� US 1000 Index. FTSE RAFI�� US 1000 Index is part of the FTSE RAFI�� Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI�� Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI�� US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock's dividend provides to the performance of the index. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 13.77%. For the periods shown in the bar chart, the highest quarterly return was 31.95% in the Q2 2009, and the lowest quarterly return was -23.88% in the Q4 2008 .

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jun 30, 2005	5.33%		5.56%		7.39%
Institutional Class Return After Taxes on Distributions	Jun 30, 2005	1.64%	[1]	(0.45%)	[1]	1.73%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2005	3.43%	[1]	1.12%	[1]	2.92%	[1]
Class P	Jun 30, 2005	5.12%		5.45%		7.26%
Administrative Class	Jun 30, 2005	5.00%		5.28%		7.10%
Class D	Jun 30, 2005	4.74%		5.12%		6.94%
FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	0.07%		1.06%		4.42%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	2.11%		(0.25%)		2.97%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Jun 30, 2005	(2.09%)		0.92%		1.21%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Global Multi-Asset Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.95%	1.05%	0.95%	1.30%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[1]	1.46%	1.56%	1.71%	2.06%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%	1.09%	1.24%	1.59%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	101	315	547	1,213
Class P	111	347	601	1,329
Administrative Class	126	393	681	1,500
Class D	162	502	866	1,889

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO CommodityRealReturn Strategy Fund��). The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund, PIMCO CommodityRealReturn Strategy Fund��, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Global Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The Fund began operations on 10/29/08. Index comparisons began on 10/31/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.51%. For the periods shown in the bar chart, the highest quarterly return was 11.48% in the Q3 2009, and the lowest quarterly return was -7.66% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 29, 2008	(1.14%)		9.47%
Institutional Class Return After Taxes on Distributions	Oct 29, 2008	(3.31%)	[1]	7.04%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 29, 2008	(0.61%)	[1]	6.75%	[1]
Class P	Oct 29, 2008	(1.23%)		9.38%
Administrative Class	Oct 29, 2008	(1.37%)		9.12%
Class D	Oct 29, 2008	(1.71%)		8.85%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(5.54%)		10.48%
60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(0.01%)		10.23%
Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 29, 2008	(5.30%)		9.30%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Inflation Response Multi-Asset Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.90%	1.00%	0.90%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.04%	1.14%	1.29%	1.49%
Fee Waiver and/or Expense Reimbursement	[2][3][4]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	0.90%	1.05%	1.25%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Inflation Response Multi-Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	82	277	489	1,099
Class P	92	308	543	1,216
Administrative Class	107	334	579	1,283
Class D	127	418	730	1,615

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund.

The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below).

The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds) and the Fund may invest up to 15% of its total assets in equity securities of REITs. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO Commodity RealReturn Strategy Fund��, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity linked derivative instruments backed by a portfolio of inflation indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 15% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.84%	0.94%	0.84%	0.94%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.84%	0.94%	1.09%	1.19%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	86	268	466	1,037
Class P	96	300	520	1,155
Administrative Class	111	347	601	1,329
Class D	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 347% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the MSCI EAFE Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Developed ex-U.S. Fundamental Index (the "eRAFI Developed ex-U.S. Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Developed ex-U.S. Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Developed ex-U.S. Fundamental Index derivatives should closely track changes in the value of eRAFI Developed ex-U.S. Fundamental Index. However, eRAFI Developed ex-U.S. Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Developed ex-U.S. Fundamental Index is comprised of stocks with a market capitalization ranging from $18 million to $193 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Developed ex-U.S. Fundamental Index for purposes of developing eRAFI Developed ex-U.S. Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Developed ex-U.S. Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Developed ex-U.S. Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index derivatives by providing model portfolios of the eRAFI Developed ex-U.S. Fundamental Index securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on the eRAFI Developed ex-U.S. Fundamental Index to the Fund. Because the eRAFI Developed ex-U.S. Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Developed ex-U.S. Fundamental Index.

The Fund seeks to remain invested in the eRAFI Developed ex-U.S. Fundamental Index derivatives even when the eRAFI Developed ex-U.S. Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Developed ex-U.S. Fundamental Index securities, when the eRAFI Developed ex-U.S. Fundamental Index derivatives appear to be overvalued relative to the eRAFI Developed ex-U.S. Fundamental Index, the Fund may invest all of its assets in a "basket"of eRAFI Developed ex-U.S. Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Developed ex-U.S. Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Developed ex-U.S. Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.64%	0.74%	0.64%	0.79%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	65	205	357	798
Class P	76	237	411	918
Administrative Class	91	284	493	1,096
Class D	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 778% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.79%. For the periods shown in the bar chart, the highest quarterly return was 35.87% in the Q2 2009, and the lowest quarterly return was -22.93% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Nov 30, 2006	(10.75%)		(0.69%)		(0.33%)
Institutional Class Return After Taxes on Distributions	Nov 30, 2006	(12.09%)	[1]	(4.23%)	[1]	(4.05%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Nov 30, 2006	(6.97%)	[1]	(2.48%)	[1]	(2.27%)	[1]
Class P	Nov 30, 2006	(10.66%)		(0.76%)		(0.40%)
Administrative Class	Nov 30, 2006	(10.99%)		(0.95%)		(0.59%)
Class D	Nov 30, 2006	(11.10%)		(1.12%)		(0.76%)
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	Nov 30, 2006	(12.14%)		(4.72%)		(4.06%)
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Nov 30, 2006	(13.54%)		(4.01%)		(3.34%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	0.90%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.76%	0.86%	1.01%	1.16%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.75%, 0.85%, 1.00% and 1.15% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 896% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P and the Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 9.52%. For the periods shown in the bar chart, the highest quarterly return was 27.71% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Oct 30, 2003	(10.57%)		(0.92%)		6.81%
Institutional Class Return After Taxes on Distributions	Oct 30, 2003	(12.48%)	[1]	(4.77%)	[1]	2.51%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	(6.63%)	[1]	(2.66%)	[1]	3.61%	[1]
Class P	Oct 30, 2003	(10.66%)		(1.01%)		6.75%
Class D	Oct 30, 2003	(11.02%)		(1.32%)		6.34%
MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	(12.10%)		(5.88%)		3.54%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Oct 30, 2003	(13.54%)		(4.01%)		5.60%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Real Income 2019 Fund��)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.39%	0.49%	0.39%	0.54%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.39%	0.49%	0.64%	0.79%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	40	125	219	493
Class P	50	157	274	616
Administrative Class	65	205	357	798
Class D	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2019. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2019. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. TIPS Real Income 2019 Index. The index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. The index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.73%. For the periods shown in the bar chart, the highest quarterly return was 2.46% in the Q2 2011, and the lowest quarterly return was -0.11% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 30, 2009	7.37%		6.04%
Institutional Class Return After Taxes on Distributions	Oct 30, 2009	3.11%	[1]	2.27%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	4.73%	[1]	2.97%	[1]
Class P	Oct 30, 2009	7.31%		5.99%
Class D	Oct 30, 2009	7.03%		5.67%
Barclays U.S. TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.86%		6.22%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Real Income 2029 Fund��)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.39%	0.49%	0.39%	0.54%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.39%	0.49%	0.64%	0.79%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	40	125	219	493
Class P	50	157	274	616
Administrative Class	65	205	357	798
Class D	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2029. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2029. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. TIPS Real Income 2029 Index. The index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. The index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.48%. For the periods shown in the bar chart, the highest quarterly return was 5.86% in the Q3 2011, and the lowest quarterly return was -1.16% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 30, 2009	14.56%		10.35%
Institutional Class Return After Taxes on Distributions	Oct 30, 2009	12.37%	[1]	8.34%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	9.38%	[1]	7.64%	[1]
Class P	Oct 30, 2009	14.51%		10.25%
Class D	Oct 30, 2009	14.15%		9.95%
Barclays U.S. TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	15.16%		10.28%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Real Return Asset Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	0.58%	0.68%	0.83%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65% and 0.80% for Institutional Class, Class P and Administrative Class shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Return Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	59	186	324	726
Class P	69	218	379	847
Administrative Class	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 239% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. Treasury Inflation Notes 10+ Years Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012, as converted, was 11.49 years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Treasury Inflation Notes 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.17%. For the periods shown in the bar chart, the highest quarterly return was 10.63% in the Q3 2002, and the lowest quarterly return was -8.02% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Return Asset Fund) (PIMCO Strategic Markets - Institutional)		1 Year	5 Years	10 Years
Institutional Class		22.06%	10.58%	10.29%
Institutional Class Return After Taxes on Distributions	[1]	15.69%	7.35%	7.49%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	14.97%	7.24%	7.31%
Class P		21.95%	10.49%	10.24%
Barclays U.S. Treasury Inflation Notes: 10+ Year Index (reflects no deductions for fees, expenses or taxes)		24.42%	10.28%	9.81%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)		11.08%	6.67%	7.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealEstateRealReturn Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.74%	0.84%	0.74%	0.89%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	0.78%	0.88%	1.03%	1.18%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.74%, 0.84%, 0.99% and 1.14% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	80	249	433	966
Class P	90	281	488	1,084
Administrative Class	105	328	569	1,259
Class D	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 287% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange-traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 21.96%. For the periods shown in the bar chart, the highest quarterly return was 42.86% in the Q3 2009, and the lowest quarterly return was -46.39% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Oct 30, 2003	26.18%		4.77%		13.57%
Institutional Class Return After Taxes on Distributions	Oct 30, 2003	19.70%	[1]	0.10%	[1]	5.77%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	16.94%	[1]	1.16%	[1]	6.91%	[1]
Class P	Oct 30, 2003	25.90%		4.66%		13.45%
Class D	Oct 30, 2003	25.67%		4.35%		13.08%
Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	9.37%		(2.11%)		8.85%
Lipper Real Estate Funds Average (reflects no deductions for taxes)	Oct 30, 2003	7.71%		(1.80%)		8.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� Income and Distribution Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[2][3]	1.19%	1.29%	1.44%	1.69%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.76%	0.86%	1.01%	1.26%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.18%, 1.28%, 1.43% and 1.68% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. Unlike the other PIMCO RealRetirement�� Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the 1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real Return Today IndexSM. The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real Return 2010 IndexSM. The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward. The Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.73%. For the periods shown in the bar chart, the highest quarterly return was 10.78% in the Q2 2009, and the lowest quarterly return was -1.99% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	3.85%		4.70%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	2.46%	[1]	1.96%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	2.63%	[1]	2.49%	[1]
Class P	Mar 31, 2008	3.75%		4.59%
Administrative Class	Mar 31, 2008	3.69%		4.46%
Class D	Mar 31, 2008	3.30%		4.09%
Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.67%		4.31%
Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.68%		4.26%
Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)	Mar 31, 2008	2.16%		3.47%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2015 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.19%	1.29%	1.44%	1.69%
Fee Waiver and/or Expense Reimbursement	[2]	(0.44%)	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%	0.85%	1.00%	1.25%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2015 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	240	417	930
Class P	87	271	471	1,049
Administrative Class	102	318	552	1,225
Class D	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2015 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2015, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2020 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	[2][3]	1.20%	1.30%	1.45%	1.70%
Fee Waiver and/or Expense Reimbursement	[4]	(0.44%)	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.76%	0.86%	1.01%	1.26%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.19%, 1.29%, 1.44% and 1.69% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2020 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.58%. For the periods shown in the bar chart, the highest quarterly return was 13.37% in the Q2 2009, and the lowest quarterly return was -4.33% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	1.96%		3.28%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	0.67%	[1]	0.59%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	1.37%	[1]	1.30%	[1]
Class P	Mar 31, 2008	1.98%		3.22%
Administrative Class	Mar 31, 2008	1.74%		3.06%
Class D	Mar 31, 2008	1.49%		2.71%
Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	5.03%		3.54%
Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	0.09%		1.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2025 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.25%	1.35%	1.50%	1.75%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.76%	0.86%	1.01%	1.26%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.24%, 1.34%, 1.49% and 1.74% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2025 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2030 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.80%	0.90%	0.80%	1.05%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	[2][3]	1.26%	1.36%	1.51%	1.76%
Fee Waiver and/or Expense Reimbursement	[4]	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.81%	0.91%	1.06%	1.31%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.25%, 1.35%, 1.50% and 1.75% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	83	259	450	1,002
Class P	93	290	504	1,120
Administrative Class	108	337	585	1,294
Class D	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2030 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.59%. For the periods shown in the bar chart, the highest quarterly return was 14.92% in the Q2 2009, and the lowest quarterly return was -6.82% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	(0.22%)		1.97%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	(1.75%)	[1]	(0.85%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(0.07%)	[1]	0.13%	[1]
Class P	Mar 31, 2008	(0.31%)		1.88%
Administrative Class	Mar 31, 2008	(0.39%)		1.74%
Class D	Mar 31, 2008	(0.68%)		1.38%
Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	1.20%		1.74%
Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(2.20%)		(0.08%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2035 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.80%	0.90%	0.80%	1.05%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[2][3]	1.31%	1.41%	1.56%	1.81%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.82%	0.92%	1.07%	1.32%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.29%, 1.39%, 1.54% and 1.79% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2035 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	84	262	455	1,014
Class P	94	293	509	1,131
Administrative Class	109	340	590	1,306
Class D	134	418	723	1,590

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The PIMCORealRetirement�� 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2040 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.95%	0.85%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.35%	1.45%	1.60%	1.85%
Fee Waiver and/or Expense Reimbursement	[4]	(0.48%)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.87%	0.97%	1.12%	1.37%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.33%, 1.43%, 1.58% and 1.83% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	89	278	482	1,073
Class P	99	309	536	1,190
Administrative Class	114	356	617	1,363
Class D	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2040 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.94%. For the periods shown in the bar chart, the highest quarterly return was 21.03% in the Q2 2009, and the lowest quarterly return was -9.51% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	(1.60%)		2.05%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	(3.37%)	[1]	(1.11%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(0.97%)	[1]	(0.01%)	[1]
Class P	Mar 31, 2008	(1.69%)		2.37%
Administrative Class	Mar 31, 2008	(1.93%)		1.80%
Class D	Mar 31, 2008	(2.08%)		1.47%
Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(2.96%)		(0.21%)
Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(3.45%)		(0.60%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2045 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.95%	0.85%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	[2][3]	1.38%	1.48%	1.63%	1.88%
Fee Waiver and/or Expense Reimbursement	[4][5]	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	0.87%	0.97%	1.12%	1.37%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.36%, 1.46%, 1.61% and 1.86% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2045 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	89	278	482	1,073
Class P	99	309	536	1,190
Administrative Class	114	356	617	1,363
Class D	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the kindex's maturity date approaches.

(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2050 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.95%	0.85%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	[2][3]	1.37%	1.47%	1.62%	1.87%
Fee Waiver and/or Expense Reimbursement	[4]	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.87%	0.97%	1.12%	1.37%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.35%, 1.45%, 1.60% and 1.85% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	89	278	482	1,073
Class P	99	309	536	1,190
Administrative Class	114	356	617	1,363
Class D	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2050+ Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.28%. For the periods shown in the bar chart, the highest quarterly return was 20.72% in the Q2 2009, and the lowest quarterly return was -10.45% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	(3.11%)		1.91%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	(5.05%)	[1]	(1.01%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(2.00%)	[1]	0.02%	[1]
Class P	Mar 31, 2008	(3.20%)		2.26%
Administrative Class	Mar 31, 2008	(3.42%)		1.66%
Class D	Mar 31, 2008	(3.68%)		1.31%
Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(5.20%)		(1.11%)
Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(4.07%)		(0.83%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the Russell 2000�� Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Small Cap StocksPLUS�� TR Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.69%	0.79%	0.69%	0.84%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.69%	0.79%	0.94%	1.09%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	70	221	384	859
Class P	81	252	439	978
Administrative Class	96	300	520	1,155
Class D	111	347	601	1,329

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 666% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the Russell 2000�� Index by investing under normal circumstances in Russell 2000�� Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000�� Index derivatives instead of Russell 2000�� Index stocks to attempt to equal or exceed the daily performance of the Russell 2000�� Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000�� Index derivatives should closely track changes in the value of the index. However, Russell 2000�� Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000�� Index, which represents approximately 10% of the total market capitalization of the Russell 3000�� Index. As of June 30, 2012, the Russell 2000�� Index's average market capitalization (dollar-weighted) was $675 million. The Fund seeks to remain invested in Russell 2000�� Index derivatives or Russell 2000�� Index stocks even when the Russell 2000�� Index is declining.

Though the Fund does not normally invest directly in Russell 2000�� Index securities, when Russell 2000�� Index derivatives appear to be overvalued relative to the Russell 2000�� Index, the Fund may invest all of its assets in a "basket" of Russell 2000�� Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000�� Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000�� Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000�� Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 15.20%. For the periods shown in the bar chart, the highest quarterly return was 30.73% in the Q2 2009 , and the lowest quarterly return was -24.61% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Mar 31, 2006	(4.67%)		6.05%		6.04%
Institutional Class Return After Taxes on Distributions	Mar 31, 2006	(6.16%)	[1]	1.39%	[1]	1.90%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2006	(3.03%)	[1]	2.41%	[1]	2.71%	[1]
Class P	Mar 31, 2006	(4.92%)		5.91%		5.91%
Class D	Mar 31, 2006	(5.02%)		5.67%		5.65%
Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	(4.18%)		0.15%		0.79%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Mar 31, 2006	(2.09%)		0.92%		1.07%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.84%	0.94%	0.84%	0.94%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.84%	0.94%	1.09%	1.19%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	86	268	466	1,037
Class P	96	300	520	1,155
Administrative Class	111	347	601	1,329
Class D	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the Russell 2000�� Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Small Company Fundamental Index (the "eRAFI Small Company Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Small Company Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Small Company Fundamental Index derivatives should closely track changes in the value of eRAFI Small Company Fundamental Index. However, eRAFI Small Company Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Small Company Fundamental Index is comprised of stocks with a market capitalization ranging from $5 million to $8 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Small Company Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Small Company Fundamental Index for purposes of developing eRAFI Small Company Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Small Company Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Small Company Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Small Company Fundamental Index derivatives by providing a model portfolio of the eRAFI Small Company Fundamental Index to the Fund's swap counterparties, who in turn are able to provide total return swaps based on the eRAFI Small Company Fundamental Index to the Fund. Because eRAFI Small Company Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Small Company Fundamental Index.

The Fund seeks to remain invested in the eRAFI Small Company Fundamental Index derivatives even when the eRAFI Small Company Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Small Company Fundamental Index securities, when the eRAFI Small Company Fundamental Index derivatives appear to be overvalued relative to the eRAFI Small Company Fundamental Index, the Fund may invest all of its assets in a "basket" of eRAFI Small Company Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Small Company Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Small Company Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 404% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the Class P shares (April 30, 2008), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 11.84%. For the periods shown in the bar chart, the highest quarterly return was 24.70% in the Q2 2009, and the lowest quarterly return was -25.89% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Institutional)		1 Year	5 Years	10 Years
Institutional Class		1.67%	(0.16%)	3.03%
Institutional Class Return After Taxes on Distributions	[1]	(1.10%)	(2.46%)	1.09%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.02%	(1.38%)	1.49%
Class P		1.48%	(0.24%)	3.00%
Administrative Class		1.36%	(0.42%)	2.76%
Class D		1.19%	(0.54%)	2.62%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)		(0.59%)	(0.81%)	2.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� Long Duration Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.59%	0.69%	0.59%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.59%	0.69%	0.84%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� Long Duration Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	60	189	329	738
Class P	70	221	384	859
Administrative Class	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The Fund believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P and Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 16.29%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Long Duration Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Aug 31, 2007	21.15%		7.52%
Institutional Class Return After Taxes on Distributions	Aug 31, 2007	19.82%	[1]	3.83%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2007	15.12%	[1]	4.54%	[1]
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	2.11%		(1.45%)
S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	25.58%		7.24%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Aug 31, 2007	(2.09%)		0.74%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� Total Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.64%	0.74%	0.64%	0.79%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	65	205	357	798
Class P	76	237	411	918
Administrative Class	91	284	493	1,096
Class D	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Class D shares (July 31, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P and Class D shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 15.61%. For the periods shown in the bar chart, the highest quarterly return was 25.83% in the Q2 2009, and the lowest quarterly return was -22.30% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jun 28, 2002	2.81%		2.43%		6.84%
Institutional Class Return After Taxes on Distributions	Jun 28, 2002	1.65%	[1]	(1.06%)	[1]	3.88%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	1.83%	[1]	0.04%	[1]	4.30%	[1]
Class P	Jun 28, 2002	2.80%		2.36%		6.80%
Class D	Jun 28, 2002	2.47%		2.06%		6.45%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	2.11%		(0.25%)		4.61%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(0.59%)		(0.81%)		4.03%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund)
Investment Objective
The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� TR Short Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.64%	0.74%	0.64%	0.79%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.66%	0.76%	0.91%	1.06%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.64%, 0.74%, 0.89% and 1.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	67	211	368	822
Class P	78	243	422	942
Administrative Class	93	290	504	1,120
Class D	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class D shares (July 31, 2006), performance information shown in the table for Class D is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of the S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options. The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is -4.83%. For the periods shown in the bar chart, the highest quarterly return was 25.08% in the Q4 2008, and the lowest quarterly return was -10.82% in the Q4 2010.

Average Annual Total Returns (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 23, 2003	(4.84%)		3.45%		1.40%
Institutional Class Return After Taxes on Distributions	Jul 23, 2003	(5.63%)	[1]	0.54%	[1]	(0.79%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 23, 2003	(3.12%)	[1]	2.65%	[1]	0.76%	[1]
Class P	Jul 23, 2003	(5.03%)		3.35%		1.32%
Class D	Jul 23, 2003	(5.28%)		2.95%		0.94%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	2.11%		(0.25%)		4.97%
Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	(4.34%)		(3.22%)		(6.97%)
Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)	Jul 23, 2003	(11.77%)		(15.97%)		(14.06%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund)
Investment Objective
The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Tax Managed Real Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.60%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.45%	0.55%	0.70%	0.85%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	46	144	252	567
Class P	56	176	307	689
Administrative Class	72	224	390	871
Class D	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"), with the remainder of the Fund's assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities ("TIPS")), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real return" equals total return less the estimated cost of inflation. The average portfolio duration of the fixed income portion of this Fund will normally vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers ("CPI") as the inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.

As part of its principal investment strategies, the Fund's investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the "realized" rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.

The Fund may invest in investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays Municipal Bond 1-10 year Blend (1-12) Index. The index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.71%. For the periods shown in the bar chart, the highest quarterly return was 3.20% in the Q2 2011, and the lowest quarterly return was -0.78% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 30, 2009	7.40%		5.40%
Institutional Class Return After Taxes on Distributions	Oct 30, 2009	7.37%	[1]	5.31%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	5.51%	[1]	4.82%	[1]
Class P	Oct 30, 2009	7.30%		5.30%
Class D	Oct 30, 2009	6.98%		4.98%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.62%		5.51%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Oct 30, 2009	8.71%		5.65%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO All Asset Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO All Asset Fund)		Class A	Class B	Class C	Class R
Management Fees		0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	[2][3]	1.47%	2.22%	2.22%	1.72%
Fee Waiver and/or Expense Reimbursement	[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.40%	2.15%	2.15%	1.65%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.445%, 2.195%, 2.195%, and 1.695% for Class A, Class B, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.375%, 2.125%, 2.125% and 1.625% for Class A, Class B, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO All Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	512	800	1,110	1,986
Class B	568	871	1,202	2,030
Class C	318	671	1,152	2,478
Class R	167	519	894	1,949

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO All Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	512	800	1,110	1,986
Class B	218	671	1,152	2,030
Class C	218	671	1,152	2,478
Class R	167	519	894	1,949

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (April 30, 2003) and the inception date of Class R shares (January 31, 2006), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. TIPS 1-10 Year Index. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays U.S. TIPS 1-10 Year Index.

The Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. This index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark was the same CPI + 500 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments, with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.23%. For the periods shown in the bar chart, the highest quarterly return was 12.43% in the Q2 2009, and the lowest quarterly return was -8.38% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 31, 2002	(1.95%)		4.21%		7.34%
Class A Return After Taxes on Distributions	Jul 31, 2002	(4.06%)	[1]	1.83%	[1]	5.11%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2002	(1.26%)	[1]	2.19%	[1]	5.03%	[1]
Class B	Jul 31, 2002	(2.22%)		4.15%		7.09%
Class C	Jul 31, 2002	0.15%		4.24%		6.97%
Class R	Jul 31, 2002	1.57%		4.71%		7.47%
Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.93%		6.90%		6.11%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.00%		7.25%		7.50%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Jul 31, 2002	(1.25%)		1.61%		6.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO All Asset All Authority Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO All Asset All Authority Fund)		Class A	Class C
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.47%	0.47%
Acquired Fund Fees and Expenses	[2]	0.96%	0.96%
Total Annual Fund Operating Expenses	[3][4]	2.13%	2.88%
Fee Waiver and/or Expense Reimbursement	[5]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	2.10%	2.85%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.11% and 2.86% for Class A and Class C shares, respectively.
[4]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 2.08% and 2.83% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	751	1,172	1,617	2,847
Class C	388	883	1,504	3,176

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	751	1,172	1,617	2,847
Class C	288	883	1,504	3,176

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 33 1/3% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS�� TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, (less any exposure to the PIMCO CommoditiesPLUS�� Short Strategy Fund) normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33 1/3% of total assets. If at any time the Fund's borrowings exceed this 33 1/3% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and Class C shares (July 29, 2005), performance information shown in the bar chart and table for these classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund's secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the S&P 500.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI+ 650 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.37%. For the periods shown in the bar chart, the highest quarterly return was 11.72% in the Q2 2009, and the lowest quarterly return was -6.77% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Oct 31, 2003	(3.08%)		5.43%		6.29%
Class A Return After Taxes on Distributions	Oct 31, 2003	(5.65%)	[1]	2.99%	[1]	3.90%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 31, 2003	(2.00%)	[1]	3.23%	[1]	4.00%	[1]
Class C	Oct 31, 2003	0.76%		5.44%		5.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	2.11%		(0.25%)		4.32%
Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	9.50%		8.75%		9.05%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 31, 2003	(1.25%)		1.61%		5.19%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Short Strategy Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Short Strategy Fund)		Class A	Class C
Management Fees		1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Acquired Fund Fees and Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	1.42%	2.17%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.29%	2.04%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class C	307	640	1,098	2,369

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class C	207	640	1,098	2,369

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones���UBS Commodity Index Total Return (the "Index"), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.

The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund's net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of June 30, 2012 was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of a commodity index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of the Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising commodity index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of a commodity index is rising and the Fund's Fixed Income Instruments holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index (due, in part, to the possibility of different roll dates, reset dates or contract months in the case of commodity derivatives in comparison to those specified in a commodity index)

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Dow Jones-UBS Commodity Index Total Return. The index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Speciality Funds Average is a total return performance average of Funds that invest primarily in commodity-linked derivative instruments or physicals of sectors or strategies not previously mentioned. These include leveraged or short-biased offerings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.62%. For the periods shown in the bar chart, the highest quarterly return was 8.88% in the Q3 2011, and the lowest quarterly return was -4.66% in the Q1 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Aug 17, 2010	4.31%		(11.14%)
Class A Return After Taxes on Distributions	Aug 17, 2010	4.22%	[1]	(11.20%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Aug 17, 2010	2.80%	[1]	(9.47%)	[1]
Class C	Aug 17, 2010	8.46%		(8.84%)
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	(13.32%)		4.26%
Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	11.64%		(7.14%)
Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)	Aug 17, 2010	(8.04%)		(11.62%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Strategy Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Strategy Fund)		Class A	Class C	Class R
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.38%	2.13%	1.63%
Fee Waiver and/or Expense Reimbursement	[2]	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	1.49%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	922	1,194	1,967
Class C	302	624	1,073	2,317
Class R	152	471	813	1,779

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	922	1,194	1,967
Class C	202	624	1,073	2,317
Class R	152	471	813	1,779

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Funds Average is a total return performance average of Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is -5.25%. For the periods shown in the bar chart, the highest quarterly return was 13.22% in the Q1 2011, and the lowest quarterly return was -13.74% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	May 28, 2010	(8.27%)		10.93%
Class A Return After Taxes on Distributions	May 28, 2010	(13.72%)	[1]	6.65%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	May 28, 2010	(5.16%)	[1]	7.13%	[1]
Class C	May 28, 2010	(4.41%)		14.15%
Class R	May 28, 2010	(3.10%)		14.68%
Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)	May 28, 2010	(3.46%)		13.31%
Lipper Commodities Funds Average (reflects no deductions for taxes)	May 28, 2010	(7.66%)		10.31%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO CommodityRealReturn Strategy Fund��)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO CommodityRealReturn Strategy Fund��)		Class A	Class B	Class C	Class R
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[2][3]	1.35%	2.10%	2.10%	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.22%	1.97%	1.97%	1.47%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense is 1.32%, 2.07%, 2.07% and 1.57% for Class A, Class B, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 1.19%, 1.94%, 1.94% and 1.44% for Class A, Class B, Class C and Class R, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	916	1,183	1,946
Class B	700	918	1,262	2,102
Class C	300	618	1,062	2,296
Class R	150	465	803	1,757

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	916	1,183	1,946
Class B	200	618	1,062	2,102
Class C	200	618	1,062	2,296
Class R	150	465	803	1,757

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC ("PIMCO"), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Index Total Return) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is -0.52%. For the periods shown in the bar chart, the highest quarterly return was 16.61% in the Q1 2004, and the lowest quarterly return was -35.85% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jun 28, 2002	(13.15%)		0.74%		8.78%
Class A Return After Taxes on Distributions	Jun 28, 2002	(20.79%)	[1]	(4.71%)	[1]	3.97%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	(8.17%)	[1]	(2.39%)	[1]	4.88%	[1]
Class B	Jun 28, 2002	(12.18%)		0.95%		8.75%
Class C	Jun 28, 2002	(9.49%)		1.13%		8.62%
Class R	Jun 28, 2002	(8.29%)		1.44%		8.86%
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	(13.32%)		(2.07%)		5.64%
Lipper Commodities General Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(7.66%)		(2.21%)		3.52%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Fundamental Advantage Total Return Strategy Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Fundamental Advantage Total Return Strategy Fund)		Class A	Class C
Management Fees		1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.31%	2.06%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.29% and 2.04% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	309	646	1,108	2,390

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	209	646	1,108	2,390

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 629% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 Index (the "S&P 500"), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI�� 1000 and the S&P 500 are further described below. The Fund's strategy with respect to maintaining long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 can be characterized as "market neutral" because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI�� 1000 over the S&P 500.

Enhanced RAFI�� 1000 is a performance recalibrated version of the FTSE RAFI�� US 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI�� 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI�� 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.The Fund seeks to maintain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 even when Enhanced RAFI�� 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the price appreciation (or depreciation) on the S&P 500 and certain transaction costs. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI�� 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund's performance of general stock market movements, Pacific Investment Management Company LLC ("PIMCO") may increase or decrease the Fund's long exposure to Enhanced RAFI�� 1000 or the Fund's short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000 relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The values of derivatives based on Enhanced RAFI�� 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI�� 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI�� 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI�� 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2008), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.51%. For the periods shown in the bar chart, the highest quarterly return was 11.24% in the Q2 2009, and the lowest quarterly return was -5.27% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Feb 29, 2008	(4.62%)		5.35%
Class A Return After Taxes on Distributions	Feb 29, 2008	(7.48%)	[1]	(0.29%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Feb 29, 2008	(2.99%)	[1]	2.34%	[1]
Class C	Feb 29, 2008	(2.50%)		5.88%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Feb 29, 2008	0.31%		1.11%
Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)	Feb 29, 2008	0.60%		0.15%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the FTSE RAFI�� US 1000 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Fundamental IndexPLUS�� TR Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Fundamental IndexPLUS�� TR Fund)	Class A	Class C
Management Fees	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.19%	1.94%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	297	609	1,047	2,264

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	197	609	1,047	2,264

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,047% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the FTSE RAFI�� US 1000 Index (the "Index") by investing under normal circumstances in derivatives based on Enhanced RAFI�� 1000, an enhanced, performance recalibrated version of the Index ("Enhanced RAFI�� 1000"), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index and Enhanced RAFI�� 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI�� 1000 derivatives in addition to or in place of Enhanced RAFI�� 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI�� 1000 derivatives should closely track changes in the value of Enhanced RAFI�� 1000. However, Enhanced RAFI�� 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� 1000 is a performance recalibrated version of the Index that incorporates additional factors, including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company's fundamental drivers of value. Enhanced RAFI�� 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI�� 1000 derivatives or Enhanced RAFI�� 1000 stocks even when Enhanced RAFI�� 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� 1000 derivatives by providing model portfolios of Enhanced RAFI�� 1000 securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� 1000 to the Fund. Because the Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000.

Though the Fund does not normally invest directly in Enhanced RAFI�� 1000 securities, when Enhanced RAFI�� 1000 derivatives appear to be overvalued relative to Enhanced RAFI�� 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI�� 1000 stocks. In the alternative, the Fund may invest all of its assets in a "basket" of Index stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the FTSE RAFI�� US 1000 Index. FTSE RAFI�� US 1000 Index is part of the FTSE RAFI�� Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI�� Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI�� US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock's dividend provides to the performance of the index. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 13.77%. For the periods shown in the bar chart, the highest quarterly return was 31.73% in the Q2 2009, and the lowest quarterly return was -23.89% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jun 30, 2005	0.75%		4.31%		6.30%
Class A Return After Taxes on Distributions	Jun 30, 2005	(2.74%)	[1]	(1.63%)	[1]	0.73%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2005	0.46%	[1]	0.11%	[1]	2.05%	[1]
Class C	Jun 30, 2005	3.05%		4.35%		6.18%
FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	0.07%		1.06%		4.42%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	2.11%		(0.25%)		2.97%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Jun 30, 2005	(2.09%)		0.92%		1.21%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Global Multi-Asset Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Global Multi-Asset Fund)		Class A	Class C	Class R
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[1]	2.06%	2.81%	2.31%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.59%	2.34%	1.84%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	1,024	1,368	2,335
Class C	337	730	1,250	2,676
Class R	187	579	995	2,159

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	1,024	1,368	2,335
Class C	237	730	1,250	2,676
Class R	187	579	995	2,159

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO CommodityRealReturn Strategy Fund��). The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund, PIMCO CommodityRealReturn Strategy Fund��, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Global Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The Fund began operations on 10/29/08. Index comparisons began on 10/31/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.25%. For the periods shown in the bar chart, the highest quarterly return was 11.30% in the Q3 2009, and the lowest quarterly return was -7.68% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 29, 2008	(7.08%)		7.56%
Class A Return After Taxes on Distributions	Oct 29, 2008	(8.95%)	[1]	5.31%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 29, 2008	(4.48%)	[1]	5.20%	[1]
Class C	Oct 29, 2008	(3.38%)		8.07%
Class R	Oct 29, 2008	(1.98%)		8.57%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(5.54%)		10.48%
60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(0.01%)		10.23%
Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 29, 2008	(5.30%)		9.30%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Inflation Response Multi-Asset Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Inflation Response Multi-Asset Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.49%	2.24%	1.74%
Fee Waiver and/or Expense Reimbursement	[2][3][4]	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.50%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO Inflation Response Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	945	1,240	2,076
Class C	303	648	1,120	2,423
Class R	153	495	861	1,892

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Inflation Response Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	945	1,240	2,076
Class C	203	648	1,120	2,423
Class R	153	495	861	1,892

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund.

The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below).

The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds) and the Fund may invest up to 15% of its total assets in equity securities of REITs. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO Commodity RealReturn Strategy Fund��, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity linked derivative instruments backed by a portfolio of inflation indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 15% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Management Fees	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	297	609	1,047	2,264
Class R	147	456	787	1,724

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	197	609	1,047	2,264
Class R	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 347% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the MSCI EAFE Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Developed ex-U.S. Fundamental Index (the "eRAFI Developed ex-U.S. Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Developed ex-U.S. Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Developed ex-U.S. Fundamental Index derivatives should closely track changes in the value of eRAFI Developed ex-U.S. Fundamental Index. However, eRAFI Developed ex-U.S. Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Developed ex-U.S. Fundamental Index is comprised of stocks with a market capitalization ranging from $18 million to $193 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Developed ex-U.S. Fundamental Index for purposes of developing eRAFI Developed ex-U.S. Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Developed ex-U.S. Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Developed ex-U.S. Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index derivatives by providing model portfolios of the eRAFI Developed ex-U.S. Fundamental Index securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on the eRAFI Developed ex-U.S. Fundamental Index to the Fund. Because the eRAFI Developed ex-U.S. Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Developed ex-U.S. Fundamental Index.

The Fund seeks to remain invested in the eRAFI Developed ex-U.S. Fundamental Index derivatives even when the eRAFI Developed ex-U.S. Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Developed ex-U.S. Fundamental Index securities, when the eRAFI Developed ex-U.S. Fundamental Index derivatives appear to be overvalued relative to the eRAFI Developed ex-U.S. Fundamental Index, the Fund may invest all of its assets in a "basket"of eRAFI Developed ex-U.S. Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Developed ex-U.S. Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Developed ex-U.S. Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))	Class A	Class C
Management Fees	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.04%	1.79%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class C	282	563	970	2,105

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class C	182	563	970	2,105

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 778% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 8.53%. For the periods shown in the bar chart, the highest quarterly return was 35.67% in the Q2 2009, and the lowest quarterly return was -23.03% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Nov 30, 2006	(14.41%)		(1.84%)		(1.47%)
Class A Return After Taxes on Distributions	Nov 30, 2006	(15.62%)	[1]	(5.29%)	[1]	(5.10%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Nov 30, 2006	(9.35%)	[1]	(3.37%)	[1]	(3.16%)	[1]
Class C	Nov 30, 2006	(12.39%)		(1.82%)		(1.46%)
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	Nov 30, 2006	(12.14%)		(4.72%)		(4.06%)
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Nov 30, 2006	(13.54%)		(4.01%)		(3.34%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))		Class A	Class B	Class C
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.16%	1.91%	1.91%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	730	989	1,731
Class B	694	900	1,232	1,946
Class C	294	600	1,032	2,233

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	730	989	1,731
Class B	194	600	1,032	1,946
Class C	194	600	1,032	2,233

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 896% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 9.33%. For the periods shown in the bar chart, the highest quarterly return was 27.74% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Oct 30, 2003	(14.20%)		(2.41%)		5.64%
Class A Return After Taxes on Distributions	Oct 30, 2003	(16.02%)	[1]	(6.20%)	[1]	1.42%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	(8.99%)	[1]	(3.86%)	[1]	2.64%	[1]
Class B	Oct 30, 2003	(15.60%)		(2.20%)		5.63%
Class C	Oct 30, 2003	(12.45%)		(2.04%)		5.60%
MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	(12.10%)		(5.88%)		3.54%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Oct 30, 2003	(13.54%)		(4.01%)		5.60%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2019 Fund��)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2019 Fund��)	Class A	Class C
Management Fees	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.79%	1.29%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	231	409	708	1,556

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2019. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2019. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays US TIPS Real Income 2019 Index. The index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. Index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.49%. For the periods shown in the bar chart, the highest quarterly return was 2.33% in the Q2 2010, and the lowest quarterly return was -0.06% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 30, 2009	3.05%		3.96%
Class A Return After Taxes on Distributions	Oct 30, 2009	(0.96%)	[1]	0.33%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	1.92%	[1]	1.28%	[1]
Class C	Oct 30, 2009	5.55%		5.33%
Barclays US TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.86%		6.22%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2029 Fund��)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2029 Fund��)	Class A	Class C
Management Fees	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.79%	1.29%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	231	409	708	1,556

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2029. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2029. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays US TIPS Real Income 2029 Index. The index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. Index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.30%. For the periods shown in the bar chart, the highest quarterly return was 5.62% in the Q3 2011, and the lowest quarterly return was -1.31% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 30, 2009	9.91%		8.03%
Class A Return After Taxes on Distributions	Oct 30, 2009	7.88%	[1]	6.13%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	6.36%	[1]	5.71%	[1]
Class C	Oct 30, 2009	12.72%		9.42%
Barclays US TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	15.16%		10.28%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealEstateRealReturn Strategy Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealEstateRealReturn Strategy Fund)		Class A	Class B	Class C
Management Fees		0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	1.18%	1.93%	1.93%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.14%, 1.89% and 1.89% for Class A, Class B and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	696	906	1,242	1,968
Class C	296	606	1,042	2,254

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	196	606	1,042	1,968
Class C	196	606	1,042	2,254

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 287% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange-traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 21.87%. For the periods shown in the bar chart, the highest quarterly return was 42.35% in the Q3 2009, and the lowest quarterly return was -46.32% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Oct 30, 2003	18.56%		3.12%		12.26%
Class A Return After Taxes on Distributions	Oct 30, 2003	12.38%	[1]	(1.52%)	[1]	4.53%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	12.01%	[1]	(0.22%)	[1]	5.82%	[1]
Class B	Oct 30, 2003	19.86%		3.31%		12.18%
Class C	Oct 30, 2003	23.74%		3.51%		12.19%
Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	9.37%		(2.11%)		8.85%
Lipper Real Estate Funds Average (reflects no deductions for taxes)	Oct 30, 2003	7.71%		(1.80%)		8.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� Income and Distribution Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� Income and Distribution Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[2][3]	1.69%	2.44%	1.94%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.26%	2.01%	1.51%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.68%, 2.43% and 1.93% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. Unlike the other PIMCO RealRetirement�� Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the 1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real Return Today IndexSM. The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real Return 2010 IndexSM. The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward. The Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.53%. For the periods shown in the bar chart, the highest quarterly return was 10.71% in the Q2 2009, and the lowest quarterly return was -2.10% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(2.34%)		2.56%
Class A Return After Taxes on Distributions	Mar 31, 2008	(3.50%)	[1]	0.01%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(1.39%)	[1]	0.78%	[1]
Class C	Mar 31, 2008	1.70%		3.37%
Class R	Mar 31, 2008	3.11%		3.83%
Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.67%		4.31%
Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.68%		4.26%
Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)	Mar 31, 2008	2.16%		3.47%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2015 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2015 Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.69%	2.44%	1.94%
Fee Waiver and/or Expense Reimbursement	[2]	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.50%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2015 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	925	1,199	1,978
Class C	303	627	1,078	2,327
Class R	153	474	818	1,791

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2015 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	925	1,199	1,978
Class C	203	627	1,078	2,327
Class R	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2015 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2015, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2020 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2020 Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	[2][3]	1.70%	2.45%	1.95%
Fee Waiver and/or Expense Reimbursement	[4]	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.26%	2.01%	1.51%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.69%, 2.44% and 1.94% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2020 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.28%. For the periods shown in the bar chart, the highest quarterly return was 13.12% in the Q2 2009, and the lowest quarterly return was -4.47% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(4.18%)		1.14%
Class A Return After Taxes on Distributions	Mar 31, 2008	(5.24%)	[1]	(1.34%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(2.63%)	[1]	(0.39%)	[1]
Class C	Mar 31, 2008	(0.22%)		1.98%
Class R	Mar 31, 2008	1.20%		2.47%
Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	5.03%		3.54%
Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	0.09%		1.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2025 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2025 Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.75%	2.50%	2.00%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.26%	2.01%	1.51%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.74%, 2.49% and 1.99% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2025 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2025 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2030 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2030 Fund)		Class A	Class C	Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	[2][3]	1.76%	2.51%	2.01%
Fee Waiver and/or Expense Reimbursement	[4]	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.31%	2.06%	1.56%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.75%, 2.50% and 2.00% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2030 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.30%. For the periods shown in the bar chart, the highest quarterly return was 14.67% in the Q2 2009, and the lowest quarterly return was -6.95% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(6.10%)		(0.13%)
Class A Return After Taxes on Distributions	Mar 31, 2008	(7.41%)	[1]	(2.75%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(3.90%)	[1]	(1.52%)	[1]
Class C	Mar 31, 2008	(2.36%)		0.66%
Class R	Mar 31, 2008	(1.00%)		1.11%
Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	1.20%		1.74%
Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(2.20%)		(0.08%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2035 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2035 Fund)		Class A	Class C	Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[2][3]	1.81%	2.56%	2.06%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.32%	2.07%	1.57%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.79%, 2.54% and 2.04% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2035 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	945	1,234	2,053
Class C	310	649	1,114	2,400
Class R	160	496	855	1,867

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2035 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	945	1,234	2,053
Class C	210	649	1,114	2,400
Class R	160	496	855	1,867

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The PIMCORealRetirement�� 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2040 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2040 Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.85%	2.60%	2.10%
Fee Waiver and/or Expense Reimbursement	[4]	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.37%	2.12%	1.62%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.83%, 2.58% and 2.08% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	315	664	1,139	2,452
Class R	165	511	881	1,922

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	215	664	1,139	2,452
Class R	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2040 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.65%. For the periods shown in the bar chart, the highest quarterly return was 20.91% in the Q2 2009, and the lowest quarterly return was -9.70% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(7.30%)		(0.03%)
Class A Return After Taxes on Distributions	Mar 31, 2008	(8.84%)	[1]	(3.00%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(4.68%)	[1]	(1.65%)	[1]
Class C	Mar 31, 2008	(3.76%)		0.73%
Class R	Mar 31, 2008	(2.46%)		1.23%
Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(2.96%)		(0.21%)
Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(3.45%)		(0.60%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2045 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2045 Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	[2][3]	1.88%	2.63%	2.13%
Fee Waiver and/or Expense Reimbursement	[4][5]	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	1.37%	2.12%	1.62%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.86%, 2.61% and 2.11% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2045 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	315	664	1,139	2,452
Class R	165	511	881	1,922

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2045 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	215	664	1,139	2,452
Class R	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2050 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2050 Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	[2][3]	1.87%	2.62%	2.12%
Fee Waiver and/or Expense Reimbursement	[4]	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.37%	2.12%	1.62%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.85%, 2.60% and 2.10% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	315	664	1,139	2,452
Class R	165	511	881	1,922

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	215	664	1,139	2,452
Class R	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2050+ Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.01%. For the periods shown in the bar chart, the highest quarterly return was 20.60% in the Q2 2009, and the lowest quarterly return was -10.62% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(8.93%)		(0.17%)
Class A Return After Taxes on Distributions	Mar 31, 2008	(10.64%)	[1]	(2.93%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(5.78%)	[1]	(1.64%)	[1]
Class C	Mar 31, 2008	(5.34%)		0.57%
Class R	Mar 31, 2008	(3.88%)		1.11%
Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(5.20%)		(1.11%)
Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(4.07%)		(0.83%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the Russell 2000�� Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Small Cap StocksPLUS�� TR Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Small Cap StocksPLUS�� TR Fund)	Class A	Class C
Management Fees	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.09%	1.84%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	482	709	953	1,654
Class C	287	579	995	2,159

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	482	709	953	1,654
Class C	187	579	995	2,159

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 666% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the Russell 2000�� Index by investing under normal circumstances in Russell 2000�� Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000�� Index derivatives instead of Russell 2000�� Index stocks to attempt to equal or exceed the daily performance of the Russell 2000�� Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000�� Index derivatives should closely track changes in the value of the index. However, Russell 2000�� Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000�� Index, which represents approximately 10% of the total market capitalization of the Russell 3000�� Index. As of June 30, 2012, the Russell 2000�� Index's average market capitalization (dollar-weighted) was $675 million. The Fund seeks to remain invested in Russell 2000�� Index derivatives or Russell 2000�� Index stocks even when the Russell 2000�� Index is declining.

Though the Fund does not normally invest directly in Russell 2000�� Index securities, when Russell 2000�� Index derivatives appear to be overvalued relative to the Russell 2000�� Index, the Fund may invest all of its assets in a "basket" of Russell 2000�� Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000�� Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000�� Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000�� Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2006), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 15.01%. For the periods shown in the bar chart, the highest quarterly return was 30.78% in the Q2 2009, and the lowest quarterly return was -24.72% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Mar 31, 2006	(8.65%)		4.93%		5.00%
Class A Return After Taxes on Distributions	Mar 31, 2006	(10.00%)	[1]	0.37%	[1]	0.95%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2006	(5.61%)	[1]	1.51%	[1]	1.88%	[1]
Class C	Mar 31, 2006	(6.56%)		4.87%		4.85%
Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	(4.18%)		0.15%		0.79%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Mar 31, 2006	(2.09%)		0.92%		1.07%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Management Fees	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	297	609	1,047	2,264
Class R	147	456	787	1,724

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	197	609	1,047	2,264
Class R	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the Russell 2000�� Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Small Company Fundamental Index (the "eRAFI Small Company Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Small Company Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Small Company Fundamental Index derivatives should closely track changes in the value of eRAFI Small Company Fundamental Index. However, eRAFI Small Company Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Small Company Fundamental Index is comprised of stocks with a market capitalization ranging from $5 million to $8 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Small Company Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Small Company Fundamental Index for purposes of developing eRAFI Small Company Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Small Company Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Small Company Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Small Company Fundamental Index derivatives by providing a model portfolio of the eRAFI Small Company Fundamental Index to the Fund's swap counterparties, who in turn are able to provide total return swaps based on the eRAFI Small Company Fundamental Index to the Fund. Because eRAFI Small Company Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Small Company Fundamental Index.

The Fund seeks to remain invested in the eRAFI Small Company Fundamental Index derivatives even when the eRAFI Small Company Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Small Company Fundamental Index securities, when the eRAFI Small Company Fundamental Index derivatives appear to be overvalued relative to the eRAFI Small Company Fundamental Index, the Fund may invest all of its assets in a "basket" of eRAFI Small Company Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Small Company Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Small Company Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Fund)	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%	0.50%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.40%	1.15%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	668	820	1,097	1,661
Class C	243	443	766	1,680
Class R	117	365	633	1,398

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,661
Class C	143	443	766	1,680
Class R	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 404% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 11.63%. For the periods shown in the bar chart, the highest quarterly return was 24.84% in the Q2 2009, and the lowest quarterly return was -25.94% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Retail)		1 Year	5 Years	10 Years
Class A		(2.58%)	(1.15%)	2.29%
Class A Return After Taxes on Distributions	[1]	(5.21%)	(3.39%)	0.42%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.74%)	(2.17%)	0.90%
Class B		(4.09%)	(1.59%)	2.08%
Class C		(0.25%)	(1.03%)	2.11%
Class R		1.13%	(0.76%)	2.39%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)		(0.59%)	(0.81%)	2.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Long Duration Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO StocksPLUS�� Long Duration Fund)	Class A (PIMCO Strategic Markets - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO StocksPLUS�� Long Duration Fund)	Class A (PIMCO Strategic Markets - Retail)
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.99%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� Long Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Strategic Markets - Retail)	472	678	902	1,543

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� Long Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Strategic Markets - Retail)	472	678	902	1,543

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The Fund believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 16.29%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Long Duration Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Aug 31, 2007	21.15%		7.52%
Institutional Class Return After Taxes on Distributions	Aug 31, 2007	19.82%	[1]	3.83%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2007	15.12%	[1]	4.54%	[1]
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	2.11%		(1.45%)
S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	25.58%		7.24%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Aug 31, 2007	(2.09%)		0.74%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Total Return Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Total Return Fund)	Class A	Class B	Class C
Management Fees	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.79%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class B	532	763	1,020	1,642
Class C	282	563	970	2,105

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class B	182	563	970	1,642
Class C	182	563	970	2,105

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (July 31, 2003), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 15.23%. For the periods shown in the bar chart, the highest quarterly return was 25.57% in the Q2 2009, and the lowest quarterly return was -22.23% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jun 28, 2002	(1.44%)		1.25%		6.03%
Class A Return After Taxes on Distributions	Jun 28, 2002	(2.46%)	[1]	(2.09%)	[1]	3.19%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	(0.93%)	[1]	(0.86%)	[1]	3.66%	[1]
Class B	Jun 28, 2002	(1.92%)		1.20%		5.78%
Class C	Jun 28, 2002	0.70%		1.27%		5.65%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	2.11%		(0.25%)		4.61%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(0.59%)		(0.81%)		4.03%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund)
Investment Objective
The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� TR Short Strategy Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� TR Short Strategy Fund)		Class A	Class C
Management Fees		0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.06%	1.81%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.04% and 1.79% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	479	700	938	1,621
Class C	284	569	980	2,127

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	479	700	938	1,621
Class C	184	569	980	2,127

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2006), performance information shown in the bar chart and table for these classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options. The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is -4.67%. For the periods shown in the bar chart, the highest quarterly return was 24.72% in the Q4 2008, and the lowest quarterly return was -10.92% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 23, 2003	(8.85%)		2.11%		0.47%
Class A Return After Taxes on Distributions	Jul 23, 2003	(9.53%)	[1]	(0.78%)	[1]	(1.70%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 23, 2003	(5.73%)	[1]	1.54%	[1]	none	[1]
Class C	Jul 23, 2003	(7.06%)		2.14%		0.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	2.11%		(0.25%)		4.97%
Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	(4.34%)		(3.22%)		(6.97%)
Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)	Jul 23, 2003	(11.77%)		(15.97%)		(14.06%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund)
Investment Objective
The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Tax Managed Real Return Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Tax Managed Real Return Fund)	Class A	Class C
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.85%	1.35%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	237	428	739	1,624

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"), with the remainder of the Fund's assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities ("TIPS")), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real return" equals total return less the estimated cost of inflation. The average portfolio duration of the fixed income portion of this Fund will normally vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers ("CPI") as the inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.

As part of its principal investment strategies, the Fund's investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the "realized" rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.

The Fund may invest in investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays Municipal Bond 1-10 year Blend (1-12) Index. The index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.51%. For the periods shown in the bar chart, the highest quarterly return was 3.10% in the Q2 2011, and the lowest quarterly return was -0.88% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 30, 2009	2.93%		3.14%
Class A Return After Taxes on Distributions	Oct 30, 2009	2.91%	[1]	3.05%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	2.44%	[1]	2.83%	[1]
Class C	Oct 30, 2009	5.44%		4.45%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.62%		5.51%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Oct 30, 2009	8.71%		5.65%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

(PIMCO California Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO California Intermediate Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.53%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.45%	0.55%	0.70%	0.78%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	46	143	249	561
Class P	56	175	305	683
Administrative Class	71	222	387	865
Class D	79	248	431	960

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.83%. For the periods shown in the bar chart, the highest quarterly return was 7.72% in the Q3 2009, and the lowest quarterly return was -4.66% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		5.98%	3.35%	3.59%
Institutional Class Return After Taxes on Distributions	[1]	5.85%	3.24%	3.50%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.12%	3.33%	3.57%
Class P		5.88%	3.25%	3.50%
Class D		5.64%	3.00%	3.22%
Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		11.20%	6.28%	5.54%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)		8.69%	4.27%	4.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO California Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO California Municipal Bond Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.44%	0.54%	0.44%	0.54%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.51%	0.61%	0.76%	0.86%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.54%	0.69%	0.79%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO California Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Institutional Class	45	141
Class P	55	173
Administrative Class	70	221
Class D	81	252

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from seven to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO California Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO California Short Duration Municipal Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.33%	0.43%	0.33%	0.48%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.33%	0.43%	0.58%	0.73%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	34	106	185	418
Class P	44	138	241	542
Administrative Class	59	186	324	726
Class D	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 0.59%. For the periods shown in the bar chart, the highest quarterly return was 1.99% in the Q3 2009, and the lowest quarterly return was -0.51% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Aug 31, 2006	0.75%		2.39%		2.52%
Institutional Class Return After Taxes on Distributions	Aug 31, 2006	0.70%	[1]	2.34%	[1]	2.47%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	0.98%	[1]	2.34%	[1]	2.46%	[1]
Class P	Aug 31, 2006	0.65%		2.29%		2.42%
Class D	Aug 31, 2006	0.35%		1.98%		2.11%
Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	1.73%		3.00%		3.02%
Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Aug 31, 2006	4.12%		3.31%		3.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Convertible Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Convertible Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.65%	0.75%	0.65%	0.80%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	0.68%	0.78%	0.93%	1.08%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.65%, 0.75%, 0.90% and 1.05% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Convertible Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	69	218	379	847
Class P	80	249	433	966
Administrative Class	95	296	515	1,143
Class D	110	343	595	1,317

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include "synthetic" convertible securities. Synthetic convertible securities, which may be created by a third party or Pacific Investment Management Company LLC ("PIMCO"), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010) and periods when Class D shares of the Fund were not operational (including February 1, 2003 through April 27, 2011), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.03%. For the periods shown in the bar chart, the highest quarterly return was 20.81% in the Q3 2009, and the lowest quarterly return was -20.37% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Convertible Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		(2.72%)	3.17%	5.86%
Institutional Class Return After Taxes on Distributions	[1]	(3.86%)	2.07%	4.65%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	(1.58%)	2.14%	4.41%
Class P		(2.95%)	3.05%	5.74%
Administrative Class		(3.02%)	2.90%	5.54%
Class D		(3.12%)	2.76%	5.43%
BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)		(5.18%)	2.10%	4.88%
Lipper Convertible Securities Funds Average (reflects no deductions for taxes)		(5.69%)	1.88%	4.91%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Credit Absolute Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Credit Absolute Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.90%	1.00%	0.90%	1.05%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.90%	1.00%	1.15%	1.30%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (PIMCO Credit Absolute Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	92	287	498	1,108
Class P	102	318	552	1,225
Administrative Class	117	365	633	1,398
Class D	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Diversified Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Diversified Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.75%	0.85%	0.75%	0.90%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.75%	0.85%	1.00%	1.15%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	240	417	930
Class P	87	271	471	1,049
Administrative Class	102	318	552	1,225
Class D	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD (the "Blended Benchmark"). The Fund believes the Blended Benchmark reflects the Fund's investment strategy more accurately than the Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 29, 2004), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). The Barclays Global Aggregate Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.13%. For the periods shown in the bar chart, the highest quarterly return was 12.97% in the Q2 2009, and the lowest quarterly return was -6.46% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 31, 2003	4.42%		7.18%		8.15%
Institutional Class Return After Taxes on Distributions	Jul 31, 2003	2.36%	[1]	4.77%	[1]	5.83%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2003	2.89%	[1]	4.69%	[1]	5.64%	[1]
Class P	Jul 31, 2003	4.32%		7.07%		8.04%
Administrative Class	Jul 31, 2003	4.16%		6.91%		7.89%
Class D	Jul 31, 2003	4.00%		6.76%		7.71%
Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	4.87%		5.49%		5.59%
1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	5.92%		6.83%		7.67%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Jul 31, 2003	2.99%		5.42%		6.36%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Local Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Local Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.90%	1.00%	0.90%	1.10%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.90%	1.00%	1.15%	1.35%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	92	287	498	1,108
Class P	102	318	552	1,225
Administrative Class	117	365	633	1,398
Class D	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of June 30, 2012 was 4.68 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the Class P shares (May 30, 2008), Administrative Class shares (October 16, 2007), and Class D shares (July 31, 2007), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.95%. For the periods shown in the bar chart, the highest quarterly return was 17.65% in the Q2 2009, and the lowest quarterly return was -8.14% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Dec 29, 2006	(0.79%)		8.24%		8.23%
Institutional Class Return After Taxes on Distributions	Dec 29, 2006	(2.51%)	[1]	5.43%	[1]	5.42%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Dec 29, 2006	(0.47%)	[1]	5.38%	[1]	5.37%	[1]
Class P	Dec 29, 2006	(0.89%)		8.14%		8.13%
Administrative Class	Dec 29, 2006	(1.04%)		7.96%		7.96%
Class D	Dec 29, 2006	(1.23%)		7.78%		7.77%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)	Dec 29, 2006	(1.75%)		9.19%		9.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Markets Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Markets Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.83%	0.93%	0.83%	1.00%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.83%	0.93%	1.08%	1.25%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	85	265	460	1,025
Class P	95	296	515	1,143
Administrative Class	110	343	595	1,317
Class D	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance .

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.57%. For the periods shown in the bar chart, the highest quarterly return was 17.02% in the Q4 2002, and the lowest quarterly return was -7.38% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		6.73%	7.43%	11.41%
Institutional Class Return After Taxes on Distributions	[1]	4.82%	5.02%	8.23%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.33%	4.92%	8.00%
Class P		6.62%	7.32%	11.29%
Administrative Class		6.46%	7.16%	11.13%
Class D		6.28%	6.99%	10.96%
JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)		8.46%	8.08%	11.04%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Markets Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Markets Corporate Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	1.25%	1.35%	1.25%	1.40%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.35%	1.50%	1.65%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	127	397	686	1,511
Class P	137	428	739	1,624
Administrative Class	153	474	818	1,791
Class D	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class D shares (November 18, 2011), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.01%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2010, and the lowest quarterly return was -5.39% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Jul 1, 2009	1.10%		10.20%
Institutional Class Return After Taxes on Distributions	Jul 1, 2009	(0.62%)	[1]	7.86%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 1, 2009	0.74%	[1]	7.39%	[1]
Class P	Jul 1, 2009	1.00%		10.15%
Class D	Jul 1, 2009	0.70%		9.76%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)	Jul 1, 2009	3.24%		12.24%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Markets Currency Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Emerging Markets Currency Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.85%	0.95%	0.85%	1.00%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.85%	0.95%	1.10%	1.25%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	87	271	471	1,049
Class P	97	303	525	1,166
Administrative Class	112	350	606	1,340
Class D	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund's investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.52%. For the periods shown in the bar chart, the highest quarterly return was 15.85% in the Q2 2009, and the lowest quarterly return was -11.75% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	May 31, 2005	(4.95%)		3.83%		5.36%
Institutional Class Return After Taxes on Distributions	May 31, 2005	(5.50%)	[1]	2.01%	[1]	3.52%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	May 31, 2005	(3.19%)	[1]	2.24%	[1]	3.56%	[1]
Class P	May 31, 2005	(5.04%)		3.72%		5.26%
Administrative Class	May 31, 2005	(5.18%)		3.56%		5.09%
Class D	May 31, 2005	(5.33%)		3.41%		4.93%
JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.54%		5.96%
JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.15%		5.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Extended Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Extended Duration Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Extended Duration Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of June 30, 2012 was 28.41 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.39%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -15.18% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Extended Duration Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Aug 31, 2006	55.81%		15.85%		15.36%
Institutional Class Return After Taxes on Distributions	Aug 31, 2006	49.99%	[1]	11.11%	[1]	10.77%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	36.13%	[1]	10.71%	[1]	10.38%	[1]
Class P	Aug 31, 2006	55.65%		15.74%		15.26%
Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	58.12%		14.75%		14.32%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	Aug 31, 2006	7.16%		6.24%		6.37%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Floating Income Fund)
Investment Objective
The Fund seeks maximum current yield consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Floating Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.70%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.95%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Floating Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-related securities). In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (December 31, 2005), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.80%. For the periods shown in the bar chart, the highest quarterly return was 13.55% in the Q2 2009, and the lowest quarterly return was -15.37% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Floating Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 30, 2004	(4.66%)		0.81%		2.98%
Institutional Class Return After Taxes on Distributions	Jul 30, 2004	(6.09%)	[1]	(1.06%)	[1]	1.10%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 30, 2004	(3.00%)	[1]	(0.38%)	[1]	1.46%	[1]
Class P	Jul 30, 2004	(4.75%)		0.71%		2.87%
Administrative Class	Jul 30, 2004	(4.90%)		0.57%		2.72%
Class D	Jul 30, 2004	(5.04%)		0.42%		2.56%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	0.31%		2.09%		2.66%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	(3.65%)		(0.81%)		1.48%
Lipper Loan Participation Funds Average (reflects no deductions for taxes)	Jul 30, 2004	1.23%		1.94%		2.95%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Foreign Bond Fund (Unhedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Foreign Bond Fund (Unhedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (February 28, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.32%. For the periods shown in the bar chart, the highest quarterly return was 14.01% in the Q3 2009, and the lowest quarterly return was -10.19% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Apr 30, 2004	8.37%		9.40%		7.55%
Institutional Class Return After Taxes on Distributions	Apr 30, 2004	6.55%	[1]	6.64%	[1]	5.36%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Apr 30, 2004	5.42%	[1]	6.36%	[1]	5.15%	[1]
Class P	Apr 30, 2004	8.27%		9.30%		7.44%
Administrative Class	Apr 30, 2004	8.11%		9.13%		7.28%
Class D	Apr 30, 2004	7.95%		8.96%		7.09%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	Apr 30, 2004	6.57%		7.77%		6.56%
Lipper International Income Funds Average (reflects no deductions for taxes)	Apr 30, 2004	2.77%		6.32%		5.70%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.88%. For the periods shown in the bar chart, the highest quarterly return was 8.71% in the Q3 2009, and the lowest quarterly return was -2.73% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		6.77%	7.08%	6.18%
Institutional Class Return After Taxes on Distributions	[1]	4.88%	4.90%	4.12%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.37%	4.77%	4.08%
Class P		6.67%	6.98%	6.08%
Administrative Class		6.51%	6.81%	5.94%
Class D		6.35%	6.64%	5.73%
JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		4.47%	4.62%	4.59%
Lipper International Income Funds Average (reflects no deductions for taxes)		2.77%	6.32%	7.16%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Global Advantage Strategy Bond Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Global Advantage Strategy Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.70%	0.80%	0.70%	0.85%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.70%	0.80%	0.95%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	72	224	390	871
Class P	82	255	444	990
Administrative Class	97	303	525	1,166
Class D	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index�� ("GLADI") (NY Close), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing���as bond prices tend to be inversely related to GDP growth rates���and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The Fund began operations on 02/05/09. Lipper comparisons began on 01/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.01%. For the periods shown in the bar chart, the highest quarterly return was 8.01% in the Q3 2010, and the lowest quarterly return was -1.58% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Feb 5, 2009	4.70%		9.50%
Institutional Class Return After Taxes on Distributions	Feb 5, 2009	3.27%	[1]	7.57%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Feb 5, 2009	3.07%	[1]	7.02%	[1]
Class P	Feb 5, 2009	4.59%		9.39%
Class D	Feb 5, 2009	4.29%		9.10%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	7.84%		7.37%
PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	3.80%		9.06%
Lipper Global Income Funds Average (reflects deductions for taxes)	Feb 5, 2009	3.62%		9.61%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Global Bond Fund (Unhedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Global Bond Fund (Unhedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.70%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.95%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 267% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX New York Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitations, the Fund may invest in mortgage-backed securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P (November 19, 2010) and Class D (July 31, 2008) shares performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.19%. For the periods shown in the bar chart, the highest quarterly return was 11.56% in the Q3 2009, and the lowest quarterly return was -8.87% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Bond Fund (Unhedged)) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		9.19%	8.64%	9.00%
Institutional Class Return After Taxes on Distributions	[1]	7.21%	5.78%	6.49%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.95%	5.66%	6.29%
Class P		9.08%	8.53%	8.89%
Administrative Class		8.92%	8.37%	8.73%
Class D		8.77%	8.21%	8.57%
JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)		7.69%	7.58%	7.94%
Lipper Global Income Funds Average (reflects deductions for taxes)		3.62%	5.29%	6.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Global Bond Fund (U.S. Dollar-Hedged))	Institutional Class	Class P	Administrative Class
Management Fees	0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.86%. For the periods shown in the bar chart, the highest quarterly return was 7.52% in the Q3 2009, and the lowest quarterly return was -3.23% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		8.59%	6.86%	6.14%
Institutional Class Return After Taxes on Distributions	[1]	7.19%	4.92%	4.32%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.55%	4.72%	4.21%
Class P		8.49%	6.75%	6.03%
Administrative Class		8.33%	6.61%	5.86%
JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		6.17%	5.27%	4.97%
Lipper Global Income Funds Average (reflects deductions for taxes)		3.62%	5.29%	6.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO GNMA Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO GNMA Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO GNMA Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,397% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.85%. For the periods shown in the bar chart, the highest quarterly return was 3.83% in the Q3 2006, and the lowest quarterly return was -0.61% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO GNMA Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		8.41%	7.76%	6.34%
Institutional Class Return After Taxes on Distributions	[1]	6.51%	5.51%	4.46%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.47%	5.33%	4.33%
Class P		8.30%	7.65%	6.24%
Class D		7.98%	7.34%	5.91%
Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)		7.90%	6.95%	5.83%
Lipper GNMA Funds Average (reflects no deductions for taxes)		6.62%	6.41%	5.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Government Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Government Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Total Annual Fund Operating Expenses	[1]	0.18%	0.28%	0.43%	0.43%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Class M	18	58	101	230
Class P	29	90	157	356
Administrative Class	44	138	241	542
Class D	44	138	241	542

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class M shares. The Administrative Class and Class D of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisons began on 01/31/09. The Lipper Institutional U.S. Government Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class M*

*The year-to-date return as of June 30, 2012 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 0.02% in the Q3 2010, and the lowest quarterly return was 0.01% in the Q2 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year	Since Inception
Class M	Jan 27, 2009	0.03%	0.11%
Class P	Jan 27, 2009	0.04%	0.08%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	Jan 27, 2009	0.08%	0.12%
Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes)	Jan 27, 2009	0.01%	0.05%

(PIMCO High Yield Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO High Yield Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO High Yield Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of June 30, 2012 was 3.62 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.64%. For the periods shown in the bar chart, the highest quarterly return was 17.11% in the Q2 2009, and the lowest quarterly return was -13.07% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		4.00%	6.26%	7.61%
Institutional Class Return After Taxes on Distributions	[1]	1.35%	3.37%	4.73%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.60%	3.60%	4.77%
Class P		3.90%	6.14%	7.50%
Administrative Class		3.74%	6.00%	7.35%
Class D		3.64%	5.87%	7.20%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)		5.40%	6.84%	7.94%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)		2.79%	5.10%	7.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO High Yield Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO High Yield Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.60%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.85%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	255	444	990
Class D	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (commonly known as "junk bonds"). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's primary benchmark is a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.56%. For the periods shown in the bar chart, the highest quarterly return was 13.16% in the Q3 2009, and the lowest quarterly return was -21.05% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 31, 2006	8.55%		0.41%		1.73%
Institutional Class Return After Taxes on Distributions	Jul 31, 2006	8.44%	[1]	0.29%	[1]	1.61%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2006	7.55%	[1]	0.99%	[1]	2.12%	[1]
Class P	Jul 31, 2006	8.45%		0.31%		1.63%
Class D	Jul 31, 2006	8.28%		0.13%		1.44%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2006	9.83%		3.48%		3.95%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)	Jul 31, 2006	9.98%		1.53%		2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO High Yield Spectrum Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO High Yield Spectrum Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.60%	0.70%	0.60%	0.70%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Total Annual Fund Operating Expenses		0.60%	0.70%	0.85%	0.95%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.55%	0.65%	0.80%	0.90%
[1]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	187	330	745
Class P	66	219	385	866
Administrative Class	82	266	466	1,044
Class D	92	298	521	1,162

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bank of America/Merrill Lynch Global High Yield, Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of June 30, 2012 was 3.42 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of June 30, 2012 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.45%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q4 2011, and the lowest quarterly return was -9.07% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Sep 15, 2010	2.71%		6.15%
Institutional Class Return After Taxes on Distributions	Sep 15, 2010	0.15%	[1]	3.54%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Sep 15, 2010	1.76%	[1]	3.76%	[1]
Class P	Sep 15, 2010	2.60%		6.04%
Class D	Sep 15, 2010	2.35%		5.77%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	Sep 15, 2010	3.16%		5.19%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)	Sep 15, 2010	2.79%		5.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Income Fund)
Investment Objective
The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Income Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.50%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	[2]	0.61%	0.71%	0.86%	0.91%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	62	195	340	762
Class P	73	227	395	883
Administrative Class	88	274	477	1,061
Class D	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 311% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.66%. For the periods shown in the bar chart, the highest quarterly return was 9.61% in the Q3 2009, and the lowest quarterly return was -2.44% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Income Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 30, 2007	6.36%		9.20%
Institutional Class Return After Taxes on Distributions	Mar 30, 2007	3.49%	[1]	6.54%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 30, 2007	4.14%	[1]	6.29%	[1]
Class P	Mar 30, 2007	6.27%		9.09%
Administrative Class	Mar 30, 2007	6.13%		8.92%
Class D	Mar 30, 2007	6.08%		8.87%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Mar 30, 2007	7.84%		6.51%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Mar 30, 2007	2.99%		5.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Investment Grade Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Investment Grade Corporate Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 6.48 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (September 30, 2002) and Class D shares (July 30, 2004), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.53%. For the periods shown in the bar chart, the highest quarterly return was 9.18% in the Q2 2009, and the lowest quarterly return was -5.26% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		6.86%	9.13%	7.99%
Institutional Class Return After Taxes on Distributions	[1]	4.42%	6.20%	5.32%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.88%	6.20%	5.31%
Class P		6.76%	9.02%	7.88%
Administrative Class		6.60%	8.85%	7.72%
Class D		6.44%	8.70%	7.55%
Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)		8.35%	6.80%	6.35%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Long Duration Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Long Duration Total Return Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Long Duration Total Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 219% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.32%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the Q4 2008, and the lowest quarterly return was -5.92% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long Duration Total Return Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Aug 31, 2006	18.57%		11.12%		10.93%
Institutional Class Return After Taxes on Distributions	Aug 31, 2006	15.44%	[1]	8.47%	[1]	8.33%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	12.35%	[1]	8.03%	[1]	7.90%	[1]
Class P	Aug 31, 2006	18.45%		11.02%		10.82%
Barclays Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	22.49%		9.71%		9.64%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	Aug 31, 2006	7.16%		6.24%		6.37%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Long-Term Credit Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Long-Term Credit Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Long-Term Credit Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	56	176	307	689
Class P	66	208	362	810
Administrative Class	82	256	444	990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 12.13 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (February 29, 2012), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect actual distribution and/or (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.62%. For the periods shown in the bar chart, the highest quarterly return was 8.09% in the Q3 2010, and the lowest quarterly return was -2.78% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long-Term Credit Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2009	17.10%		18.89%
Institutional Class Return After Taxes on Distributions	Mar 31, 2009	13.12%	[1]	14.85%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2009	11.24%	[1]	13.91%	[1]
Class P	Mar 31, 2009	16.99%		18.77%
Barclays U.S. Long Credit Index (reflects no deductions for fees, expenses or taxes)	Mar 31, 2009	17.13%		19.34%
Lipper General Bond Funds Average (reflects no deductions for taxes)	Mar 31, 2009	7.84%		10.47%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Long-Term U.S. Government Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Long-Term U.S. Government Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.48%	0.58%	0.48%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.49%	0.59%	0.74%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.475%, 0.575% and 0.725% for Institutional Class, Class P and Administrative Class shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	50	156	271	610
Class P	60	187	327	732
Administrative Class	75	235	409	912

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC ("PIMCO") may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.69%. For the periods shown in the bar chart, the highest quarterly return was 22.65% in the Q3 2011, and the lowest quarterly return was -7.74% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		28.08%	11.76%	9.36%
Institutional Class Return After Taxes on Distributions	[1]	21.54%	8.34%	6.65%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	18.11%	8.10%	6.50%
Class P		27.96%	11.65%	9.26%
Administrative Class		27.76%	11.49%	9.09%
Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)		29.93%	11.00%	8.95%
Lipper General U.S. Government Funds Average (reflects no deductions for taxes)		8.45%	5.79%	4.88%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Low Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Low Duration Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.46%	0.56%	0.46%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Low Duration Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883
Class D	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.27%. For the periods shown in the bar chart, the highest quarterly return was 7.11% in the Q2 2009, and the lowest quarterly return was -3.79% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		1.71%	5.21%	4.42%
Institutional Class Return After Taxes on Distributions	[1]	0.78%	3.68%	2.95%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.12%	3.57%	2.91%
Class P		1.61%	5.11%	4.32%
Administrative Class		1.46%	4.96%	4.17%
Class D		1.42%	4.90%	4.10%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Low Duration Fund II)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Low Duration Fund II)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Low Duration Fund II) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,022% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.48%. For the periods shown in the bar chart, the highest quarterly return was 4.88% in the Q2 2009, and the lowest quarterly return was -3.68% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund II) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		2.15%	4.58%	3.86%
Institutional Class Return After Taxes on Distributions	[1]	1.46%	3.32%	2.58%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.39%	3.19%	2.55%
Class P		2.05%	4.47%	3.76%
Administrative Class		1.89%	4.32%	3.61%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Low Duration Fund III)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Low Duration Fund III)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Low Duration Fund III) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 496% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a "Sudan-Related Issuer"). In analyzing whether an issuer is a Sudan- Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.19%. For the periods shown in the bar chart, the highest quarterly return was 6.92% in the Q2 2009, and the lowest quarterly return was -4.38% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund III) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		2.38%	4.85%	4.22%
Institutional Class Return After Taxes on Distributions	[1]	1.43%	3.21%	2.68%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.54%	3.18%	2.69%
Class P		2.28%	4.75%	4.11%
Administrative Class		2.12%	4.59%	3.95%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Moderate Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Moderate Duration Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.46%	0.56%	0.46%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Moderate Duration Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 391% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Intermediate Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 3.89 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. The Lipper Short Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.54%. For the periods shown in the bar chart, the highest quarterly return was 6.70% in the Q4 2008, and the lowest quarterly return was -4.01% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Moderate Duration Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		3.73%	7.31%	6.10%
Institutional Class Return After Taxes on Distributions	[1]	2.47%	5.27%	4.19%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.61%	5.10%	4.12%
Class P		3.63%	7.19%	5.99%
Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)		5.80%	5.88%	5.20%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		3.82%	4.73%	4.27%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Money Market Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees				0.25%
Total Annual Fund Operating Expenses	[1]	0.32%	0.42%	0.57%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Money Market Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	33	103	180	406
Class P	43	135	235	530
Administrative Class	58	183	318	714

Principal Investment Strategies

The Fund seeks to achieve its investment objective by complying with the quality, maturity and diversification of securities requirements applicable to money market funds. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so. The Fund may invest in the following U.S. dollar-denominated instruments: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P of the Fund has not commenced operations as of the date of this prospectus. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Lipper Institutional Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 0.03%. For the periods shown in the bar chart, the highest quarterly return was 1.30% in the Q4 2006, and the lowest quarterly return was 0.01% in the Q1 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Money Market Fund) (PIMCO Bond Funds - Institutional)	1 Year	5 Years	10 Years
Institutional Class	0.07%	1.51%	1.87%
Administrative Class	0.07%	1.40%	1.68%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.08%	1.36%	1.85%
Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)	0.04%	1.58%	1.90%

(PIMCO Mortgage-Backed Securities Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Mortgage-Backed Securities Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,322% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may,without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.46%. For the periods shown in the bar chart, the highest quarterly return was 5.31% in the Q3 2009, and the lowest quarterly return was -1.48% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		5.45%	7.12%	6.20%
Institutional Class Return After Taxes on Distributions	[1]	3.48%	4.62%	4.11%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	3.72%	4.63%	4.08%
Class P		5.35%	7.01%	6.09%
Administrative Class		5.19%	6.85%	5.94%
Class D		5.03%	6.69%	5.78%
Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)		6.32%	6.61%	5.72%
Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)		5.75%	5.21%	4.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.44%	0.54%	0.44%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.44%	0.54%	0.69%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	45	141	246	555
Class P	55	173	302	677
Administrative Class	70	221	384	859
Class D	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution ad/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.80%. For the periods shown in the bar chart, the highest quarterly return was 10.62% in the Q3 2009, and the lowest quarterly return was -12.47% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		9.28%	2.04%	3.58%
Institutional Class Return After Taxes on Distributions	[1]	9.13%	1.88%	3.48%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	7.48%	2.19%	3.59%
Class P		9.17%	1.92%	3.45%
Administrative Class		9.02%	1.80%	3.33%
Class D		8.95%	1.72%	3.24%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		10.70%	5.22%	5.38%
Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)		10.58%	3.77%	4.38%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO National Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks maximum tax exempt income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO National Intermediate Municipal Bond Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.55%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.52%	0.62%	0.77%	0.87%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45%	0.55%	0.70%	0.80%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO National Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Institutional Class	46	144
Class P	56	176
Administrative Class	72	224
Class D	82	255

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to nine years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO New York Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO New York Municipal Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.53%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.45%	0.55%	0.70%	0.78%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	46	143	249	561
Class P	56	175	305	683
Administrative Class	71	222	387	865
Class D	79	248	431	960

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts,whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.26%. For the periods shown in the bar chart, the highest quarterly return was 7.77% in the Q3 2009, and the lowest quarterly return was -3.76% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		7.05%	4.20%	4.89%
Institutional Class Return After Taxes on Distributions	[1]	6.96%	4.05%	4.76%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	5.91%	4.01%	4.66%
Class P		6.95%	4.09%	4.80%
Class D		6.70%	3.85%	4.52%
Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		9.59%	5.01%	5.44%
Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)		9.70%	3.78%	4.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Real Return Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Real Return Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.60%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.47%	0.57%	0.72%	0.87%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	48	151	263	591
Class P	58	183	318	714
Administrative Class	74	230	401	894
Class D	89	278	482	1,073

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. TIPS Index, as calculated by PIMCO, which as of June 30, 2012 was 6.20 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Inflation Notes Index. The Lipper Treasury Inflation-Protected Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance, and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.46%. For the periods shown in the bar chart, the highest quarterly return was 7.70% in the Q3 2002, and the lowest quarterly return was -5.76% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Return Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		11.57%	8.36%	7.87%
Institutional Class Return After Taxes on Distributions	[1]	9.22%	6.21%	5.70%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	7.89%	5.91%	5.52%
Class P		11.45%	8.26%	7.76%
Administrative Class		11.29%	8.09%	7.60%
Class D		11.12%	7.91%	7.40%
Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)		13.55%	7.95%	7.57%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)		11.08%	6.67%	7.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Senior Floating Rate Fund)
Investment Objective
The Fund seeks a high level of current income, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees		Institutional Class (PIMCO Bond Funds - Institutional)
Redemption Fees (PIMCO Senior Floating Rate Fund)	[1]	1.00%
[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Senior Floating Rate Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.80%	0.90%	0.80%	0.85%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.80%	0.90%	1.05%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Senior Floating Rate Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	82	255	444	990
Class P	92	287	498	1,108
Administrative Class	107	334	579	1,283
Class D	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Fund's benchmark index is the Credit Suisse Institutional Leveraged Loan Index. The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

(PIMCO Short Asset Investment Fund)
Investment Objective
The Fund seeks maximum current income, consistent with daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Short Asset Investment Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.34%	0.44%	0.34%	0.44%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.36%	0.46%	0.61%	0.71%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.24%	0.34%	0.49%	0.59%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Short Asset Investment Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Institutional Class	25	77
Class P	35	109
Administrative Class	50	157
Class D	60	189

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Short Duration Municipal Income Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.33%	0.43%	0.33%	0.48%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.33%	0.43%	0.58%	0.73%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	34	106	185	418
Class P	44	138	241	542
Administrative Class	59	186	324	726
Class D	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 22, 2002), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Lipper Short Municipal Debt Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 0.98%. For the periods shown in the bar chart, the highest quarterly return was 2.68% in the Q1 2009, and the lowest quarterly return was -10.91% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		0.65%	(0.60%)	0.95%
Institutional Class Return After Taxes on Distributions	[1]	0.58%	(0.70%)	0.88%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	0.95%	(0.22%)	1.16%
Class P		0.55%	(0.71%)	0.83%
Administrative Class		0.40%	(0.84%)	0.71%
Class D		0.25%	(1.00%)	0.55%
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.58%	3.03%	2.64%
Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)		2.42%	2.50%	2.48%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Short-Term Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Short-Term Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.45%	0.55%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.46%	0.56%	0.71%	0.71%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.70% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Short-Term Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883
Class D	73	227	395	883

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.88%. For the periods shown in the bar chart, the highest quarterly return was 3.61% in the Q2 2009, and the lowest quarterly return was -1.95% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short-Term Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		0.35%	2.93%	2.90%
Institutional Class Return After Taxes on Distributions	[1]	(0.36%)	1.77%	1.79%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	0.29%	1.85%	1.84%
Class P		0.25%	2.82%	2.80%
Administrative Class		0.10%	2.67%	2.65%
Class D		0.08%	2.63%	2.60%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.08%	1.36%	1.85%
Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)		0.39%	1.73%	2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.46%	0.56%	0.46%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	47	148	258	579
Class P	57	179	313	701
Administrative Class	73	227	395	883
Class D	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.75%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2009, and the lowest quarterly return was -2.18% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		4.16%	8.09%	6.80%
Institutional Class Return After Taxes on Distributions	[1]	2.76%	5.90%	4.73%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.69%	5.77%	4.68%
Class P		4.06%	7.98%	6.69%
Administrative Class		3.90%	7.82%	6.53%
Class D		3.86%	7.76%	6.47%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Total Return Fund II)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund II)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund II) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for the class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.65%. For the periods shown in the bar chart, the highest quarterly return was 6.32% in the Q2 2009, and the lowest quarterly return was -1.90% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund II) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		4.50%	7.82%	6.38%
Institutional Class Return After Taxes on Distributions	[1]	3.60%	5.73%	4.43%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.95%	5.54%	4.37%
Class P		4.40%	7.71%	6.28%
Administrative Class		4.24%	7.55%	6.12%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Total Return Fund III)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund III)	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund III) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 522% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by Pacific Investment Management Company LLC ("PIMCO") to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a "Sudan-Related Issuer"). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (March 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distributionand/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.61%. For the periods shown in the bar chart, the highest quarterly return was 6.12% in the Q2 2009, and the lowest quarterly return was -2.79% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund III) (PIMCO Bond Funds - Institutional)		1 Year	5 Years	10 Years
Institutional Class		3.53%	7.78%	6.69%
Institutional Class Return After Taxes on Distributions	[1]	2.27%	5.39%	4.51%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.31%	5.28%	4.47%
Class P		3.42%	7.67%	6.58%
Administrative Class		3.27%	7.51%	6.42%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Total Return Fund IV)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Total Return Fund IV)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.60%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.85%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Total Return Fund IV) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc., ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Return table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

(PIMCO Treasury Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Treasury Money Market Fund)		Class M	Class P	Administrative Class	Class D
Management Fees		0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.21%	0.31%	0.46%	0.46%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.18%	0.28%	0.43%	0.43%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years
Class M	18	58
Class P	29	90
Administrative Class	44	138
Class D	44	138

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Treasury securities. The Fund may invest in the following: U.S. Treasury bills, notes, trust receipts and other direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Unconstrained Bond Fund)
Investment Objective
The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Unconstrained Bond Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.90%	1.00%	0.90%	1.05%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.91%	1.01%	1.16%	1.31%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.00%, 1.15% and 1.30% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	93	290	504	1,120
Class P	103	322	558	1,236
Administrative Class	118	368	638	1,409
Class D	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,001% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3-Month USD LIBOR Index (Resets Quarterly). LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. The Lipper Absolute Return Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.46%. For the periods shown in the bar chart, the highest quarterly return was 5.51% in the Q2 2009, and the lowest quarterly return was -1.06% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Jun 30, 2008	0.64%		6.02%
Institutional Class Return After Taxes on Distributions	Jun 30, 2008	(0.25%)	[1]	4.78%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2008	0.42%	[1]	4.44%	[1]
Class P	Jun 30, 2008	0.55%		5.92%
Class D	Jun 30, 2008	0.24%		5.60%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2008	0.31%		0.91%
Lipper Absolute Return Funds Average (reflects no deductions for taxes)	Jun 30, 2008	7.84%		5.98%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Unconstrained Tax Managed Bond Fund)
Investment Objective
The Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Institutional) (PIMCO Unconstrained Tax Managed Bond Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.70%	0.80%	0.70%	0.85%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.70%	0.80%	0.95%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	72	224	390	871
Class P	82	255	444	990
Administrative Class	97	303	525	1,166
Class D	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3-Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper General Bond Funds Average is a total return performance average of the funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 3.77%. For the periods shown in the bar chart, the highest quarterly return was 2.36% in the Q3 2010, and the lowest quarterly return was -2.74% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Jan 30, 2009	0.10%		2.84%
Institutional Class Return After Taxes on Distributions	Jan 30, 2009	(0.34%)	[1]	2.27%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jan 30, 2009	0.17%	[1]	2.16%	[1]
Class P	Jan 30, 2009	none		2.74%
Class D	Jan 30, 2009	(0.30%)		2.43%
3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)	Jan 30, 2009	0.18%		0.32%
Lipper General Bond Funds Average (reflects no deductions for taxes)	Jan 30, 2009	7.84%		9.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO California Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO California Intermediate Municipal Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO California Intermediate Municipal Bond Fund)	Class A	Class C
Management Fees	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.78%	1.53%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	255	482	832	1,818

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	155	482	832	1,818

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.66%. For the periods shown in the bar chart, the highest quarterly return was 7.63% in the Q3 2009, and the lowest quarterly return was -4.74% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		1.68%	2.37%	2.90%
Class A Return After Taxes on Distributions	[1]	1.56%	2.28%	2.81%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.17%	2.45%	2.92%
Class C		3.85%	2.24%	2.49%
Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		11.20%	6.28%	5.54%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)		8.69%	4.27%	4.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO California Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and California income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO California Municipal Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO California Municipal Bond Fund)		Class A	Class C	Class R
Management Fees		0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.86%	1.61%	1.11%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.79%	1.54%	1.04%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO California Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	453	618
Class C	257	486
Class R	106	331

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO California Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	453	618
Class C	157	486
Class R	106	331

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from seven to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO California Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO California Short Duration Municipal Income Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO California Short Duration Municipal Income Fund)	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.73%	1.03%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	205	328	569	1,259

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.39%. For the periods shown in the bar chart, the highest quarterly return was 1.89% in the Q3 2009, and the lowest quarterly return was -0.62% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO California Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Aug 31, 2006	(1.91%)		1.51%		1.67%
Class A Return After Taxes on Distributions	Aug 31, 2006	(1.94%)	[1]	1.47%	[1]	1.62%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2006	(0.88%)	[1]	1.54%	[1]	1.68%	[1]
Class C	Aug 31, 2006	(0.94%)		1.64%		1.77%
Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2006	1.73%		3.00%		3.02%
Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Aug 31, 2006	4.12%		3.31%		3.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Convertible Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Convertible Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Convertible Fund)		Class A	Class C
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.08%	1.83%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.05% and 1.80% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Convertible Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	875	1,113	1,795
Class C	286	576	990	2,148

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Convertible Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	875	1,113	1,795
Class C	186	576	990	2,148

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include "synthetic" convertible securities. Synthetic convertible securities, which may be created by a third party or Pacific Investment Management Company LLC ("PIMCO"), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. In both the bar chart and Average Annual Total Returns table, for periods when Class A and Class C shares of the Fund were not operational (including February 1, 2003 through April 27, 2011), performance information shown for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch All Convertibles Index is an unmanaged index comprised of convertible bonds and preferred securities. The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.90%. For the periods shown in the bar chart, the highest quarterly return was 20.69% in the Q3 2009, and the lowest quarterly return was -20.46% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Convertible Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(8.47%)	1.61%	4.84%
Class A Return After Taxes on Distributions	[1]	(9.53%)	0.52%	3.64%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(5.33%)	0.81%	3.51%
Class C		(4.80%)	1.99%	4.65%
BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)		(5.18%)	2.10%	4.88%
Lipper Convertible Securities Funds Average (reflects no deductions for taxes)		(5.69%)	1.88%	4.91%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Credit Absolute Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Credit Absolute Return Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Credit Absolute Return Fund)	Class A	Class C	Class R
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.55%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO Credit Absolute Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	502	772	1,061	1,884
Class C	308	643	1,103	2,379
Class R	158	490	845	1,845

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Credit Absolute Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	502	772	1,061	1,884
Class C	208	643	1,103	2,379
Class R	158	490	845	1,845

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Diversified Income Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Diversified Income Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Diversified Income Fund)	Class A	Class B	Class C
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	488	727	984	1,720
Class B	543	797	1,076	1,764
Class C	293	597	1,026	2,222

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	488	727	984	1,720
Class B	193	597	1,026	1,764
Class C	193	597	1,026	2,222

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD (the "Blended Benchmark"). The Fund believes the Blended Benchmark reflects the Fund's investment strategy more accurately than the Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). The Barclays Global Aggregate Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.92%. For the periods shown in the bar chart, the highest quarterly return was 12.86% in the Q2 2009, and the lowest quarterly return was -6.55% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Diversified Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 31, 2003	0.10%		5.94%		7.23%
Class A Return After Taxes on Distributions	Jul 31, 2003	(1.74%)	[1]	3.70%	[1]	5.07%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2003	0.09%	[1]	3.72%	[1]	4.93%	[1]
Class B	Jul 31, 2003	(0.22%)		5.88%		6.96%
Class C	Jul 31, 2003	2.25%		5.96%		6.92%
Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	4.87%		5.49%		5.59%
1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 31, 2003	5.92%		6.83%		7.67%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Jul 31, 2003	2.99%		5.42%		6.36%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Local Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Local Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Local Bond Fund)	Class A	Class C
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.35%	2.10%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	507	787	1,087	1,938
Class C	313	658	1,129	2,431

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	507	787	1,087	1,938
Class C	213	658	1,129	2,431

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of June 30, 2012 was 4.68 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.72%. For the periods shown in the bar chart, the highest quarterly return was 17.54% in the Q2 2009, and the lowest quarterly return was -8.24% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Local Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Dec 29, 2006	(4.89%)		6.96%		6.95%
Class A Return After Taxes on Distributions	Dec 29, 2006	(6.40%)	[1]	4.33%	[1]	4.33%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Dec 29, 2006	(3.14%)	[1]	4.39%	[1]	4.38%	[1]
Class C	Dec 29, 2006	(2.91%)		6.98%		6.97%
JPMorgan Government Bond Index-Emerging Markets Global Diversifed Index (Unhedged) (reflects no deductions for fees, expenses or taxes)	Dec 29, 2006	(1.75%)		9.19%		9.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Markets Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Bond Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Bond Fund)	Class A	Class B	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class B	553	827	1,128	1,873
Class C	303	627	1,078	2,327

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class B	203	627	1,078	1,873
Class C	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.35%. For the periods shown in the bar chart, the highest quarterly return was 16.91% in the Q4 2002, and the lowest quarterly return was -7.47% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.30%	6.18%	10.53%
Class A Return After Taxes on Distributions	[1]	0.61%	3.94%	7.53%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.46%	3.94%	7.33%
Class B		1.99%	6.12%	10.38%
Class C		4.49%	6.20%	10.13%
JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)		8.46%	8.08%	11.04%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Markets Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Corporate Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Corporate Bond Fund)	Class A	Class C
Management Fees	1.40%	1.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.65%	2.40%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	343	748	1,280	2,736

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	243	748	1,280	2,736

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and Class C shares (November 18, 2011), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.81%. For the periods shown in the bar chart, the highest quarterly return was 5.94% in the Q3 2010, and the lowest quarterly return was -5.49% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Corporate Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Jul 1, 2009	(3.07%)		8.09%
Class A Return After Taxes on Distributions	Jul 1, 2009	(4.70%)	[1]	5.81%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 1, 2009	(1.97%)	[1]	5.61%	[1]
Class C	Jul 1, 2009	(1.01%)		8.94%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)	Jul 1, 2009	3.24%		12.24%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Emerging Markets Currency Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Currency Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Emerging Markets Currency Fund)	Class A	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.25%	2.00%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class C	303	627	1,078	2,327

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	498	757	1,036	1,830
Class C	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund's investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.32%. For the periods shown in the bar chart, the highest quarterly return was 15.74% in the Q2 2009, and the lowest quarterly return was -11.84% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Emerging Markets Currency Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	May 31, 2005	(8.88%)		2.62%		4.32%
Class A Return After Taxes on Distributions	May 31, 2005	(9.28%)	[1]	0.97%	[1]	2.65%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	May 31, 2005	(5.75%)	[1]	1.30%	[1]	2.76%	[1]
Class C	May 31, 2005	(6.97%)		2.64%		4.15%
JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.54%		5.96%
JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)	May 31, 2005	(5.20%)		4.15%		5.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Extended Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Extended Duration Fund)	Class A (PIMCO Bond Funds - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Extended Duration Fund)	Class A (PIMCO Bond Funds - Retail)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Extended Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Extended Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of June 30, 2012 was 28.41 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 6.39%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -15.18% in the Q4 2010.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns

(PIMCO Extended Duration Fund)                                             Since Inception

                                                          1 Year  5 Years  (Aug. 31, 2006)

                                                          ------  -------  ---------------

Institutional Class                                       55.81%   15.85%       15.36%

Institutional Class Return

   After Taxes on Distributions(1)                        49.99%   11.11%       10.77%

Institutional Class Return After Taxes

   on Distributions and Sales of Fund Shares(1)           36.13%   10.71%       10.38%

Citigroup STRIPS Index, 20+ Year Sub-Index

   (reflects no deductions for fees, expenses or taxes)   58.12%   14.75%       14.32%

Lipper Corporate Debt Funds BBB-Rated Funds Average

   (reflects no deductions for taxes)                      7.16%    6.24%        6.37%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Floating Income Fund)
Investment Objective
The Fund seeks maximum current yield consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Floating Income Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Floating Income Fund)	Class A	Class C
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.95%	1.25%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Floating Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	320	521	739	1,365
Class C	227	397	686	1,511

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Floating Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	320	521	739	1,365
Class C	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-related securities). In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.60%. For the periods shown in the bar chart, the highest quarterly return was 13.44% in the Q2 2009, and the lowest quarterly return was -15.46% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Floating Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 30, 2004	(7.19%)		(0.04%)		2.25%
Class A Return After Taxes on Distributions	Jul 30, 2004	(8.45%)	[1]	(1.77%)	[1]	0.52%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 30, 2004	(4.64%)	[1]	(1.02%)	[1]	0.93%	[1]
Class C	Jul 30, 2004	(6.24%)		0.11%		2.24%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	0.31%		2.09%		2.66%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	Jul 30, 2004	(3.65%)		(0.81%)		1.48%
Lipper Loan Participation Funds Average (reflects no deductions for taxes)	Jul 30, 2004	1.23%		1.94%		2.95%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Foreign Bond Fund (Unhedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (Unhedged))	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (Unhedged))	Class A	Class C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.12%. For the periods shown in the bar chart, the highest quarterly return was 13.88% in the Q3 2009, and the lowest quarterly return was -10.30% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (Unhedged)) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Apr 30, 2004	3.88%		8.10%		6.55%
Class A Return After Taxes on Distributions	Apr 30, 2004	2.28%	[1]	5.52%	[1]	4.53%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Apr 30, 2004	2.51%	[1]	5.33%	[1]	4.38%	[1]
Class C	Apr 30, 2004	6.13%		8.12%		6.28%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	Apr 30, 2004	6.57%		7.77%		6.56%
Lipper International Income Funds Average (reflects no deductions for taxes)	Apr 30, 2004	2.77%		6.32%		5.70%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	1.15%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955
Class R	117	365	633	1,398

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955
Class R	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.68%. For the periods shown in the bar chart, the highest quarterly return was 8.59% in the Q3 2009, and the lowest quarterly return was -2.84% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.34%	5.80%	5.31%
Class A Return After Taxes on Distributions	[1]	0.67%	3.81%	3.42%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.50%	3.77%	3.43%
Class B		2.03%	5.74%	5.17%
Class C		4.54%	5.82%	4.93%
Class R		6.07%	6.35%	5.44%
JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		4.47%	4.62%	4.59%
Lipper International Income Funds Average (reflects no deductions for taxes)		2.77%	6.32%	7.16%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Global Advantage Strategy Bond Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Global Advantage Strategy Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Global Advantage Strategy Bond Fund)	Class A	Class C	Class R
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.35%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	288	582	1,001	2,169
Class R	137	428	739	1,624

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	188	582	1,001	2,169
Class R	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index�� ("GLADI") (NY Close), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing���as bond prices tend to be inversely related to GDP growth rates���and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The Fund began operations on 02/05/09. Lipper comparisons began on 01/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.81%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q3 2010, and the lowest quarterly return was -1.69% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Advantage Strategy Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Feb 5, 2009	0.41%		7.65%
Class A Return After Taxes on Distributions	Feb 5, 2009	(0.82%)	[1]	5.89%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Feb 5, 2009	0.28%	[1]	5.53%	[1]
Class C	Feb 5, 2009	2.51%		8.25%
Class R	Feb 5, 2009	4.03%		8.80%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	7.84%		7.37%
PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)	Feb 5, 2009	3.80%		9.06%
Lipper Global Income Funds Average (reflects deductions for taxes)	Feb 5, 2009	3.62%		9.61%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Global Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Global Bond Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.68%. For the periods shown in the bar chart, the highest quarterly return was 7.41% in the Q3 2009, and the lowest quarterly return was -3.33% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		4.14%	5.63%	5.32%
Class A Return After Taxes on Distributions	[1]	2.92%	3.86%	3.65%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.66%	3.76%	3.59%
Class B		3.89%	5.57%	5.17%
Class C		6.39%	5.65%	4.93%
JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)		6.17%	5.27%	4.97%
Lipper Global Income Funds Average (reflects deductions for taxes)		3.62%	5.29%	6.17%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO GNMA Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO GNMA Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO GNMA Fund)	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO GNMA Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO GNMA Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,397% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.65%. For the periods shown in the bar chart, the highest quarterly return was 3.72% in the Q3 2006, and the lowest quarterly return was -0.71% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO GNMA Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		3.97%	6.52%	5.51%
Class A Return After Taxes on Distributions	[1]	2.30%	4.43%	3.79%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.59%	4.35%	3.70%
Class B		3.67%	6.46%	5.36%
Class C		6.18%	6.54%	5.12%
Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)		7.90%	6.95%	5.83%
Lipper GNMA Funds Average (reflects no deductions for taxes)		6.62%	6.41%	5.18%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Government Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None	[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Government Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.10%	0.10%	0.25%
Total Annual Fund Operating Expenses	[1]	0.43%	0.43%	0.58%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	44	138	241	542
Class C	44	138	241	542
Class R	59	186	324	726

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	44	138	241	542
Class C	44	138	241	542
Class R	59	186	324	726

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisions began on 01/31/09. The Lipper U.S. Government Money Markets Funds Average, is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 0.01% in the Q2 2010, and the lowest quarterly return was 0.01% in the Q2 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Government Money Market Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year	Since Inception
Class A	Jan 27, 2009	0.03%	0.06%
Class C	Jan 27, 2009	0.03%	0.06%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	Jan 27, 2009	0.08%	0.12%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for taxes)	Jan 27, 2009	0.01%	0.03%

(PIMCO High Yield Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO High Yield Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO High Yield Fund)	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	1.15%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO High Yield Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955
Class R	117	365	633	1,398

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO High Yield Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955
Class R	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of June 30, 2012 was 3.62 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.46%. For the periods shown in the bar chart, the highest quarterly return was 17.01% in the Q2 2009, and the lowest quarterly return was -13.14% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(0.25%)	5.07%	6.79%
Class A Return After Taxes on Distributions	[1]	(2.67%)	2.34%	4.07%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.16%)	2.67%	4.16%
Class B		(0.52%)	5.01%	6.64%
Class C		1.90%	5.09%	6.41%
Class R		3.38%	5.61%	6.93%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)		5.40%	6.84%	7.94%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)		2.79%	5.10%	7.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO High Yield Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO High Yield Municipal Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO High Yield Municipal Bond Fund)	Class A	Class C
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.85%	1.60%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	263	505	871	1,900

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	163	505	871	1,900

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (commonly known as "junk bonds"). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (December 29, 2006), performance information shown in the table for Class C shares is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's primary benchmark is a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 7.42%. For the periods shown in the bar chart, the highest quarterly return was 13.09% in the Q3 2009, and the lowest quarterly return was -21.10% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Municipal Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 31, 2006	4.22%		(0.47%)		0.87%
Class A Return After Taxes on Distributions	Jul 31, 2006	4.12%	[1]	(0.58%)	[1]	0.75%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2006	4.58%	[1]	0.21%	[1]	1.35%	[1]
Class C	Jul 31, 2006	6.48%		(0.61%)		0.69%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2006	9.83%		3.48%		3.95%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)	Jul 31, 2006	9.98%		1.53%		2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO High Yield Spectrum Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO High Yield Spectrum Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO High Yield Spectrum Fund)		Class A	Class C	Class R
Management Fees		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses		0.95%	1.70%	1.20%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.65%	1.15%
[1]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	662	876	1,493
Class C	268	531	918	2,004
Class R	117	376	655	1,450

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	662	876	1,493
Class C	168	531	918	2,004
Class R	117	376	655	1,450

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bank of America/Merrill Lynch Global High Yield, Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of June 30, 2012 was 3.42 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of June 30, 2012 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Class R shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 8.27%. For the periods shown in the bar chart, the highest quarterly return was 7.81% in the Q4 2011, and the lowest quarterly return was -9.15% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO High Yield Spectrum Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Sep 15, 2010	(1.47%)		2.69%
Class A Return After Taxes on Distributions	Sep 15, 2010	(3.81%)	[1]	0.29%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Sep 15, 2010	(0.95%)	[1]	0.93%	[1]
Class C	Sep 15, 2010	0.64%		4.98%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	Sep 15, 2010	3.16%		5.19%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)	Sep 15, 2010	2.79%		5.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Income Fund)
Investment Objective
The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Income Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Income Fund)		Class A	Class C	Class R
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	[2]	1.01%	1.76%	1.26%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	474	684	912	1,565
Class C	279	554	954	2,073
Class R	128	400	692	1,523

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	474	684	912	1,565
Class C	179	554	954	2,073
Class R	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 311% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 8.45%. For the periods shown in the bar chart, the highest quarterly return was 9.48% in the Q3 2009, and the lowest quarterly return was -2.57% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Income Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 30, 2007	1.97%		7.84%
Class A Return After Taxes on Distributions	Mar 30, 2007	(0.64%)	[1]	5.38%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 30, 2007	1.29%	[1]	5.23%	[1]
Class C	Mar 30, 2007	4.27%		7.90%
Class R	Mar 30, 2007	5.71%		8.45%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Mar 30, 2007	7.84%		6.51%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	Mar 30, 2007	2.99%		5.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Investment Grade Corporate Bond Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Investment Grade Corporate Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Investment Grade Corporate Bond Fund)	Class A	Class C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 6.48 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and Class C shares (July 30, 2004), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC- registered. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 7.32%. For the periods shown in the bar chart, the highest quarterly return was 9.07% in the Q2 2009, and the lowest quarterly return was -5.35% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Investment Grade Corporate Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.43%	7.87%	7.14%
Class A Return After Taxes on Distributions	[1]	0.23%	5.12%	4.64%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	1.99%	5.21%	4.67%
Class C		4.66%	7.89%	6.75%
Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)		8.35%	6.80%	6.35%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Long Duration Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Long Duration Total Return Fund)	Class A (PIMCO Bond Funds - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Long Duration Total Return Fund)	Class A (PIMCO Bond Funds - Retail)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Long Duration Total Return Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Long Duration Total Return Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	463	651	855	1,441

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 219% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 6.32%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the Q4 2008, and the lowest quarterly return was -5.92% in the Q1 2009.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns

(PIMCO Long Duration Total Return Fund)                                    Since Inception

                                                          1 Year  5 Years  (Aug. 31, 2006)

                                                          ------  -------  ---------------

Institutional Class                                       18.57%   11.12%       10.93%

Institutional Class Return

   After Taxes on Distributions (1)                       15.44%    8.47%        8.33%

Institutional Class Return After Taxes

   on Distributions and Sales of Fund Shares(1)           12.35%    8.03%        7.90%

Barclays Long-Term Government/Credit Index

   (reflects no deductions for fees, expenses or taxes)   22.49%    9.71%        9.64%

Lipper Corporate Debt Funds BBB-Rated Funds Average

   (reflects no deductions for taxes)                      7.16%    6.24%        6.37%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Long-Term Credit Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Long-Term Credit Fund)	Class A (PIMCO Bond Funds - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Long-Term Credit Fund)	Class A (PIMCO Bond Funds - Retail)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Long-Term Credit Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	468	666	881	1,498

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Long-Term Credit Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Bond Funds - Retail)	468	666	881	1,498

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 12.13 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance,which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 8.62%. For the periods shown in the bar chart, the highest quarterly return was 8.09% in the Q3 2010, and the lowest quarterly return was -2.78% in the Q4 2010.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns

(PIMCO Long-Term Credit Fund)                                     Since Inception

                                                          1 Year  (Mar. 31, 2009)

                                                          ------  ---------------

Institutional Class                                       17.10%       18.89%

Institutional Class Return

   After Taxes on Distributions (1)                       13.12%       14.85%

Institutional Class Return After Taxes on

   Distributions and Sales of Fund Shares (1)             11.24%       13.91%

Barclays U.S. Long Credit Index

   (reflects no deductions for fees, expenses or taxes)   17.13%       19.34%

Lipper General Bond Funds Average

   (reflects no deductions for taxes)                      7.84%       10.47%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Long-Term U.S. Government Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Long-Term U.S. Government Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Long-Term U.S. Government Fund)		Class A	Class B	Class C
Management Fees		0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.84%	1.59%	1.59%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.825%, 1.575% and 1.575% for Class A, Class B and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	457	632	821	1,368
Class B	511	700	913	1,411
Class C	261	500	863	1,884

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	457	632	821	1,368
Class B	161	500	863	1,411
Class C	161	500	863	1,884

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC ("PIMCO") may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.51%. For the periods shown in the bar chart, the highest quarterly return was 22.54% in the Q3 2011, and the lowest quarterly return was -7.83% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Long-Term U.S. Government Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		22.83%	10.48%	8.51%
Class A Return After Taxes on Distributions	[1]	16.71%	7.24%	5.97%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	14.72%	7.09%	5.86%
Class B		23.17%	10.44%	8.36%
Class C		25.68%	10.50%	8.12%
Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)		29.93%	11.00%	8.95%
Lipper General U.S. Government Funds Average (reflects no deductions for taxes)		8.45%	5.79%	4.88%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Low Duration Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Low Duration Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.75%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Low Duration Fund)	Class A	Class B	Class C	Class R
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.55%	0.50%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.10%	1.05%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Low Duration Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	305	475	659	1,193
Class B	658	790	1,045	1,643
Class C	212	350	606	1,340
Class R	107	334	579	1,283

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Low Duration Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	305	475	659	1,193
Class B	158	490	845	1,643
Class C	112	350	606	1,340
Class R	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.09%. For the periods shown in the bar chart, the highest quarterly return was 7.01% in the Q2 2009, and the lowest quarterly return was -3.89% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Low Duration Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(0.93%)	4.33%	3.75%
Class A Return After Taxes on Distributions	[1]	(1.72%)	2.94%	2.43%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.60%)	2.89%	2.43%
Class B		(4.36%)	3.68%	3.44%
Class C		0.06%	4.37%	3.51%
Class R		1.10%	4.55%	3.72%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.55%	3.69%	3.25%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)		1.27%	3.05%	3.12%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None	[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Money Market Fund)		Class A	Class B	Class C
Management Fees		0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees		0.10%	1.00%	0.10%
Total Annual Fund Operating Expenses	[1]	0.57%	1.47%	0.57%
[1]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	58	183	318	714
Class B	150	465	803	1,181
Class C	58	183	318	714

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	58	183	318	714
Class B	150	465	803	1,181
Class C	58	183	318	714

Principal Investment Strategies

The Fund seeks to achieve its investment objective by complying with the quality, maturity and diversification of securities requirements applicable to money market funds. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so. The Fund may invest in the following U.S. dollar-denominated instruments: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.03%. For the periods shown in the bar chart, the highest quarterly return was 1.23% in the Q4 2006, and the lowest quarterly return was 0.01% in the Q1 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Money Market Fund) (PIMCO Bond Funds - Retail)	1 Year	5 Years	10 Years
Class A	0.07%	1.40%	1.68%
Class B	0.07%	1.07%	1.26%
Class C	0.07%	1.40%	1.68%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.08%	1.36%	1.85%
Lipper Money Market Funds Average (reflects no deductions for taxes)	0.02%	1.36%	1.56%

(PIMCO Mortgage-Backed Securities Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Mortgage-Backed Securities Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Mortgage-Backed Securities Fund)	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	518	720	947	1,485
Class C	268	520	897	1,955

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,485
Class C	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,322% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may,without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.26%. For the periods shown in the bar chart, the highest quarterly return was 5.21% in the Q3 2009, and the lowest quarterly return was -1.59% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Mortgage-Backed Securities Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		1.05%	5.89%	5.38%
Class A Return After Taxes on Distributions	[1]	(0.70%)	3.56%	3.44%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	0.86%	3.67%	3.46%
Class B		0.77%	5.82%	5.23%
Class C		3.26%	5.90%	4.99%
Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)		6.32%	6.61%	5.72%
Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)		5.75%	5.21%	4.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Municipal Bond Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Municipal Bond Fund)	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%
Total Annual Fund Operating Expenses	0.75%	1.50%	1.25%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	449	606	776	1,270
Class B	653	774	1,018	1,588
Class C	227	397	686	1,511

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	449	606	776	1,270
Class B	153	474	818	1,588
Class C	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.64%. For the periods shown in the bar chart, the highest quarterly return was 10.53% in the Q3 2009, and the lowest quarterly return was -12.53% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Municipal Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		4.86%	1.10%	2.91%
Class A Return After Taxes on Distributions	[1]	4.72%	0.95%	2.81%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.45%	1.35%	2.96%
Class B		3.14%	0.62%	2.69%
Class C		7.41%	1.21%	2.71%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		10.70%	5.22%	5.38%
Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)		10.58%	3.77%	4.38%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO National Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks maximum tax exempt income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO National Intermediate Municipal Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO National Intermediate Municipal Bond Fund)		Class A	Class C	Class R
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	0.50%
Other Expenses	[1]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.87%	1.37%	1.12%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.30%	1.05%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO National Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	454	621
Class C	232	412
Class R	107	334

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO National Intermediate Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	454	621
Class C	132	412
Class R	107	334

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to nine years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO New York Municipal Bond Fund)
Investment Objective
The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO New York Municipal Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO New York Municipal Bond Fund)	Class A	Class C
Management Fees	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.78%	1.53%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	255	482	832	1,818

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	451	613	789	1,299
Class C	155	482	832	1,818

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts,whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009) performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.09%. For the periods shown in the bar chart, the highest quarterly return was 7.68% in the Q3 2009, and the lowest quarterly return was -3.84% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO New York Municipal Bond Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		2.70%	3.22%	4.19%
Class A Return After Taxes on Distributions	[1]	2.62%	3.08%	4.07%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.93%	3.12%	4.00%
Class C		4.91%	3.08%	3.78%
Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		9.59%	5.01%	5.44%
Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)		9.70%	3.78%	4.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Real Return Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Real Return Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Real Return Fund)		Class A	Class B	Class C	Class R
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.75%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.87%	1.62%	1.37%	1.12%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60%, 1.35% and 1.10% for Class A, Class B, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Real Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	460	642	839	1,407
Class B	665	811	1,081	1,721
Class C	239	434	750	1,646
Class R	114	356	617	1,363

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Real Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	460	642	839	1,407
Class B	165	511	881	1,721
Class C	139	434	750	1,646
Class R	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. TIPS Index, as calculated by PIMCO, which as of June 30, 2012 was 6.20 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Inflation Notes Index. The Lipper Treasury Inflation-Protected Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.25%. For the periods shown in the bar chart, the highest quarterly return was 7.58% in the Q3 2002, and the lowest quarterly return was -5.87% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Return Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		6.94%	7.23%	7.06%
Class A Return After Taxes on Distributions	[1]	4.84%	5.26%	5.08%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	4.88%	5.04%	4.93%
Class B		5.28%	6.78%	6.83%
Class C		9.56%	7.35%	6.86%
Class R		10.38%	7.62%	7.12%
Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)		13.55%	7.95%	7.57%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)		11.08%	6.67%	7.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Senior Floating Rate Fund)
Investment Objective
The Fund seeks a high level of current income, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Senior Floating Rate Fund)		Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)		1.00%	1.00%	none
Redemption Fees	[1]	1.00%	1.00%	1.00%
[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Senior Floating Rate Fund)	Class A	Class C	Class R
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.35%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Senior Floating Rate Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	288	582	1,001	2,169
Class R	137	428	739	1,624

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Senior Floating Rate Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	188	582	1,001	2,169
Class R	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Fund's benchmark index is the Credit Suisse Institutional Leverage Loan Index. The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

(PIMCO Short Asset Investment Fund)
Investment Objective
The Fund seeks maximum current income, consistent with daily liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Short Asset Investment Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Short Asset Investment Fund)		Class A	Class C	Class R
Management Fees		0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees		0.25%	0.55%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.71%	1.01%	0.96%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.59%	0.89%	0.84%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Short Asset Investment Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	284	410
Class C	191	284
Class R	86	268

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Short Asset Investment Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	284	410
Class C	91	284
Class R	86	268

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Short Duration Municipal Income Fund)
Investment Objective
The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Short Duration Municipal Income Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Short Duration Municipal Income Fund)	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.73%	1.03%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	205	328	569	1,259

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	298	453	622	1,111
Class C	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Lipper Short Municipal Debt Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 0.78%. For the periods shown in the bar chart, the highest quarterly return was 2.58% in the Q1 2009, and the lowest quarterly return was -11.00% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short Duration Municipal Income Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(2.04%)	(1.45%)	0.32%
Class A Return After Taxes on Distributions	[1]	(2.09%)	(1.54%)	0.26%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.93%)	(0.98%)	0.57%
Class C		(1.04%)	(1.29%)	0.23%
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.58%	3.03%	2.64%
Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)		2.42%	2.50%	2.48%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Short-Term Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Short-Term Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Short-Term Fund)		Class A	Class B	Class C	Class R
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.55%	0.50%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.71%	1.46%	1.01%	0.96%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Short-Term Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	296	447	611	1,088
Class B	649	762	997	1,543
Class C	203	322	558	1,236
Class R	98	306	531	1,178

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Short-Term Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	296	447	611	1,088
Class B	149	462	797	1,543
Class C	103	322	558	1,236
Class R	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.75%. For the periods shown in the bar chart, the highest quarterly return was 3.52% in the Q2 2009, and the lowest quarterly return was -2.03% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Short-Term Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(2.18%)	2.11%	2.30%
Class A Return After Taxes on Distributions	[1]	(2.78%)	1.08%	1.32%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(1.36%)	1.23%	1.40%
Class B		(5.58%)	1.48%	2.00%
Class C		(1.21%)	2.27%	2.23%
Class R		(0.18%)	2.32%	2.29%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.08%	1.36%	1.85%
Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)		0.39%	1.73%	2.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Total Return Fund)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund)	Class A	Class B	Class C	Class R
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%	1.10%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Total Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class B	513	705	921	1,428
Class C	263	505	871	1,900
Class R	112	350	606	1,340

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Total Return Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class B	163	505	871	1,428
Class C	163	505	871	1,900
Class R	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.55%. For the periods shown in the bar chart, the highest quarterly return was 5.93% in the Q3 2009, and the lowest quarterly return was -2.30% in the Q2 2004.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Total Return Fund) (PIMCO Bond Funds - Retail)		1 Year	5 Years	10 Years
Class A		(0.15%)	6.79%	5.91%
Class A Return After Taxes on Distributions	[1]	(1.36%)	4.58%	3.92%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.10%)	4.54%	3.91%
Class B		(0.53%)	6.73%	5.76%
Class C		1.97%	6.81%	5.52%
Class R		3.49%	7.35%	6.05%
Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)		7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)		6.24%	5.59%	5.14%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Total Return Fund IV)
Investment Objective
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund IV)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Total Return Fund IV)	Class A	Class C	Class R
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.10%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Total Return Fund IV) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	263	505	871	1,900
Class R	112	350	606	1,340

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Total Return Fund IV) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	163	505	871	1,900
Class R	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

(PIMCO Treasury Money Market Fund)
Investment Objective
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None	[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Treasury Money Market Fund)		Class A	Class C	Class R
Management Fees		0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.10%	0.10%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.46%	0.46%	0.61%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.43%	0.43%	0.58%
[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Treasury Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	44	138
Class C	44	138
Class R	59	186

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Treasury Money Market Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years
Class A	44	138
Class C	44	138
Class R	59	186

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Treasury securities. The Fund may invest in the following: U.S. Treasury bills, notes, trust receipts and other direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Once the Fund commences operations, performance for the Fund will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Unconstrained Bond Fund)
Investment Objective
The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Bond Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Bond Fund)		Class A	Class C	Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.31%	2.06%	1.56%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,001% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index (Resets Quarterly). LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. The Lipper Absolute Return Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.25%. For the periods shown in the bar chart, the highest quarterly return was 5.41% in the Q2 2009, and the lowest quarterly return was -1.16% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Jun 30, 2008	(3.50%)		4.45%
Class A Return After Taxes on Distributions	Jun 30, 2008	(4.22%)	[1]	3.37%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2008	(2.27%)	[1]	3.18%	[1]
Class C	Jun 30, 2008	(1.47%)		4.82%
Class R	Jun 30, 2008	(0.01%)		5.34%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2008	0.31%		0.91%
Lipper Absolute Return Funds Average (reflects no deductions for taxes)	Jun 30, 2008	7.84%		5.98%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Unconstrained Tax Managed Bond Fund)
Investment Objective
The Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Tax Managed Bond Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Bond Funds - Retail) (PIMCO Unconstrained Tax Managed Bond Fund)	Class A	Class C
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.10%	1.85%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	288	582	1,001	2,169

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	483	712	958	1,665
Class C	188	582	1,001	2,169

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper General Bond Funds Average is a total return performance average of the funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 3.56%. For the periods shown in the bar chart, the highest quarterly return was 2.25% in the Q3 2010, and the lowest quarterly return was -2.84% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Unconstrained Tax Managed Bond Fund) (PIMCO Bond Funds - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Jan 30, 2009	(4.00%)		1.09%
Class A Return After Taxes on Distributions	Jan 30, 2009	(4.32%)	[1]	0.64%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jan 30, 2009	(2.53%)	[1]	0.72%	[1]
Class C	Jan 30, 2009	(2.01%)		1.66%
3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)	Jan 30, 2009	0.18%		0.32%
Lipper General Bond Funds Average (reflects no deductions for taxes)	Jan 30, 2009	7.84%		9.59%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

(PIMCO All Asset Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO All Asset Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.23%	0.33%	0.23%	0.38%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	[2][3]	0.97%	1.07%	1.22%	1.37%
Fee Waiver and/or Expense Reimbursement	[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.90%	1.00%	1.15%	1.30%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.945%, 1.045%, 1.195% and 1.345% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.875%, 0.975%, 1.125% and 1.275% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO All Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	91	285	496	1,102
Class P	101	317	550	1,219
Administrative Class	117	364	630	1,392
Class D	132	411	710	1,562

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (December 31, 2002) and Class D shares (April 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P, Administrative Class and Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. TIPS 1-10 Year Index. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays U.S. TIPS 1-10 Year Index.

The Barclays U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI + 500 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.50%. For the periods shown in the bar chart, the highest quarterly return was 12.61% in the Q2 2009, and the lowest quarterly return was -8.26% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 31, 2002	2.44%		5.64%		8.42%
Institutional Class Return After Taxes on Distributions	Jul 31, 2002	0.08%	[1]	3.04%	[1]	6.00%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2002	1.60%	[1]	3.28%	[1]	5.87%	[1]
Class P	Jul 31, 2002	2.27%		5.56%		8.32%
Administrative Class	Jul 31, 2002	2.13%		5.36%		8.15%
Class D	Jul 31, 2002	2.00%		5.14%		7.84%
Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.93%		6.90%		6.11%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.00%		7.25%		7.50%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Jul 31, 2002	(1.25%)		1.61%		6.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO All Asset All Authority Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO All Asset All Authority Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.25%	0.35%	0.25%	0.40%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[2]	0.96%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses	[3][4]	1.68%	1.78%	1.93%	2.08%
Fee Waiver and/or Expense Reimbursement	[5]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	1.65%	1.75%	1.90%	2.05%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.66%, 1.76%, 1.91% and 2.06% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[5]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.63%, 1.73%, 1.88% and 2.03% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	168	520	897	1,955
Class P	178	551	949	2,062
Administrative Class	193	597	1,026	2,222
Class D	208	643	1,103	2,379

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 33 1/3% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS�� TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, (less any exposure to the PIMCO CommoditiesPLUS�� Short Strategy Fund) normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33 1/3% of total assets. If at any time the Fund's borrowings exceed this 33 1/3% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (July 10, 2008) and Class D shares (July 29, 2005), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund's secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the S&P 500.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI + 650 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.63%. For the periods shown in the bar chart, the highest quarterly return was 11.93% in the Q2 2009, and the lowest quarterly return was -6.72% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Oct 31, 2003	3.01%		6.85%		7.42%
Institutional Class Return After Taxes on Distributions	Oct 31, 2003	0.14%	[1]	4.21%	[1]	4.87%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 31, 2003	1.96%	[1]	4.34%	[1]	4.89%	[1]
Class P	Oct 31, 2003	2.92%		6.72%		7.24%
Class D	Oct 31, 2003	2.57%		6.34%		6.84%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	2.11%		(0.25%)		4.32%
Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	9.50%		8.75%		9.05%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 31, 2003	(1.25%)		1.61%		5.19%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO CommoditiesPLUS�� Short Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO CommoditiesPLUS�� Short Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.79%	0.89%	0.79%	1.04%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	0.92%	1.02%	1.17%	1.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.79%	0.89%	1.04%	1.29%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	81	252	439	978
Class P	91	284	493	1,096
Administrative Class	106	331	574	1,271
Class D	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones���UBS Commodity Index Total Return (the "Index"), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.

The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund's net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of June 30, 2012 was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of a commodity index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of the Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising commodity index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of a commodity index is rising and the Fund's Fixed Income Instruments holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index (due, in part, to the possibility of different roll dates, reset dates or contract months in the case of commodity derivatives in comparison to those specified in a commodity index)

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Dow Jones-UBS Commodity Index Total Return. The index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Specialty Funds Average is a total return performance average of Funds that invest primarily in commodity-linked derivative instruments or physicals of sectors or strategies not previously mentioned. These include leveraged or short-biased offerings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.90%. For the periods shown in the bar chart, the highest quarterly return was 8.98% in the Q3 2011, and the lowest quarterly return was -4.53% in the Q1 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Aug 17, 2010	10.89%		(7.02%)
Institutional Class Return After Taxes on Distributions	Aug 17, 2010	10.77%	[1]	(7.10%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 17, 2010	7.08%	[1]	(6.00%)	[1]
Class P	Aug 17, 2010	10.73%		(7.12%)
Class D	Aug 17, 2010	10.08%		(7.52%)
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	(13.32%)		4.26%
Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	11.64%		(7.14%)
Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)	Aug 17, 2010	(8.04%)		(11.62%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO CommoditiesPLUS�� Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO CommoditiesPLUS�� Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.74%	0.84%	0.74%	0.99%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	0.88%	0.98%	1.13%	1.38%
Fee Waiver and/or Expense Reimbursement	[2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%	0.84%	0.99%	1.24%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	76	237	411	918
Class P	86	268	466	1,037
Administrative Class	101	315	547	1,213
Class D	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is -5.07%. For the periods shown in the bar chart, the highest quarterly return was 13.40% in the Q1 2011, and the lowest quarterly return was -13.64% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	May 28, 2010	(2.35%)		15.56%
Institutional Class Return After Taxes on Distributions	May 28, 2010	(8.23%)	[1]	11.04%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	May 28, 2010	(1.30%)	[1]	10.78%	[1]
Class P	May 28, 2010	(2.56%)		15.38%
Class D	May 28, 2010	(2.84%)		15.01%
Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)	May 28, 2010	(3.46%)		13.31%
Lipper Commodities Funds Average (reflects no deductions for taxes)	May 28, 2010	(7.66%)		10.31%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO CommodityRealReturn Strategy Fund��)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO CommodityRealReturn Strategy Fund��)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.74%	0.84%	0.74%	0.94%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[2][3]	0.90%	1.00%	1.15%	1.35%
Fee Waiver and/or Expense Reimbursement	[4]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.77%	0.87%	1.02%	1.22%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense is 0.87%, 0.97%, 1.12% and 1.32% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.74%, 0.84%, 0.99% and 1.19% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	79	246	428	954
Class P	89	278	482	1,073
Administrative Class	104	325	563	1,248
Class D	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC ("PIMCO"), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Total Return Index) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is -0.30%. For the periods shown in the bar chart, the highest quarterly return was 16.77% in the Q1 2004, and the lowest quarterly return was -35.68% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jun 28, 2002	(7.56%)		2.41%		9.98%
Institutional Class Return After Taxes on Distributions	Jun 28, 2002	(15.69%)	[1]	(3.21%)	[1]	5.01%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	(4.52%)	[1]	(1.10%)	[1]	5.84%	[1]
Class P	Jun 28, 2002	(7.77%)		2.32%		9.88%
Administrative Class	Jun 28, 2002	(7.74%)		2.16%		9.71%
Class D	Jun 28, 2002	(8.09%)		1.89%		9.44%
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	(13.32%)		(2.07%)		5.64%
Lipper Commodities General Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(7.66%)		(2.21%)		3.52%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund)	Institutional Class	Class P	Administrative Class
Management Fees	1.25%	1.35%	1.25%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	1.25%	1.35%	1.50%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	127	397	686	1,511
Class P	137	428	739	1,624
Administrative Class	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the FTSE RAFI�� Emerging Markets Index (the "Index") and the MSCI Emerging Markets Index (the "Secondary Index") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Fundamental Index ("Enhanced RAFI�� EM"), an enhanced, performance recalibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index, the Secondary Index and Enhanced RAFI�� EM are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Index and the Secondary Index. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index consists of the largest constituent companies by fundamental accounting value which satisfy the Enhanced RAFI�� EM selection criteria. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization such as the Secondary Index, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� EM is a recalibrated version of the Index that may incorporate additional factors designed to improve performance and/or reduce volatility. Enhanced RAFI�� EM may include a broader array of stocks than the Index and may be further recalibrated to reflect price momentum in underlying stock prices. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining. The Fund's Secondary Index is a market capitalization weighted index that is designed to measure equity market performance of emerging markets.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods when Class P shares of the Fund were not operational (including April 1, 2009 through December 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Nov 26, 2008	(16.80%)		30.40%
Institutional Class Return After Taxes on Distributions	Nov 26, 2008	(17.77%)	[1]	18.68%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Nov 26, 2008	(10.88%)	[1]	20.00%	[1]
Class P	Nov 26, 2008	(16.90%)		30.25%
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	Nov 26, 2008	(17.88%)		22.82%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	Nov 26, 2008	(18.42%)		22.43%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)	Nov 26, 2008	(20.30%)		20.26%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Fundamental Advantage Total Return Strategy Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Fundamental Advantage Total Return Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.89%	0.99%	0.89%	1.04%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.91%	1.01%	1.16%	1.31%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.89%, 0.99%, 1.14% and 1.29% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	93	290	504	1,120
Class P	103	322	558	1,236
Administrative Class	118	368	638	1,409
Class D	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 629% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 Index (the "S&P 500"), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI�� 1000 and the S&P 500 are further described below. The Fund's strategy with respect to maintaining long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 can be characterized as "market neutral" because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI�� 1000 over the S&P 500.

Enhanced RAFI�� 1000 is a performance recalibrated version of the FTSE RAFI�� US 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI�� 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI�� 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.The Fund seeks to maintain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 even when Enhanced RAFI�� 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the price appreciation (or depreciation) on the S&P 500 and certain transaction costs. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI�� 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund's performance of general stock market movements, Pacific Investment Management Company LLC ("PIMCO") may increase or decrease the Fund's long exposure to Enhanced RAFI�� 1000 or the Fund's short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000 relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The values of derivatives based on Enhanced RAFI�� 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI�� 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI�� 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI�� 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (June 30, 2010), performance information shown in the table for that class is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.54%. For the periods shown in the bar chart, the highest quarterly return was 11.64% in the Q2 2009, and the lowest quarterly return was -5.13% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Feb 29, 2008	(0.54%)		6.86%
Institutional Class Return After Taxes on Distributions	Feb 29, 2008	(3.60%)	[1]	1.13%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Feb 29, 2008	(0.34%)	[1]	3.58%	[1]
Class P	Feb 29, 2008	(0.54%)		6.79%
Class D	Feb 29, 2008	(0.92%)		6.44%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Feb 29, 2008	0.31%		1.11%
Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)	Feb 29, 2008	0.60%		0.15%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Fundamental IndexPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the FTSE RAFI�� US 1000 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Fundamental IndexPLUS�� TR Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.79%	0.89%	0.79%	0.94%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.79%	0.89%	1.04%	1.19%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	81	252	439	978
Class P	91	284	493	1,096
Administrative Class	106	331	574	1,271
Class D	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,047% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the FTSE RAFI�� US 1000 Index (the "Index") by investing under normal circumstances in derivatives based on Enhanced RAFI�� 1000, an enhanced, performance recalibrated version of the Index ("Enhanced RAFI�� 1000"), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index and Enhanced RAFI�� 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI�� 1000 derivatives in addition to or in place of Enhanced RAFI�� 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI�� 1000 derivatives should closely track changes in the value of Enhanced RAFI�� 1000. However, Enhanced RAFI�� 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� 1000 is a performance recalibrated version of the Index that incorporates additional factors, including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company's fundamental drivers of value. Enhanced RAFI�� 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI�� 1000 derivatives or Enhanced RAFI�� 1000 stocks even when Enhanced RAFI�� 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� 1000 derivatives by providing model portfolios of Enhanced RAFI�� 1000 securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� 1000 to the Fund. Because the Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000.

Though the Fund does not normally invest directly in Enhanced RAFI�� 1000 securities, when Enhanced RAFI�� 1000 derivatives appear to be overvalued relative to Enhanced RAFI�� 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI�� 1000 stocks. In the alternative, the Fund may invest all of its assets in a "basket" of Index stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the FTSE RAFI�� US 1000 Index. FTSE RAFI�� US 1000 Index is part of the FTSE RAFI�� Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI�� Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI�� US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock's dividend provides to the performance of the index. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 13.77%. For the periods shown in the bar chart, the highest quarterly return was 31.95% in the Q2 2009, and the lowest quarterly return was -23.88% in the Q4 2008 .

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jun 30, 2005	5.33%		5.56%		7.39%
Institutional Class Return After Taxes on Distributions	Jun 30, 2005	1.64%	[1]	(0.45%)	[1]	1.73%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2005	3.43%	[1]	1.12%	[1]	2.92%	[1]
Class P	Jun 30, 2005	5.12%		5.45%		7.26%
Administrative Class	Jun 30, 2005	5.00%		5.28%		7.10%
Class D	Jun 30, 2005	4.74%		5.12%		6.94%
FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	0.07%		1.06%		4.42%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	2.11%		(0.25%)		2.97%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Jun 30, 2005	(2.09%)		0.92%		1.21%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Global Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Global Multi-Asset Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.95%	1.05%	0.95%	1.30%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[1]	1.46%	1.56%	1.71%	2.06%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%	1.09%	1.24%	1.59%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	101	315	547	1,213
Class P	111	347	601	1,329
Administrative Class	126	393	681	1,500
Class D	162	502	866	1,889

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO CommodityRealReturn Strategy Fund��). The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund, PIMCO CommodityRealReturn Strategy Fund��, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Global Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The Fund began operations on 10/29/08. Index comparisons began on 10/31/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 2.51%. For the periods shown in the bar chart, the highest quarterly return was 11.48% in the Q3 2009, and the lowest quarterly return was -7.66% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 29, 2008	(1.14%)		9.47%
Institutional Class Return After Taxes on Distributions	Oct 29, 2008	(3.31%)	[1]	7.04%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 29, 2008	(0.61%)	[1]	6.75%	[1]
Class P	Oct 29, 2008	(1.23%)		9.38%
Administrative Class	Oct 29, 2008	(1.37%)		9.12%
Class D	Oct 29, 2008	(1.71%)		8.85%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(5.54%)		10.48%
60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(0.01%)		10.23%
Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 29, 2008	(5.30%)		9.30%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Inflation Response Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Inflation Response Multi-Asset Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.90%	1.00%	0.90%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.04%	1.14%	1.29%	1.49%
Fee Waiver and/or Expense Reimbursement	[2][3][4]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	0.90%	1.05%	1.25%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Inflation Response Multi-Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	82	277	489	1,099
Class P	92	308	543	1,216
Administrative Class	107	334	579	1,283
Class D	127	418	730	1,615

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund.

The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below).

The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds) and the Fund may invest up to 15% of its total assets in equity securities of REITs. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO Commodity RealReturn Strategy Fund��, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity linked derivative instruments backed by a portfolio of inflation indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 15% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.84%	0.94%	0.84%	0.94%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.84%	0.94%	1.09%	1.19%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	86	268	466	1,037
Class P	96	300	520	1,155
Administrative Class	111	347	601	1,329
Class D	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 347% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the MSCI EAFE Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Developed ex-U.S. Fundamental Index (the "eRAFI Developed ex-U.S. Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Developed ex-U.S. Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Developed ex-U.S. Fundamental Index derivatives should closely track changes in the value of eRAFI Developed ex-U.S. Fundamental Index. However, eRAFI Developed ex-U.S. Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Developed ex-U.S. Fundamental Index is comprised of stocks with a market capitalization ranging from $18 million to $193 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Developed ex-U.S. Fundamental Index for purposes of developing eRAFI Developed ex-U.S. Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Developed ex-U.S. Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Developed ex-U.S. Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index derivatives by providing model portfolios of the eRAFI Developed ex-U.S. Fundamental Index securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on the eRAFI Developed ex-U.S. Fundamental Index to the Fund. Because the eRAFI Developed ex-U.S. Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Developed ex-U.S. Fundamental Index.

The Fund seeks to remain invested in the eRAFI Developed ex-U.S. Fundamental Index derivatives even when the eRAFI Developed ex-U.S. Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Developed ex-U.S. Fundamental Index securities, when the eRAFI Developed ex-U.S. Fundamental Index derivatives appear to be overvalued relative to the eRAFI Developed ex-U.S. Fundamental Index, the Fund may invest all of its assets in a "basket"of eRAFI Developed ex-U.S. Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Developed ex-U.S. Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Developed ex-U.S. Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.64%	0.74%	0.64%	0.79%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	65	205	357	798
Class P	76	237	411	918
Administrative Class	91	284	493	1,096
Class D	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 778% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.79%. For the periods shown in the bar chart, the highest quarterly return was 35.87% in the Q2 2009, and the lowest quarterly return was -22.93% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Nov 30, 2006	(10.75%)		(0.69%)		(0.33%)
Institutional Class Return After Taxes on Distributions	Nov 30, 2006	(12.09%)	[1]	(4.23%)	[1]	(4.05%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Nov 30, 2006	(6.97%)	[1]	(2.48%)	[1]	(2.27%)	[1]
Class P	Nov 30, 2006	(10.66%)		(0.76%)		(0.40%)
Administrative Class	Nov 30, 2006	(10.99%)		(0.95%)		(0.59%)
Class D	Nov 30, 2006	(11.10%)		(1.12%)		(0.76%)
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	Nov 30, 2006	(12.14%)		(4.72%)		(4.06%)
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Nov 30, 2006	(13.54%)		(4.01%)		(3.34%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	0.90%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.76%	0.86%	1.01%	1.16%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.75%, 0.85%, 1.00% and 1.15% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 896% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P and the Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 9.52%. For the periods shown in the bar chart, the highest quarterly return was 27.71% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Oct 30, 2003	(10.57%)		(0.92%)		6.81%
Institutional Class Return After Taxes on Distributions	Oct 30, 2003	(12.48%)	[1]	(4.77%)	[1]	2.51%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	(6.63%)	[1]	(2.66%)	[1]	3.61%	[1]
Class P	Oct 30, 2003	(10.66%)		(1.01%)		6.75%
Class D	Oct 30, 2003	(11.02%)		(1.32%)		6.34%
MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	(12.10%)		(5.88%)		3.54%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Oct 30, 2003	(13.54%)		(4.01%)		5.60%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Real Income 2019 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Real Income 2019 Fund��)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.39%	0.49%	0.39%	0.54%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.39%	0.49%	0.64%	0.79%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	40	125	219	493
Class P	50	157	274	616
Administrative Class	65	205	357	798
Class D	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2019. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2019. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. TIPS Real Income 2019 Index. The index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. The index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.73%. For the periods shown in the bar chart, the highest quarterly return was 2.46% in the Q2 2011, and the lowest quarterly return was -0.11% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 30, 2009	7.37%		6.04%
Institutional Class Return After Taxes on Distributions	Oct 30, 2009	3.11%	[1]	2.27%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	4.73%	[1]	2.97%	[1]
Class P	Oct 30, 2009	7.31%		5.99%
Class D	Oct 30, 2009	7.03%		5.67%
Barclays U.S. TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.86%		6.22%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Real Income 2029 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Real Income 2029 Fund��)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.39%	0.49%	0.39%	0.54%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.39%	0.49%	0.64%	0.79%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	40	125	219	493
Class P	50	157	274	616
Administrative Class	65	205	357	798
Class D	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2029. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2029. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. TIPS Real Income 2029 Index. The index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. The index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.48%. For the periods shown in the bar chart, the highest quarterly return was 5.86% in the Q3 2011, and the lowest quarterly return was -1.16% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 30, 2009	14.56%		10.35%
Institutional Class Return After Taxes on Distributions	Oct 30, 2009	12.37%	[1]	8.34%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	9.38%	[1]	7.64%	[1]
Class P	Oct 30, 2009	14.51%		10.25%
Class D	Oct 30, 2009	14.15%		9.95%
Barclays U.S. TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	15.16%		10.28%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Real Return Asset Fund)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Real Return Asset Fund)		Institutional Class	Class P	Administrative Class
Management Fees		0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	0.58%	0.68%	0.83%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65% and 0.80% for Institutional Class, Class P and Administrative Class shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Real Return Asset Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	59	186	324	726
Class P	69	218	379	847
Administrative Class	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 239% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. Treasury Inflation Notes 10+ Years Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012, as converted, was 11.49 years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Treasury Inflation Notes 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 8.17%. For the periods shown in the bar chart, the highest quarterly return was 10.63% in the Q3 2002, and the lowest quarterly return was -8.02% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Return Asset Fund) (PIMCO Strategic Markets - Institutional)		1 Year	5 Years	10 Years
Institutional Class		22.06%	10.58%	10.29%
Institutional Class Return After Taxes on Distributions	[1]	15.69%	7.35%	7.49%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	14.97%	7.24%	7.31%
Class P		21.95%	10.49%	10.24%
Barclays U.S. Treasury Inflation Notes: 10+ Year Index (reflects no deductions for fees, expenses or taxes)		24.42%	10.28%	9.81%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)		11.08%	6.67%	7.05%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO RealEstateRealReturn Strategy Fund)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealEstateRealReturn Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.74%	0.84%	0.74%	0.89%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	0.78%	0.88%	1.03%	1.18%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.74%, 0.84%, 0.99% and 1.14% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	80	249	433	966
Class P	90	281	488	1,084
Administrative Class	105	328	569	1,259
Class D	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 287% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange-traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 21.96%. For the periods shown in the bar chart, the highest quarterly return was 42.86% in the Q3 2009, and the lowest quarterly return was -46.39% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Oct 30, 2003	26.18%		4.77%		13.57%
Institutional Class Return After Taxes on Distributions	Oct 30, 2003	19.70%	[1]	0.10%	[1]	5.77%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	16.94%	[1]	1.16%	[1]	6.91%	[1]
Class P	Oct 30, 2003	25.90%		4.66%		13.45%
Class D	Oct 30, 2003	25.67%		4.35%		13.08%
Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	9.37%		(2.11%)		8.85%
Lipper Real Estate Funds Average (reflects no deductions for taxes)	Oct 30, 2003	7.71%		(1.80%)		8.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� Income and Distribution Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� Income and Distribution Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[2][3]	1.19%	1.29%	1.44%	1.69%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.76%	0.86%	1.01%	1.26%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.18%, 1.28%, 1.43% and 1.68% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. Unlike the other PIMCO RealRetirement�� Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the 1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real Return Today IndexSM. The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real Return 2010 IndexSM. The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward. The Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.73%. For the periods shown in the bar chart, the highest quarterly return was 10.78% in the Q2 2009, and the lowest quarterly return was -1.99% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	3.85%		4.70%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	2.46%	[1]	1.96%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	2.63%	[1]	2.49%	[1]
Class P	Mar 31, 2008	3.75%		4.59%
Administrative Class	Mar 31, 2008	3.69%		4.46%
Class D	Mar 31, 2008	3.30%		4.09%
Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.67%		4.31%
Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.68%		4.26%
Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)	Mar 31, 2008	2.16%		3.47%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2015 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2015 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses		0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.19%	1.29%	1.44%	1.69%
Fee Waiver and/or Expense Reimbursement	[2]	(0.44%)	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%	0.85%	1.00%	1.25%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2015 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	240	417	930
Class P	87	271	471	1,049
Administrative Class	102	318	552	1,225
Class D	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2015 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2015, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2020 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2020 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	[2][3]	1.20%	1.30%	1.45%	1.70%
Fee Waiver and/or Expense Reimbursement	[4]	(0.44%)	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.76%	0.86%	1.01%	1.26%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.19%, 1.29%, 1.44% and 1.69% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2020 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.58%. For the periods shown in the bar chart, the highest quarterly return was 13.37% in the Q2 2009, and the lowest quarterly return was -4.33% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	1.96%		3.28%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	0.67%	[1]	0.59%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	1.37%	[1]	1.30%	[1]
Class P	Mar 31, 2008	1.98%		3.22%
Administrative Class	Mar 31, 2008	1.74%		3.06%
Class D	Mar 31, 2008	1.49%		2.71%
Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	5.03%		3.54%
Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	0.09%		1.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2025 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2025 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.75%	0.85%	0.75%	1.00%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.25%	1.35%	1.50%	1.75%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.76%	0.86%	1.01%	1.26%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.24%, 1.34%, 1.49% and 1.74% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2025 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	78	243	422	942
Class P	88	274	477	1,061
Administrative Class	103	322	558	1,236
Class D	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2030 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2030 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.80%	0.90%	0.80%	1.05%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	[2][3]	1.26%	1.36%	1.51%	1.76%
Fee Waiver and/or Expense Reimbursement	[4]	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.81%	0.91%	1.06%	1.31%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.25%, 1.35%, 1.50% and 1.75% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	83	259	450	1,002
Class P	93	290	504	1,120
Administrative Class	108	337	585	1,294
Class D	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2030 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 4.59%. For the periods shown in the bar chart, the highest quarterly return was 14.92% in the Q2 2009, and the lowest quarterly return was -6.82% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	(0.22%)		1.97%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	(1.75%)	[1]	(0.85%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(0.07%)	[1]	0.13%	[1]
Class P	Mar 31, 2008	(0.31%)		1.88%
Administrative Class	Mar 31, 2008	(0.39%)		1.74%
Class D	Mar 31, 2008	(0.68%)		1.38%
Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	1.20%		1.74%
Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(2.20%)		(0.08%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2035 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2035 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.80%	0.90%	0.80%	1.05%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[2][3]	1.31%	1.41%	1.56%	1.81%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.82%	0.92%	1.07%	1.32%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.29%, 1.39%, 1.54% and 1.79% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2035 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	84	262	455	1,014
Class P	94	293	509	1,131
Administrative Class	109	340	590	1,306
Class D	134	418	723	1,590

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The PIMCORealRetirement�� 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2040 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2040 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.95%	0.85%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.35%	1.45%	1.60%	1.85%
Fee Waiver and/or Expense Reimbursement	[4]	(0.48%)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.87%	0.97%	1.12%	1.37%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.33%, 1.43%, 1.58% and 1.83% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	89	278	482	1,073
Class P	99	309	536	1,190
Administrative Class	114	356	617	1,363
Class D	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2040 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 5.94%. For the periods shown in the bar chart, the highest quarterly return was 21.03% in the Q2 2009, and the lowest quarterly return was -9.51% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	(1.60%)		2.05%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	(3.37%)	[1]	(1.11%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(0.97%)	[1]	(0.01%)	[1]
Class P	Mar 31, 2008	(1.69%)		2.37%
Administrative Class	Mar 31, 2008	(1.93%)		1.80%
Class D	Mar 31, 2008	(2.08%)		1.47%
Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(2.96%)		(0.21%)
Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(3.45%)		(0.60%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2045 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2045 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.95%	0.85%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	[2][3]	1.38%	1.48%	1.63%	1.88%
Fee Waiver and/or Expense Reimbursement	[4][5]	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	0.87%	0.97%	1.12%	1.37%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.36%, 1.46%, 1.61% and 1.86% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2045 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	89	278	482	1,073
Class P	99	309	536	1,190
Administrative Class	114	356	617	1,363
Class D	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the kindex's maturity date approaches.

(PIMCO RealRetirement�� 2050 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO RealRetirement�� 2050 Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.85%	0.95%	0.85%	1.10%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	[2][3]	1.37%	1.47%	1.62%	1.87%
Fee Waiver and/or Expense Reimbursement	[4]	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	0.87%	0.97%	1.12%	1.37%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.35%, 1.45%, 1.60% and 1.85% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	89	278	482	1,073
Class P	99	309	536	1,190
Administrative Class	114	356	617	1,363
Class D	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2050+ Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 6.28%. For the periods shown in the bar chart, the highest quarterly return was 20.72% in the Q2 2009, and the lowest quarterly return was -10.45% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Mar 31, 2008	(3.11%)		1.91%
Institutional Class Return After Taxes on Distributions	Mar 31, 2008	(5.05%)	[1]	(1.01%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(2.00%)	[1]	0.02%	[1]
Class P	Mar 31, 2008	(3.20%)		2.26%
Administrative Class	Mar 31, 2008	(3.42%)		1.66%
Class D	Mar 31, 2008	(3.68%)		1.31%
Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(5.20%)		(1.11%)
Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(4.07%)		(0.83%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Small Cap StocksPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the Russell 2000�� Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Small Cap StocksPLUS�� TR Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.69%	0.79%	0.69%	0.84%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.69%	0.79%	0.94%	1.09%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	70	221	384	859
Class P	81	252	439	978
Administrative Class	96	300	520	1,155
Class D	111	347	601	1,329

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 666% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the Russell 2000�� Index by investing under normal circumstances in Russell 2000�� Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000�� Index derivatives instead of Russell 2000�� Index stocks to attempt to equal or exceed the daily performance of the Russell 2000�� Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000�� Index derivatives should closely track changes in the value of the index. However, Russell 2000�� Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000�� Index, which represents approximately 10% of the total market capitalization of the Russell 3000�� Index. As of June 30, 2012, the Russell 2000�� Index's average market capitalization (dollar-weighted) was $675 million. The Fund seeks to remain invested in Russell 2000�� Index derivatives or Russell 2000�� Index stocks even when the Russell 2000�� Index is declining.

Though the Fund does not normally invest directly in Russell 2000�� Index securities, when Russell 2000�� Index derivatives appear to be overvalued relative to the Russell 2000�� Index, the Fund may invest all of its assets in a "basket" of Russell 2000�� Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000�� Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000�� Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000�� Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 15.20%. For the periods shown in the bar chart, the highest quarterly return was 30.73% in the Q2 2009 , and the lowest quarterly return was -24.61% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Mar 31, 2006	(4.67%)		6.05%		6.04%
Institutional Class Return After Taxes on Distributions	Mar 31, 2006	(6.16%)	[1]	1.39%	[1]	1.90%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2006	(3.03%)	[1]	2.41%	[1]	2.71%	[1]
Class P	Mar 31, 2006	(4.92%)		5.91%		5.91%
Class D	Mar 31, 2006	(5.02%)		5.67%		5.65%
Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	(4.18%)		0.15%		0.79%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Mar 31, 2006	(2.09%)		0.92%		1.07%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.84%	0.94%	0.84%	0.94%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.84%	0.94%	1.09%	1.19%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	86	268	466	1,037
Class P	96	300	520	1,155
Administrative Class	111	347	601	1,329
Class D	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the Russell 2000�� Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Small Company Fundamental Index (the "eRAFI Small Company Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Small Company Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Small Company Fundamental Index derivatives should closely track changes in the value of eRAFI Small Company Fundamental Index. However, eRAFI Small Company Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Small Company Fundamental Index is comprised of stocks with a market capitalization ranging from $5 million to $8 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Small Company Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Small Company Fundamental Index for purposes of developing eRAFI Small Company Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Small Company Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Small Company Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Small Company Fundamental Index derivatives by providing a model portfolio of the eRAFI Small Company Fundamental Index to the Fund's swap counterparties, who in turn are able to provide total return swaps based on the eRAFI Small Company Fundamental Index to the Fund. Because eRAFI Small Company Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Small Company Fundamental Index.

The Fund seeks to remain invested in the eRAFI Small Company Fundamental Index derivatives even when the eRAFI Small Company Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Small Company Fundamental Index securities, when the eRAFI Small Company Fundamental Index derivatives appear to be overvalued relative to the eRAFI Small Company Fundamental Index, the Fund may invest all of its assets in a "basket" of eRAFI Small Company Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Small Company Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Small Company Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO StocksPLUS�� Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	51	160	280	628
Class P	61	192	335	750
Administrative Class	77	240	417	930
Class D	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 404% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the Class P shares (April 30, 2008), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 11.84%. For the periods shown in the bar chart, the highest quarterly return was 24.70% in the Q2 2009, and the lowest quarterly return was -25.89% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Institutional)		1 Year	5 Years	10 Years
Institutional Class		1.67%	(0.16%)	3.03%
Institutional Class Return After Taxes on Distributions	[1]	(1.10%)	(2.46%)	1.09%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	2.02%	(1.38%)	1.49%
Class P		1.48%	(0.24%)	3.00%
Administrative Class		1.36%	(0.42%)	2.76%
Class D		1.19%	(0.54%)	2.62%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)		(0.59%)	(0.81%)	2.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO StocksPLUS�� Long Duration Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� Long Duration Fund)	Institutional Class	Class P	Administrative Class
Management Fees	0.59%	0.69%	0.59%
Distribution and/or Service (12b-1) Fees			0.25%
Total Annual Fund Operating Expenses	0.59%	0.69%	0.84%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� Long Duration Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	60	189	329	738
Class P	70	221	384	859
Administrative Class	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The Fund believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P and Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 16.29%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Long Duration Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Aug 31, 2007	21.15%		7.52%
Institutional Class Return After Taxes on Distributions	Aug 31, 2007	19.82%	[1]	3.83%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2007	15.12%	[1]	4.54%	[1]
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	2.11%		(1.45%)
S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	25.58%		7.24%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Aug 31, 2007	(2.09%)		0.74%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO StocksPLUS�� Total Return Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� Total Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.64%	0.74%	0.64%	0.79%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.64%	0.74%	0.89%	1.04%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	65	205	357	798
Class P	76	237	411	918
Administrative Class	91	284	493	1,096
Class D	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Class D shares (July 31, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P and Class D shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 15.61%. For the periods shown in the bar chart, the highest quarterly return was 25.83% in the Q2 2009, and the lowest quarterly return was -22.30% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jun 28, 2002	2.81%		2.43%		6.84%
Institutional Class Return After Taxes on Distributions	Jun 28, 2002	1.65%	[1]	(1.06%)	[1]	3.88%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	1.83%	[1]	0.04%	[1]	4.30%	[1]
Class P	Jun 28, 2002	2.80%		2.36%		6.80%
Class D	Jun 28, 2002	2.47%		2.06%		6.45%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	2.11%		(0.25%)		4.61%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(0.59%)		(0.81%)		4.03%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO StocksPLUS�� TR Short Strategy Fund)
Investment Objective
The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO StocksPLUS�� TR Short Strategy Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.64%	0.74%	0.64%	0.79%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.66%	0.76%	0.91%	1.06%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 0.64%, 0.74%, 0.89% and 1.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	67	211	368	822
Class P	78	243	422	942
Administrative Class	93	290	504	1,120
Class D	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class D shares (July 31, 2006), performance information shown in the table for Class D is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of the S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options. The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is -4.83%. For the periods shown in the bar chart, the highest quarterly return was 25.08% in the Q4 2008, and the lowest quarterly return was -10.82% in the Q4 2010.

Average Annual Total Returns (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		5 Years		Since Inception
Institutional Class	Jul 23, 2003	(4.84%)		3.45%		1.40%
Institutional Class Return After Taxes on Distributions	Jul 23, 2003	(5.63%)	[1]	0.54%	[1]	(0.79%)	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Jul 23, 2003	(3.12%)	[1]	2.65%	[1]	0.76%	[1]
Class P	Jul 23, 2003	(5.03%)		3.35%		1.32%
Class D	Jul 23, 2003	(5.28%)		2.95%		0.94%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	2.11%		(0.25%)		4.97%
Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	(4.34%)		(3.22%)		(6.97%)
Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)	Jul 23, 2003	(11.77%)		(15.97%)		(14.06%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Tax Managed Real Return Fund)
Investment Objective
The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Institutional) (PIMCO Tax Managed Real Return Fund)	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.60%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%
Total Annual Fund Operating Expenses	0.45%	0.55%	0.70%	0.85%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example, No Redemption (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Institutional) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	46	144	252	567
Class P	56	176	307	689
Administrative Class	72	224	390	871
Class D	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"), with the remainder of the Fund's assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities ("TIPS")), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real return" equals total return less the estimated cost of inflation. The average portfolio duration of the fixed income portion of this Fund will normally vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers ("CPI") as the inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.

As part of its principal investment strategies, the Fund's investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the "realized" rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.

The Fund may invest in investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays Municipal Bond 1-10 year Blend (1-12) Index. The index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*

*The year-to-date return as of June 30, 2012 is 1.71%. For the periods shown in the bar chart, the highest quarterly return was 3.20% in the Q2 2011, and the lowest quarterly return was -0.78% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Oct 30, 2009	7.40%		5.40%
Institutional Class Return After Taxes on Distributions	Oct 30, 2009	7.37%	[1]	5.31%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	5.51%	[1]	4.82%	[1]
Class P	Oct 30, 2009	7.30%		5.30%
Class D	Oct 30, 2009	6.98%		4.98%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.62%		5.51%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Oct 30, 2009	8.71%		5.65%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO All Asset Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO All Asset Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO All Asset Fund)		Class A	Class B	Class C	Class R
Management Fees		0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	[2][3]	1.47%	2.22%	2.22%	1.72%
Fee Waiver and/or Expense Reimbursement	[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.40%	2.15%	2.15%	1.65%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.445%, 2.195%, 2.195%, and 1.695% for Class A, Class B, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.375%, 2.125%, 2.125% and 1.625% for Class A, Class B, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO All Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	512	800	1,110	1,986
Class B	568	871	1,202	2,030
Class C	318	671	1,152	2,478
Class R	167	519	894	1,949

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO All Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	512	800	1,110	1,986
Class B	218	671	1,152	2,030
Class C	218	671	1,152	2,478
Class R	167	519	894	1,949

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (April 30, 2003) and the inception date of Class R shares (January 31, 2006), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. TIPS 1-10 Year Index. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays U.S. TIPS 1-10 Year Index.

The Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. This index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark was the same CPI + 500 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments, with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.23%. For the periods shown in the bar chart, the highest quarterly return was 12.43% in the Q2 2009, and the lowest quarterly return was -8.38% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 31, 2002	(1.95%)		4.21%		7.34%
Class A Return After Taxes on Distributions	Jul 31, 2002	(4.06%)	[1]	1.83%	[1]	5.11%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 31, 2002	(1.26%)	[1]	2.19%	[1]	5.03%	[1]
Class B	Jul 31, 2002	(2.22%)		4.15%		7.09%
Class C	Jul 31, 2002	0.15%		4.24%		6.97%
Class R	Jul 31, 2002	1.57%		4.71%		7.47%
Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.93%		6.90%		6.11%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)	Jul 31, 2002	8.00%		7.25%		7.50%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Jul 31, 2002	(1.25%)		1.61%		6.34%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO All Asset All Authority Fund)
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO All Asset All Authority Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO All Asset All Authority Fund)		Class A	Class C
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.47%	0.47%
Acquired Fund Fees and Expenses	[2]	0.96%	0.96%
Total Annual Fund Operating Expenses	[3][4]	2.13%	2.88%
Fee Waiver and/or Expense Reimbursement	[5]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	2.10%	2.85%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.11% and 2.86% for Class A and Class C shares, respectively.
[4]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 2.08% and 2.83% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	751	1,172	1,617	2,847
Class C	388	883	1,504	3,176

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	751	1,172	1,617	2,847
Class C	288	883	1,504	3,176

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 33 1/3% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS�� TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, (less any exposure to the PIMCO CommoditiesPLUS�� Short Strategy Fund) normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33 1/3% of total assets. If at any time the Fund's borrowings exceed this 33 1/3% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and Class C shares (July 29, 2005), performance information shown in the bar chart and table for these classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund's secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the S&P 500.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI+ 650 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.37%. For the periods shown in the bar chart, the highest quarterly return was 11.72% in the Q2 2009, and the lowest quarterly return was -6.77% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO All Asset All Authority Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Oct 31, 2003	(3.08%)		5.43%		6.29%
Class A Return After Taxes on Distributions	Oct 31, 2003	(5.65%)	[1]	2.99%	[1]	3.90%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 31, 2003	(2.00%)	[1]	3.23%	[1]	4.00%	[1]
Class C	Oct 31, 2003	0.76%		5.44%		5.98%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	2.11%		(0.25%)		4.32%
Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)	Oct 31, 2003	9.50%		8.75%		9.05%
Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 31, 2003	(1.25%)		1.61%		5.19%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO CommoditiesPLUS�� Short Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Short Strategy Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Short Strategy Fund)		Class A	Class C
Management Fees		1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Acquired Fund Fees and Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	1.42%	2.17%
Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.29%	2.04%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class C	307	640	1,098	2,369

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class C	207	640	1,098	2,369

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones���UBS Commodity Index Total Return (the "Index"), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.

The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund's net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of June 30, 2012 was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of a commodity index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of the Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising commodity index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of a commodity index is rising and the Fund's Fixed Income Instruments holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index (due, in part, to the possibility of different roll dates, reset dates or contract months in the case of commodity derivatives in comparison to those specified in a commodity index)

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Dow Jones-UBS Commodity Index Total Return. The index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Speciality Funds Average is a total return performance average of Funds that invest primarily in commodity-linked derivative instruments or physicals of sectors or strategies not previously mentioned. These include leveraged or short-biased offerings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.62%. For the periods shown in the bar chart, the highest quarterly return was 8.88% in the Q3 2011, and the lowest quarterly return was -4.66% in the Q1 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Short Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Aug 17, 2010	4.31%		(11.14%)
Class A Return After Taxes on Distributions	Aug 17, 2010	4.22%	[1]	(11.20%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Aug 17, 2010	2.80%	[1]	(9.47%)	[1]
Class C	Aug 17, 2010	8.46%		(8.84%)
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	(13.32%)		4.26%
Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Aug 17, 2010	11.64%		(7.14%)
Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)	Aug 17, 2010	(8.04%)		(11.62%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO CommoditiesPLUS�� Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Strategy Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO CommoditiesPLUS�� Strategy Fund)		Class A	Class C	Class R
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.38%	2.13%	1.63%
Fee Waiver and/or Expense Reimbursement	[2]	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.24%	1.99%	1.49%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	922	1,194	1,967
Class C	302	624	1,073	2,317
Class R	152	471	813	1,779

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	922	1,194	1,967
Class C	202	624	1,073	2,317
Class R	152	471	813	1,779

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Funds Average is a total return performance average of Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is -5.25%. For the periods shown in the bar chart, the highest quarterly return was 13.22% in the Q1 2011, and the lowest quarterly return was -13.74% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommoditiesPLUS�� Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	May 28, 2010	(8.27%)		10.93%
Class A Return After Taxes on Distributions	May 28, 2010	(13.72%)	[1]	6.65%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	May 28, 2010	(5.16%)	[1]	7.13%	[1]
Class C	May 28, 2010	(4.41%)		14.15%
Class R	May 28, 2010	(3.10%)		14.68%
Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)	May 28, 2010	(3.46%)		13.31%
Lipper Commodities Funds Average (reflects no deductions for taxes)	May 28, 2010	(7.66%)		10.31%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO CommodityRealReturn Strategy Fund��)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO CommodityRealReturn Strategy Fund��)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO CommodityRealReturn Strategy Fund��)		Class A	Class B	Class C	Class R
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	[2][3]	1.35%	2.10%	2.10%	1.60%
Fee Waiver and/or Expense Reimbursement	[4]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.22%	1.97%	1.97%	1.47%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense is 1.32%, 2.07%, 2.07% and 1.57% for Class A, Class B, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 1.19%, 1.94%, 1.94% and 1.44% for Class A, Class B, Class C and Class R, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	916	1,183	1,946
Class B	700	918	1,262	2,102
Class C	300	618	1,062	2,296
Class R	150	465	803	1,757

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	916	1,183	1,946
Class B	200	618	1,062	2,102
Class C	200	618	1,062	2,296
Class R	150	465	803	1,757

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC ("PIMCO"), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Index Total Return) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is -0.52%. For the periods shown in the bar chart, the highest quarterly return was 16.61% in the Q1 2004, and the lowest quarterly return was -35.85% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO CommodityRealReturn Strategy Fund��) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jun 28, 2002	(13.15%)		0.74%		8.78%
Class A Return After Taxes on Distributions	Jun 28, 2002	(20.79%)	[1]	(4.71%)	[1]	3.97%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	(8.17%)	[1]	(2.39%)	[1]	4.88%	[1]
Class B	Jun 28, 2002	(12.18%)		0.95%		8.75%
Class C	Jun 28, 2002	(9.49%)		1.13%		8.62%
Class R	Jun 28, 2002	(8.29%)		1.44%		8.86%
Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	(13.32%)		(2.07%)		5.64%
Lipper Commodities General Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(7.66%)		(2.21%)		3.52%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Fundamental Advantage Total Return Strategy Fund)
Investment Objective
The Fund seeks maximum total return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Fundamental Advantage Total Return Strategy Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Fundamental Advantage Total Return Strategy Fund)		Class A	Class C
Management Fees		1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.31%	2.06%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.29% and 2.04% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	309	646	1,108	2,390

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	503	775	1,066	1,895
Class C	209	646	1,108	2,390

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 629% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 Index (the "S&P 500"), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI�� 1000 and the S&P 500 are further described below. The Fund's strategy with respect to maintaining long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 can be characterized as "market neutral" because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI�� 1000 over the S&P 500.

Enhanced RAFI�� 1000 is a performance recalibrated version of the FTSE RAFI�� US 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI�� 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI�� 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.The Fund seeks to maintain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 even when Enhanced RAFI�� 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the price appreciation (or depreciation) on the S&P 500 and certain transaction costs. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI�� 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund's performance of general stock market movements, Pacific Investment Management Company LLC ("PIMCO") may increase or decrease the Fund's long exposure to Enhanced RAFI�� 1000 or the Fund's short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000 relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The values of derivatives based on Enhanced RAFI�� 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI�� 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI�� 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI�� 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2008), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.51%. For the periods shown in the bar chart, the highest quarterly return was 11.24% in the Q2 2009, and the lowest quarterly return was -5.27% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental Advantage Total Return Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Feb 29, 2008	(4.62%)		5.35%
Class A Return After Taxes on Distributions	Feb 29, 2008	(7.48%)	[1]	(0.29%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Feb 29, 2008	(2.99%)	[1]	2.34%	[1]
Class C	Feb 29, 2008	(2.50%)		5.88%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	Feb 29, 2008	0.31%		1.11%
Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)	Feb 29, 2008	0.60%		0.15%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Fundamental IndexPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the FTSE RAFI�� US 1000 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Fundamental IndexPLUS�� TR Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Fundamental IndexPLUS�� TR Fund)	Class A	Class C
Management Fees	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.19%	1.94%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	297	609	1,047	2,264

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	197	609	1,047	2,264

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,047% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the FTSE RAFI�� US 1000 Index (the "Index") by investing under normal circumstances in derivatives based on Enhanced RAFI�� 1000, an enhanced, performance recalibrated version of the Index ("Enhanced RAFI�� 1000"), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index and Enhanced RAFI�� 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI�� 1000 derivatives in addition to or in place of Enhanced RAFI�� 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI�� 1000 derivatives should closely track changes in the value of Enhanced RAFI�� 1000. However, Enhanced RAFI�� 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� 1000 is a performance recalibrated version of the Index that incorporates additional factors, including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company's fundamental drivers of value. Enhanced RAFI�� 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI�� 1000 derivatives or Enhanced RAFI�� 1000 stocks even when Enhanced RAFI�� 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� 1000 derivatives by providing model portfolios of Enhanced RAFI�� 1000 securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� 1000 to the Fund. Because the Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000.

Though the Fund does not normally invest directly in Enhanced RAFI�� 1000 securities, when Enhanced RAFI�� 1000 derivatives appear to be overvalued relative to Enhanced RAFI�� 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI�� 1000 stocks. In the alternative, the Fund may invest all of its assets in a "basket" of Index stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the FTSE RAFI�� US 1000 Index. FTSE RAFI�� US 1000 Index is part of the FTSE RAFI�� Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI�� Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI�� US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock's dividend provides to the performance of the index. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 13.77%. For the periods shown in the bar chart, the highest quarterly return was 31.73% in the Q2 2009, and the lowest quarterly return was -23.89% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Fundamental IndexPLUS�� TR Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jun 30, 2005	0.75%		4.31%		6.30%
Class A Return After Taxes on Distributions	Jun 30, 2005	(2.74%)	[1]	(1.63%)	[1]	0.73%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 30, 2005	0.46%	[1]	0.11%	[1]	2.05%	[1]
Class C	Jun 30, 2005	3.05%		4.35%		6.18%
FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	0.07%		1.06%		4.42%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 30, 2005	2.11%		(0.25%)		2.97%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Jun 30, 2005	(2.09%)		0.92%		1.21%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Global Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Global Multi-Asset Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Global Multi-Asset Fund)		Class A	Class C	Class R
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[1]	2.06%	2.81%	2.31%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.59%	2.34%	1.84%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	1,024	1,368	2,335
Class C	337	730	1,250	2,676
Class R	187	579	995	2,159

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	703	1,024	1,368	2,335
Class C	237	730	1,250	2,676
Class R	187	579	995	2,159

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO CommodityRealReturn Strategy Fund��). The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund, PIMCO CommodityRealReturn Strategy Fund��, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Global Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The Fund began operations on 10/29/08. Index comparisons began on 10/31/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 2.25%. For the periods shown in the bar chart, the highest quarterly return was 11.30% in the Q3 2009, and the lowest quarterly return was -7.68% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Global Multi-Asset Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 29, 2008	(7.08%)		7.56%
Class A Return After Taxes on Distributions	Oct 29, 2008	(8.95%)	[1]	5.31%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 29, 2008	(4.48%)	[1]	5.20%	[1]
Class C	Oct 29, 2008	(3.38%)		8.07%
Class R	Oct 29, 2008	(1.98%)		8.57%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(5.54%)		10.48%
60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	Oct 29, 2008	(0.01%)		10.23%
Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)	Oct 29, 2008	(5.30%)		9.30%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Inflation Response Multi-Asset Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Inflation Response Multi-Asset Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Inflation Response Multi-Asset Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.49%	2.24%	1.74%
Fee Waiver and/or Expense Reimbursement	[2][3][4]	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.50%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[3]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO Inflation Response Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	945	1,240	2,076
Class C	303	648	1,120	2,423
Class R	153	495	861	1,892

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Inflation Response Multi-Asset Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	945	1,240	2,076
Class C	203	648	1,120	2,423
Class R	153	495	861	1,892

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Principal Investment Strategies

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund.

The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below).

The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds) and the Fund may invest up to 15% of its total assets in equity securities of REITs. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO Commodity RealReturn Strategy Fund��, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity linked derivative instruments backed by a portfolio of inflation indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 15% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Management Fees	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	297	609	1,047	2,264
Class R	147	456	787	1,724

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	197	609	1,047	2,264
Class R	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 347% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the MSCI EAFE Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Developed ex-U.S. Fundamental Index (the "eRAFI Developed ex-U.S. Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Developed ex-U.S. Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Developed ex-U.S. Fundamental Index derivatives should closely track changes in the value of eRAFI Developed ex-U.S. Fundamental Index. However, eRAFI Developed ex-U.S. Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Developed ex-U.S. Fundamental Index is comprised of stocks with a market capitalization ranging from $18 million to $193 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Developed ex-U.S. Fundamental Index for purposes of developing eRAFI Developed ex-U.S. Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Developed ex-U.S. Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Developed ex-U.S. Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index derivatives by providing model portfolios of the eRAFI Developed ex-U.S. Fundamental Index securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on the eRAFI Developed ex-U.S. Fundamental Index to the Fund. Because the eRAFI Developed ex-U.S. Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Developed ex-U.S. Fundamental Index.

The Fund seeks to remain invested in the eRAFI Developed ex-U.S. Fundamental Index derivatives even when the eRAFI Developed ex-U.S. Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Developed ex-U.S. Fundamental Index securities, when the eRAFI Developed ex-U.S. Fundamental Index derivatives appear to be overvalued relative to the eRAFI Developed ex-U.S. Fundamental Index, the Fund may invest all of its assets in a "basket"of eRAFI Developed ex-U.S. Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Developed ex-U.S. Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Developed ex-U.S. Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))	Class A	Class C
Management Fees	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.04%	1.79%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class C	282	563	970	2,105

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class C	182	563	970	2,105

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 778% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 8.53%. For the periods shown in the bar chart, the highest quarterly return was 35.67% in the Q2 2009, and the lowest quarterly return was -23.03% in the Q3 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Nov 30, 2006	(14.41%)		(1.84%)		(1.47%)
Class A Return After Taxes on Distributions	Nov 30, 2006	(15.62%)	[1]	(5.29%)	[1]	(5.10%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Nov 30, 2006	(9.35%)	[1]	(3.37%)	[1]	(3.16%)	[1]
Class C	Nov 30, 2006	(12.39%)		(1.82%)		(1.46%)
MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)	Nov 30, 2006	(12.14%)		(4.72%)		(4.06%)
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Nov 30, 2006	(13.54%)		(4.01%)		(3.34%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))
Investment Objective
The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))		Class A	Class B	Class C
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.16%	1.91%	1.91%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	730	989	1,731
Class B	694	900	1,232	1,946
Class C	294	600	1,032	2,233

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	489	730	989	1,731
Class B	194	600	1,032	1,946
Class C	194	600	1,032	2,233

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 896% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 9.33%. For the periods shown in the bar chart, the highest quarterly return was 27.74% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Oct 30, 2003	(14.20%)		(2.41%)		5.64%
Class A Return After Taxes on Distributions	Oct 30, 2003	(16.02%)	[1]	(6.20%)	[1]	1.42%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	(8.99%)	[1]	(3.86%)	[1]	2.64%	[1]
Class B	Oct 30, 2003	(15.60%)		(2.20%)		5.63%
Class C	Oct 30, 2003	(12.45%)		(2.04%)		5.60%
MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	(12.10%)		(5.88%)		3.54%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	Oct 30, 2003	(13.54%)		(4.01%)		5.60%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Real Income 2019 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2019 Fund��)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2019 Fund��)	Class A	Class C
Management Fees	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.79%	1.29%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	231	409	708	1,556

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2019. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2019. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays US TIPS Real Income 2019 Index. The index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. Index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.49%. For the periods shown in the bar chart, the highest quarterly return was 2.33% in the Q2 2010, and the lowest quarterly return was -0.06% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2019 Fund��) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 30, 2009	3.05%		3.96%
Class A Return After Taxes on Distributions	Oct 30, 2009	(0.96%)	[1]	0.33%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	1.92%	[1]	1.28%	[1]
Class C	Oct 30, 2009	5.55%		5.33%
Barclays US TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.86%		6.22%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Real Income 2029 Fund��)
Investment Objective
The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2029 Fund��)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Real Income 2029 Fund��)	Class A	Class C
Management Fees	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.79%	1.29%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	231	409	708	1,556

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	453	618	797	1,316
Class C	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2029. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2029. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays US TIPS Real Income 2029 Index. The index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. Index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.30%. For the periods shown in the bar chart, the highest quarterly return was 5.62% in the Q3 2011, and the lowest quarterly return was -1.31% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Real Income 2029 Fund��) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 30, 2009	9.91%		8.03%
Class A Return After Taxes on Distributions	Oct 30, 2009	7.88%	[1]	6.13%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	6.36%	[1]	5.71%	[1]
Class C	Oct 30, 2009	12.72%		9.42%
Barclays US TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	15.16%		10.28%
Lipper Retirement Income Funds Average (reflects no deductions for taxes)	Oct 30, 2009	0.27%		6.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO RealEstateRealReturn Strategy Fund)
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealEstateRealReturn Strategy Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealEstateRealReturn Strategy Fund)		Class A	Class B	Class C
Management Fees		0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	1.18%	1.93%	1.93%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.14%, 1.89% and 1.89% for Class A, Class B and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	696	906	1,242	1,968
Class C	296	606	1,042	2,254

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	196	606	1,042	1,968
Class C	196	606	1,042	2,254

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 287% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange-traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 21.87%. For the periods shown in the bar chart, the highest quarterly return was 42.35% in the Q3 2009, and the lowest quarterly return was -46.32% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealEstateRealReturn Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Oct 30, 2003	18.56%		3.12%		12.26%
Class A Return After Taxes on Distributions	Oct 30, 2003	12.38%	[1]	(1.52%)	[1]	4.53%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2003	12.01%	[1]	(0.22%)	[1]	5.82%	[1]
Class B	Oct 30, 2003	19.86%		3.31%		12.18%
Class C	Oct 30, 2003	23.74%		3.51%		12.19%
Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2003	9.37%		(2.11%)		8.85%
Lipper Real Estate Funds Average (reflects no deductions for taxes)	Oct 30, 2003	7.71%		(1.80%)		8.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� Income and Distribution Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� Income and Distribution Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� Income and Distribution Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[2][3]	1.69%	2.44%	1.94%
Fee Waiver and/or Expense Reimbursement	[4]	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.26%	2.01%	1.51%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.68%, 2.43% and 1.93% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. Unlike the other PIMCO RealRetirement�� Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the 1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real Return Today IndexSM. The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real Return 2010 IndexSM. The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward. The Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.53%. For the periods shown in the bar chart, the highest quarterly return was 10.71% in the Q2 2009, and the lowest quarterly return was -2.10% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� Income and Distribution Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(2.34%)		2.56%
Class A Return After Taxes on Distributions	Mar 31, 2008	(3.50%)	[1]	0.01%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(1.39%)	[1]	0.78%	[1]
Class C	Mar 31, 2008	1.70%		3.37%
Class R	Mar 31, 2008	3.11%		3.83%
Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.67%		4.31%
Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	6.68%		4.26%
Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)	Mar 31, 2008	2.16%		3.47%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2015 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2015 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2015 Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses		0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.69%	2.44%	1.94%
Fee Waiver and/or Expense Reimbursement	[2]	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.50%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2015 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	925	1,199	1,978
Class C	303	627	1,078	2,327
Class R	153	474	818	1,791

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2015 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	670	925	1,199	1,978
Class C	203	627	1,078	2,327
Class R	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2015 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2015, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2020 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2020 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2020 Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	[2][3]	1.70%	2.45%	1.95%
Fee Waiver and/or Expense Reimbursement	[4]	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.26%	2.01%	1.51%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.69%, 2.44% and 1.94% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2020 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.28%. For the periods shown in the bar chart, the highest quarterly return was 13.12% in the Q2 2009, and the lowest quarterly return was -4.47% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2020 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(4.18%)		1.14%
Class A Return After Taxes on Distributions	Mar 31, 2008	(5.24%)	[1]	(1.34%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(2.63%)	[1]	(0.39%)	[1]
Class C	Mar 31, 2008	(0.22%)		1.98%
Class R	Mar 31, 2008	1.20%		2.47%
Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	5.03%		3.54%
Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	0.09%		1.00%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2025 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2025 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2025 Fund)		Class A	Class C	Class R
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.75%	2.50%	2.00%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.26%	2.01%	1.51%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.74%, 2.49% and 1.99% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2025 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2025 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	928	1,204	1,989
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2030 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2030 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2030 Fund)		Class A	Class C	Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	[2][3]	1.76%	2.51%	2.01%
Fee Waiver and/or Expense Reimbursement	[4]	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.31%	2.06%	1.56%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.75%, 2.50% and 2.00% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2030 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 4.30%. For the periods shown in the bar chart, the highest quarterly return was 14.67% in the Q2 2009, and the lowest quarterly return was -6.95% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2030 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(6.10%)		(0.13%)
Class A Return After Taxes on Distributions	Mar 31, 2008	(7.41%)	[1]	(2.75%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(3.90%)	[1]	(1.52%)	[1]
Class C	Mar 31, 2008	(2.36%)		0.66%
Class R	Mar 31, 2008	(1.00%)		1.11%
Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	1.20%		1.74%
Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(2.20%)		(0.08%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2035 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2035 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2035 Fund)		Class A	Class C	Class R
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	[2][3]	1.81%	2.56%	2.06%
Fee Waiver and/or Expense Reimbursement	[4]	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.32%	2.07%	1.57%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.79%, 2.54% and 2.04% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2035 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	945	1,234	2,053
Class C	310	649	1,114	2,400
Class R	160	496	855	1,867

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2035 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	945	1,234	2,053
Class C	210	649	1,114	2,400
Class R	160	496	855	1,867

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The PIMCORealRetirement�� 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2040 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2040 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2040 Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[2][3]	1.85%	2.60%	2.10%
Fee Waiver and/or Expense Reimbursement	[4]	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.37%	2.12%	1.62%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.83%, 2.58% and 2.08% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	315	664	1,139	2,452
Class R	165	511	881	1,922

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	215	664	1,139	2,452
Class R	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2040 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 5.65%. For the periods shown in the bar chart, the highest quarterly return was 20.91% in the Q2 2009, and the lowest quarterly return was -9.70% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2040 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(7.30%)		(0.03%)
Class A Return After Taxes on Distributions	Mar 31, 2008	(8.84%)	[1]	(3.00%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(4.68%)	[1]	(1.65%)	[1]
Class C	Mar 31, 2008	(3.76%)		0.73%
Class R	Mar 31, 2008	(2.46%)		1.23%
Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(2.96%)		(0.21%)
Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(3.45%)		(0.60%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO RealRetirement�� 2045 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2045 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2045 Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	[2][3]	1.88%	2.63%	2.13%
Fee Waiver and/or Expense Reimbursement	[4][5]	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[6]	1.37%	2.12%	1.62%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.86%, 2.61% and 2.11% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[6]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2045 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	315	664	1,139	2,452
Class R	165	511	881	1,922

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2045 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	215	664	1,139	2,452
Class R	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

(PIMCO RealRetirement�� 2050 Fund)
Investment Objective
The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2050 Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO RealRetirement�� 2050 Fund)		Class A	Class C	Class R
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Acquired Fund Fees and Expenses	[1]	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	[2][3]	1.87%	2.62%	2.12%
Fee Waiver and/or Expense Reimbursement	[4]	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[5]	1.37%	2.12%	1.62%
[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.85%, 2.60% and 2.10% for the Class A, Class C and Class R shares, respectively.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	315	664	1,139	2,452
Class R	165	511	881	1,922

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class C	215	664	1,139	2,452
Class R	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The PIMCO RealRetirement�� 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2050+ Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 6.01%. For the periods shown in the bar chart, the highest quarterly return was 20.60% in the Q2 2009, and the lowest quarterly return was -10.62% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO RealRetirement�� 2050 Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Mar 31, 2008	(8.93%)		(0.17%)
Class A Return After Taxes on Distributions	Mar 31, 2008	(10.64%)	[1]	(2.93%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2008	(5.78%)	[1]	(1.64%)	[1]
Class C	Mar 31, 2008	(5.34%)		0.57%
Class R	Mar 31, 2008	(3.88%)		1.11%
Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)	Mar 31, 2008	(5.20%)		(1.11%)
Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)	Mar 31, 2008	(4.07%)		(0.83%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Small Cap StocksPLUS�� TR Fund)
Investment Objective
The Fund seeks total return which exceeds that of the Russell 2000�� Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Small Cap StocksPLUS�� TR Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Small Cap StocksPLUS�� TR Fund)	Class A	Class C
Management Fees	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.09%	1.84%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	482	709	953	1,654
Class C	287	579	995	2,159

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	482	709	953	1,654
Class C	187	579	995	2,159

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 666% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the Russell 2000�� Index by investing under normal circumstances in Russell 2000�� Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000�� Index derivatives instead of Russell 2000�� Index stocks to attempt to equal or exceed the daily performance of the Russell 2000�� Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000�� Index derivatives should closely track changes in the value of the index. However, Russell 2000�� Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000�� Index, which represents approximately 10% of the total market capitalization of the Russell 3000�� Index. As of June 30, 2012, the Russell 2000�� Index's average market capitalization (dollar-weighted) was $675 million. The Fund seeks to remain invested in Russell 2000�� Index derivatives or Russell 2000�� Index stocks even when the Russell 2000�� Index is declining.

Though the Fund does not normally invest directly in Russell 2000�� Index securities, when Russell 2000�� Index derivatives appear to be overvalued relative to the Russell 2000�� Index, the Fund may invest all of its assets in a "basket" of Russell 2000�� Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000�� Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000�� Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000�� Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2006), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 15.01%. For the periods shown in the bar chart, the highest quarterly return was 30.78% in the Q2 2009, and the lowest quarterly return was -24.72% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Small Cap StocksPLUS�� TR Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Mar 31, 2006	(8.65%)		4.93%		5.00%
Class A Return After Taxes on Distributions	Mar 31, 2006	(10.00%)	[1]	0.37%	[1]	0.95%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Mar 31, 2006	(5.61%)	[1]	1.51%	[1]	1.88%	[1]
Class C	Mar 31, 2006	(6.56%)		4.87%		4.85%
Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)	Mar 31, 2006	(4.18%)		0.15%		0.79%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Mar 31, 2006	(2.09%)		0.92%		1.07%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)	Class A	Class C	Class R
Management Fees	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:
Expense Example (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	297	609	1,047	2,264
Class R	147	456	787	1,724

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	492	739	1,005	1,764
Class C	197	609	1,047	2,264
Class R	147	456	787	1,724

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return which exceeds that of the Russell 2000�� Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Small Company Fundamental Index (the "eRAFI Small Company Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Small Company Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Small Company Fundamental Index derivatives should closely track changes in the value of eRAFI Small Company Fundamental Index. However, eRAFI Small Company Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Small Company Fundamental Index is comprised of stocks with a market capitalization ranging from $5 million to $8 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Small Company Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Small Company Fundamental Index for purposes of developing eRAFI Small Company Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Small Company Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Small Company Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Small Company Fundamental Index derivatives by providing a model portfolio of the eRAFI Small Company Fundamental Index to the Fund's swap counterparties, who in turn are able to provide total return swaps based on the eRAFI Small Company Fundamental Index to the Fund. Because eRAFI Small Company Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Small Company Fundamental Index.

The Fund seeks to remain invested in the eRAFI Small Company Fundamental Index derivatives even when the eRAFI Small Company Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Small Company Fundamental Index securities, when the eRAFI Small Company Fundamental Index derivatives appear to be overvalued relative to the eRAFI Small Company Fundamental Index, the Fund may invest all of its assets in a "basket" of eRAFI Small Company Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Small Company Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Small Company Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO StocksPLUS�� Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Fund)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Fund)	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%	0.50%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.40%	1.15%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	668	820	1,097	1,661
Class C	243	443	766	1,680
Class R	117	365	633	1,398

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	463	651	855	1,441
Class B	168	520	897	1,661
Class C	143	443	766	1,680
Class R	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 404% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 11.63%. For the periods shown in the bar chart, the highest quarterly return was 24.84% in the Q2 2009, and the lowest quarterly return was -25.94% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Fund) (PIMCO Strategic Markets - Retail)		1 Year	5 Years	10 Years
Class A		(2.58%)	(1.15%)	2.29%
Class A Return After Taxes on Distributions	[1]	(5.21%)	(3.39%)	0.42%
Class A Return After Taxes on Distributions and Sales of Fund Shares	[1]	(0.74%)	(2.17%)	0.90%
Class B		(4.09%)	(1.59%)	2.08%
Class C		(0.25%)	(1.03%)	2.11%
Class R		1.13%	(0.76%)	2.39%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)		(0.59%)	(0.81%)	2.46%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO StocksPLUS�� Long Duration Fund)
Investment Objective
The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO StocksPLUS�� Long Duration Fund)	Class A (PIMCO Strategic Markets - Retail)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO StocksPLUS�� Long Duration Fund)	Class A (PIMCO Strategic Markets - Retail)
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.99%

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� Long Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Strategic Markets - Retail)	472	678	902	1,543

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� Long Duration Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (PIMCO Strategic Markets - Retail)	472	678	902	1,543

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The Fund believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 16.29%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Long Duration Fund) (PIMCO Strategic Markets - Institutional)	Inception Date of Fund	1 Year		Since Inception
Institutional Class	Aug 31, 2007	21.15%		7.52%
Institutional Class Return After Taxes on Distributions	Aug 31, 2007	19.82%	[1]	3.83%	[1]
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	Aug 31, 2007	15.12%	[1]	4.54%	[1]
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	2.11%		(1.45%)
S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)	Aug 31, 2007	25.58%		7.24%
Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)	Aug 31, 2007	(2.09%)		0.74%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO StocksPLUS�� Total Return Fund)
Investment Objective
The Fund seeks total return which exceeds that of the S&P 500 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Total Return Fund)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� Total Return Fund)	Class A	Class B	Class C
Management Fees	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.79%

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class B	532	763	1,020	1,642
Class C	282	563	970	2,105

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	694	927	1,598
Class B	182	563	970	1,642
Class C	182	563	970	2,105

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (July 31, 2003), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 15.23%. For the periods shown in the bar chart, the highest quarterly return was 25.57% in the Q2 2009, and the lowest quarterly return was -22.23% in the Q4 2008.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� Total Return Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jun 28, 2002	(1.44%)		1.25%		6.03%
Class A Return After Taxes on Distributions	Jun 28, 2002	(2.46%)	[1]	(2.09%)	[1]	3.19%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jun 28, 2002	(0.93%)	[1]	(0.86%)	[1]	3.66%	[1]
Class B	Jun 28, 2002	(1.92%)		1.20%		5.78%
Class C	Jun 28, 2002	0.70%		1.27%		5.65%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jun 28, 2002	2.11%		(0.25%)		4.61%
Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)	Jun 28, 2002	(0.59%)		(0.81%)		4.03%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO StocksPLUS�� TR Short Strategy Fund)
Investment Objective
The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� TR Short Strategy Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO StocksPLUS�� TR Short Strategy Fund)		Class A	Class C
Management Fees		0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.06%	1.81%
[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.04% and 1.79% for Class A and Class C shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	479	700	938	1,621
Class C	284	569	980	2,127

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	479	700	938	1,621
Class C	184	569	980	2,127

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2006), performance information shown in the bar chart and table for these classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options. The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is -4.67%. For the periods shown in the bar chart, the highest quarterly return was 24.72% in the Q4 2008, and the lowest quarterly return was -10.92% in the Q4 2010.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO StocksPLUS�� TR Short Strategy Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		5 Years		Since Inception
Class A	Jul 23, 2003	(8.85%)		2.11%		0.47%
Class A Return After Taxes on Distributions	Jul 23, 2003	(9.53%)	[1]	(0.78%)	[1]	(1.70%)	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Jul 23, 2003	(5.73%)	[1]	1.54%	[1]	none	[1]
Class C	Jul 23, 2003	(7.06%)		2.14%		0.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	2.11%		(0.25%)		4.97%
Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)	Jul 23, 2003	(4.34%)		(3.22%)		(6.97%)
Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)	Jul 23, 2003	(11.77%)		(15.97%)		(14.06%)
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO Tax Managed Real Return Fund)
Investment Objective
The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO Strategic Markets - Retail) (PIMCO Tax Managed Real Return Fund)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO Strategic Markets - Retail) (PIMCO Tax Managed Real Return Fund)	Class A	Class C
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.85%	1.35%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	237	428	739	1,624

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	459	636	829	1,385
Class C	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"), with the remainder of the Fund's assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities ("TIPS")), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real return" equals total return less the estimated cost of inflation. The average portfolio duration of the fixed income portion of this Fund will normally vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers ("CPI") as the inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.

As part of its principal investment strategies, the Fund's investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the "realized" rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.

The Fund may invest in investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays Municipal Bond 1-10 year Blend (1-12) Index. The index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Class A*

*The year-to-date return as of June 30, 2012 is 1.51%. For the periods shown in the bar chart, the highest quarterly return was 3.10% in the Q2 2011, and the lowest quarterly return was -0.88% in the Q3 2011.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO Tax Managed Real Return Fund) (PIMCO Strategic Markets - Retail)	Inception Date of Fund	1 Year		Since Inception
Class A	Oct 30, 2009	2.93%		3.14%
Class A Return After Taxes on Distributions	Oct 30, 2009	2.91%	[1]	3.05%	[1]
Class A Return After Taxes on Distributions and Sales of Fund Shares	Oct 30, 2009	2.44%	[1]	2.83%	[1]
Class C	Oct 30, 2009	5.44%		4.45%
Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)	Oct 30, 2009	7.62%		5.51%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	Oct 30, 2009	8.71%		5.65%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

Shareholder Fees	0 Months Ended
	Jul. 31, 2012
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Institutional Class
Shareholder Fees:
Redemption Fees	(1.00%)	[1]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Extended Duration Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Long Duration Total Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term Credit Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.75%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
Redemption Fees	(1.00%)	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
Redemption Fees	(1.00%)	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
Redemption Fees	(1.00%)	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Long Duration Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	3.50%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
[2]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses	0 Months Ended
	Jul. 31, 2012
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.78%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.51%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.58%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class D
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class P
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.93%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class D
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.08%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.68%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class P
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.78%	[4]
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.30%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class D
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.83%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class P
Operating Expenses:
Management Fees	0.93%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.93%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class D
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class P
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class D
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class P
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.18%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.28%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Administrative Class
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class D
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class P
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.86%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.91%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.61%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	0.71%	[7]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Administrative Class
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.74%	[8]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.49%	[8]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Class P
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.59%	[8]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class P
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Class P
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.57%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.42%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.44%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.54%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class D
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.78%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.72%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.87%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.47%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.57%	[9]
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Class D
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Administrative Class
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Class D
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Institutional Class
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Class P
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Administrative Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class D
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class P
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.71%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class D
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.71%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.46%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.56%	[11]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class D
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Administrative Class
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class D
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class M
Operating Expenses:
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class P
Operating Expenses:
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%	[5]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.16%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.31%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.91%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.01%	[13]
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Administrative Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class D
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.70%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class P
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.78%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.53%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.61%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class R
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.03%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.08%	[15]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.83%	[15]
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.30%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.05%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.55%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.90%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.90%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.10%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class B
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class C
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.40%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Extended Duration Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class R
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.58%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class R
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	1.01%	[16]
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	1.76%	[16]
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.16%	[3]
Total Annual Fund Operating Expenses	1.26%	[16]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Long Duration Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term Credit Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.84%	[17]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class B
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.59%	[17]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class C
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.59%	[17]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.80%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.55%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.05%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.57%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.47%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.10%
Total Annual Fund Operating Expenses	0.57%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class B
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.25%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.78%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.53%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.87%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.62%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.37%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.12%	[18]
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class R
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class C
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class R
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[10],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.55%
Total Annual Fund Operating Expenses	1.03%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.71%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class B
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.46%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.01%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class R
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.96%	[19]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.60%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.46%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class R
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.58%	[5]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.31%	[20]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	2.06%	[20]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.56%	[20]
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.10%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.22%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class D
Operating Expenses:
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.37%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	0.97%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class P
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.07%	[22],[23]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	[25]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Administrative Class
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	1.93%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class D
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	2.08%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.05%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	1.68%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class P
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	1.78%	[22],[27]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	[29]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.17%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class D
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.42%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.92%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.02%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.13%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.38%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.88%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.98%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.15%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.35%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.90%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.00%	[22],[32]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[34]
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.50%
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	1.35%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.16%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.31%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.91%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.01%	[35]
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Administrative Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class P
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.71%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class D
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.06%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.59%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.46%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class P
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	1.56%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.29%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.49%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.14%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.94%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.01%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.16%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.76%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.86%	[41]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Administrative Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Class D
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.39%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Class P
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.49%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Administrative Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Class D
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.39%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Class P
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.49%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Administrative Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.83%	[42]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.58%	[42]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Class P
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	0.68%	[42]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.03%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.18%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	0.78%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	0.88%	[43]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.44%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.69%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.19%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.29%	[22],[45]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.44%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.69%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.19%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.29%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.45%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.70%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.20%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.30%	[22],[47]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.50%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.75%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.25%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.35%	[22],[48]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%	[46]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.51%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.76%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.26%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.36%	[22],[49]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.56%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.81%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.31%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.41%	[22],[51]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	[50]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.60%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.85%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.35%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.45%	[22],[52]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.63%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.88%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.38%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.48%	[22],[54]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[2],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.62%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.87%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.37%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.47%	[22],[55]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	[53]
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Administrative Class
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.94%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class D
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.69%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class P
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.94%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Administrative Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Class D
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Class P
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.60%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Administrative Class
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.59%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Class P
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.69%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.64%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.91%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.06%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.66%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.76%	[56]
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Administrative Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.70%
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class D
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class P
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.47%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class B
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	2.22%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.15%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	2.22%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.15%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class R
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.74%	[21]
Total Annual Fund Operating Expenses	1.72%	[22],[57]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	[58]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	2.13%	[22],[59]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%	[60]
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.47%	[26]
Acquired Fund Fees and Expenses	0.96%	[21]
Total Annual Fund Operating Expenses	2.88%	[22],[59]
Fee Waiver and/or Expense Reimbursement	(0.03%)	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.85%	[60]
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.42%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.17%	[22]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.04%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.38%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	2.13%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.63%	[22]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.35%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class B
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.10%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.10%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.03%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.60%	[22],[61]
Fee Waiver and/or Expense Reimbursement	(0.13%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47%	[62]
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.31%	[63]
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	2.06%	[63]
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.94%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.06%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.59%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class C
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.81%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class R
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	2.31%	[22]
Fee Waiver and/or Expense Reimbursement	(0.47%)	[36],[37]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.49%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	2.24%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.74%	[22]
Fee Waiver and/or Expense Reimbursement	(0.24%)	[38],[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.94%
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.44%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.16%	[64]
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.91%	[64]
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	1.91%	[64]
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.18%	[65]
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class B
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.93%	[65]
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.04%	[3]
Total Annual Fund Operating Expenses	1.93%	[65]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.69%	[22],[66]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	2.44%	[22],[66]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.44%	[44]
Total Annual Fund Operating Expenses	1.94%	[22],[66]
Fee Waiver and/or Expense Reimbursement	(0.43%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.69%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	2.44%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.94%	[22]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.70%	[22],[68]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	2.45%	[22],[68]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.45%	[44]
Total Annual Fund Operating Expenses	1.95%	[22],[68]
Fee Waiver and/or Expense Reimbursement	(0.44%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	1.75%	[22],[69]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	2.50%	[22],[69]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.50%	[44]
Total Annual Fund Operating Expenses	2.00%	[22],[69]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	[67]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	1.76%	[22],[70]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	2.51%	[22],[70]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.06%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.46%	[44]
Total Annual Fund Operating Expenses	2.01%	[22],[70]
Fee Waiver and/or Expense Reimbursement	(0.45%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	1.81%	[22],[72]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	2.56%	[22],[72]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.51%	[21]
Total Annual Fund Operating Expenses	2.06%	[22],[72]
Fee Waiver and/or Expense Reimbursement	(0.49%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%	[71]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	1.85%	[22],[73]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	2.60%	[22],[73]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.50%	[21]
Total Annual Fund Operating Expenses	2.10%	[22],[73]
Fee Waiver and/or Expense Reimbursement	(0.48%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	1.88%	[22],[75]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[14],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	2.63%	[22],[75]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[14],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.53%	[21]
Total Annual Fund Operating Expenses	2.13%	[22],[75]
Fee Waiver and/or Expense Reimbursement	(0.51%)	[14],[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	1.87%	[22],[76]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	2.62%	[22],[76]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.52%	[21]
Total Annual Fund Operating Expenses	2.12%	[22],[76]
Fee Waiver and/or Expense Reimbursement	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%	[74]
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.09%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class C
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.84%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.19%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.94%
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.44%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.40%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Total Annual Fund Operating Expenses	1.15%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Long Duration Fund) | Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.99%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.04%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class B
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.79%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.06%	[77]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	1.81%	[77]
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.85%
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.75%
Total Annual Fund Operating Expenses	1.35%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[3]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[4]	Total Annual Fund Operating Expenses excluding interest expense is 0.65%, 0.75%, 0.90% and 1.05% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[5]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.
[6]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.
[7]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[8]	Total Annual Fund Operating Expenses excluding interest expense is 0.475%, 0.575% and 0.725% for Institutional Class, Class P and Administrative Class shares, respectively.
[9]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[10]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[11]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.70% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[12]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[13]	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.00%, 1.15% and 1.30% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[14]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[15]	Total Annual Fund Operating Expenses excluding interest expense is 1.05% and 1.80% for Class A and Class C shares, respectively.
[16]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.
[17]	Total Annual Fund Operating Expenses excluding interest expense is 0.825%, 1.575% and 1.575% for Class A, Class B and Class C shares, respectively.
[18]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60%, 1.35% and 1.10% for Class A, Class B, Class C and Class R shares, respectively.
[19]	Total Annual Fund Operating Expenses excluding interest expense is 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.
[20]	Total Annual Fund Operating Expenses excluding interest expense is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.
[21]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[22]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[23]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.945%, 1.045%, 1.195% and 1.345% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[24]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[25]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.875%, 0.975%, 1.125% and 1.275% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[26]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[27]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.66%, 1.76%, 1.91% and 2.06% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[28]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[29]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.63%, 1.73%, 1.88% and 2.03% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[30]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[31]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[32]	Total Annual Fund Operating Expenses excluding interest expense is 0.87%, 0.97%, 1.12% and 1.32% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[33]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[34]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.74%, 0.84%, 0.99% and 1.19% for Institutional Class, Class P, Administrative Class and Class D, respectively.
[35]	Total Annual Fund Operating Expenses excluding interest expense is 0.89%, 0.99%, 1.14% and 1.29% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[36]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[37]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[38]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[39]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[40]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[41]	Total Annual Fund Operating Expenses excluding interest expense is 0.75%, 0.85%, 1.00% and 1.15% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[42]	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65% and 0.80% for Institutional Class, Class P and Administrative Class shares, respectively.
[43]	Total Annual Fund Operating Expenses excluding interest expense is 0.74%, 0.84%, 0.99% and 1.14% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[44]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[45]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.18%, 1.28%, 1.43% and 1.68% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[46]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[47]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.19%, 1.29%, 1.44% and 1.69% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[48]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.24%, 1.34%, 1.49% and 1.74% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[49]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.25%, 1.35%, 1.50% and 1.75% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[50]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[51]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.29%, 1.39%, 1.54% and 1.79% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[52]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.33%, 1.43%, 1.58% and 1.83% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[53]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[54]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.36%, 1.46%, 1.61% and 1.86% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[55]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.35%, 1.45%, 1.60% and 1.85% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[56]	Total Annual Fund Operating Expenses excluding interest expense is 0.64%, 0.74%, 0.89% and 1.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[57]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.445%, 2.195%, 2.195%, and 1.695% for Class A, Class B, Class C and Class R shares, respectively.
[58]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.375%, 2.125%, 2.125% and 1.625% for Class A, Class B, Class C and Class R shares, respectively.
[59]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.11% and 2.86% for Class A and Class C shares, respectively.
[60]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 2.08% and 2.83% for Class A and Class C shares, respectively.
[61]	Total Annual Fund Operating Expenses excluding interest expense is 1.32%, 2.07%, 2.07% and 1.57% for Class A, Class B, Class C and Class R shares, respectively.
[62]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 1.19%, 1.94%, 1.94% and 1.44% for Class A, Class B, Class C and Class R, respectively.
[63]	Total Annual Fund Operating Expenses excluding interest expense is 1.29% and 2.04% for Class A and Class C shares, respectively.
[64]	Total Annual Fund Operating Expenses excluding interest expense is 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively.
[65]	Total Annual Fund Operating Expenses excluding interest expense is 1.14%, 1.89% and 1.89% for Class A, Class B and Class C shares, respectively.
[66]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.68%, 2.43% and 1.93% for the Class A, Class C and Class R shares, respectively.
[67]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.
[68]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.69%, 2.44% and 1.94% for the Class A, Class C and Class R shares, respectively.
[69]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.74%, 2.49% and 1.99% for the Class A, Class C and Class R shares, respectively.
[70]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.75%, 2.50% and 2.00% for the Class A, Class C and Class R shares, respectively.
[71]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.
[72]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.79%, 2.54% and 2.04% for the Class A, Class C and Class R shares, respectively.
[73]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.83%, 2.58% and 2.08% for the Class A, Class C and Class R shares, respectively.
[74]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.
[75]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.86%, 2.61% and 2.11% for the Class A, Class C and Class R shares, respectively.
[76]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.85%, 2.60% and 2.10% for the Class A, Class C and Class R shares, respectively.
[77]	Total Annual Fund Operating Expenses excluding interest expense is 1.04% and 1.79% for Class A and Class C shares, respectively.

Annual Total Returns	0 Months Ended
Jul. 31, 2012
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	6.46%
Annual Return 2003	3.17%
Annual Return 2004	2.81%
Annual Return 2005	2.12%
Annual Return 2006	4.67%
Annual Return 2007	0.63%
Annual Return 2008	(7.77%)
Annual Return 2009	14.05%
Annual Return 2010	5.08%
Annual Return 2011	5.98%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	3.10%
Annual Return 2008	2.63%
Annual Return 2009	4.33%
Annual Return 2010	1.20%
Annual Return 2011	0.75%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(7.26%)
Annual Return 2003	31.95%
Annual Return 2004	8.47%
Annual Return 2005	0.55%
Annual Return 2006	13.25%
Annual Return 2007	7.65%
Annual Return 2008	(34.74%)
Annual Return 2009	45.02%
Annual Return 2010	17.94%
Annual Return 2011	(2.72%)
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	9.39%
Annual Return 2005	5.89%
Annual Return 2006	7.62%
Annual Return 2007	3.97%
Annual Return 2008	(13.34%)
Annual Return 2009	31.57%
Annual Return 2010	14.26%
Annual Return 2011	4.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	12.31%
Annual Return 2008	(10.70%)
Annual Return 2009	29.23%
Annual Return 2010	15.53%
Annual Return 2011	(0.79%)
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	12.83%
Annual Return 2003	32.54%
Annual Return 2004	12.23%
Annual Return 2005	11.73%
Annual Return 2006	9.77%
Annual Return 2007	5.61%
Annual Return 2008	(13.99%)
Annual Return 2009	30.54%
Annual Return 2010	13.06%
Annual Return 2011	6.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	12.40%
Annual Return 2011	1.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Bar Chart Table:
Annual Return 2006	11.94%
Annual Return 2007	13.20%
Annual Return 2008	(14.56%)
Annual Return 2009	21.61%
Annual Return 2010	7.90%
Annual Return 2011	(4.95%)
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	10.79%
Annual Return 2008	49.19%
Annual Return 2009	(28.19%)
Annual Return 2010	12.85%
Annual Return 2011	55.81%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2005	5.40%
Annual Return 2006	9.04%
Annual Return 2007	0.59%
Annual Return 2008	(24.71%)
Annual Return 2009	34.80%
Annual Return 2010	6.99%
Annual Return 2011	(4.66%)
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2002	7.67%
Annual Return 2003	3.56%
Annual Return 2004	6.65%
Annual Return 2005	5.72%
Annual Return 2006	2.94%
Annual Return 2007	3.97%
Annual Return 2008	(2.40%)
Annual Return 2009	19.01%
Annual Return 2010	9.18%
Annual Return 2011	6.77%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2005	(9.06%)
Annual Return 2006	6.64%
Annual Return 2007	10.46%
Annual Return 2008	(4.04%)
Annual Return 2009	21.33%
Annual Return 2010	12.47%
Annual Return 2011	8.37%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	7.59%
Annual Return 2011	4.70%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2002	21.33%
Annual Return 2003	16.59%
Annual Return 2004	11.57%
Annual Return 2005	(6.36%)
Annual Return 2006	5.85%
Annual Return 2007	9.26%
Annual Return 2008	(2.68%)
Annual Return 2009	17.17%
Annual Return 2010	11.24%
Annual Return 2011	9.19%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2002	9.29%
Annual Return 2003	3.93%
Annual Return 2004	6.11%
Annual Return 2005	4.98%
Annual Return 2006	2.94%
Annual Return 2007	4.99%
Annual Return 2008	(2.35%)
Annual Return 2009	15.30%
Annual Return 2010	8.53%
Annual Return 2011	8.59%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	9.08%
Annual Return 2003	3.34%
Annual Return 2004	4.13%
Annual Return 2005	3.21%
Annual Return 2006	5.06%
Annual Return 2007	7.46%
Annual Return 2008	5.29%
Annual Return 2009	9.75%
Annual Return 2010	7.96%
Annual Return 2011	8.41%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Bar Chart Table:
Annual Return 2010	0.06%
Annual Return 2011	0.03%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(0.85%)
Annual Return 2003	23.70%
Annual Return 2004	9.45%
Annual Return 2005	4.63%
Annual Return 2006	9.44%
Annual Return 2007	3.73%
Annual Return 2008	(23.69%)
Annual Return 2009	44.05%
Annual Return 2010	14.24%
Annual Return 2011	4.00%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	(5.58%)
Annual Return 2008	(27.84%)
Annual Return 2009	31.55%
Annual Return 2010	4.88%
Annual Return 2011	8.55%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class
Bar Chart Table:
Annual Return 2011	2.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(5.46%)
Annual Return 2009	19.20%
Annual Return 2010	20.46%
Annual Return 2011	6.36%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	11.46%
Annual Return 2003	10.38%
Annual Return 2004	6.02%
Annual Return 2005	2.53%
Annual Return 2006	4.18%
Annual Return 2007	7.15%
Annual Return 2008	1.89%
Annual Return 2009	18.74%
Annual Return 2010	11.72%
Annual Return 2011	6.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	7.83%
Annual Return 2008	12.38%
Annual Return 2009	5.62%
Annual Return 2010	11.64%
Annual Return 2011	18.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	13.13%
Annual Return 2011	17.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	18.87%
Annual Return 2003	3.71%
Annual Return 2004	7.25%
Annual Return 2005	4.88%
Annual Return 2006	1.16%
Annual Return 2007	9.20%
Annual Return 2008	13.60%
Annual Return 2009	(2.08%)
Annual Return 2010	12.09%
Annual Return 2011	28.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	7.66%
Annual Return 2003	2.97%
Annual Return 2004	2.39%
Annual Return 2005	1.55%
Annual Return 2006	3.75%
Annual Return 2007	7.92%
Annual Return 2008	(1.28%)
Annual Return 2009	13.36%
Annual Return 2010	4.96%
Annual Return 2011	1.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Bar Chart Table:
Annual Return 2002	7.10%
Annual Return 2003	1.84%
Annual Return 2004	1.90%
Annual Return 2005	1.56%
Annual Return 2006	3.47%
Annual Return 2007	7.30%
Annual Return 2008	(0.06%)
Annual Return 2009	10.26%
Annual Return 2010	3.56%
Annual Return 2011	2.15%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Bar Chart Table:
Annual Return 2002	8.04%
Annual Return 2003	2.54%
Annual Return 2004	2.12%
Annual Return 2005	1.60%
Annual Return 2006	3.75%
Annual Return 2007	7.78%
Annual Return 2008	(2.37%)
Annual Return 2009	11.62%
Annual Return 2010	5.38%
Annual Return 2011	2.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	9.94%
Annual Return 2003	5.44%
Annual Return 2004	4.14%
Annual Return 2005	1.40%
Annual Return 2006	3.81%
Annual Return 2007	8.14%
Annual Return 2008	3.86%
Annual Return 2009	12.61%
Annual Return 2010	8.43%
Annual Return 2011	3.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.49%
Annual Return 2003	0.85%
Annual Return 2004	1.05%
Annual Return 2005	2.96%
Annual Return 2006	4.82%
Annual Return 2007	5.04%
Annual Return 2008	2.32%
Annual Return 2009	0.15%
Annual Return 2010	0.05%
Annual Return 2011	0.07%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	9.46%
Annual Return 2003	4.20%
Annual Return 2004	4.92%
Annual Return 2005	2.47%
Annual Return 2006	5.56%
Annual Return 2007	7.33%
Annual Return 2008	(0.44%)
Annual Return 2009	14.40%
Annual Return 2010	9.38%
Annual Return 2011	5.45%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	8.29%
Annual Return 2003	5.35%
Annual Return 2004	2.92%
Annual Return 2005	3.85%
Annual Return 2006	5.42%
Annual Return 2007	0.82%
Annual Return 2008	(19.63%)
Annual Return 2009	20.66%
Annual Return 2010	3.55%
Annual Return 2011	9.28%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	11.59%
Annual Return 2003	4.95%
Annual Return 2004	3.74%
Annual Return 2005	3.12%
Annual Return 2006	4.80%
Annual Return 2007	2.62%
Annual Return 2008	(4.53%)
Annual Return 2009	13.29%
Annual Return 2010	3.37%
Annual Return 2011	7.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	17.06%
Annual Return 2003	8.50%
Annual Return 2004	9.19%
Annual Return 2005	2.64%
Annual Return 2006	0.28%
Annual Return 2007	11.59%
Annual Return 2008	(6.42%)
Annual Return 2009	18.96%
Annual Return 2010	7.81%
Annual Return 2011	11.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	2.97%
Annual Return 2003	2.54%
Annual Return 2004	0.85%
Annual Return 2005	1.94%
Annual Return 2006	4.34%
Annual Return 2007	1.23%
Annual Return 2008	(13.73%)
Annual Return 2009	8.34%
Annual Return 2010	1.90%
Annual Return 2011	0.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	2.86%
Annual Return 2003	2.60%
Annual Return 2004	1.78%
Annual Return 2005	2.65%
Annual Return 2006	4.52%
Annual Return 2007	4.55%
Annual Return 2008	(1.30%)
Annual Return 2009	9.44%
Annual Return 2010	1.93%
Annual Return 2011	0.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	10.20%
Annual Return 2003	5.56%
Annual Return 2004	5.14%
Annual Return 2005	2.89%
Annual Return 2006	3.99%
Annual Return 2007	9.07%
Annual Return 2008	4.81%
Annual Return 2009	13.83%
Annual Return 2010	8.83%
Annual Return 2011	4.16%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Bar Chart Table:
Annual Return 2002	9.92%
Annual Return 2003	4.88%
Annual Return 2004	4.22%
Annual Return 2005	2.09%
Annual Return 2006	3.90%
Annual Return 2007	8.37%
Annual Return 2008	5.12%
Annual Return 2009	13.62%
Annual Return 2010	7.73%
Annual Return 2011	4.50%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Bar Chart Table:
Annual Return 2002	9.98%
Annual Return 2003	6.36%
Annual Return 2004	5.45%
Annual Return 2005	2.55%
Annual Return 2006	3.86%
Annual Return 2007	8.54%
Annual Return 2008	4.21%
Annual Return 2009	13.85%
Annual Return 2010	9.08%
Annual Return 2011	3.53%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	13.09%
Annual Return 2010	5.64%
Annual Return 2011	0.64%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	1.78%
Annual Return 2011	0.10%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	6.05%
Annual Return 2003	2.73%
Annual Return 2004	2.38%
Annual Return 2005	1.73%
Annual Return 2006	4.27%
Annual Return 2007	0.27%
Annual Return 2008	(8.08%)
Annual Return 2009	13.68%
Annual Return 2010	4.74%
Annual Return 2011	5.64%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Bar Chart Table:
Annual Return 2007	2.66%
Annual Return 2008	2.21%
Annual Return 2009	3.91%
Annual Return 2010	0.79%
Annual Return 2011	0.35%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Bar Chart Table:
Annual Return 2002	(7.63%)
Annual Return 2003	31.43%
Annual Return 2004	8.04%
Annual Return 2005	0.14%
Annual Return 2006	12.80%
Annual Return 2007	7.22%
Annual Return 2008	(35.00%)
Annual Return 2009	44.45%
Annual Return 2010	17.47%
Annual Return 2011	(3.11%)
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Bar Chart Table:
Annual Return 2004	8.91%
Annual Return 2005	5.47%
Annual Return 2006	7.19%
Annual Return 2007	3.56%
Annual Return 2008	(13.69%)
Annual Return 2009	31.05%
Annual Return 2010	13.81%
Annual Return 2011	4.00%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Bar Chart Table:
Annual Return 2007	11.88%
Annual Return 2008	(11.07%)
Annual Return 2009	28.69%
Annual Return 2010	15.01%
Annual Return 2011	(1.23%)
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	12.37%
Annual Return 2003	32.01%
Annual Return 2004	11.78%
Annual Return 2005	11.28%
Annual Return 2006	9.33%
Annual Return 2007	5.20%
Annual Return 2008	(14.34%)
Annual Return 2009	30.02%
Annual Return 2010	12.59%
Annual Return 2011	6.28%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Bar Chart Table:
Annual Return 2010	11.96%
Annual Return 2011	0.70%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Bar Chart Table:
Annual Return 2006	11.49%
Annual Return 2007	12.76%
Annual Return 2008	(14.90%)
Annual Return 2009	21.13%
Annual Return 2010	7.47%
Annual Return 2011	(5.33%)
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Bar Chart Table:
Annual Return 2005	4.98%
Annual Return 2006	8.60%
Annual Return 2007	0.19%
Annual Return 2008	(25.01%)
Annual Return 2009	34.26%
Annual Return 2010	6.57%
Annual Return 2011	(5.04%)
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2002	7.21%
Annual Return 2003	3.09%
Annual Return 2004	6.17%
Annual Return 2005	5.24%
Annual Return 2006	2.48%
Annual Return 2007	3.51%
Annual Return 2008	(2.84%)
Annual Return 2009	18.48%
Annual Return 2010	8.69%
Annual Return 2011	6.33%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Bar Chart Table:
Annual Return 2005	(9.47%)
Annual Return 2006	6.17%
Annual Return 2007	9.97%
Annual Return 2008	(4.48%)
Annual Return 2009	20.79%
Annual Return 2010	11.97%
Annual Return 2011	7.93%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Bar Chart Table:
Annual Return 2010	7.17%
Annual Return 2011	4.29%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2002	8.85%
Annual Return 2003	3.52%
Annual Return 2004	5.68%
Annual Return 2005	4.56%
Annual Return 2006	2.53%
Annual Return 2007	4.58%
Annual Return 2008	(2.74%)
Annual Return 2009	14.84%
Annual Return 2010	8.10%
Annual Return 2011	8.20%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Bar Chart Table:
Annual Return 2002	8.54%
Annual Return 2003	2.93%
Annual Return 2004	3.71%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	7.03%
Annual Return 2008	4.87%
Annual Return 2009	9.32%
Annual Return 2010	7.53%
Annual Return 2011	7.98%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2010	0.03%
Annual Return 2011	0.03%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Bar Chart Table:
Annual Return 2002	(1.23%)
Annual Return 2003	23.20%
Annual Return 2004	9.02%
Annual Return 2005	4.21%
Annual Return 2006	9.00%
Annual Return 2007	3.31%
Annual Return 2008	(23.98%)
Annual Return 2009	43.56%
Annual Return 2010	13.84%
Annual Return 2011	3.64%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2007	(5.90%)
Annual Return 2008	(28.02%)
Annual Return 2009	31.23%
Annual Return 2010	4.62%
Annual Return 2011	8.28%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Bar Chart Table:
Annual Return 2011	2.36%
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Bar Chart Table:
Annual Return 2008	(5.93%)
Annual Return 2009	18.63%
Annual Return 2010	19.96%
Annual Return 2011	5.94%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	11.02%
Annual Return 2003	9.94%
Annual Return 2004	5.57%
Annual Return 2005	2.11%
Annual Return 2006	3.76%
Annual Return 2007	6.73%
Annual Return 2008	1.47%
Annual Return 2009	18.27%
Annual Return 2010	11.28%
Annual Return 2011	6.44%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Bar Chart Table:
Annual Return 2002	18.41%
Annual Return 2003	3.30%
Annual Return 2004	6.83%
Annual Return 2005	4.46%
Annual Return 2006	0.76%
Annual Return 2007	8.77%
Annual Return 2008	13.15%
Annual Return 2009	(2.47%)
Annual Return 2010	11.65%
Annual Return 2011	27.62%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Bar Chart Table:
Annual Return 2002	7.15%
Annual Return 2003	2.49%
Annual Return 2004	1.91%
Annual Return 2005	1.09%
Annual Return 2006	3.32%
Annual Return 2007	7.47%
Annual Return 2008	(1.68%)
Annual Return 2009	12.92%
Annual Return 2010	4.56%
Annual Return 2011	1.35%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.24%
Annual Return 2003	0.55%
Annual Return 2004	0.77%
Annual Return 2005	2.71%
Annual Return 2006	4.56%
Annual Return 2007	4.78%
Annual Return 2008	2.06%
Annual Return 2009	0.11%
Annual Return 2010	0.05%
Annual Return 2011	0.07%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.01%
Annual Return 2003	3.79%
Annual Return 2004	4.53%
Annual Return 2005	2.05%
Annual Return 2006	5.14%
Annual Return 2007	6.91%
Annual Return 2008	(0.83%)
Annual Return 2009	13.94%
Annual Return 2010	8.95%
Annual Return 2011	5.03%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	7.91%
Annual Return 2003	4.92%
Annual Return 2004	2.51%
Annual Return 2005	3.48%
Annual Return 2006	5.04%
Annual Return 2007	0.48%
Annual Return 2008	(19.88%)
Annual Return 2009	20.28%
Annual Return 2010	3.23%
Annual Return 2011	8.95%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	11.17%
Annual Return 2003	4.50%
Annual Return 2004	3.31%
Annual Return 2005	2.72%
Annual Return 2006	4.40%
Annual Return 2007	2.24%
Annual Return 2008	(4.84%)
Annual Return 2009	12.91%
Annual Return 2010	3.04%
Annual Return 2011	6.70%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Bar Chart Table:
Annual Return 2002	16.54%
Annual Return 2003	8.02%
Annual Return 2004	8.70%
Annual Return 2005	2.17%
Annual Return 2006	(0.17%)
Annual Return 2007	11.09%
Annual Return 2008	(6.84%)
Annual Return 2009	18.43%
Annual Return 2010	7.33%
Annual Return 2011	11.11%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	2.53%
Annual Return 2003	2.07%
Annual Return 2004	0.39%
Annual Return 2005	1.59%
Annual Return 2006	3.98%
Annual Return 2007	0.81%
Annual Return 2008	(14.07%)
Annual Return 2009	7.91%
Annual Return 2010	1.50%
Annual Return 2011	0.25%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Bar Chart Table:
Annual Return 2002	2.45%
Annual Return 2003	2.14%
Annual Return 2004	1.34%
Annual Return 2005	2.34%
Annual Return 2006	4.22%
Annual Return 2007	4.18%
Annual Return 2008	(1.65%)
Annual Return 2009	9.05%
Annual Return 2010	1.58%
Annual Return 2011	0.07%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.69%
Annual Return 2003	5.07%
Annual Return 2004	4.65%
Annual Return 2005	2.41%
Annual Return 2006	3.51%
Annual Return 2007	8.57%
Annual Return 2008	4.32%
Annual Return 2009	13.33%
Annual Return 2010	8.36%
Annual Return 2011	3.74%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Bar Chart Table:
Annual Return 2009	12.64%
Annual Return 2010	5.21%
Annual Return 2011	0.24%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Bar Chart Table:
Annual Return 2010	1.37%
Annual Return 2011	(0.30%)
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	15.98%
Annual Return 2004	11.85%
Annual Return 2005	6.48%
Annual Return 2006	5.27%
Annual Return 2007	8.68%
Annual Return 2008	(15.48%)
Annual Return 2009	22.99%
Annual Return 2010	13.68%
Annual Return 2011	2.44%
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	11.89%
Annual Return 2005	6.72%
Annual Return 2006	3.09%
Annual Return 2007	9.99%
Annual Return 2008	(6.92%)
Annual Return 2009	19.35%
Annual Return 2010	10.67%
Annual Return 2011	3.01%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2011	10.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2011	(2.35%)
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class
Bar Chart Table:
Annual Return 2003	29.82%
Annual Return 2004	16.36%
Annual Return 2005	20.50%
Annual Return 2006	(3.04%)
Annual Return 2007	23.80%
Annual Return 2008	(43.33%)
Annual Return 2009	39.92%
Annual Return 2010	24.13%
Annual Return 2011	(7.56%)
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	93.00%
Annual Return 2010	25.86%
Annual Return 2011	(16.80%)
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	16.51%
Annual Return 2010	10.65%
Annual Return 2011	(0.54%)
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class
Bar Chart Table:
Annual Return 2006	17.16%
Annual Return 2007	7.73%
Annual Return 2008	(43.67%)
Annual Return 2009	57.25%
Annual Return 2010	30.42%
Annual Return 2011	5.33%
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	19.94%
Annual Return 2010	12.35%
Annual Return 2011	(1.14%)
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2007	13.59%
Annual Return 2008	(42.72%)
Annual Return 2009	42.87%
Annual Return 2010	16.42%
Annual Return 2011	(10.75%)
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2004	14.12%
Annual Return 2005	27.05%
Annual Return 2006	17.76%
Annual Return 2007	5.44%
Annual Return 2008	(40.26%)
Annual Return 2009	46.83%
Annual Return 2010	15.42%
Annual Return 2011	(10.57%)
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class
Bar Chart Table:
Annual Return 2010	5.03%
Annual Return 2011	7.37%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class
Bar Chart Table:
Annual Return 2010	7.31%
Annual Return 2011	14.56%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	23.36%
Annual Return 2003	13.01%
Annual Return 2004	12.94%
Annual Return 2005	5.07%
Annual Return 2006	(2.67%)
Annual Return 2007	11.49%
Annual Return 2008	(6.06%)
Annual Return 2009	16.43%
Annual Return 2010	11.09%
Annual Return 2011	22.06%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	42.49%
Annual Return 2005	12.60%
Annual Return 2006	27.39%
Annual Return 2007	(12.09%)
Annual Return 2008	(47.15%)
Annual Return 2009	54.55%
Annual Return 2010	39.35%
Annual Return 2011	26.18%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	23.41%
Annual Return 2010	10.77%
Annual Return 2011	3.85%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	24.76%
Annual Return 2010	10.41%
Annual Return 2011	1.96%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	27.85%
Annual Return 2010	10.89%
Annual Return 2011	(0.22%)
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	36.00%
Annual Return 2010	13.60%
Annual Return 2011	(1.60%)
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	38.82%
Annual Return 2010	14.56%
Annual Return 2011	(3.11%)
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	1.64%
Annual Return 2008	(31.05%)
Annual Return 2009	44.30%
Annual Return 2010	39.14%
Annual Return 2011	(4.67%)
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(19.88%)
Annual Return 2003	29.63%
Annual Return 2004	10.46%
Annual Return 2005	3.22%
Annual Return 2006	14.72%
Annual Return 2007	6.45%
Annual Return 2008	(45.42%)
Annual Return 2009	42.04%
Annual Return 2010	18.20%
Annual Return 2011	1.67%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(33.13%)
Annual Return 2009	27.13%
Annual Return 2010	27.60%
Annual Return 2011	21.15%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	30.47%
Annual Return 2004	13.60%
Annual Return 2005	4.15%
Annual Return 2006	13.81%
Annual Return 2007	8.51%
Annual Return 2008	(42.97%)
Annual Return 2009	41.30%
Annual Return 2010	25.42%
Annual Return 2011	2.81%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	3.54%
Annual Return 2005	0.84%
Annual Return 2006	(6.65%)
Annual Return 2007	6.38%
Annual Return 2008	48.56%
Annual Return 2009	(13.90%)
Annual Return 2010	(8.48%)
Annual Return 2011	(4.84%)
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	1.56%
Annual Return 2011	7.40%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Bar Chart Table:
Annual Return 2003	15.31%
Annual Return 2004	11.12%
Annual Return 2005	5.82%
Annual Return 2006	4.69%
Annual Return 2007	7.92%
Annual Return 2008	(15.91%)
Annual Return 2009	22.20%
Annual Return 2010	13.06%
Annual Return 2011	1.87%
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Bar Chart Table:
Annual Return 2004	11.17%
Annual Return 2005	6.12%
Annual Return 2006	2.43%
Annual Return 2007	9.37%
Annual Return 2008	(7.52%)
Annual Return 2009	18.65%
Annual Return 2010	9.94%
Annual Return 2011	2.56%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2011	10.32%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2011	(2.93%)
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A
Bar Chart Table:
Annual Return 2003	29.09%
Annual Return 2004	15.78%
Annual Return 2005	19.92%
Annual Return 2006	(3.46%)
Annual Return 2007	23.17%
Annual Return 2008	(43.71%)
Annual Return 2009	39.50%
Annual Return 2010	23.50%
Annual Return 2011	(8.10%)
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2009	15.79%
Annual Return 2010	10.24%
Annual Return 2011	(0.90%)
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A
Bar Chart Table:
Annual Return 2006	16.70%
Annual Return 2007	7.37%
Annual Return 2008	(43.92%)
Annual Return 2009	56.50%
Annual Return 2010	30.03%
Annual Return 2011	4.68%
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Bar Chart Table:
Annual Return 2009	19.16%
Annual Return 2010	11.75%
Annual Return 2011	(1.70%)
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A
Bar Chart Table:
Annual Return 2007	13.04%
Annual Return 2008	(42.86%)
Annual Return 2009	42.06%
Annual Return 2010	15.95%
Annual Return 2011	(11.02%)
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2004	13.59%
Annual Return 2005	26.38%
Annual Return 2006	17.35%
Annual Return 2007	5.06%
Annual Return 2008	(40.57%)
Annual Return 2009	46.32%
Annual Return 2010	14.98%
Annual Return 2011	(10.85%)
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A
Bar Chart Table:
Annual Return 2010	4.80%
Annual Return 2011	7.02%
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A
Bar Chart Table:
Annual Return 2010	6.99%
Annual Return 2011	14.15%
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2004	41.58%
Annual Return 2005	12.12%
Annual Return 2006	26.80%
Annual Return 2007	(12.42%)
Annual Return 2008	(47.29%)
Annual Return 2009	53.42%
Annual Return 2010	38.86%
Annual Return 2011	25.46%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A
Bar Chart Table:
Annual Return 2009	22.57%
Annual Return 2010	10.05%
Annual Return 2011	3.39%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A
Bar Chart Table:
Annual Return 2009	24.10%
Annual Return 2010	9.73%
Annual Return 2011	1.37%
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A
Bar Chart Table:
Annual Return 2009	26.87%
Annual Return 2010	10.21%
Annual Return 2011	(0.66%)
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A
Bar Chart Table:
Annual Return 2009	35.15%
Annual Return 2010	12.97%
Annual Return 2011	(1.94%)
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A
Bar Chart Table:
Annual Return 2009	37.84%
Annual Return 2010	14.09%
Annual Return 2011	(3.66%)
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A
Bar Chart Table:
Annual Return 2007	1.17%
Annual Return 2008	(31.21%)
Annual Return 2009	44.20%
Annual Return 2010	38.74%
Annual Return 2011	(5.09%)
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A
Bar Chart Table:
Annual Return 2002	(20.21%)
Annual Return 2003	28.87%
Annual Return 2004	10.17%
Annual Return 2005	2.70%
Annual Return 2006	14.23%
Annual Return 2007	6.03%
Annual Return 2008	(45.60%)
Annual Return 2009	41.44%
Annual Return 2010	17.85%
Annual Return 2011	1.21%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A
Bar Chart Table:
Annual Return 2003	30.56%
Annual Return 2004	13.13%
Annual Return 2005	3.67%
Annual Return 2006	13.32%
Annual Return 2007	8.06%
Annual Return 2008	(43.13%)
Annual Return 2009	40.49%
Annual Return 2010	25.03%
Annual Return 2011	2.40%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2004	3.13%
Annual Return 2005	0.43%
Annual Return 2006	(6.88%)
Annual Return 2007	5.97%
Annual Return 2008	47.43%
Annual Return 2009	(14.21%)
Annual Return 2010	(9.13%)
Annual Return 2011	(5.30%)
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Bar Chart Table:
Annual Return 2010	1.15%
Annual Return 2011	6.97%

Average Annual Total Returns	0 Months Ended
	Jul. 31, 2012
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.20%
5 Years	6.28%
10 Years	5.54%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.69%
5 Years	4.27%
10 Years	4.17%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	5.64%
5 Years	3.00%
10 Years	3.22%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	5.98%
5 Years	3.35%
10 Years	3.59%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.85%	[1]
5 Years	3.24%	[1]
10 Years	3.50%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.12%	[1]
5 Years	3.33%	[1]
10 Years	3.57%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	5.88%
5 Years	3.25%
10 Years	3.50%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.73%
5 Years	3.00%
Since Inception	3.02%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	4.12%
5 Years	3.31%
Since Inception	3.34%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class D
Average Annual Return:
1 Year	0.35%
5 Years	1.98%
Since Inception	2.11%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Average Annual Return:
1 Year	0.75%
5 Years	2.39%
Since Inception	2.52%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.70%	[1]
5 Years	2.34%	[1]
Since Inception	2.47%	[1]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.98%	[1]
5 Years	2.34%	[1]
Since Inception	2.46%	[1]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class P
Average Annual Return:
1 Year	0.65%
5 Years	2.29%
Since Inception	2.42%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.69%)
5 Years	1.88%
10 Years	4.91%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Average Annual Return:
1 Year	(3.02%)
5 Years	2.90%
10 Years	5.54%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class D
Average Annual Return:
1 Year	(3.12%)
5 Years	2.76%
10 Years	5.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Average Annual Return:
1 Year	(2.72%)
5 Years	3.17%
10 Years	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.86%)	[1]
5 Years	2.07%	[1]
10 Years	4.65%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.58%)	[1]
5 Years	2.14%	[1]
10 Years	4.41%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class P
Average Annual Return:
1 Year	(2.95%)
5 Years	3.05%
10 Years	5.74%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.92%
5 Years	6.83%
Since Inception	7.67%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.87%
5 Years	5.49%
Since Inception	5.59%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
5 Years	5.42%
Since Inception	6.36%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Administrative Class
Average Annual Return:
1 Year	4.16%
5 Years	6.91%
Since Inception	7.89%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class D
Average Annual Return:
1 Year	4.00%
5 Years	6.76%
Since Inception	7.71%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Average Annual Return:
1 Year	4.42%
5 Years	7.18%
Since Inception	8.15%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.36%	[1]
5 Years	4.77%	[1]
Since Inception	5.83%	[1]
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.89%	[1]
5 Years	4.69%	[1]
Since Inception	5.64%	[1]
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class P
Average Annual Return:
1 Year	4.32%
5 Years	7.07%
Since Inception	8.04%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.75%)
5 Years	9.19%
Since Inception	9.18%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Administrative Class
Average Annual Return:
1 Year	(1.04%)
5 Years	7.96%
Since Inception	7.96%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class D
Average Annual Return:
1 Year	(1.23%)
5 Years	7.78%
Since Inception	7.77%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Average Annual Return:
1 Year	(0.79%)
5 Years	8.24%
Since Inception	8.23%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.51%)	[1]
5 Years	5.43%	[1]
Since Inception	5.42%	[1]
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.47%)	[1]
5 Years	5.38%	[1]
Since Inception	5.37%	[1]
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class P
Average Annual Return:
1 Year	(0.89%)
5 Years	8.14%
Since Inception	8.13%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.46%
5 Years	8.08%
10 Years	11.04%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Administrative Class
Average Annual Return:
1 Year	6.46%
5 Years	7.16%
10 Years	11.13%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class D
Average Annual Return:
1 Year	6.28%
5 Years	6.99%
10 Years	10.96%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.73%
5 Years	7.43%
10 Years	11.41%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.82%	[1]
5 Years	5.02%	[1]
10 Years	8.23%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.33%	[1]
5 Years	4.92%	[1]
10 Years	8.00%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class P
Average Annual Return:
1 Year	6.62%
5 Years	7.32%
10 Years	11.29%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.24%
Since Inception	12.24%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class D
Average Annual Return:
1 Year	0.70%
Since Inception	9.76%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Average Annual Return:
1 Year	1.10%
Since Inception	10.20%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.62%)	[1]
Since Inception	7.86%	[1]
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.74%	[1]
Since Inception	7.39%	[1]
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class P
Average Annual Return:
1 Year	1.00%
Since Inception	10.15%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.15%
Since Inception	5.59%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.54%
Since Inception	5.96%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Administrative Class
Average Annual Return:
1 Year	(5.18%)
5 Years	3.56%
Since Inception	5.09%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class D
Average Annual Return:
1 Year	(5.33%)
5 Years	3.41%
Since Inception	4.93%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Average Annual Return:
1 Year	(4.95%)
5 Years	3.83%
Since Inception	5.36%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.50%)	[1]
5 Years	2.01%	[1]
Since Inception	3.52%	[1]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.19%)	[1]
5 Years	2.24%	[1]
Since Inception	3.56%	[1]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class P
Average Annual Return:
1 Year	(5.04%)
5 Years	3.72%
Since Inception	5.26%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	58.12%
5 Years	14.75%
Since Inception	14.32%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.16%
5 Years	6.24%
Since Inception	6.37%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Average Annual Return:
1 Year	55.81%
5 Years	15.85%
Since Inception	15.36%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	49.99%	[1]
5 Years	11.11%	[1]
Since Inception	10.77%	[1]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	36.13%	[1]
5 Years	10.71%	[1]
Since Inception	10.38%	[1]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Class P
Average Annual Return:
1 Year	55.65%
5 Years	15.74%
Since Inception	15.26%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Since Inception	2.66%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.65%)
5 Years	(0.81%)
Since Inception	1.48%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.23%
5 Years	1.94%
Since Inception	2.95%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Administrative Class
Average Annual Return:
1 Year	(4.90%)
5 Years	0.57%
Since Inception	2.72%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class D
Average Annual Return:
1 Year	(5.04%)
5 Years	0.42%
Since Inception	2.56%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Average Annual Return:
1 Year	(4.66%)
5 Years	0.81%
Since Inception	2.98%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.09%)	[1]
5 Years	(1.06%)	[1]
Since Inception	1.10%	[1]
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.00%)	[1]
5 Years	(0.38%)	[1]
Since Inception	1.46%	[1]
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class P
Average Annual Return:
1 Year	(4.75%)
5 Years	0.71%
Since Inception	2.87%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.47%
5 Years	4.62%
10 Years	4.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
10 Years	7.16%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Average Annual Return:
1 Year	6.51%
5 Years	6.81%
10 Years	5.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class D
Average Annual Return:
1 Year	6.35%
5 Years	6.64%
10 Years	5.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	6.77%
5 Years	7.08%
10 Years	6.18%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.88%	[1]
5 Years	4.90%	[1]
10 Years	4.12%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.37%	[1]
5 Years	4.77%	[1]
10 Years	4.08%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class P
Average Annual Return:
1 Year	6.67%
5 Years	6.98%
10 Years	6.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.57%
5 Years	7.77%
Since Inception	6.56%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
Since Inception	5.70%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	8.11%
5 Years	9.13%
Since Inception	7.28%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	7.95%
5 Years	8.96%
Since Inception	7.09%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	8.37%
5 Years	9.40%
Since Inception	7.55%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.55%	[1]
5 Years	6.64%	[1]
Since Inception	5.36%	[1]
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.42%	[1]
5 Years	6.36%	[1]
Since Inception	5.15%	[1]
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	8.27%
5 Years	9.30%
Since Inception	7.44%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	7.37%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.80%
Since Inception	9.06%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
Since Inception	9.61%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class D
Average Annual Return:
1 Year	4.29%
Since Inception	9.10%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Average Annual Return:
1 Year	4.70%
Since Inception	9.50%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.27%	[1]
Since Inception	7.57%	[1]
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.07%	[1]
Since Inception	7.02%	[1]
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class P
Average Annual Return:
1 Year	4.59%
Since Inception	9.39%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	7.58%
10 Years	7.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
5 Years	5.29%
10 Years	6.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	8.92%
5 Years	8.37%
10 Years	8.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	8.77%
5 Years	8.21%
10 Years	8.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	9.19%
5 Years	8.64%
10 Years	9.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.21%	[1]
5 Years	5.78%	[1]
10 Years	6.49%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.95%	[1]
5 Years	5.66%	[1]
10 Years	6.29%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	9.08%
5 Years	8.53%
10 Years	8.89%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.17%
5 Years	5.27%
10 Years	4.97%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
5 Years	5.29%
10 Years	6.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Average Annual Return:
1 Year	8.33%
5 Years	6.61%
10 Years	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	8.59%
5 Years	6.86%
10 Years	6.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.19%	[1]
5 Years	4.92%	[1]
10 Years	4.32%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.55%	[1]
5 Years	4.72%	[1]
10 Years	4.21%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class P
Average Annual Return:
1 Year	8.49%
5 Years	6.75%
10 Years	6.03%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.90%
5 Years	6.95%
10 Years	5.83%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.62%
5 Years	6.41%
10 Years	5.18%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Average Annual Return:
1 Year	7.98%
5 Years	7.34%
10 Years	5.91%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Average Annual Return:
1 Year	8.41%
5 Years	7.76%
10 Years	6.34%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.51%	[1]
5 Years	5.51%	[1]
10 Years	4.46%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.47%	[1]
5 Years	5.33%	[1]
10 Years	4.33%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Average Annual Return:
1 Year	8.30%
5 Years	7.65%
10 Years	6.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
Since Inception	0.12%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.01%
Since Inception	0.05%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Average Annual Return:
1 Year	0.03%
Since Inception	0.11%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class P
Average Annual Return:
1 Year	0.04%
Since Inception	0.08%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.40%
5 Years	6.84%
10 Years	7.94%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
5 Years	5.10%
10 Years	7.00%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Administrative Class
Average Annual Return:
1 Year	3.74%
5 Years	6.00%
10 Years	7.35%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class D
Average Annual Return:
1 Year	3.64%
5 Years	5.87%
10 Years	7.20%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Average Annual Return:
1 Year	4.00%
5 Years	6.26%
10 Years	7.61%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.35%	[1]
5 Years	3.37%	[1]
10 Years	4.73%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.60%	[1]
5 Years	3.60%	[1]
10 Years	4.77%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class P
Average Annual Return:
1 Year	3.90%
5 Years	6.14%
10 Years	7.50%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.83%
5 Years	3.48%
Since Inception	3.95%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.98%
5 Years	1.53%
Since Inception	2.22%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	8.28%
5 Years	0.13%
Since Inception	1.44%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	8.55%
5 Years	0.41%
Since Inception	1.73%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.44%	[1]
5 Years	0.29%	[1]
Since Inception	1.61%	[1]
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.55%	[1]
5 Years	0.99%	[1]
Since Inception	2.12%	[1]
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	8.45%
5 Years	0.31%
Since Inception	1.63%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.16%
Since Inception	5.19%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
Since Inception	5.05%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class D
Average Annual Return:
1 Year	2.35%
Since Inception	5.77%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class
Average Annual Return:
1 Year	2.71%
Since Inception	6.15%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.15%	[1]
Since Inception	3.54%	[1]
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.76%	[1]
Since Inception	3.76%	[1]
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class P
Average Annual Return:
1 Year	2.60%
Since Inception	6.04%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	6.51%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
Since Inception	5.46%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Administrative Class
Average Annual Return:
1 Year	6.13%
Since Inception	8.92%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class D
Average Annual Return:
1 Year	6.08%
Since Inception	8.87%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Average Annual Return:
1 Year	6.36%
Since Inception	9.20%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.49%	[1]
Since Inception	6.54%	[1]
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.14%	[1]
Since Inception	6.29%	[1]
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class P
Average Annual Return:
1 Year	6.27%
Since Inception	9.09%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Administrative Class
Average Annual Return:
1 Year	6.60%
5 Years	8.85%
10 Years	7.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class D
Average Annual Return:
1 Year	6.44%
5 Years	8.70%
10 Years	7.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.86%
5 Years	9.13%
10 Years	7.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.42%	[1]
5 Years	6.20%	[1]
10 Years	5.32%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.88%	[1]
5 Years	6.20%	[1]
10 Years	5.31%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class P
Average Annual Return:
1 Year	6.76%
5 Years	9.02%
10 Years	7.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Barclays Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	22.49%
5 Years	9.71%
Since Inception	9.64%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.16%
5 Years	6.24%
Since Inception	6.37%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	18.57%
5 Years	11.12%
Since Inception	10.93%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	15.44%	[1]
5 Years	8.47%	[1]
Since Inception	8.33%	[1]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	12.35%	[1]
5 Years	8.03%	[1]
Since Inception	7.90%	[1]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Class P
Average Annual Return:
1 Year	18.45%
5 Years	11.02%
Since Inception	10.82%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Barclays U.S. Long Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	17.13%
Since Inception	19.34%
Inception Date of Fund	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	10.47%
Inception Date of Fund	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Average Annual Return:
1 Year	17.10%
Since Inception	18.89%
Inception Date of Fund	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.12%	[1]
Since Inception	14.85%	[1]
Inception Date of Fund	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	11.24%	[1]
Since Inception	13.91%	[1]
Inception Date of Fund	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Class P
Average Annual Return:
1 Year	16.99%
Since Inception	18.77%
Inception Date of Fund	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
5 Years	11.00%
10 Years	8.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.45%
5 Years	5.79%
10 Years	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Administrative Class
Average Annual Return:
1 Year	27.76%
5 Years	11.49%
10 Years	9.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Average Annual Return:
1 Year	28.08%
5 Years	11.76%
10 Years	9.36%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	21.54%	[1]
5 Years	8.34%	[1]
10 Years	6.65%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	18.11%	[1]
5 Years	8.10%	[1]
10 Years	6.50%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Class P
Average Annual Return:
1 Year	27.96%
5 Years	11.65%
10 Years	9.26%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Administrative Class
Average Annual Return:
1 Year	1.46%
5 Years	4.96%
10 Years	4.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class D
Average Annual Return:
1 Year	1.42%
5 Years	4.90%
10 Years	4.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Average Annual Return:
1 Year	1.71%
5 Years	5.21%
10 Years	4.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.78%	[1]
5 Years	3.68%	[1]
10 Years	2.95%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.12%	[1]
5 Years	3.57%	[1]
10 Years	2.91%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class P
Average Annual Return:
1 Year	1.61%
5 Years	5.11%
10 Years	4.32%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Administrative Class
Average Annual Return:
1 Year	1.89%
5 Years	4.32%
10 Years	3.61%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Average Annual Return:
1 Year	2.15%
5 Years	4.58%
10 Years	3.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.46%	[1]
5 Years	3.32%	[1]
10 Years	2.58%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.39%	[1]
5 Years	3.19%	[1]
10 Years	2.55%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Class P
Average Annual Return:
1 Year	2.05%
5 Years	4.47%
10 Years	3.76%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Administrative Class
Average Annual Return:
1 Year	2.12%
5 Years	4.59%
10 Years	3.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Average Annual Return:
1 Year	2.38%
5 Years	4.85%
10 Years	4.22%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.43%	[1]
5 Years	3.21%	[1]
10 Years	2.68%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.54%	[1]
5 Years	3.18%	[1]
10 Years	2.69%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Class P
Average Annual Return:
1 Year	2.28%
5 Years	4.75%
10 Years	4.11%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.80%
5 Years	5.88%
10 Years	5.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	3.82%
5 Years	4.73%
10 Years	4.27%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Average Annual Return:
1 Year	3.73%
5 Years	7.31%
10 Years	6.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.47%	[1]
5 Years	5.27%	[1]
10 Years	4.19%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.61%	[1]
5 Years	5.10%	[1]
10 Years	4.12%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Class P
Average Annual Return:
1 Year	3.63%
5 Years	7.19%
10 Years	5.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.04%
5 Years	1.58%
10 Years	1.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Average Annual Return:
1 Year	0.07%
5 Years	1.40%
10 Years	1.68%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.07%
5 Years	1.51%
10 Years	1.87%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.32%
5 Years	6.61%
10 Years	5.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	5.75%
5 Years	5.21%
10 Years	4.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Average Annual Return:
1 Year	5.19%
5 Years	6.85%
10 Years	5.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Average Annual Return:
1 Year	5.03%
5 Years	6.69%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Average Annual Return:
1 Year	5.45%
5 Years	7.12%
10 Years	6.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.48%	[1]
5 Years	4.62%	[1]
10 Years	4.11%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.72%	[1]
5 Years	4.63%	[1]
10 Years	4.08%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Average Annual Return:
1 Year	5.35%
5 Years	7.01%
10 Years	6.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.58%
5 Years	3.77%
10 Years	4.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Administrative Class
Average Annual Return:
1 Year	9.02%
5 Years	1.80%
10 Years	3.33%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	8.95%
5 Years	1.72%
10 Years	3.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	9.28%
5 Years	2.04%
10 Years	3.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.13%	[1]
5 Years	1.88%	[1]
10 Years	3.48%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.48%	[1]
5 Years	2.19%	[1]
10 Years	3.59%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	9.17%
5 Years	1.92%
10 Years	3.45%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.59%
5 Years	5.01%
10 Years	5.44%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.70%
5 Years	3.78%
10 Years	4.46%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class D
Average Annual Return:
1 Year	6.70%
5 Years	3.85%
10 Years	4.52%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	7.05%
5 Years	4.20%
10 Years	4.89%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.96%	[1]
5 Years	4.05%	[1]
10 Years	4.76%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.91%	[1]
5 Years	4.01%	[1]
10 Years	4.66%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class P
Average Annual Return:
1 Year	6.95%
5 Years	4.09%
10 Years	4.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.55%
5 Years	7.95%
10 Years	7.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.08%
5 Years	6.67%
10 Years	7.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Administrative Class
Average Annual Return:
1 Year	11.29%
5 Years	8.09%
10 Years	7.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class D
Average Annual Return:
1 Year	11.12%
5 Years	7.91%
10 Years	7.40%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Average Annual Return:
1 Year	11.57%
5 Years	8.36%
10 Years	7.87%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.22%	[1]
5 Years	6.21%	[1]
10 Years	5.70%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.89%	[1]
5 Years	5.91%	[1]
10 Years	5.52%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class P
Average Annual Return:
1 Year	11.45%
5 Years	8.26%
10 Years	7.76%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.42%
5 Years	2.50%
10 Years	2.48%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Administrative Class
Average Annual Return:
1 Year	0.40%
5 Years	(0.84%)
10 Years	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class D
Average Annual Return:
1 Year	0.25%
5 Years	(1.00%)
10 Years	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Average Annual Return:
1 Year	0.65%
5 Years	(0.60%)
10 Years	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.58%	[1]
5 Years	(0.70%)	[1]
10 Years	0.88%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.95%	[1]
5 Years	(0.22%)	[1]
10 Years	1.16%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class P
Average Annual Return:
1 Year	0.55%
5 Years	(0.71%)
10 Years	0.83%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.39%
5 Years	1.73%
10 Years	2.22%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Administrative Class
Average Annual Return:
1 Year	0.10%
5 Years	2.67%
10 Years	2.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class D
Average Annual Return:
1 Year	0.08%
5 Years	2.63%
10 Years	2.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Average Annual Return:
1 Year	0.35%
5 Years	2.93%
10 Years	2.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.36%)	[1]
5 Years	1.77%	[1]
10 Years	1.79%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.29%	[1]
5 Years	1.85%	[1]
10 Years	1.84%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class P
Average Annual Return:
1 Year	0.25%
5 Years	2.82%
10 Years	2.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Administrative Class
Average Annual Return:
1 Year	3.90%
5 Years	7.82%
10 Years	6.53%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class D
Average Annual Return:
1 Year	3.86%
5 Years	7.76%
10 Years	6.47%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	4.16%
5 Years	8.09%
10 Years	6.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.76%	[1]
5 Years	5.90%	[1]
10 Years	4.73%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.69%	[1]
5 Years	5.77%	[1]
10 Years	4.68%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class P
Average Annual Return:
1 Year	4.06%
5 Years	7.98%
10 Years	6.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Administrative Class
Average Annual Return:
1 Year	4.24%
5 Years	7.55%
10 Years	6.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Average Annual Return:
1 Year	4.50%
5 Years	7.82%
10 Years	6.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.60%	[1]
5 Years	5.73%	[1]
10 Years	4.43%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.95%	[1]
5 Years	5.54%	[1]
10 Years	4.37%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Class P
Average Annual Return:
1 Year	4.40%
5 Years	7.71%
10 Years	6.28%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Administrative Class
Average Annual Return:
1 Year	3.27%
5 Years	7.51%
10 Years	6.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Average Annual Return:
1 Year	3.53%
5 Years	7.78%
10 Years	6.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.27%	[1]
5 Years	5.39%	[1]
10 Years	4.51%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.31%	[1]
5 Years	5.28%	[1]
10 Years	4.47%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Class P
Average Annual Return:
1 Year	3.42%
5 Years	7.67%
10 Years	6.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	0.91%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	5.98%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class D
Average Annual Return:
1 Year	0.24%
Since Inception	5.60%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Average Annual Return:
1 Year	0.64%
Since Inception	6.02%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.25%)	[1]
Since Inception	4.78%	[1]
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.42%	[1]
Since Inception	4.44%	[1]
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class P
Average Annual Return:
1 Year	0.55%
Since Inception	5.92%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | 3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.18%
Since Inception	0.32%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	9.59%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class D
Average Annual Return:
1 Year	(0.30%)
Since Inception	2.43%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Average Annual Return:
1 Year	0.10%
Since Inception	2.84%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.34%)	[1]
Since Inception	2.27%	[1]
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.17%	[1]
Since Inception	2.16%	[1]
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class P
Average Annual Return:
1 Year	none
Since Inception	2.74%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.20%
5 Years	6.28%
10 Years	5.54%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.69%
5 Years	4.27%
10 Years	4.17%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	1.68%
5 Years	2.37%
10 Years	2.90%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.56%	[2]
5 Years	2.28%	[2]
10 Years	2.81%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.17%	[2]
5 Years	2.45%	[2]
10 Years	2.92%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	3.85%
5 Years	2.24%
10 Years	2.49%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.73%
5 Years	3.00%
Since Inception	3.02%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	4.12%
5 Years	3.31%
Since Inception	3.34%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Average Annual Return:
1 Year	(1.91%)
5 Years	1.51%
Since Inception	1.67%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.94%)	[2]
5 Years	1.47%	[2]
Since Inception	1.62%	[2]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.88%)	[2]
5 Years	1.54%	[2]
Since Inception	1.68%	[2]
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class C
Average Annual Return:
1 Year	(0.94%)
5 Years	1.64%
Since Inception	1.77%
Inception Date of Fund	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.69%)
5 Years	1.88%
10 Years	4.91%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Average Annual Return:
1 Year	(8.47%)
5 Years	1.61%
10 Years	4.84%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.53%)	[2]
5 Years	0.52%	[2]
10 Years	3.64%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.33%)	[2]
5 Years	0.81%	[2]
10 Years	3.51%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class C
Average Annual Return:
1 Year	(4.80%)
5 Years	1.99%
10 Years	4.65%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.87%
5 Years	5.49%
Since Inception	5.59%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.92%
5 Years	6.83%
Since Inception	7.67%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
5 Years	5.42%
Since Inception	6.36%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Average Annual Return:
1 Year	0.10%
5 Years	5.94%
Since Inception	7.23%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.74%)	[2]
5 Years	3.70%	[2]
Since Inception	5.07%	[2]
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.09%	[2]
5 Years	3.72%	[2]
Since Inception	4.93%	[2]
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class B
Average Annual Return:
1 Year	(0.22%)
5 Years	5.88%
Since Inception	6.96%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class C
Average Annual Return:
1 Year	2.25%
5 Years	5.96%
Since Inception	6.92%
Inception Date of Fund	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversifed Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.75%)
5 Years	9.19%
Since Inception	9.18%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Average Annual Return:
1 Year	(4.89%)
5 Years	6.96%
Since Inception	6.95%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.40%)	[2]
5 Years	4.33%	[2]
Since Inception	4.33%	[2]
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.14%)	[2]
5 Years	4.39%	[2]
Since Inception	4.38%	[2]
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class C
Average Annual Return:
1 Year	(2.91%)
5 Years	6.98%
Since Inception	6.97%
Inception Date of Fund	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.46%
5 Years	8.08%
10 Years	11.04%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Average Annual Return:
1 Year	2.30%
5 Years	6.18%
10 Years	10.53%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.61%	[2]
5 Years	3.94%	[2]
10 Years	7.53%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.46%	[2]
5 Years	3.94%	[2]
10 Years	7.33%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class B
Average Annual Return:
1 Year	1.99%
5 Years	6.12%
10 Years	10.38%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class C
Average Annual Return:
1 Year	4.49%
5 Years	6.20%
10 Years	10.13%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.24%
Since Inception	12.24%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Average Annual Return:
1 Year	(3.07%)
Since Inception	8.09%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.70%)	[2]
Since Inception	5.81%	[2]
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.97%)	[2]
Since Inception	5.61%	[2]
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class C
Average Annual Return:
1 Year	(1.01%)
Since Inception	8.94%
Inception Date of Fund	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.15%
Since Inception	5.59%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
5 Years	4.54%
Since Inception	5.96%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Average Annual Return:
1 Year	(8.88%)
5 Years	2.62%
Since Inception	4.32%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.28%)	[2]
5 Years	0.97%	[2]
Since Inception	2.65%	[2]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.75%)	[2]
5 Years	1.30%	[2]
Since Inception	2.76%	[2]
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class C
Average Annual Return:
1 Year	(6.97%)
5 Years	2.64%
Since Inception	4.15%
Inception Date of Fund	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Since Inception	2.66%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.65%)
5 Years	(0.81%)
Since Inception	1.48%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.23%
5 Years	1.94%
Since Inception	2.95%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Average Annual Return:
1 Year	(7.19%)
5 Years	(0.04%)
Since Inception	2.25%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.45%)	[2]
5 Years	(1.77%)	[2]
Since Inception	0.52%	[2]
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.64%)	[2]
5 Years	(1.02%)	[2]
Since Inception	0.93%	[2]
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class C
Average Annual Return:
1 Year	(6.24%)
5 Years	0.11%
Since Inception	2.24%
Inception Date of Fund	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.47%
5 Years	4.62%
10 Years	4.59%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
10 Years	7.16%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	2.34%
5 Years	5.80%
10 Years	5.31%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.67%	[2]
5 Years	3.81%	[2]
10 Years	3.42%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.50%	[2]
5 Years	3.77%	[2]
10 Years	3.43%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	2.03%
5 Years	5.74%
10 Years	5.17%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	4.54%
5 Years	5.82%
10 Years	4.93%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Average Annual Return:
1 Year	6.07%
5 Years	6.35%
10 Years	5.44%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.57%
5 Years	7.77%
Since Inception	6.56%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.77%
5 Years	6.32%
Since Inception	5.70%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Average Annual Return:
1 Year	3.88%
5 Years	8.10%
Since Inception	6.55%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.28%	[2]
5 Years	5.52%	[2]
Since Inception	4.53%	[2]
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.51%	[2]
5 Years	5.33%	[2]
Since Inception	4.38%	[2]
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class C
Average Annual Return:
1 Year	6.13%
5 Years	8.12%
Since Inception	6.28%
Inception Date of Fund	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.80%
Since Inception	9.06%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	7.37%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
Since Inception	9.61%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Average Annual Return:
1 Year	0.41%
Since Inception	7.65%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.82%)	[2]
Since Inception	5.89%	[2]
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.28%	[2]
Since Inception	5.53%	[2]
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class C
Average Annual Return:
1 Year	2.51%
Since Inception	8.25%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class R
Average Annual Return:
1 Year	4.03%
Since Inception	8.80%
Inception Date of Fund	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.17%
5 Years	5.27%
10 Years	4.97%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Average Annual Return:
1 Year	3.62%
5 Years	5.29%
10 Years	6.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	4.14%
5 Years	5.63%
10 Years	5.32%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.92%	[2]
5 Years	3.86%	[2]
10 Years	3.65%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.66%	[2]
5 Years	3.76%	[2]
10 Years	3.59%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	3.89%
5 Years	5.57%
10 Years	5.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	6.39%
5 Years	5.65%
10 Years	4.93%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.90%
5 Years	6.95%
10 Years	5.83%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.62%
5 Years	6.41%
10 Years	5.18%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Average Annual Return:
1 Year	3.97%
5 Years	6.52%
10 Years	5.51%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.30%	[2]
5 Years	4.43%	[2]
10 Years	3.79%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.59%	[2]
5 Years	4.35%	[2]
10 Years	3.70%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Average Annual Return:
1 Year	3.67%
5 Years	6.46%
10 Years	5.36%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Average Annual Return:
1 Year	6.18%
5 Years	6.54%
10 Years	5.12%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
Since Inception	0.12%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Lipper U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.01%
Since Inception	0.03%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Average Annual Return:
1 Year	0.03%
Since Inception	0.06%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class C
Average Annual Return:
1 Year	0.03%
Since Inception	0.06%
Inception Date of Fund	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.40%
5 Years	6.84%
10 Years	7.94%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
5 Years	5.10%
10 Years	7.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Average Annual Return:
1 Year	(0.25%)
5 Years	5.07%
10 Years	6.79%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.67%)	[2]
5 Years	2.34%	[2]
10 Years	4.07%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.16%)	[2]
5 Years	2.67%	[2]
10 Years	4.16%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class B
Average Annual Return:
1 Year	(0.52%)
5 Years	5.01%
10 Years	6.64%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class C
Average Annual Return:
1 Year	1.90%
5 Years	5.09%
10 Years	6.41%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class R
Average Annual Return:
1 Year	3.38%
5 Years	5.61%
10 Years	6.93%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.83%
5 Years	3.48%
Since Inception	3.95%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.98%
5 Years	1.53%
Since Inception	2.22%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	4.22%
5 Years	(0.47%)
Since Inception	0.87%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.12%	[2]
5 Years	(0.58%)	[2]
Since Inception	0.75%	[2]
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.58%	[2]
5 Years	0.21%	[2]
Since Inception	1.35%	[2]
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	6.48%
5 Years	(0.61%)
Since Inception	0.69%
Inception Date of Fund	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.16%
Since Inception	5.19%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
Since Inception	5.05%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Average Annual Return:
1 Year	(1.47%)
Since Inception	2.69%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.81%)	[2]
Since Inception	0.29%	[2]
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.95%)	[2]
Since Inception	0.93%	[2]
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class C
Average Annual Return:
1 Year	0.64%
Since Inception	4.98%
Inception Date of Fund	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	6.51%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.99%
Since Inception	5.46%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Average Annual Return:
1 Year	1.97%
Since Inception	7.84%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.64%)	[2]
Since Inception	5.38%	[2]
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.29%	[2]
Since Inception	5.23%	[2]
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class C
Average Annual Return:
1 Year	4.27%
Since Inception	7.90%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class R
Average Annual Return:
1 Year	5.71%
Since Inception	8.45%
Inception Date of Fund	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Average Annual Return:
1 Year	2.43%
5 Years	7.87%
10 Years	7.14%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.23%	[2]
5 Years	5.12%	[2]
10 Years	4.64%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.99%	[2]
5 Years	5.21%	[2]
10 Years	4.67%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class C
Average Annual Return:
1 Year	4.66%
5 Years	7.89%
10 Years	6.75%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	29.93%
5 Years	11.00%
10 Years	8.95%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.45%
5 Years	5.79%
10 Years	4.88%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Average Annual Return:
1 Year	22.83%
5 Years	10.48%
10 Years	8.51%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	16.71%	[2]
5 Years	7.24%	[2]
10 Years	5.97%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	14.72%	[2]
5 Years	7.09%	[2]
10 Years	5.86%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class B
Average Annual Return:
1 Year	23.17%
5 Years	10.44%
10 Years	8.36%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class C
Average Annual Return:
1 Year	25.68%
5 Years	10.50%
10 Years	8.12%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
5 Years	3.69%
10 Years	3.25%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	1.27%
5 Years	3.05%
10 Years	3.12%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Average Annual Return:
1 Year	(0.93%)
5 Years	4.33%
10 Years	3.75%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.72%)	[2]
5 Years	2.94%	[2]
10 Years	2.43%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.60%)	[2]
5 Years	2.89%	[2]
10 Years	2.43%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class B
Average Annual Return:
1 Year	(4.36%)
5 Years	3.68%
10 Years	3.44%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class C
Average Annual Return:
1 Year	0.06%
5 Years	4.37%
10 Years	3.51%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class R
Average Annual Return:
1 Year	1.10%
5 Years	4.55%
10 Years	3.72%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Lipper Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.02%
5 Years	1.36%
10 Years	1.56%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Average Annual Return:
1 Year	0.07%
5 Years	1.40%
10 Years	1.68%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Average Annual Return:
1 Year	0.07%
5 Years	1.07%
10 Years	1.26%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Average Annual Return:
1 Year	0.07%
5 Years	1.40%
10 Years	1.68%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.32%
5 Years	6.61%
10 Years	5.72%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	5.75%
5 Years	5.21%
10 Years	4.59%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Average Annual Return:
1 Year	1.05%
5 Years	5.89%
10 Years	5.38%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.70%)	[2]
5 Years	3.56%	[2]
10 Years	3.44%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.86%	[2]
5 Years	3.67%	[2]
10 Years	3.46%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Average Annual Return:
1 Year	0.77%
5 Years	5.82%
10 Years	5.23%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Average Annual Return:
1 Year	3.26%
5 Years	5.90%
10 Years	4.99%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.58%
5 Years	3.77%
10 Years	4.38%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	4.86%
5 Years	1.10%
10 Years	2.91%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.72%	[2]
5 Years	0.95%	[2]
10 Years	2.81%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.45%	[2]
5 Years	1.35%	[2]
10 Years	2.96%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	3.14%
5 Years	0.62%
10 Years	2.69%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	7.41%
5 Years	1.21%
10 Years	2.71%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.59%
5 Years	5.01%
10 Years	5.44%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	9.70%
5 Years	3.78%
10 Years	4.46%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	2.70%
5 Years	3.22%
10 Years	4.19%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.62%	[2]
5 Years	3.08%	[2]
10 Years	4.07%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.93%	[2]
5 Years	3.12%	[2]
10 Years	4.00%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	4.91%
5 Years	3.08%
10 Years	3.78%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.55%
5 Years	7.95%
10 Years	7.57%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.08%
5 Years	6.67%
10 Years	7.05%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Average Annual Return:
1 Year	6.94%
5 Years	7.23%
10 Years	7.06%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.84%	[2]
5 Years	5.26%	[2]
10 Years	5.08%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.88%	[2]
5 Years	5.04%	[2]
10 Years	4.93%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class B
Average Annual Return:
1 Year	5.28%
5 Years	6.78%
10 Years	6.83%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class C
Average Annual Return:
1 Year	9.56%
5 Years	7.35%
10 Years	6.86%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class R
Average Annual Return:
1 Year	10.38%
5 Years	7.62%
10 Years	7.12%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.42%
5 Years	2.50%
10 Years	2.48%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Average Annual Return:
1 Year	(2.04%)
5 Years	(1.45%)
10 Years	0.32%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.09%)	[2]
5 Years	(1.54%)	[2]
10 Years	0.26%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.93%)	[2]
5 Years	(0.98%)	[2]
10 Years	0.57%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class C
Average Annual Return:
1 Year	(1.04%)
5 Years	(1.29%)
10 Years	0.23%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
5 Years	1.36%
10 Years	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.39%
5 Years	1.73%
10 Years	2.22%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Average Annual Return:
1 Year	(2.18%)
5 Years	2.11%
10 Years	2.30%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.78%)	[2]
5 Years	1.08%	[2]
10 Years	1.32%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.36%)	[2]
5 Years	1.23%	[2]
10 Years	1.40%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class B
Average Annual Return:
1 Year	(5.58%)
5 Years	1.48%
10 Years	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class C
Average Annual Return:
1 Year	(1.21%)
5 Years	2.27%
10 Years	2.23%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class R
Average Annual Return:
1 Year	(0.18%)
5 Years	2.32%
10 Years	2.29%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.24%
5 Years	5.59%
10 Years	5.14%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Average Annual Return:
1 Year	(0.15%)
5 Years	6.79%
10 Years	5.91%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.36%)	[2]
5 Years	4.58%	[2]
10 Years	3.92%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.10%)	[2]
5 Years	4.54%	[2]
10 Years	3.91%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class B
Average Annual Return:
1 Year	(0.53%)
5 Years	6.73%
10 Years	5.76%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class C
Average Annual Return:
1 Year	1.97%
5 Years	6.81%
10 Years	5.52%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class R
Average Annual Return:
1 Year	3.49%
5 Years	7.35%
10 Years	6.05%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	0.91%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	5.98%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Average Annual Return:
1 Year	(3.50%)
Since Inception	4.45%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.22%)	[2]
Since Inception	3.37%	[2]
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.27%)	[2]
Since Inception	3.18%	[2]
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class C
Average Annual Return:
1 Year	(1.47%)
Since Inception	4.82%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class R
Average Annual Return:
1 Year	(0.01%)
Since Inception	5.34%
Inception Date of Fund	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | 3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.18%
Since Inception	0.32%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.84%
Since Inception	9.59%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Average Annual Return:
1 Year	(4.00%)
Since Inception	1.09%
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.32%)	[2]
Since Inception	0.64%	[2]
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.53%)	[2]
Since Inception	0.72%	[2]
Inception Date of Fund	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class C
Average Annual Return:
1 Year	(2.01%)
Since Inception	1.66%
Inception Date of Fund	Jan 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.00%
5 Years	7.25%
Since Inception	7.50%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	6.11%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	6.34%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Administrative Class
Average Annual Return:
1 Year	2.13%
5 Years	5.36%
Since Inception	8.15%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class D
Average Annual Return:
1 Year	2.00%
5 Years	5.14%
Since Inception	7.84%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Average Annual Return:
1 Year	2.44%
5 Years	5.64%
Since Inception	8.42%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.08%	[1]
5 Years	3.04%	[1]
Since Inception	6.00%	[1]
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.60%	[1]
5 Years	3.28%	[1]
Since Inception	5.87%	[1]
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class P
Average Annual Return:
1 Year	2.27%
5 Years	5.56%
Since Inception	8.32%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.32%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.50%
5 Years	8.75%
Since Inception	9.05%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	5.19%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class D
Average Annual Return:
1 Year	2.57%
5 Years	6.34%
Since Inception	6.84%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Average Annual Return:
1 Year	3.01%
5 Years	6.85%
Since Inception	7.42%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.14%	[1]
5 Years	4.21%	[1]
Since Inception	4.87%	[1]
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.96%	[1]
5 Years	4.34%	[1]
Since Inception	4.89%	[1]
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class P
Average Annual Return:
1 Year	2.92%
5 Years	6.72%
Since Inception	7.24%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.64%
Since Inception	(7.14%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
Since Inception	4.26%
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(8.04%)
Since Inception	(11.62%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class D
Average Annual Return:
1 Year	10.08%
Since Inception	(7.52%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	10.89%
Since Inception	(7.02%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.77%	[1]
Since Inception	(7.10%)	[1]
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.08%	[1]
Since Inception	(6.00%)	[1]
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class P
Average Annual Return:
1 Year	10.73%
Since Inception	(7.12%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.46%)
Since Inception	13.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Lipper Commodities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
Since Inception	10.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class D
Average Annual Return:
1 Year	(2.84%)
Since Inception	15.01%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(2.35%)
Since Inception	15.56%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.23%)	[1]
Since Inception	11.04%	[1]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.30%)	[1]
Since Inception	10.78%	[1]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class P
Average Annual Return:
1 Year	(2.56%)
Since Inception	15.38%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
5 Years	(2.07%)
Since Inception	5.64%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
5 Years	(2.21%)
Since Inception	3.52%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Administrative Class
Average Annual Return:
1 Year	(7.74%)
5 Years	2.16%
Since Inception	9.71%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Class D
Average Annual Return:
1 Year	(8.09%)
5 Years	1.89%
Since Inception	9.44%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class
Average Annual Return:
1 Year	(7.56%)
5 Years	2.41%
Since Inception	9.98%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(15.69%)	[1]
5 Years	(3.21%)	[1]
Since Inception	5.01%	[1]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.52%)	[1]
5 Years	(1.10%)	[1]
Since Inception	5.84%	[1]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Class P
Average Annual Return:
1 Year	(7.77%)
5 Years	2.32%
Since Inception	9.88%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(18.42%)
Since Inception	22.43%
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.88%)
Since Inception	22.82%
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(20.30%)
Since Inception	20.26%
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(16.80%)
Since Inception	30.40%
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(17.77%)	[1]
Since Inception	18.68%	[1]
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(10.88%)	[1]
Since Inception	20.00%	[1]
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Average Annual Return:
1 Year	(16.90%)
Since Inception	30.25%
Inception Date of Fund	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	1.11%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.60%
Since Inception	0.15%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Average Annual Return:
1 Year	(0.92%)
Since Inception	6.44%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(0.54%)
Since Inception	6.86%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.60%)	[1]
Since Inception	1.13%	[1]
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.34%)	[1]
Since Inception	3.58%	[1]
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Average Annual Return:
1 Year	(0.54%)
Since Inception	6.79%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	2.97%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	1.06%
Since Inception	4.42%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.21%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Administrative Class
Average Annual Return:
1 Year	5.00%
5 Years	5.28%
Since Inception	7.10%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class D
Average Annual Return:
1 Year	4.74%
5 Years	5.12%
Since Inception	6.94%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class
Average Annual Return:
1 Year	5.33%
5 Years	5.56%
Since Inception	7.39%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.64%	[1]
5 Years	(0.45%)	[1]
Since Inception	1.73%	[1]
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.43%	[1]
5 Years	1.12%	[1]
Since Inception	2.92%	[1]
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class P
Average Annual Return:
1 Year	5.12%
5 Years	5.45%
Since Inception	7.26%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	10.48%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(0.01%)
Since Inception	10.23%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.30%)
Since Inception	9.30%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Administrative Class
Average Annual Return:
1 Year	(1.37%)
Since Inception	9.12%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class D
Average Annual Return:
1 Year	(1.71%)
Since Inception	8.85%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Average Annual Return:
1 Year	(1.14%)
Since Inception	9.47%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.31%)	[1]
Since Inception	7.04%	[1]
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.61%)	[1]
Since Inception	6.75%	[1]
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class P
Average Annual Return:
1 Year	(1.23%)
Since Inception	9.38%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
Since Inception	(4.06%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	(3.34%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	(10.99%)
5 Years	(0.95%)
Since Inception	(0.59%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	(11.10%)
5 Years	(1.12%)
Since Inception	(0.76%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	(10.75%)
5 Years	(0.69%)
Since Inception	(0.33%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.09%)	[1]
5 Years	(4.23%)	[1]
Since Inception	(4.05%)	[1]
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(6.97%)	[1]
5 Years	(2.48%)	[1]
Since Inception	(2.27%)	[1]
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	(10.66%)
5 Years	(0.76%)
Since Inception	(0.40%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.10%)
5 Years	(5.88%)
Since Inception	3.54%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	5.60%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Average Annual Return:
1 Year	(11.02%)
5 Years	(1.32%)
Since Inception	6.34%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	(10.57%)
5 Years	(0.92%)
Since Inception	6.81%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.48%)	[1]
5 Years	(4.77%)	[1]
Since Inception	2.51%	[1]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(6.63%)	[1]
5 Years	(2.66%)	[1]
Since Inception	3.61%	[1]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class P
Average Annual Return:
1 Year	(10.66%)
5 Years	(1.01%)
Since Inception	6.75%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Barclays U.S. TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.86%
Since Inception	6.22%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Class D
Average Annual Return:
1 Year	7.03%
Since Inception	5.67%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class
Average Annual Return:
1 Year	7.37%
Since Inception	6.04%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.11%	[1]
Since Inception	2.27%	[1]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.73%	[1]
Since Inception	2.97%	[1]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Class P
Average Annual Return:
1 Year	7.31%
Since Inception	5.99%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Barclays U.S. TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.16%
Since Inception	10.28%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Class D
Average Annual Return:
1 Year	14.15%
Since Inception	9.95%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class
Average Annual Return:
1 Year	14.56%
Since Inception	10.35%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.37%	[1]
Since Inception	8.34%	[1]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	9.38%	[1]
Since Inception	7.64%	[1]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Class P
Average Annual Return:
1 Year	14.51%
Since Inception	10.25%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Barclays U.S. Treasury Inflation Notes: 10+ Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	24.42%
5 Years	10.28%
10 Years	9.81%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.08%
5 Years	6.67%
10 Years	7.05%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Average Annual Return:
1 Year	22.06%
5 Years	10.58%
10 Years	10.29%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	15.69%	[1]
5 Years	7.35%	[1]
10 Years	7.49%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	14.97%	[1]
5 Years	7.24%	[1]
10 Years	7.31%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Class P
Average Annual Return:
1 Year	21.95%
5 Years	10.49%
10 Years	10.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.37%
5 Years	(2.11%)
Since Inception	8.85%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.71%
5 Years	(1.80%)
Since Inception	8.46%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class D
Average Annual Return:
1 Year	25.67%
5 Years	4.35%
Since Inception	13.08%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	26.18%
5 Years	4.77%
Since Inception	13.57%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.70%	[1]
5 Years	0.10%	[1]
Since Inception	5.77%	[1]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	16.94%	[1]
5 Years	1.16%	[1]
Since Inception	6.91%	[1]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class P
Average Annual Return:
1 Year	25.90%
5 Years	4.66%
Since Inception	13.45%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.68%
Since Inception	4.26%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%
Since Inception	4.31%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.16%
Since Inception	3.47%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Administrative Class
Average Annual Return:
1 Year	3.69%
Since Inception	4.46%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class D
Average Annual Return:
1 Year	3.30%
Since Inception	4.09%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class
Average Annual Return:
1 Year	3.85%
Since Inception	4.70%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.46%	[1]
Since Inception	1.96%	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.63%	[1]
Since Inception	2.49%	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class P
Average Annual Return:
1 Year	3.75%
Since Inception	4.59%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.03%
Since Inception	3.54%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.09%
Since Inception	1.00%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Administrative Class
Average Annual Return:
1 Year	1.74%
Since Inception	3.06%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Class D
Average Annual Return:
1 Year	1.49%
Since Inception	2.71%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class
Average Annual Return:
1 Year	1.96%
Since Inception	3.28%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.67%	[1]
Since Inception	0.59%	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.37%	[1]
Since Inception	1.30%	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Class P
Average Annual Return:
1 Year	1.98%
Since Inception	3.22%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.20%
Since Inception	1.74%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.20%)
Since Inception	(0.08%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Administrative Class
Average Annual Return:
1 Year	(0.39%)
Since Inception	1.74%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Class D
Average Annual Return:
1 Year	(0.68%)
Since Inception	1.38%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class
Average Annual Return:
1 Year	(0.22%)
Since Inception	1.97%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.75%)	[1]
Since Inception	(0.85%)	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.07%)	[1]
Since Inception	0.13%	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Class P
Average Annual Return:
1 Year	(0.31%)
Since Inception	1.88%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.96%)
Since Inception	(0.21%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(3.45%)
Since Inception	(0.60%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Administrative Class
Average Annual Return:
1 Year	(1.93%)
Since Inception	1.80%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Class D
Average Annual Return:
1 Year	(2.08%)
Since Inception	1.47%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class
Average Annual Return:
1 Year	(1.60%)
Since Inception	2.05%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.37%)	[1]
Since Inception	(1.11%)	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.97%)	[1]
Since Inception	(0.01%)	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Class P
Average Annual Return:
1 Year	(1.69%)
Since Inception	2.37%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
Since Inception	(1.11%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(4.07%)
Since Inception	(0.83%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Administrative Class
Average Annual Return:
1 Year	(3.42%)
Since Inception	1.66%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Class D
Average Annual Return:
1 Year	(3.68%)
Since Inception	1.31%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class
Average Annual Return:
1 Year	(3.11%)
Since Inception	1.91%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.05%)	[1]
Since Inception	(1.01%)	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.00%)	[1]
Since Inception	0.02%	[1]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Class P
Average Annual Return:
1 Year	(3.20%)
Since Inception	2.26%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
Since Inception	0.79%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.07%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class D
Average Annual Return:
1 Year	(5.02%)
5 Years	5.67%
Since Inception	5.65%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class
Average Annual Return:
1 Year	(4.67%)
5 Years	6.05%
Since Inception	6.04%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.16%)	[1]
5 Years	1.39%	[1]
Since Inception	1.90%	[1]
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.03%)	[1]
5 Years	2.41%	[1]
Since Inception	2.71%	[1]
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class P
Average Annual Return:
1 Year	(4.92%)
5 Years	5.91%
Since Inception	5.91%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
10 Years	2.46%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Administrative Class
Average Annual Return:
1 Year	1.36%
5 Years	(0.42%)
10 Years	2.76%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Class D
Average Annual Return:
1 Year	1.19%
5 Years	(0.54%)
10 Years	2.62%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class
Average Annual Return:
1 Year	1.67%
5 Years	(0.16%)
10 Years	3.03%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.10%)	[1]
5 Years	(2.46%)	[1]
10 Years	1.09%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.02%	[1]
5 Years	(1.38%)	[1]
10 Years	1.49%	[1]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Class P
Average Annual Return:
1 Year	1.48%
5 Years	(0.24%)
10 Years	3.00%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
Since Inception	(1.45%)
Inception Date of Fund	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	25.58%
Since Inception	7.24%
Inception Date of Fund	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
Since Inception	0.74%
Inception Date of Fund	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class
Average Annual Return:
1 Year	21.15%
Since Inception	7.52%
Inception Date of Fund	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	19.82%	[1]
Since Inception	3.83%	[1]
Inception Date of Fund	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	15.12%	[1]
Since Inception	4.54%	[1]
Inception Date of Fund	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.61%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
Since Inception	4.03%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Class D
Average Annual Return:
1 Year	2.47%
5 Years	2.06%
Since Inception	6.45%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	2.81%
5 Years	2.43%
Since Inception	6.84%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.65%	[1]
5 Years	(1.06%)	[1]
Since Inception	3.88%	[1]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.83%	[1]
5 Years	0.04%	[1]
Since Inception	4.30%	[1]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Class P
Average Annual Return:
1 Year	2.80%
5 Years	2.36%
Since Inception	6.80%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.97%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.34%)
5 Years	(3.22%)
Since Inception	(6.97%)
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(11.77%)
5 Years	(15.97%)
Since Inception	(14.06%)
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class D
Average Annual Return:
1 Year	(5.28%)
5 Years	2.95%
Since Inception	0.94%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(4.84%)
5 Years	3.45%
Since Inception	1.40%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.63%)	[1]
5 Years	0.54%	[1]
Since Inception	(0.79%)	[1]
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.12%)	[1]
5 Years	2.65%	[1]
Since Inception	0.76%	[1]
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class P
Average Annual Return:
1 Year	(5.03%)
5 Years	3.35%
Since Inception	1.32%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.62%
Since Inception	5.51%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.71%
Since Inception	5.65%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class D
Average Annual Return:
1 Year	6.98%
Since Inception	4.98%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Average Annual Return:
1 Year	7.40%
Since Inception	5.40%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.37%	[1]
Since Inception	5.31%	[1]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.51%	[1]
Since Inception	4.82%	[1]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class P
Average Annual Return:
1 Year	7.30%
Since Inception	5.30%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	6.90%
Since Inception	6.11%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.00%
5 Years	7.25%
Since Inception	7.50%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	6.34%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Average Annual Return:
1 Year	(1.95%)
5 Years	4.21%
Since Inception	7.34%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.06%)	[2]
5 Years	1.83%	[2]
Since Inception	5.11%	[2]
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.26%)	[2]
5 Years	2.19%	[2]
Since Inception	5.03%	[2]
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class B
Average Annual Return:
1 Year	(2.22%)
5 Years	4.15%
Since Inception	7.09%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class C
Average Annual Return:
1 Year	0.15%
5 Years	4.24%
Since Inception	6.97%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class R
Average Annual Return:
1 Year	1.57%
5 Years	4.71%
Since Inception	7.47%
Inception Date of Fund	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.50%
5 Years	8.75%
Since Inception	9.05%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.32%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.25%)
5 Years	1.61%
Since Inception	5.19%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Average Annual Return:
1 Year	(3.08%)
5 Years	5.43%
Since Inception	6.29%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.65%)	[2]
5 Years	2.99%	[2]
Since Inception	3.90%	[2]
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.00%)	[2]
5 Years	3.23%	[2]
Since Inception	4.00%	[2]
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class C
Average Annual Return:
1 Year	0.76%
5 Years	5.44%
Since Inception	5.98%
Inception Date of Fund	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.64%
Since Inception	(7.14%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
Since Inception	4.26%
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(8.04%)
Since Inception	(11.62%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A
Average Annual Return:
1 Year	4.31%
Since Inception	(11.14%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.22%	[2]
Since Inception	(11.20%)	[2]
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.80%	[2]
Since Inception	(9.47%)	[2]
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class C
Average Annual Return:
1 Year	8.46%
Since Inception	(8.84%)
Inception Date of Fund	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.46%)
Since Inception	13.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Lipper Commodities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
Since Inception	10.31%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A
Average Annual Return:
1 Year	(8.27%)
Since Inception	10.93%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.72%)	[2]
Since Inception	6.65%	[2]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.16%)	[2]
Since Inception	7.13%	[2]
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class C
Average Annual Return:
1 Year	(4.41%)
Since Inception	14.15%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class R
Average Annual Return:
1 Year	(3.10%)
Since Inception	14.68%
Inception Date of Fund	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(13.32%)
5 Years	(2.07%)
Since Inception	5.64%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(7.66%)
5 Years	(2.21%)
Since Inception	3.52%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A
Average Annual Return:
1 Year	(13.15%)
5 Years	0.74%
Since Inception	8.78%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(20.79%)	[2]
5 Years	(4.71%)	[2]
Since Inception	3.97%	[2]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(8.17%)	[2]
5 Years	(2.39%)	[2]
Since Inception	4.88%	[2]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class B
Average Annual Return:
1 Year	(12.18%)
5 Years	0.95%
Since Inception	8.75%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class C
Average Annual Return:
1 Year	(9.49%)
5 Years	1.13%
Since Inception	8.62%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class R
Average Annual Return:
1 Year	(8.29%)
5 Years	1.44%
Since Inception	8.86%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
Since Inception	1.11%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.60%
Since Inception	0.15%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Average Annual Return:
1 Year	(4.62%)
Since Inception	5.35%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(7.48%)	[2]
Since Inception	(0.29%)	[2]
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.99%)	[2]
Since Inception	2.34%	[2]
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Average Annual Return:
1 Year	(2.50%)
Since Inception	5.88%
Inception Date of Fund	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	1.06%
Since Inception	4.42%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	2.97%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.21%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A
Average Annual Return:
1 Year	0.75%
5 Years	4.31%
Since Inception	6.30%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.74%)	[2]
5 Years	(1.63%)	[2]
Since Inception	0.73%	[2]
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.46%	[2]
5 Years	0.11%	[2]
Since Inception	2.05%	[2]
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class C
Average Annual Return:
1 Year	3.05%
5 Years	4.35%
Since Inception	6.18%
Inception Date of Fund	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	10.48%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(0.01%)
Since Inception	10.23%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(5.30%)
Since Inception	9.30%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Average Annual Return:
1 Year	(7.08%)
Since Inception	7.56%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.95%)	[2]
Since Inception	5.31%	[2]
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.48%)	[2]
Since Inception	5.20%	[2]
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class C
Average Annual Return:
1 Year	(3.38%)
Since Inception	8.07%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class R
Average Annual Return:
1 Year	(1.98%)
Since Inception	8.57%
Inception Date of Fund	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
Since Inception	(4.06%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	(3.34%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A
Average Annual Return:
1 Year	(14.41%)
5 Years	(1.84%)
Since Inception	(1.47%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(15.62%)	[2]
5 Years	(5.29%)	[2]
Since Inception	(5.10%)	[2]
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(9.35%)	[2]
5 Years	(3.37%)	[2]
Since Inception	(3.16%)	[2]
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class C
Average Annual Return:
1 Year	(12.39%)
5 Years	(1.82%)
Since Inception	(1.46%)
Inception Date of Fund	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(12.10%)
5 Years	(5.88%)
Since Inception	3.54%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.54%)
5 Years	(4.01%)
Since Inception	5.60%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	(14.20%)
5 Years	(2.41%)
Since Inception	5.64%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(16.02%)	[2]
5 Years	(6.20%)	[2]
Since Inception	1.42%	[2]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(8.99%)	[2]
5 Years	(3.86%)	[2]
Since Inception	2.64%	[2]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	(15.60%)
5 Years	(2.20%)
Since Inception	5.63%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	(12.45%)
5 Years	(2.04%)
Since Inception	5.60%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Barclays US TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.86%
Since Inception	6.22%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A
Average Annual Return:
1 Year	3.05%
Since Inception	3.96%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.96%)	[2]
Since Inception	0.33%	[2]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.92%	[2]
Since Inception	1.28%	[2]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class C
Average Annual Return:
1 Year	5.55%
Since Inception	5.33%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Barclays US TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.16%
Since Inception	10.28%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.27%
Since Inception	6.72%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A
Average Annual Return:
1 Year	9.91%
Since Inception	8.03%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.88%	[2]
Since Inception	6.13%	[2]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	6.36%	[2]
Since Inception	5.71%	[2]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class C
Average Annual Return:
1 Year	12.72%
Since Inception	9.42%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.37%
5 Years	(2.11%)
Since Inception	8.85%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	7.71%
5 Years	(1.80%)
Since Inception	8.46%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Average Annual Return:
1 Year	18.56%
5 Years	3.12%
Since Inception	12.26%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.38%	[2]
5 Years	(1.52%)	[2]
Since Inception	4.53%	[2]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	12.01%	[2]
5 Years	(0.22%)	[2]
Since Inception	5.82%	[2]
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class B
Average Annual Return:
1 Year	19.86%
5 Years	3.31%
Since Inception	12.18%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class C
Average Annual Return:
1 Year	23.74%
5 Years	3.51%
Since Inception	12.19%
Inception Date of Fund	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%
Since Inception	4.31%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.68%
Since Inception	4.26%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.16%
Since Inception	3.47%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A
Average Annual Return:
1 Year	(2.34%)
Since Inception	2.56%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.50%)	[2]
Since Inception	0.01%	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(1.39%)	[2]
Since Inception	0.78%	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class C
Average Annual Return:
1 Year	1.70%
Since Inception	3.37%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class R
Average Annual Return:
1 Year	3.11%
Since Inception	3.83%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.03%
Since Inception	3.54%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.09%
Since Inception	1.00%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A
Average Annual Return:
1 Year	(4.18%)
Since Inception	1.14%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.24%)	[2]
Since Inception	(1.34%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.63%)	[2]
Since Inception	(0.39%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class C
Average Annual Return:
1 Year	(0.22%)
Since Inception	1.98%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class R
Average Annual Return:
1 Year	1.20%
Since Inception	2.47%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.20%
Since Inception	1.74%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.20%)
Since Inception	(0.08%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A
Average Annual Return:
1 Year	(6.10%)
Since Inception	(0.13%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(7.41%)	[2]
Since Inception	(2.75%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.90%)	[2]
Since Inception	(1.52%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class C
Average Annual Return:
1 Year	(2.36%)
Since Inception	0.66%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class R
Average Annual Return:
1 Year	(1.00%)
Since Inception	1.11%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.96%)
Since Inception	(0.21%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(3.45%)
Since Inception	(0.60%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A
Average Annual Return:
1 Year	(7.30%)
Since Inception	(0.03%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.84%)	[2]
Since Inception	(3.00%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(4.68%)	[2]
Since Inception	(1.65%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class C
Average Annual Return:
1 Year	(3.76%)
Since Inception	0.73%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class R
Average Annual Return:
1 Year	(2.46%)
Since Inception	1.23%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.20%)
Since Inception	(1.11%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(4.07%)
Since Inception	(0.83%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A
Average Annual Return:
1 Year	(8.93%)
Since Inception	(0.17%)
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.64%)	[2]
Since Inception	(2.93%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.78%)	[2]
Since Inception	(1.64%)	[2]
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class C
Average Annual Return:
1 Year	(5.34%)
Since Inception	0.57%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class R
Average Annual Return:
1 Year	(3.88%)
Since Inception	1.11%
Inception Date of Fund	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
Since Inception	0.79%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(2.09%)
5 Years	0.92%
Since Inception	1.07%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A
Average Annual Return:
1 Year	(8.65%)
5 Years	4.93%
Since Inception	5.00%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(10.00%)	[2]
5 Years	0.37%	[2]
Since Inception	0.95%	[2]
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.61%)	[2]
5 Years	1.51%	[2]
Since Inception	1.88%	[2]
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class C
Average Annual Return:
1 Year	(6.56%)
5 Years	4.87%
Since Inception	4.85%
Inception Date of Fund	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
10 Years	2.46%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A
Average Annual Return:
1 Year	(2.58%)
5 Years	(1.15%)
10 Years	2.29%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.21%)	[2]
5 Years	(3.39%)	[2]
10 Years	0.42%	[2]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.74%)	[2]
5 Years	(2.17%)	[2]
10 Years	0.90%	[2]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class B
Average Annual Return:
1 Year	(4.09%)
5 Years	(1.59%)
10 Years	2.08%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class C
Average Annual Return:
1 Year	(0.25%)
5 Years	(1.03%)
10 Years	2.11%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class R
Average Annual Return:
1 Year	1.13%
5 Years	(0.76%)
10 Years	2.39%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.61%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(0.59%)
5 Years	(0.81%)
Since Inception	4.03%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A
Average Annual Return:
1 Year	(1.44%)
5 Years	1.25%
Since Inception	6.03%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.46%)	[2]
5 Years	(2.09%)	[2]
Since Inception	3.19%	[2]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.93%)	[2]
5 Years	(0.86%)	[2]
Since Inception	3.66%	[2]
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class B
Average Annual Return:
1 Year	(1.92%)
5 Years	1.20%
Since Inception	5.78%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class C
Average Annual Return:
1 Year	0.70%
5 Years	1.27%
Since Inception	5.65%
Inception Date of Fund	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	4.97%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.34%)
5 Years	(3.22%)
Since Inception	(6.97%)
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(11.77%)
5 Years	(15.97%)
Since Inception	(14.06%)
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A
Average Annual Return:
1 Year	(8.85%)
5 Years	2.11%
Since Inception	0.47%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.53%)	[2]
5 Years	(0.78%)	[2]
Since Inception	(1.70%)	[2]
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.73%)	[2]
5 Years	1.54%	[2]
Since Inception	none	[2]
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class C
Average Annual Return:
1 Year	(7.06%)
5 Years	2.14%
Since Inception	0.17%
Inception Date of Fund	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.62%
Since Inception	5.51%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	8.71%
Since Inception	5.65%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Average Annual Return:
1 Year	2.93%
Since Inception	3.14%
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.91%	[2]
Since Inception	3.05%	[2]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.44%	[2]
Since Inception	2.83%	[2]
Inception Date of Fund	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class C
Average Annual Return:
1 Year	5.44%
Since Inception	4.45%
Inception Date of Fund	Oct 30, 2009

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.66%. For the periods shown in the bar chart, the highest quarterly return was 7.63% in the Q3 2009, and the lowest quarterly return was -4.74% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	6.28%
10 Years	rr_AverageAnnualReturnYear10	5.54%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.17%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	451
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,299
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	451
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	789
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,299
Annual Return 2002	rr_AnnualReturn2002	6.05%
Annual Return 2003	rr_AnnualReturn2003	2.73%
Annual Return 2004	rr_AnnualReturn2004	2.38%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	4.27%
Annual Return 2007	rr_AnnualReturn2007	0.27%
Annual Return 2008	rr_AnnualReturn2008	(8.08%)
Annual Return 2009	rr_AnnualReturn2009	13.68%
Annual Return 2010	rr_AnnualReturn2010	4.74%
Annual Return 2011	rr_AnnualReturn2011	5.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.66%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.63% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.74% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.74%)
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	2.90%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.56%	[81]
5 Years	rr_AverageAnnualReturnYear05	2.28%	[81]
10 Years	rr_AverageAnnualReturnYear10	2.81%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.17%	[81]
5 Years	rr_AverageAnnualReturnYear05	2.45%	[81]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	832
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,818
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.49%
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and California income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from seven to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	453
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
(PIMCO Bond Funds - Retail) | (PIMCO California Municipal Bond Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.39%. For the periods shown in the bar chart, the highest quarterly return was 1.89% in the Q3 2009, and the lowest quarterly return was -0.62% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,111
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,111
Annual Return 2007	rr_AnnualReturn2007	2.66%
Annual Return 2008	rr_AnnualReturn2008	2.21%
Annual Return 2009	rr_AnnualReturn2009	3.91%
Annual Return 2010	rr_AnnualReturn2010	0.79%
Annual Return 2011	rr_AnnualReturn2011	0.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.39%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.89% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.62% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.62%)
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.94%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.47%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.88%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	569
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include "synthetic" convertible securities. Synthetic convertible securities, which may be created by a third party or Pacific Investment Management Company LLC ("PIMCO"), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. In both the bar chart and Average Annual Total Returns table, for periods when Class A and Class C shares of the Fund were not operational (including February 1, 2003 through April 27, 2011), performance information shown for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch All Convertibles Index is an unmanaged index comprised of convertible bonds and preferred securities. The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.90%. For the periods shown in the bar chart, the highest quarterly return was 20.69% in the Q3 2009, and the lowest quarterly return was -20.46% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.88%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	4.91%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	654
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	875
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Annual Return 2002	rr_AnnualReturn2002	(7.63%)
Annual Return 2003	rr_AnnualReturn2003	31.43%
Annual Return 2004	rr_AnnualReturn2004	8.04%
Annual Return 2005	rr_AnnualReturn2005	0.14%
Annual Return 2006	rr_AnnualReturn2006	12.80%
Annual Return 2007	rr_AnnualReturn2007	7.22%
Annual Return 2008	rr_AnnualReturn2008	(35.00%)
Annual Return 2009	rr_AnnualReturn2009	44.45%
Annual Return 2010	rr_AnnualReturn2010	17.47%
Annual Return 2011	rr_AnnualReturn2011	(3.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.90%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 20.69% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -20.46% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.46%)
1 Year	rr_AverageAnnualReturnYear01	(8.47%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.53%)	[81]
5 Years	rr_AverageAnnualReturnYear05	0.52%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.64%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.33%)	[81]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.51%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	4.65%
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	225.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	502
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	772
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,884
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	502
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	772
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,884
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
(PIMCO Bond Funds - Retail) | (PIMCO Credit Absolute Return Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD (the "Blended Benchmark"). The Fund believes the Blended Benchmark reflects the Fund's investment strategy more accurately than the Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). The Barclays Global Aggregate Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.92%. For the periods shown in the bar chart, the highest quarterly return was 12.86% in the Q2 2009, and the lowest quarterly return was -6.55% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.99%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,720
Annual Return 2004	rr_AnnualReturn2004	8.91%
Annual Return 2005	rr_AnnualReturn2005	5.47%
Annual Return 2006	rr_AnnualReturn2006	7.19%
Annual Return 2007	rr_AnnualReturn2007	3.56%
Annual Return 2008	rr_AnnualReturn2008	(13.69%)
Annual Return 2009	rr_AnnualReturn2009	31.05%
Annual Return 2010	rr_AnnualReturn2010	13.81%
Annual Return 2011	rr_AnnualReturn2011	4.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.92%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 12.86% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.55% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.55%)
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)	[81]
5 Years	rr_AverageAnnualReturnYear05	3.70%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.72%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	543
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,076
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
5 Years	rr_AverageAnnualReturnYear05	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of June 30, 2012 was 4.68 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.72%. For the periods shown in the bar chart, the highest quarterly return was 17.54% in the Q2 2009, and the lowest quarterly return was -8.24% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversifed Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	507
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,938
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	507
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	787
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,938
Annual Return 2007	rr_AnnualReturn2007	11.88%
Annual Return 2008	rr_AnnualReturn2008	(11.07%)
Annual Return 2009	rr_AnnualReturn2009	28.69%
Annual Return 2010	rr_AnnualReturn2010	15.01%
Annual Return 2011	rr_AnnualReturn2011	(1.23%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.72%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.54% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.24% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
1 Year	rr_AverageAnnualReturnYear01	(4.89%)
5 Years	rr_AverageAnnualReturnYear05	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.40%)	[81]
5 Years	rr_AverageAnnualReturnYear05	4.33%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.14%)	[81]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.35%. For the periods shown in the bar chart, the highest quarterly return was 16.91% in the Q4 2002, and the lowest quarterly return was -7.47% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	11.04%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	498
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,830
Annual Return 2002	rr_AnnualReturn2002	12.37%
Annual Return 2003	rr_AnnualReturn2003	32.01%
Annual Return 2004	rr_AnnualReturn2004	11.78%
Annual Return 2005	rr_AnnualReturn2005	11.28%
Annual Return 2006	rr_AnnualReturn2006	9.33%
Annual Return 2007	rr_AnnualReturn2007	5.20%
Annual Return 2008	rr_AnnualReturn2008	(14.34%)
Annual Return 2009	rr_AnnualReturn2009	30.02%
Annual Return 2010	rr_AnnualReturn2010	12.59%
Annual Return 2011	rr_AnnualReturn2011	6.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.35%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 16.91% in the Q4 2002,
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.47% in the Q4 2008.
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.47%)
1 Year	rr_AverageAnnualReturnYear01	2.30%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	10.53%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.61%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.94%	[81]
10 Years	rr_AverageAnnualReturnYear10	7.53%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.94%	[81]
10 Years	rr_AverageAnnualReturnYear10	7.33%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,873
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	10.38%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	10.13%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and Class C shares (November 18, 2011), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.81%. For the periods shown in the bar chart, the highest quarterly return was 5.94% in the Q3 2010, and the lowest quarterly return was -5.49% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,256
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	536
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	876
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,256
Annual Return 2010	rr_AnnualReturn2010	11.96%
Annual Return 2011	rr_AnnualReturn2011	0.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.81%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.94% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.49% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.49%)
1 Year	rr_AverageAnnualReturnYear01	(3.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.70%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.97%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Corporate Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund's investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.32%. For the periods shown in the bar chart, the highest quarterly return was 15.74% in the Q2 2009, and the lowest quarterly return was -11.84% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	498
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,830
Annual Return 2006	rr_AnnualReturn2006	11.49%
Annual Return 2007	rr_AnnualReturn2007	12.76%
Annual Return 2008	rr_AnnualReturn2008	(14.90%)
Annual Return 2009	rr_AnnualReturn2009	21.13%
Annual Return 2010	rr_AnnualReturn2010	7.47%
Annual Return 2011	rr_AnnualReturn2011	(5.33%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.32%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 15.74% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -11.84% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.84%)
1 Year	rr_AverageAnnualReturnYear01	(8.88%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.28%)	[81]
5 Years	rr_AverageAnnualReturnYear05	0.97%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.30%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
1 Year	rr_AverageAnnualReturnYear01	(6.97%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Retail) | (PIMCO Extended Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of June 30, 2012 was 28.41 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.39%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -15.18% in the Q4 2010.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Average Annual Total Returns

(PIMCO Extended Duration Fund)                                             Since Inception

                                                          1 Year  5 Years  (Aug. 31, 2006)

                                                          ------  -------  ---------------

Institutional Class                                       55.81%   15.85%       15.36%

Institutional Class Return

   After Taxes on Distributions(1)                        49.99%   11.11%       10.77%

Institutional Class Return After Taxes

   on Distributions and Sales of Fund Shares(1)           36.13%   10.71%       10.38%

Citigroup STRIPS Index, 20+ Year Sub-Index

   (reflects no deductions for fees, expenses or taxes)   58.12%   14.75%       14.32%

Lipper Corporate Debt Funds BBB-Rated Funds Average

   (reflects no deductions for taxes)                      7.16%    6.24%        6.37%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Extended Duration Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current yield consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-related securities). In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.60%. For the periods shown in the bar chart, the highest quarterly return was 13.44% in the Q2 2009, and the lowest quarterly return was -15.46% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,365
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	320
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	521
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,365
Annual Return 2005	rr_AnnualReturn2005	4.98%
Annual Return 2006	rr_AnnualReturn2006	8.60%
Annual Return 2007	rr_AnnualReturn2007	0.19%
Annual Return 2008	rr_AnnualReturn2008	(25.01%)
Annual Return 2009	rr_AnnualReturn2009	34.26%
Annual Return 2010	rr_AnnualReturn2010	6.57%
Annual Return 2011	rr_AnnualReturn2011	(5.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.60%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.44% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -15.46% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
1 Year	rr_AverageAnnualReturnYear01	(7.19%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.45%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(1.77%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.64%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(1.02%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	(6.24%)
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	486.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.12%. For the periods shown in the bar chart, the highest quarterly return was 13.88% in the Q3 2009, and the lowest quarterly return was -10.30% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2005	rr_AnnualReturn2005	(9.47%)
Annual Return 2006	rr_AnnualReturn2006	6.17%
Annual Return 2007	rr_AnnualReturn2007	9.97%
Annual Return 2008	rr_AnnualReturn2008	(4.48%)
Annual Return 2009	rr_AnnualReturn2009	20.79%
Annual Return 2010	rr_AnnualReturn2010	11.97%
Annual Return 2011	rr_AnnualReturn2011	7.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.12%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.88% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.30% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.30%)
1 Year	rr_AverageAnnualReturnYear01	3.88%
5 Years	rr_AverageAnnualReturnYear05	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.28%	[81]
5 Years	rr_AverageAnnualReturnYear05	5.52%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%	[81]
5 Years	rr_AverageAnnualReturnYear05	5.33%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years	rr_AverageAnnualReturnYear05	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.68%. For the periods shown in the bar chart, the highest quarterly return was 8.59% in the Q3 2009, and the lowest quarterly return was -2.84% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	4.59%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	7.21%
Annual Return 2003	rr_AnnualReturn2003	3.09%
Annual Return 2004	rr_AnnualReturn2004	6.17%
Annual Return 2005	rr_AnnualReturn2005	5.24%
Annual Return 2006	rr_AnnualReturn2006	2.48%
Annual Return 2007	rr_AnnualReturn2007	3.51%
Annual Return 2008	rr_AnnualReturn2008	(2.84%)
Annual Return 2009	rr_AnnualReturn2009	18.48%
Annual Return 2010	rr_AnnualReturn2010	8.69%
Annual Return 2011	rr_AnnualReturn2011	6.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.68%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.59% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.84% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.31%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.81%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.42%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.77%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.43%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,485
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,485
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	5.17%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	4.93%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	5.44%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	415.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index�� ("GLADI") (NY Close), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing���as bond prices tend to be inversely related to GDP growth rates���and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The Fund began operations on 02/05/09. Lipper comparisons began on 01/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.81%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q3 2010, and the lowest quarterly return was -1.69% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Lipper Global Income Funds Average (reflects deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	483
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,665
Annual Return 2010	rr_AnnualReturn2010	7.17%
Annual Return 2011	rr_AnnualReturn2011	4.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.81%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.90% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.69% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
1 Year	rr_AverageAnnualReturnYear01	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.82%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
1 Year	rr_AverageAnnualReturnYear01	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	348.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.68%. For the periods shown in the bar chart, the highest quarterly return was 7.41% in the Q3 2009, and the lowest quarterly return was -3.33% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	4.97%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	8.85%
Annual Return 2003	rr_AnnualReturn2003	3.52%
Annual Return 2004	rr_AnnualReturn2004	5.68%
Annual Return 2005	rr_AnnualReturn2005	4.56%
Annual Return 2006	rr_AnnualReturn2006	2.53%
Annual Return 2007	rr_AnnualReturn2007	4.58%
Annual Return 2008	rr_AnnualReturn2008	(2.74%)
Annual Return 2009	rr_AnnualReturn2009	14.84%
Annual Return 2010	rr_AnnualReturn2010	8.10%
Annual Return 2011	rr_AnnualReturn2011	8.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.68%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.41% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.33% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.33%)
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.92%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.86%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.65%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.76%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.59%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,485
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,485
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	5.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	4.93%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,397% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2397.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.65%. For the periods shown in the bar chart, the highest quarterly return was 3.72% in the Q3 2006, and the lowest quarterly return was -0.71% in the Q2 2004.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	5.83%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	6.41%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	8.54%
Annual Return 2003	rr_AnnualReturn2003	2.93%
Annual Return 2004	rr_AnnualReturn2004	3.71%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	7.03%
Annual Return 2008	rr_AnnualReturn2008	4.87%
Annual Return 2009	rr_AnnualReturn2009	9.32%
Annual Return 2010	rr_AnnualReturn2010	7.53%
Annual Return 2011	rr_AnnualReturn2011	7.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.65%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 3.72% in the Q3 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.71% in the Q2 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.71%)
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	5.51%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.30%	[81]
5 Years	rr_AverageAnnualReturnYear05	4.43%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.79%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.59%	[81]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.70%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,485
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,485
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	5.36%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	6.18%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	5.12%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisions began on 01/31/09. The Lipper U.S. Government Money Markets Funds Average, is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 0.01% in the Q2 2010, and the lowest quarterly return was 0.01% in the Q2 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Lipper U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	542
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.02%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 0.01% in the Q2 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.01% in the Q2 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	542
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	726
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of June 30, 2012 was 3.62 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.46%. For the periods shown in the bar chart, the highest quarterly return was 17.01% in the Q2 2009, and the lowest quarterly return was -13.14% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	7.00%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	7.94%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	(1.23%)
Annual Return 2003	rr_AnnualReturn2003	23.20%
Annual Return 2004	rr_AnnualReturn2004	9.02%
Annual Return 2005	rr_AnnualReturn2005	4.21%
Annual Return 2006	rr_AnnualReturn2006	9.00%
Annual Return 2007	rr_AnnualReturn2007	3.31%
Annual Return 2008	rr_AnnualReturn2008	(23.98%)
Annual Return 2009	rr_AnnualReturn2009	43.56%
Annual Return 2010	rr_AnnualReturn2010	13.84%
Annual Return 2011	rr_AnnualReturn2011	3.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.46%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.01% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -13.14% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.14%)
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	6.79%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.67%)	[81]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.07%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.16%)	[81]
5 Years	rr_AverageAnnualReturnYear05	2.67%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.16%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,485
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,485
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	6.64%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	6.41%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	3.38%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	6.93%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (commonly known as "junk bonds"). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (December 29, 2006), performance information shown in the table for Class C shares is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's primary benchmark is a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.42%. For the periods shown in the bar chart, the highest quarterly return was 13.09% in the Q3 2009, and the lowest quarterly return was -21.10% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,385
Annual Return 2007	rr_AnnualReturn2007	(5.90%)
Annual Return 2008	rr_AnnualReturn2008	(28.02%)
Annual Return 2009	rr_AnnualReturn2009	31.23%
Annual Return 2010	rr_AnnualReturn2010	4.62%
Annual Return 2011	rr_AnnualReturn2011	8.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.42%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.09% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -21.10% in the Q4 2008.
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%	[81]
5 Years	rr_AverageAnnualReturnYear05	(0.58%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%	[81]
5 Years	rr_AverageAnnualReturnYear05	0.21%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bank of America/Merrill Lynch Global High Yield, Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of June 30, 2012 was 3.42 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of June 30, 2012 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Class R shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.27%. For the periods shown in the bar chart, the highest quarterly return was 7.81% in the Q4 2011, and the lowest quarterly return was -9.15% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,493
Annual Return 2011	rr_AnnualReturn2011	2.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.27%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.81% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -9.15% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.15%)
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.81%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,004
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	531
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,004
1 Year	rr_AverageAnnualReturnYear01	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Spectrum Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,450
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	376
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	655
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,450
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 311% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.45%. For the periods shown in the bar chart, the highest quarterly return was 9.48% in the Q3 2009, and the lowest quarterly return was -2.57% in the Q1 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	474
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	474
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	684
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	912
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,565
Annual Return 2008	rr_AnnualReturn2008	(5.93%)
Annual Return 2009	rr_AnnualReturn2009	18.63%
Annual Return 2010	rr_AnnualReturn2010	19.96%
Annual Return 2011	rr_AnnualReturn2011	5.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.45%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 9.48% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.57% in the Q1 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.57%)
1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.64%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
1 Year	rr_AverageAnnualReturnYear01	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 6.48 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and Class C shares (July 30, 2004), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC- registered. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.32%. For the periods shown in the bar chart, the highest quarterly return was 9.07% in the Q2 2009, and the lowest quarterly return was -5.35% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	6.35%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	11.02%
Annual Return 2003	rr_AnnualReturn2003	9.94%
Annual Return 2004	rr_AnnualReturn2004	5.57%
Annual Return 2005	rr_AnnualReturn2005	2.11%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	6.73%
Annual Return 2008	rr_AnnualReturn2008	1.47%
Annual Return 2009	rr_AnnualReturn2009	18.27%
Annual Return 2010	rr_AnnualReturn2010	11.28%
Annual Return 2011	rr_AnnualReturn2011	6.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.32%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 9.07% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.35% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.35%)
1 Year	rr_AverageAnnualReturnYear01	2.43%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	7.14%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.23%	[81]
5 Years	rr_AverageAnnualReturnYear05	5.12%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.64%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%	[81]
5 Years	rr_AverageAnnualReturnYear05	5.21%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.67%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(PIMCO Bond Funds - Retail) | (PIMCO Long Duration Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 219% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	219.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.32%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the Q4 2008, and the lowest quarterly return was -5.92% in the Q1 2009.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Average Annual Total Returns

(PIMCO Long Duration Total Return Fund)                                    Since Inception

                                                          1 Year  5 Years  (Aug. 31, 2006)

                                                          ------  -------  ---------------

Institutional Class                                       18.57%   11.12%       10.93%

Institutional Class Return

   After Taxes on Distributions (1)                       15.44%    8.47%        8.33%

Institutional Class Return After Taxes

   on Distributions and Sales of Fund Shares(1)           12.35%    8.03%        7.90%

Barclays Long-Term Government/Credit Index

   (reflects no deductions for fees, expenses or taxes)   22.49%    9.71%        9.64%

Lipper Corporate Debt Funds BBB-Rated Funds Average

   (reflects no deductions for taxes)                      7.16%    6.24%        6.37%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Long Duration Total Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term Credit Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 12.13 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance,which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.62%. For the periods shown in the bar chart, the highest quarterly return was 8.09% in the Q3 2010, and the lowest quarterly return was -2.78% in the Q4 2010.

(1) The bar chart and the Average Annual Total Returns Chart show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Average Annual Total Returns

(PIMCO Long-Term Credit Fund)                                     Since Inception

                                                          1 Year  (Mar. 31, 2009)

                                                          ------  ---------------

Institutional Class                                       17.10%       18.89%

Institutional Class Return

   After Taxes on Distributions (1)                       13.12%       14.85%

Institutional Class Return After Taxes on

   Distributions and Sales of Fund Shares (1)             11.24%       13.91%

Barclays U.S. Long Credit Index

   (reflects no deductions for fees, expenses or taxes)   17.13%       19.34%

Lipper General Bond Funds Average

   (reflects no deductions for taxes)                      7.84%       10.47%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO Bond Funds - Retail) | (PIMCO Long-Term Credit Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	468
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,498
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	468
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	666
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,498
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC ("PIMCO") may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.51%. For the periods shown in the bar chart, the highest quarterly return was 22.54% in the Q3 2011, and the lowest quarterly return was -7.83% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	4.88%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.93%
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years	rr_AverageAnnualReturnYear10	8.95%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	457
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,368
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	457
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	632
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	821
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,368
Annual Return 2002	rr_AnnualReturn2002	18.41%
Annual Return 2003	rr_AnnualReturn2003	3.30%
Annual Return 2004	rr_AnnualReturn2004	6.83%
Annual Return 2005	rr_AnnualReturn2005	4.46%
Annual Return 2006	rr_AnnualReturn2006	0.76%
Annual Return 2007	rr_AnnualReturn2007	8.77%
Annual Return 2008	rr_AnnualReturn2008	13.15%
Annual Return 2009	rr_AnnualReturn2009	(2.47%)
Annual Return 2010	rr_AnnualReturn2010	11.65%
Annual Return 2011	rr_AnnualReturn2011	27.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.54% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.83% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.83%)
1 Year	rr_AverageAnnualReturnYear01	22.83%
5 Years	rr_AverageAnnualReturnYear05	10.48%
10 Years	rr_AverageAnnualReturnYear10	8.51%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%	[81]
5 Years	rr_AverageAnnualReturnYear05	7.24%	[81]
10 Years	rr_AverageAnnualReturnYear10	5.97%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.72%	[81]
5 Years	rr_AverageAnnualReturnYear05	7.09%	[81]
10 Years	rr_AverageAnnualReturnYear10	5.86%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	511
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,411
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	863
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,411
1 Year	rr_AverageAnnualReturnYear01	23.17%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	8.36%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	863
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,884
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	863
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,884
1 Year	rr_AverageAnnualReturnYear01	25.68%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	8.12%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	437.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.09%. For the periods shown in the bar chart, the highest quarterly return was 7.01% in the Q2 2009, and the lowest quarterly return was -3.89% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.75%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	305
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	475
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,193
Annual Return 2002	rr_AnnualReturn2002	7.15%
Annual Return 2003	rr_AnnualReturn2003	2.49%
Annual Return 2004	rr_AnnualReturn2004	1.91%
Annual Return 2005	rr_AnnualReturn2005	1.09%
Annual Return 2006	rr_AnnualReturn2006	3.32%
Annual Return 2007	rr_AnnualReturn2007	7.47%
Annual Return 2008	rr_AnnualReturn2008	(1.68%)
Annual Return 2009	rr_AnnualReturn2009	12.92%
Annual Return 2010	rr_AnnualReturn2010	4.56%
Annual Return 2011	rr_AnnualReturn2011	1.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.09%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.01% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.89% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.72%)	[81]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[81]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.60%)	[81]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[81]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,643
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,643
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	3.44%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.51%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	3.72%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by complying with the quality, maturity and diversification of securities requirements applicable to money market funds. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so. The Fund may invest in the following U.S. dollar-denominated instruments: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.03%. For the periods shown in the bar chart, the highest quarterly return was 1.23% in the Q4 2006, and the lowest quarterly return was 0.01% in the Q1 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Lipper Money Market Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.56%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	714
Annual Return 2002	rr_AnnualReturn2002	1.24%
Annual Return 2003	rr_AnnualReturn2003	0.55%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	4.56%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	2.06%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.03%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.23% in the Q4 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.01% in the Q1 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.68%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,181
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,181
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.26%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	714
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.68%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,322% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1322.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may,without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.26%. For the periods shown in the bar chart, the highest quarterly return was 5.21% in the Q3 2009, and the lowest quarterly return was -1.59% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.59%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	9.01%
Annual Return 2003	rr_AnnualReturn2003	3.79%
Annual Return 2004	rr_AnnualReturn2004	4.53%
Annual Return 2005	rr_AnnualReturn2005	2.05%
Annual Return 2006	rr_AnnualReturn2006	5.14%
Annual Return 2007	rr_AnnualReturn2007	6.91%
Annual Return 2008	rr_AnnualReturn2008	(0.83%)
Annual Return 2009	rr_AnnualReturn2009	13.94%
Annual Return 2010	rr_AnnualReturn2010	8.95%
Annual Return 2011	rr_AnnualReturn2011	5.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.21% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.59% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.59%)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	5.38%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)	[81]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.44%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.67%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.46%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,485
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,485
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	5.23%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	4.99%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B and Class C shares in the Average Annual Total Returns table reflect the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.64%. For the periods shown in the bar chart, the highest quarterly return was 10.53% in the Q3 2009, and the lowest quarterly return was -12.53% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	4.38%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.38%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	449
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,270
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	449
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,270
Annual Return 2002	rr_AnnualReturn2002	7.91%
Annual Return 2003	rr_AnnualReturn2003	4.92%
Annual Return 2004	rr_AnnualReturn2004	2.51%
Annual Return 2005	rr_AnnualReturn2005	3.48%
Annual Return 2006	rr_AnnualReturn2006	5.04%
Annual Return 2007	rr_AnnualReturn2007	0.48%
Annual Return 2008	rr_AnnualReturn2008	(19.88%)
Annual Return 2009	rr_AnnualReturn2009	20.28%
Annual Return 2010	rr_AnnualReturn2010	3.23%
Annual Return 2011	rr_AnnualReturn2011	8.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.64%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 10.53% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -12.53% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.53%)
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	2.91%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.72%	[81]
5 Years	rr_AverageAnnualReturnYear05	0.95%	[81]
10 Years	rr_AverageAnnualReturnYear10	2.81%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.45%	[81]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[81]
10 Years	rr_AverageAnnualReturnYear10	2.96%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,588
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	2.69%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	2.71%
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum tax exempt income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to nine years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	454
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	454
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
(PIMCO Bond Funds - Retail) | (PIMCO National Intermediate Municipal Bond Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts,whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009) performance information shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.09%. For the periods shown in the bar chart, the highest quarterly return was 7.68% in the Q3 2009, and the lowest quarterly return was -3.84% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	4.46%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	5.44%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	451
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,299
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	451
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	789
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,299
Annual Return 2002	rr_AnnualReturn2002	11.17%
Annual Return 2003	rr_AnnualReturn2003	4.50%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	2.72%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	2.24%
Annual Return 2008	rr_AnnualReturn2008	(4.84%)
Annual Return 2009	rr_AnnualReturn2009	12.91%
Annual Return 2010	rr_AnnualReturn2010	3.04%
Annual Return 2011	rr_AnnualReturn2011	6.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.09%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.68% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.84% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.84%)
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	4.19%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.62%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.08%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.07%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.93%	[81]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.00%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	832
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,818
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	3.78%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. TIPS Index, as calculated by PIMCO, which as of June 30, 2012 was 6.20 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Inflation Notes Index. The Lipper Treasury Inflation-Protected Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.25%. For the periods shown in the bar chart, the highest quarterly return was 7.58% in the Q3 2002, and the lowest quarterly return was -5.87% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	7.05%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	460
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	460
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,407
Annual Return 2002	rr_AnnualReturn2002	16.54%
Annual Return 2003	rr_AnnualReturn2003	8.02%
Annual Return 2004	rr_AnnualReturn2004	8.70%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	(0.17%)
Annual Return 2007	rr_AnnualReturn2007	11.09%
Annual Return 2008	rr_AnnualReturn2008	(6.84%)
Annual Return 2009	rr_AnnualReturn2009	18.43%
Annual Return 2010	rr_AnnualReturn2010	7.33%
Annual Return 2011	rr_AnnualReturn2011	11.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.25%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.58% in the Q3 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.87% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	7.06%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.84%	[81]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[81]
10 Years	rr_AverageAnnualReturnYear10	5.08%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%	[81]
5 Years	rr_AverageAnnualReturnYear05	5.04%	[81]
10 Years	rr_AverageAnnualReturnYear10	4.93%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,721
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,721
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	6.83%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	6.86%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	7.12%
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Fund's benchmark index is the Credit Suisse Institutional Leverage Loan Index. The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	483
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,665
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
(PIMCO Bond Funds - Retail) | (PIMCO Senior Floating Rate Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[55],[56]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	284
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	410
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[55],[56]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
(PIMCO Bond Funds - Retail) | (PIMCO Short Asset Investment Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[55],[56]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Lipper Short Municipal Debt Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.78%. For the periods shown in the bar chart, the highest quarterly return was 2.58% in the Q1 2009, and the lowest quarterly return was -11.00% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	2.64%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.42%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.48%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,111
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,111
Annual Return 2002	rr_AnnualReturn2002	2.53%
Annual Return 2003	rr_AnnualReturn2003	2.07%
Annual Return 2004	rr_AnnualReturn2004	0.39%
Annual Return 2005	rr_AnnualReturn2005	1.59%
Annual Return 2006	rr_AnnualReturn2006	3.98%
Annual Return 2007	rr_AnnualReturn2007	0.81%
Annual Return 2008	rr_AnnualReturn2008	(14.07%)
Annual Return 2009	rr_AnnualReturn2009	7.91%
Annual Return 2010	rr_AnnualReturn2010	1.50%
Annual Return 2011	rr_AnnualReturn2011	0.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.78%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.58% in the Q1 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -11.00% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.00%)
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	0.32%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(1.54%)	[81]
10 Years	rr_AverageAnnualReturnYear10	0.26%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(0.98%)	[81]
10 Years	rr_AverageAnnualReturnYear10	0.57%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	569
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
10 Years	rr_AverageAnnualReturnYear10	0.23%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	307.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.75%. For the periods shown in the bar chart, the highest quarterly return was 3.52% in the Q2 2009, and the lowest quarterly return was -2.03% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.22%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,088
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	296
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	447
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	611
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,088
Annual Return 2002	rr_AnnualReturn2002	2.45%
Annual Return 2003	rr_AnnualReturn2003	2.14%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	2.34%
Annual Return 2006	rr_AnnualReturn2006	4.22%
Annual Return 2007	rr_AnnualReturn2007	4.18%
Annual Return 2008	rr_AnnualReturn2008	(1.65%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	1.58%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.75%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 3.52% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.03% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.03%)
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.30%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.78%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.08%	[81]
10 Years	rr_AverageAnnualReturnYear10	1.32%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.36%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.23%	[81]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,543
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	2.00%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.23%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.29%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	584.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class B, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.55%. For the periods shown in the bar chart, the highest quarterly return was 5.93% in the Q3 2009, and the lowest quarterly return was -2.30% in the Q2 2004.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,385
Annual Return 2002	rr_AnnualReturn2002	9.69%
Annual Return 2003	rr_AnnualReturn2003	5.07%
Annual Return 2004	rr_AnnualReturn2004	4.65%
Annual Return 2005	rr_AnnualReturn2005	2.41%
Annual Return 2006	rr_AnnualReturn2006	3.51%
Annual Return 2007	rr_AnnualReturn2007	8.57%
Annual Return 2008	rr_AnnualReturn2008	4.32%
Annual Return 2009	rr_AnnualReturn2009	13.33%
Annual Return 2010	rr_AnnualReturn2010	8.36%
Annual Return 2011	rr_AnnualReturn2011	3.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.55%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.93% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.30% in the Q2 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	5.91%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.36%)	[81]
5 Years	rr_AverageAnnualReturnYear05	4.58%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.92%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[81]
5 Years	rr_AverageAnnualReturnYear05	4.54%	[81]
10 Years	rr_AverageAnnualReturnYear10	3.91%	[81]
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	705
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,428
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,428
1 Year	rr_AverageAnnualReturnYear01	(0.53%)
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	5.76%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	5.52%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	6.05%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	771.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,385
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund IV) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Treasury securities. The Fund may invest in the following: U.S. Treasury bills, notes, trust receipts and other direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Once the Fund commences operations, performance for the Fund will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once the Fund commences operations, performance for the Fund will be updated daily and quarterly and may be obtained as follows: daily updates on the net sset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
(PIMCO Bond Funds - Retail) | (PIMCO Treasury Money Market Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[55]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,001% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1001.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, Class C and Class R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index (Resets Quarterly). LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. The Lipper Absolute Return Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.25%. For the periods shown in the bar chart, the highest quarterly return was 5.41% in the Q2 2009, and the lowest quarterly return was -1.16% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	503
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,895
Annual Return 2009	rr_AnnualReturn2009	12.64%
Annual Return 2010	rr_AnnualReturn2010	5.21%
Annual Return 2011	rr_AnnualReturn2011	0.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.25%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.41% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.16% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.16%)
1 Year	rr_AverageAnnualReturnYear01	(3.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.22%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 137 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper General Bond Funds Average is a total return performance average of the funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.56%. For the periods shown in the bar chart, the highest quarterly return was 2.25% in the Q3 2010, and the lowest quarterly return was -2.84% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | 3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	483
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,665
Annual Return 2010	rr_AnnualReturn2010	1.37%
Annual Return 2011	rr_AnnualReturn2011	(0.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.56%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.25% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.84% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.32%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.53%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper California Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.83%. For the periods shown in the bar chart, the highest quarterly return was 7.72% in the Q3 2009, and the lowest quarterly return was -4.66% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Barclays California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	6.28%
10 Years	rr_AverageAnnualReturnYear10	5.54%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.17%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	71
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	222
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	387
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	865
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	248
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	431
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	960
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	3.22%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	143
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	561
Annual Return 2002	rr_AnnualReturn2002	6.46%
Annual Return 2003	rr_AnnualReturn2003	3.17%
Annual Return 2004	rr_AnnualReturn2004	2.81%
Annual Return 2005	rr_AnnualReturn2005	2.12%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	0.63%
Annual Return 2008	rr_AnnualReturn2008	(7.77%)
Annual Return 2009	rr_AnnualReturn2009	14.05%
Annual Return 2010	rr_AnnualReturn2010	5.08%
Annual Return 2011	rr_AnnualReturn2011	5.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.83%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.72% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.66% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.66%)
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	3.59%
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.24%	[82]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.33%	[82]
10 Years	rr_AverageAnnualReturnYear10	3.57%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	175
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	305
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	683
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	3.50%
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and California income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from seven to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	45
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	141
(PIMCO Bond Funds - Institutional) | (PIMCO California Municipal Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	55
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	173
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. The Lipper California Short/Intermediate Municipal Debt Funds Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.59%. For the periods shown in the bar chart, the highest quarterly return was 1.99% in the Q3 2009, and the lowest quarterly return was -0.51% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Barclays California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	726
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	906
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	418
Annual Return 2007	rr_AnnualReturn2007	3.10%
Annual Return 2008	rr_AnnualReturn2008	2.63%
Annual Return 2009	rr_AnnualReturn2009	4.33%
Annual Return 2010	rr_AnnualReturn2010	1.20%
Annual Return 2011	rr_AnnualReturn2011	0.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.59%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.99% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.51% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.51%)
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.70%	[82]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.98%	[82]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include "synthetic" convertible securities. Synthetic convertible securities, which may be created by a third party or Pacific Investment Management Company LLC ("PIMCO"), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010) and periods when Class D shares of the Fund were not operational (including February 1, 2003 through April 27, 2011), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.03%. For the periods shown in the bar chart, the highest quarterly return was 20.81% in the Q3 2009, and the lowest quarterly return was -20.37% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	4.91%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[35]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	5.54%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[35]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	5.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[35]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	847
Annual Return 2002	rr_AnnualReturn2002	(7.26%)
Annual Return 2003	rr_AnnualReturn2003	31.95%
Annual Return 2004	rr_AnnualReturn2004	8.47%
Annual Return 2005	rr_AnnualReturn2005	0.55%
Annual Return 2006	rr_AnnualReturn2006	13.25%
Annual Return 2007	rr_AnnualReturn2007	7.65%
Annual Return 2008	rr_AnnualReturn2008	(34.74%)
Annual Return 2009	rr_AnnualReturn2009	45.02%
Annual Return 2010	rr_AnnualReturn2010	17.94%
Annual Return 2011	rr_AnnualReturn2011	(2.72%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.03%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 20.81% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -20.37% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.37%)
1 Year	rr_AverageAnnualReturnYear01	(2.72%)
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.86%)	[82]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.65%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.58%)	[82]
5 Years	rr_AverageAnnualReturnYear05	2.14%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.41%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[35]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	966
1 Year	rr_AverageAnnualReturnYear01	(2.95%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	5.74%
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	225.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. "Fixed Income Instruments" include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within zero to six years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment grade and high yield securities ("junk bonds") subject to a maximum of 50% of its total assets in securities rated below B- by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities of foreign issuers and may also invest in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in preferred stock, convertible securities and other equity-related instruments.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
(PIMCO Bond Funds - Institutional) | (PIMCO Credit Absolute Return Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD (the "Blended Benchmark"). The Fund believes the Blended Benchmark reflects the Fund's investment strategy more accurately than the Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 29, 2004), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). The Barclays Global Aggregate Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.13%. For the periods shown in the bar chart, the highest quarterly return was 12.97% in the Q2 2009, and the lowest quarterly return was -6.46% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.99%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Annual Return 2004	rr_AnnualReturn2004	9.39%
Annual Return 2005	rr_AnnualReturn2005	5.89%
Annual Return 2006	rr_AnnualReturn2006	7.62%
Annual Return 2007	rr_AnnualReturn2007	3.97%
Annual Return 2008	rr_AnnualReturn2008	(13.34%)
Annual Return 2009	rr_AnnualReturn2009	31.57%
Annual Return 2010	rr_AnnualReturn2010	14.26%
Annual Return 2011	rr_AnnualReturn2011	4.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.13%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 12.97% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.46% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.46%)
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.36%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.89%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.69%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
1 Year	rr_AverageAnnualReturnYear01	4.32%
5 Years	rr_AverageAnnualReturnYear05	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of June 30, 2012 was 4.68 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the Class P shares (May 30, 2008), Administrative Class shares (October 16, 2007), and Class D shares (July 31, 2007), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.95%. For the periods shown in the bar chart, the highest quarterly return was 17.65% in the Q2 2009, and the lowest quarterly return was -8.14% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
Annual Return 2007	rr_AnnualReturn2007	12.31%
Annual Return 2008	rr_AnnualReturn2008	(10.70%)
Annual Return 2009	rr_AnnualReturn2009	29.23%
Annual Return 2010	rr_AnnualReturn2010	15.53%
Annual Return 2011	rr_AnnualReturn2011	(0.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.95%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.65% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.14% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.14%)
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
5 Years	rr_AverageAnnualReturnYear05	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)	[82]
5 Years	rr_AverageAnnualReturnYear05	5.43%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)	[82]
5 Years	rr_AverageAnnualReturnYear05	5.38%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
1 Year	rr_AverageAnnualReturnYear01	(0.89%)
5 Years	rr_AverageAnnualReturnYear05	8.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance .

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.57%. For the periods shown in the bar chart, the highest quarterly return was 17.02% in the Q4 2002, and the lowest quarterly return was -7.38% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	11.04%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	6.46%
5 Years	rr_AverageAnnualReturnYear05	7.16%
10 Years	rr_AverageAnnualReturnYear10	11.13%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.96%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	12.83%
Annual Return 2003	rr_AnnualReturn2003	32.54%
Annual Return 2004	rr_AnnualReturn2004	12.23%
Annual Return 2005	rr_AnnualReturn2005	11.73%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(13.99%)
Annual Return 2009	rr_AnnualReturn2009	30.54%
Annual Return 2010	rr_AnnualReturn2010	13.06%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.57%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.02% in the Q4 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.38% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.38%)
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	11.41%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.82%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.02%	[82]
10 Years	rr_AverageAnnualReturnYear10	8.23%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.92%	[82]
10 Years	rr_AverageAnnualReturnYear10	8.00%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	11.29%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class D shares (November 18, 2011), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI). The index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.01%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2010, and the lowest quarterly return was -5.39% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Annual Return 2010	rr_AnnualReturn2010	12.40%
Annual Return 2011	rr_AnnualReturn2011	1.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.01%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.04% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.39% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.39%)
1 Year	rr_AverageAnnualReturnYear01	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund's investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which recalculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.52%. For the periods shown in the bar chart, the highest quarterly return was 15.85% in the Q2 2009, and the lowest quarterly return was -11.75% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | JP Morgan Emerging Local Markets Index Plus +Bid (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
Annual Return 2006	rr_AnnualReturn2006	11.94%
Annual Return 2007	rr_AnnualReturn2007	13.20%
Annual Return 2008	rr_AnnualReturn2008	(14.56%)
Annual Return 2009	rr_AnnualReturn2009	21.61%
Annual Return 2010	rr_AnnualReturn2010	7.90%
Annual Return 2011	rr_AnnualReturn2011	(4.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.52%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 15.85% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -11.75% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.75%)
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[82]
5 Years	rr_AverageAnnualReturnYear05	2.01%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.19%)	[82]
5 Years	rr_AverageAnnualReturnYear05	2.24%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Citigroup STRIPS Index, 20+ Year Sub-Index, as calculated by PIMCO, which as of June 30, 2012 was 28.41 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.39%. For the periods shown in the bar chart, the highest quarterly return was 52.32% in the Q3 2011, and the lowest quarterly return was -15.18% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	58.12%
5 Years	rr_AverageAnnualReturnYear05	14.75%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2007	rr_AnnualReturn2007	10.79%
Annual Return 2008	rr_AnnualReturn2008	49.19%
Annual Return 2009	rr_AnnualReturn2009	(28.19%)
Annual Return 2010	rr_AnnualReturn2010	12.85%
Annual Return 2011	rr_AnnualReturn2011	55.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.39%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 52.32% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -15.18% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.18%)
1 Year	rr_AverageAnnualReturnYear01	55.81%
5 Years	rr_AverageAnnualReturnYear05	15.85%
Since Inception	rr_AverageAnnualReturnSinceInception	15.36%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	49.99%	[82]
5 Years	rr_AverageAnnualReturnYear05	11.11%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.13%	[82]
5 Years	rr_AverageAnnualReturnYear05	10.71%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	10.38%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	55.65%
5 Years	rr_AverageAnnualReturnYear05	15.74%
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current yield consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-related securities). In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (December 31, 2005), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody's, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody's, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. The Lipper Loan Participation Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.80%. For the periods shown in the bar chart, the highest quarterly return was 13.55% in the Q2 2009, and the lowest quarterly return was -15.37% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Lipper Loan Participation Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2005	rr_AnnualReturn2005	5.40%
Annual Return 2006	rr_AnnualReturn2006	9.04%
Annual Return 2007	rr_AnnualReturn2007	0.59%
Annual Return 2008	rr_AnnualReturn2008	(24.71%)
Annual Return 2009	rr_AnnualReturn2009	34.80%
Annual Return 2010	rr_AnnualReturn2010	6.99%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.80%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.55% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -15.37% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.37%)
1 Year	rr_AverageAnnualReturnYear01	(4.66%)
5 Years	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.09%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(1.06%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.00%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(0.38%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 486% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	486.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (February 28, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.32%. For the periods shown in the bar chart, the highest quarterly return was 14.01% in the Q3 2009, and the lowest quarterly return was -10.19% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	8.11%
5 Years	rr_AverageAnnualReturnYear05	9.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	7.95%
5 Years	rr_AverageAnnualReturnYear05	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2005	rr_AnnualReturn2005	(9.06%)
Annual Return 2006	rr_AnnualReturn2006	6.64%
Annual Return 2007	rr_AnnualReturn2007	10.46%
Annual Return 2008	rr_AnnualReturn2008	(4.04%)
Annual Return 2009	rr_AnnualReturn2009	21.33%
Annual Return 2010	rr_AnnualReturn2010	12.47%
Annual Return 2011	rr_AnnualReturn2011	8.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.32%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.01% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.19% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.19%)
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.55%	[82]
5 Years	rr_AverageAnnualReturnYear05	6.64%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%	[82]
5 Years	rr_AverageAnnualReturnYear05	6.36%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	8.27%
5 Years	rr_AverageAnnualReturnYear05	9.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 355% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	355.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-US Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.88%. For the periods shown in the bar chart, the highest quarterly return was 8.71% in the Q3 2009, and the lowest quarterly return was -2.73% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	4.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	5.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	5.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	7.67%
Annual Return 2003	rr_AnnualReturn2003	3.56%
Annual Return 2004	rr_AnnualReturn2004	6.65%
Annual Return 2005	rr_AnnualReturn2005	5.72%
Annual Return 2006	rr_AnnualReturn2006	2.94%
Annual Return 2007	rr_AnnualReturn2007	3.97%
Annual Return 2008	rr_AnnualReturn2008	(2.40%)
Annual Return 2009	rr_AnnualReturn2009	19.01%
Annual Return 2010	rr_AnnualReturn2010	9.18%
Annual Return 2011	rr_AnnualReturn2011	6.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.88%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.71% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.73% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	6.18%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.90%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	415.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund's secondary benchmark index, PIMCO Global Advantage Bond Index�� ("GLADI") (NY Close), is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing���as bond prices tend to be inversely related to GDP growth rates���and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the Barclays U.S. Aggregate Index. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The Fund began operations on 02/05/09. Lipper comparisons began on 01/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.01%. For the periods shown in the bar chart, the highest quarterly return was 8.01% in the Q3 2010, and the lowest quarterly return was -1.58% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | PIMCO Global Advantage Bond Index�� (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Lipper Global Income Funds Average (reflects deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Annual Return 2010	rr_AnnualReturn2010	7.59%
Annual Return 2011	rr_AnnualReturn2011	4.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.01%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.01% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.58% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.58%)
1 Year	rr_AverageAnnualReturnYear01	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.27%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
1 Year	rr_AverageAnnualReturnYear01	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 267% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	267.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX New York Unhedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitations, the Fund may invest in mortgage-backed securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P (November 19, 2010) and Class D (July 31, 2008) shares performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.19%. For the periods shown in the bar chart, the highest quarterly return was 11.56% in the Q3 2009, and the lowest quarterly return was -8.87% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	7.58%
10 Years	rr_AverageAnnualReturnYear10	7.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	8.37%
10 Years	rr_AverageAnnualReturnYear10	8.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	8.21%
10 Years	rr_AverageAnnualReturnYear10	8.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2002	rr_AnnualReturn2002	21.33%
Annual Return 2003	rr_AnnualReturn2003	16.59%
Annual Return 2004	rr_AnnualReturn2004	11.57%
Annual Return 2005	rr_AnnualReturn2005	(6.36%)
Annual Return 2006	rr_AnnualReturn2006	5.85%
Annual Return 2007	rr_AnnualReturn2007	9.26%
Annual Return 2008	rr_AnnualReturn2008	(2.68%)
Annual Return 2009	rr_AnnualReturn2009	17.17%
Annual Return 2010	rr_AnnualReturn2010	11.24%
Annual Return 2011	rr_AnnualReturn2011	9.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.19%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.56% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.87% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	9.00%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[82]
10 Years	rr_AverageAnnualReturnYear10	6.49%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.95%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.66%	[82]
10 Years	rr_AverageAnnualReturnYear10	6.29%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	8.53%
10 Years	rr_AverageAnnualReturnYear10	8.89%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 348% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	348.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC ("PIMCO") selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global Index Hedged in USD, as calculated by PIMCO, which as of June 30, 2012 was 7.12 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. The Lipper Global Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.86%. For the periods shown in the bar chart, the highest quarterly return was 7.52% in the Q3 2009, and the lowest quarterly return was -3.23% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | JPMorgan GBI Global Index Hedged in USD (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	4.97%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Lipper Global Income Funds Average (reflects deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
1 Year	rr_AverageAnnualReturnYear01	8.33%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2002	rr_AnnualReturn2002	9.29%
Annual Return 2003	rr_AnnualReturn2003	3.93%
Annual Return 2004	rr_AnnualReturn2004	6.11%
Annual Return 2005	rr_AnnualReturn2005	4.98%
Annual Return 2006	rr_AnnualReturn2006	2.94%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	(2.35%)
Annual Return 2009	rr_AnnualReturn2009	15.30%
Annual Return 2010	rr_AnnualReturn2010	8.53%
Annual Return 2011	rr_AnnualReturn2011	8.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.86%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.52% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.23% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.23%)
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	6.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.19%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.92%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.32%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.72%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.21%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	6.75%
10 Years	rr_AverageAnnualReturnYear10	6.03%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,397% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2397.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. The Lipper GNMA Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.85%. For the periods shown in the bar chart, the highest quarterly return was 3.83% in the Q3 2006, and the lowest quarterly return was -0.61% in the Q2 2004.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Barclays GNMA Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	5.83%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	6.41%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	7.98%
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 Years	rr_AverageAnnualReturnYear10	5.91%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	9.08%
Annual Return 2003	rr_AnnualReturn2003	3.34%
Annual Return 2004	rr_AnnualReturn2004	4.13%
Annual Return 2005	rr_AnnualReturn2005	3.21%
Annual Return 2006	rr_AnnualReturn2006	5.06%
Annual Return 2007	rr_AnnualReturn2007	7.46%
Annual Return 2008	rr_AnnualReturn2008	5.29%
Annual Return 2009	rr_AnnualReturn2009	9.75%
Annual Return 2010	rr_AnnualReturn2010	7.96%
Annual Return 2011	rr_AnnualReturn2011	8.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.85%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 3.83% in the Q3 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.61% in the Q2 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.61%)
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	6.34%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.51%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.46%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.47%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.33%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.33%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	6.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class M shares. The Administrative Class and Class D of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Fund began operations on 01/27/09. Index comparisons began on 01/31/09. The Lipper Institutional U.S. Government Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. These funds are commonly limited to 401(k) and pension participants and often require high minimum investments and have lower total expense ratios relative to other money market funds. They intend to keep constant net asset value.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class M*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 0.02% in the Q3 2010, and the lowest quarterly return was 0.01% in the Q2 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return 2010	rr_AnnualReturn2010	0.06%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.02%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 0.02% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.01% in the Q2 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	90
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	356
1 Year	rr_AverageAnnualReturnYear01	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 27, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of June 30, 2012 was 3.62 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.64%. For the periods shown in the bar chart, the highest quarterly return was 17.11% in the Q2 2009, and the lowest quarterly return was -13.07% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	7.00%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	7.94%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	7.35%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	3.64%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	7.20%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2002	rr_AnnualReturn2002	(0.85%)
Annual Return 2003	rr_AnnualReturn2003	23.70%
Annual Return 2004	rr_AnnualReturn2004	9.45%
Annual Return 2005	rr_AnnualReturn2005	4.63%
Annual Return 2006	rr_AnnualReturn2006	9.44%
Annual Return 2007	rr_AnnualReturn2007	3.73%
Annual Return 2008	rr_AnnualReturn2008	(23.69%)
Annual Return 2009	rr_AnnualReturn2009	44.05%
Annual Return 2010	rr_AnnualReturn2010	14.24%
Annual Return 2011	rr_AnnualReturn2011	4.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.64%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 17.11% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -13.07% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.07%)
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	7.61%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.35%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.37%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.73%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.60%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.60%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.77%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	7.50%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and "private activity" bonds that are rated (at the time of purchase) below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (commonly known as "junk bonds"). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The "total return" sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's primary benchmark is a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper High Yield Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that typically invests 50% or more of their assets in municipal debt issues rated BBB or less.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.56%. For the periods shown in the bar chart, the highest quarterly return was 13.16% in the Q3 2009, and the lowest quarterly return was -21.05% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2007	rr_AnnualReturn2007	(5.58%)
Annual Return 2008	rr_AnnualReturn2008	(27.84%)
Annual Return 2009	rr_AnnualReturn2009	31.55%
Annual Return 2010	rr_AnnualReturn2010	4.88%
Annual Return 2011	rr_AnnualReturn2011	8.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.56%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.16% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -21.05% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.44%	[82]
5 Years	rr_AverageAnnualReturnYear05	0.29%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.55%	[82]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bank of America/Merrill Lynch Global High Yield, Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of June 30, 2012 was 3.42 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of June 30, 2012 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.45%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q4 2011, and the lowest quarterly return was -9.07% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	266
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,044
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	521
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,162
1 Year	rr_AverageAnnualReturnYear01	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	187
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	330
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	745
Annual Return 2011	rr_AnnualReturn2011	2.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.45%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.90% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -9.07% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.07%)
1 Year	rr_AverageAnnualReturnYear01	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.15%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Spectrum Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[54]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	219
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	866
1 Year	rr_AverageAnnualReturnYear01	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 311% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.66%. For the periods shown in the bar chart, the highest quarterly return was 9.61% in the Q3 2009, and the lowest quarterly return was -2.44% in the Q1 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[36]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[36]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[36]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	762
Annual Return 2008	rr_AnnualReturn2008	(5.46%)
Annual Return 2009	rr_AnnualReturn2009	19.20%
Annual Return 2010	rr_AnnualReturn2010	20.46%
Annual Return 2011	rr_AnnualReturn2011	6.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.66%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 9.61% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.44% in the Q1 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
1 Year	rr_AverageAnnualReturnYear01	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.14%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[36]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 6.48 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (September 30, 2002) and Class D shares (July 30, 2004), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.53%. For the periods shown in the bar chart, the highest quarterly return was 9.18% in the Q2 2009, and the lowest quarterly return was -5.26% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	6.35%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	7.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	8.70%
10 Years	rr_AverageAnnualReturnYear10	7.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	11.46%
Annual Return 2003	rr_AnnualReturn2003	10.38%
Annual Return 2004	rr_AnnualReturn2004	6.02%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	7.15%
Annual Return 2008	rr_AnnualReturn2008	1.89%
Annual Return 2009	rr_AnnualReturn2009	18.74%
Annual Return 2010	rr_AnnualReturn2010	11.72%
Annual Return 2011	rr_AnnualReturn2011	6.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.53%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 9.18% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.26% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.26%)
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	7.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%	[82]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[82]
10 Years	rr_AverageAnnualReturnYear10	5.32%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%	[82]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[82]
10 Years	rr_AverageAnnualReturnYear10	5.31%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	9.02%
10 Years	rr_AverageAnnualReturnYear10	7.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 219% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	219.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The Lipper Corporate Debt Funds BBB-Rated Funds Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.32%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the Q4 2008, and the lowest quarterly return was -5.92% in the Q1 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Barclays Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.49%
5 Years	rr_AverageAnnualReturnYear05	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2007	rr_AnnualReturn2007	7.83%
Annual Return 2008	rr_AnnualReturn2008	12.38%
Annual Return 2009	rr_AnnualReturn2009	5.62%
Annual Return 2010	rr_AnnualReturn2010	11.64%
Annual Return 2011	rr_AnnualReturn2011	18.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.32%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 16.10% in the Q4 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.92% in the Q1 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.92%)
1 Year	rr_AverageAnnualReturnYear01	18.57%
5 Years	rr_AverageAnnualReturnYear05	11.12%
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.44%	[82]
5 Years	rr_AverageAnnualReturnYear05	8.47%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.35%	[82]
5 Years	rr_AverageAnnualReturnYear05	8.03%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund's benchmark, the Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 12.13 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") that are rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (February 29, 2012), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect actual distribution and/or (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The Lipper General Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.62%. For the periods shown in the bar chart, the highest quarterly return was 8.09% in the Q3 2010, and the lowest quarterly return was -2.78% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Barclays U.S. Long Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.13%
Since Inception	rr_AverageAnnualReturnSinceInception	19.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	256
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2010	rr_AnnualReturn2010	13.13%
Annual Return 2011	rr_AnnualReturn2011	17.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.62%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.09% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.78% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.78%)
1 Year	rr_AverageAnnualReturnYear01	17.10%
Since Inception	rr_AverageAnnualReturnSinceInception	18.89%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	13.91%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
1 Year	rr_AverageAnnualReturnYear01	16.99%
Since Inception	rr_AverageAnnualReturnSinceInception	18.77%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC ("PIMCO") may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. The Lipper General U.S. Government Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.69%. For the periods shown in the bar chart, the highest quarterly return was 22.65% in the Q3 2011, and the lowest quarterly return was -7.74% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Lipper General U.S. Government Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.93%
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years	rr_AverageAnnualReturnYear10	8.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[32]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	235
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	409
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	912
1 Year	rr_AverageAnnualReturnYear01	27.76%
5 Years	rr_AverageAnnualReturnYear05	11.49%
10 Years	rr_AverageAnnualReturnYear10	9.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[32]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	156
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	271
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	610
Annual Return 2002	rr_AnnualReturn2002	18.87%
Annual Return 2003	rr_AnnualReturn2003	3.71%
Annual Return 2004	rr_AnnualReturn2004	7.25%
Annual Return 2005	rr_AnnualReturn2005	4.88%
Annual Return 2006	rr_AnnualReturn2006	1.16%
Annual Return 2007	rr_AnnualReturn2007	9.20%
Annual Return 2008	rr_AnnualReturn2008	13.60%
Annual Return 2009	rr_AnnualReturn2009	(2.08%)
Annual Return 2010	rr_AnnualReturn2010	12.09%
Annual Return 2011	rr_AnnualReturn2011	28.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.69%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.65% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.74% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.74%)
1 Year	rr_AverageAnnualReturnYear01	28.08%
5 Years	rr_AverageAnnualReturnYear05	11.76%
10 Years	rr_AverageAnnualReturnYear10	9.36%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.54%	[82]
5 Years	rr_AverageAnnualReturnYear05	8.34%	[82]
10 Years	rr_AverageAnnualReturnYear10	6.65%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.11%	[82]
5 Years	rr_AverageAnnualReturnYear05	8.10%	[82]
10 Years	rr_AverageAnnualReturnYear10	6.50%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[32]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	187
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	327
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	732
1 Year	rr_AverageAnnualReturnYear01	27.96%
5 Years	rr_AverageAnnualReturnYear05	11.65%
10 Years	rr_AverageAnnualReturnYear10	9.26%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 437% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	437.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.27%. For the periods shown in the bar chart, the highest quarterly return was 7.11% in the Q2 2009, and the lowest quarterly return was -3.79% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	4.96%
10 Years	rr_AverageAnnualReturnYear10	4.17%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	4.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	579
Annual Return 2002	rr_AnnualReturn2002	7.66%
Annual Return 2003	rr_AnnualReturn2003	2.97%
Annual Return 2004	rr_AnnualReturn2004	2.39%
Annual Return 2005	rr_AnnualReturn2005	1.55%
Annual Return 2006	rr_AnnualReturn2006	3.75%
Annual Return 2007	rr_AnnualReturn2007	7.92%
Annual Return 2008	rr_AnnualReturn2008	(1.28%)
Annual Return 2009	rr_AnnualReturn2009	13.36%
Annual Return 2010	rr_AnnualReturn2010	4.96%
Annual Return 2011	rr_AnnualReturn2011	1.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.27%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.11% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.79% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[82]
10 Years	rr_AverageAnnualReturnYear10	2.95%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.12%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[82]
10 Years	rr_AverageAnnualReturnYear10	2.91%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	4.32%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,022% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1022.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.48%. For the periods shown in the bar chart, the highest quarterly return was 4.88% in the Q2 2009, and the lowest quarterly return was -3.68% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	3.61%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	7.10%
Annual Return 2003	rr_AnnualReturn2003	1.84%
Annual Return 2004	rr_AnnualReturn2004	1.90%
Annual Return 2005	rr_AnnualReturn2005	1.56%
Annual Return 2006	rr_AnnualReturn2006	3.47%
Annual Return 2007	rr_AnnualReturn2007	7.30%
Annual Return 2008	rr_AnnualReturn2008	(0.06%)
Annual Return 2009	rr_AnnualReturn2009	10.26%
Annual Return 2010	rr_AnnualReturn2010	3.56%
Annual Return 2011	rr_AnnualReturn2011	2.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.48%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 4.88% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.68% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.68%)
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	3.86%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.32%	[82]
10 Years	rr_AverageAnnualReturnYear10	2.58%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.19%	[82]
10 Years	rr_AverageAnnualReturnYear10	2.55%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	3.76%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 496% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	496.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a "Sudan-Related Issuer"). In analyzing whether an issuer is a Sudan- Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.19%. For the periods shown in the bar chart, the highest quarterly return was 6.92% in the Q2 2009, and the lowest quarterly return was -4.38% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	8.04%
Annual Return 2003	rr_AnnualReturn2003	2.54%
Annual Return 2004	rr_AnnualReturn2004	2.12%
Annual Return 2005	rr_AnnualReturn2005	1.60%
Annual Return 2006	rr_AnnualReturn2006	3.75%
Annual Return 2007	rr_AnnualReturn2007	7.78%
Annual Return 2008	rr_AnnualReturn2008	(2.37%)
Annual Return 2009	rr_AnnualReturn2009	11.62%
Annual Return 2010	rr_AnnualReturn2010	5.38%
Annual Return 2011	rr_AnnualReturn2011	2.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.19%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.92% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.38% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.38%)
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.22%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.43%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.21%	[82]
10 Years	rr_AverageAnnualReturnYear10	2.68%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.54%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.18%	[82]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	4.11%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 391% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	391.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Intermediate Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 3.89 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. The Lipper Short Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.54%. For the periods shown in the bar chart, the highest quarterly return was 6.70% in the Q4 2008, and the lowest quarterly return was -4.01% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	4.27%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Barclays Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	579
Annual Return 2002	rr_AnnualReturn2002	9.94%
Annual Return 2003	rr_AnnualReturn2003	5.44%
Annual Return 2004	rr_AnnualReturn2004	4.14%
Annual Return 2005	rr_AnnualReturn2005	1.40%
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	8.14%
Annual Return 2008	rr_AnnualReturn2008	3.86%
Annual Return 2009	rr_AnnualReturn2009	12.61%
Annual Return 2010	rr_AnnualReturn2010	8.43%
Annual Return 2011	rr_AnnualReturn2011	3.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.54%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.70% in the Q4 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.01% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.01%)
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	6.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.47%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.27%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.61%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.10%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	5.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by complying with the quality, maturity and diversification of securities requirements applicable to money market funds. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so. The Fund may invest in the following U.S. dollar-denominated instruments: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and two indices of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P of the Fund has not commenced operations as of the date of this prospectus. To obtain the Fund's current yield, call 888.87.PIMCO. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Lipper Institutional Money Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.03%. For the periods shown in the bar chart, the highest quarterly return was 1.30% in the Q4 2006, and the lowest quarterly return was 0.01% in the Q1 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	1.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	714
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.68%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	33
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	103
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	406
Annual Return 2002	rr_AnnualReturn2002	1.49%
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.96%
Annual Return 2006	rr_AnnualReturn2006	4.82%
Annual Return 2007	rr_AnnualReturn2007	5.04%
Annual Return 2008	rr_AnnualReturn2008	2.32%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.03%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 1.30% in the Q4 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was 0.01% in the Q1 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.87%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	43
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	135
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	235
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	530
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,322% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1322.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may,without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.46%. For the periods shown in the bar chart, the highest quarterly return was 5.31% in the Q3 2009, and the lowest quarterly return was -1.48% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	6.85%
10 Years	rr_AverageAnnualReturnYear10	5.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	5.03%
5 Years	rr_AverageAnnualReturnYear05	6.69%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	9.46%
Annual Return 2003	rr_AnnualReturn2003	4.20%
Annual Return 2004	rr_AnnualReturn2004	4.92%
Annual Return 2005	rr_AnnualReturn2005	2.47%
Annual Return 2006	rr_AnnualReturn2006	5.56%
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(0.44%)
Annual Return 2009	rr_AnnualReturn2009	14.40%
Annual Return 2010	rr_AnnualReturn2010	9.38%
Annual Return 2011	rr_AnnualReturn2011	5.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.46%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.31% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.48% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.48%)
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	6.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.48%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.62%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.11%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.72%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	6.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution ad/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.80%. For the periods shown in the bar chart, the highest quarterly return was 10.62% in the Q3 2009, and the lowest quarterly return was -12.47% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Lipper General Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	4.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	859
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.33%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	8.95%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	3.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	45
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	141
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	246
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	555
Annual Return 2002	rr_AnnualReturn2002	8.29%
Annual Return 2003	rr_AnnualReturn2003	5.35%
Annual Return 2004	rr_AnnualReturn2004	2.92%
Annual Return 2005	rr_AnnualReturn2005	3.85%
Annual Return 2006	rr_AnnualReturn2006	5.42%
Annual Return 2007	rr_AnnualReturn2007	0.82%
Annual Return 2008	rr_AnnualReturn2008	(19.63%)
Annual Return 2009	rr_AnnualReturn2009	20.66%
Annual Return 2010	rr_AnnualReturn2010	3.55%
Annual Return 2011	rr_AnnualReturn2011	9.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.80%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 10.62% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -12.47% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.47%)
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	3.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.13%	[82]
5 Years	rr_AverageAnnualReturnYear05	1.88%	[82]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[82]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[82]
10 Years	rr_AverageAnnualReturnYear10	3.59%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	55
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	173
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	302
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	677
1 Year	rr_AverageAnnualReturnYear01	9.17%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	3.45%
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum tax exempt income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to nine years, based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	144
(PIMCO Bond Funds - Institutional) | (PIMCO National Intermediate Municipal Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts,whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. The Lipper New York Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.26%. For the periods shown in the bar chart, the highest quarterly return was 7.77% in the Q3 2009, and the lowest quarterly return was -3.76% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	4.46%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Barclays New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	5.44%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	71
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	222
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	387
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	865
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	248
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	431
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	960
1 Year	rr_AverageAnnualReturnYear01	6.70%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	4.52%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	143
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	561
Annual Return 2002	rr_AnnualReturn2002	11.59%
Annual Return 2003	rr_AnnualReturn2003	4.95%
Annual Return 2004	rr_AnnualReturn2004	3.74%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	2.62%
Annual Return 2008	rr_AnnualReturn2008	(4.53%)
Annual Return 2009	rr_AnnualReturn2009	13.29%
Annual Return 2010	rr_AnnualReturn2010	3.37%
Annual Return 2011	rr_AnnualReturn2011	7.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.77% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -3.76% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	4.89%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.96%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.05%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.76%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.91%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.01%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.66%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	175
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	305
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	683
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. TIPS Index, as calculated by PIMCO, which as of June 30, 2012 was 6.20 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Inflation Notes Index. The Lipper Treasury Inflation-Protected Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance, and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.46%. For the periods shown in the bar chart, the highest quarterly return was 7.70% in the Q3 2002, and the lowest quarterly return was -5.76% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	7.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[33]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	894
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	7.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[33]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	7.40%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[33]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	48
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	151
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	263
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	591
Annual Return 2002	rr_AnnualReturn2002	17.06%
Annual Return 2003	rr_AnnualReturn2003	8.50%
Annual Return 2004	rr_AnnualReturn2004	9.19%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	0.28%
Annual Return 2007	rr_AnnualReturn2007	11.59%
Annual Return 2008	rr_AnnualReturn2008	(6.42%)
Annual Return 2009	rr_AnnualReturn2009	18.96%
Annual Return 2010	rr_AnnualReturn2010	7.81%
Annual Return 2011	rr_AnnualReturn2011	11.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.46%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 7.70% in the Q3 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.76% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
1 Year	rr_AverageAnnualReturnYear01	11.57%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	7.87%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.22%	[82]
5 Years	rr_AverageAnnualReturnYear05	6.21%	[82]
10 Years	rr_AverageAnnualReturnYear10	5.70%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.89%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.91%	[82]
10 Years	rr_AverageAnnualReturnYear10	5.52%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[33]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	318
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	714
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	7.76%
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. "Fixed Income Instruments" include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer's capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer's assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities ("junk bonds") and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Credit Suisse Institutional Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of the date of the prospectus. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Senior Debt Risk: the risk that investing in senior debt exposes the Fund to heightened credit risk, liquidity risk and valuation risk. If the issuer prepays, the Fund will have to reinvest the proceeds in other senior debt or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Fund's benchmark index is the Credit Suisse Institutional Leveraged Loan Index. The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption	(1.00%)	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
(PIMCO Bond Funds - Institutional) | (PIMCO Senior Floating Rate Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[56],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[56],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	189
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[56],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	25
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	77
(PIMCO Bond Funds - Institutional) | (PIMCO Short Asset Investment Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[56],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	35
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	109
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 22, 2002), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Lipper Short Municipal Debt Funds Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 0.98%. For the periods shown in the bar chart, the highest quarterly return was 2.68% in the Q1 2009, and the lowest quarterly return was -10.91% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	2.64%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.42%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.48%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	726
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	0.71%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	906
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	0.55%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	34
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	418
Annual Return 2002	rr_AnnualReturn2002	2.97%
Annual Return 2003	rr_AnnualReturn2003	2.54%
Annual Return 2004	rr_AnnualReturn2004	0.85%
Annual Return 2005	rr_AnnualReturn2005	1.94%
Annual Return 2006	rr_AnnualReturn2006	4.34%
Annual Return 2007	rr_AnnualReturn2007	1.23%
Annual Return 2008	rr_AnnualReturn2008	(13.73%)
Annual Return 2009	rr_AnnualReturn2009	8.34%
Annual Return 2010	rr_AnnualReturn2010	1.90%
Annual Return 2011	rr_AnnualReturn2011	0.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 0.98%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.68% in the Q1 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.91% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	0.95%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%	[82]
5 Years	rr_AverageAnnualReturnYear05	(0.70%)	[82]
10 Years	rr_AverageAnnualReturnYear10	0.88%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%	[82]
5 Years	rr_AverageAnnualReturnYear05	(0.22%)	[82]
10 Years	rr_AverageAnnualReturnYear10	1.16%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	0.83%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	307.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.88%. For the periods shown in the bar chart, the highest quarterly return was 3.61% in the Q2 2009, and the lowest quarterly return was -1.95% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.22%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[34]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	2.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[34]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	2.60%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[34]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	579
Annual Return 2002	rr_AnnualReturn2002	2.86%
Annual Return 2003	rr_AnnualReturn2003	2.60%
Annual Return 2004	rr_AnnualReturn2004	1.78%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	4.52%
Annual Return 2007	rr_AnnualReturn2007	4.55%
Annual Return 2008	rr_AnnualReturn2008	(1.30%)
Annual Return 2009	rr_AnnualReturn2009	9.44%
Annual Return 2010	rr_AnnualReturn2010	1.93%
Annual Return 2011	rr_AnnualReturn2011	0.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.88%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 3.61% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.95% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	2.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)	[82]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[82]
10 Years	rr_AverageAnnualReturnYear10	1.79%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.29%	[82]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[82]
10 Years	rr_AverageAnnualReturnYear10	1.84%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[34]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	2.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 584% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	584.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.75%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2009, and the lowest quarterly return was -2.18% in the Q2 2004.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	7.82%
10 Years	rr_AverageAnnualReturnYear10	6.53%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	6.47%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	579
Annual Return 2002	rr_AnnualReturn2002	10.20%
Annual Return 2003	rr_AnnualReturn2003	5.56%
Annual Return 2004	rr_AnnualReturn2004	5.14%
Annual Return 2005	rr_AnnualReturn2005	2.89%
Annual Return 2006	rr_AnnualReturn2006	3.99%
Annual Return 2007	rr_AnnualReturn2007	9.07%
Annual Return 2008	rr_AnnualReturn2008	4.81%
Annual Return 2009	rr_AnnualReturn2009	13.83%
Annual Return 2010	rr_AnnualReturn2010	8.83%
Annual Return 2011	rr_AnnualReturn2011	4.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.75%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.04% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.18% in the Q2 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.18%)
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.76%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.90%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.73%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.69%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.77%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.68%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	6.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	647.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for the class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.65%. For the periods shown in the bar chart, the highest quarterly return was 6.32% in the Q2 2009, and the lowest quarterly return was -1.90% in the Q2 2004.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	4.24%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	6.12%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	9.92%
Annual Return 2003	rr_AnnualReturn2003	4.88%
Annual Return 2004	rr_AnnualReturn2004	4.22%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	8.37%
Annual Return 2008	rr_AnnualReturn2008	5.12%
Annual Return 2009	rr_AnnualReturn2009	13.62%
Annual Return 2010	rr_AnnualReturn2010	7.73%
Annual Return 2011	rr_AnnualReturn2011	4.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.65%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.32% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.90% in the Q2 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.90%)
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	7.82%
10 Years	rr_AverageAnnualReturnYear10	6.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.60%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.73%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.43%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.95%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.54%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.37%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	6.28%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 522% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	522.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by Pacific Investment Management Company LLC ("PIMCO") to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a "Sudan-Related Issuer"). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (March 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distributionand/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Intermediate Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.61%. For the periods shown in the bar chart, the highest quarterly return was 6.12% in the Q2 2009, and the lowest quarterly return was -2.79% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	7.51%
10 Years	rr_AverageAnnualReturnYear10	6.42%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	9.98%
Annual Return 2003	rr_AnnualReturn2003	6.36%
Annual Return 2004	rr_AnnualReturn2004	5.45%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	3.86%
Annual Return 2007	rr_AnnualReturn2007	8.54%
Annual Return 2008	rr_AnnualReturn2008	4.21%
Annual Return 2009	rr_AnnualReturn2009	13.85%
Annual Return 2010	rr_AnnualReturn2010	9.08%
Annual Return 2011	rr_AnnualReturn2011	3.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.12% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.79% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
1 Year	rr_AverageAnnualReturnYear01	3.53%
5 Years	rr_AverageAnnualReturnYear05	7.78%
10 Years	rr_AverageAnnualReturnYear10	6.69%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.39%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.51%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.31%	[82]
5 Years	rr_AverageAnnualReturnYear05	5.28%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.47%	[82]
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	6.58%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 771% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	771.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one and a half years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012 was 4.58 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest without limitation in the core sectors of the bond market including government bonds, mortgage bonds and corporate bonds and will generally seek to maintain positive exposure to these sectors. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody's Investors Service, Inc., ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers, although the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest in certain derivative instruments, such as futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, including short exposures obtained using derivative instruments, up to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities, although the Fund will not invest in common stock.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Return table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund IV) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Treasury securities. The Fund may invest in the following: U.S. Treasury bills, notes, trust receipts and other direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

The Fund's benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[67]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[67]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[67]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	18
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	58
(PIMCO Bond Funds - Institutional) | (PIMCO Treasury Money Market Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[67]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%	[31]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	90
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,001% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1001.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3-Month USD LIBOR Index (Resets Quarterly). LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. The Lipper Absolute Return Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.46%. For the periods shown in the bar chart, the highest quarterly return was 5.51% in the Q2 2009, and the lowest quarterly return was -1.06% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[37]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[37]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[37]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Annual Return 2009	rr_AnnualReturn2009	13.09%
Annual Return 2010	rr_AnnualReturn2010	5.64%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.46%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.51% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.06% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
1 Year	rr_AverageAnnualReturnYear01	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.25%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[37]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3-Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper General Bond Funds Average is a total return performance average of the funds tracked by Lipper, Inc. that do not have any quality or maturity restrictions. These funds intend to keep the bulk of their assets in corporate and government debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 3.77%. For the periods shown in the bar chart, the highest quarterly return was 2.36% in the Q3 2010, and the lowest quarterly return was -2.74% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Lipper General Bond Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | 3 Month USD LIBOR After Tax (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Annual Return 2010	rr_AnnualReturn2010	1.78%
Annual Return 2011	rr_AnnualReturn2011	0.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 3.77%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.36% in the Q3 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.74% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.74%)
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	990
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jan 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (December 31, 2002) and Class D shares (April 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P, Administrative Class and Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. TIPS 1-10 Year Index. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays U.S. TIPS 1-10 Year Index.

The Barclays U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI + 500 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.50%. For the periods shown in the bar chart, the highest quarterly return was 12.61% in the Q2 2009, and the lowest quarterly return was -8.26% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[16],[39]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[76]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	364
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	630
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,392
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[16],[39]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[76]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	411
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	710
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,562
1 Year	rr_AverageAnnualReturnYear01	2.00%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[16],[39]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[76]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	285
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,102
Annual Return 2003	rr_AnnualReturn2003	15.98%
Annual Return 2004	rr_AnnualReturn2004	11.85%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	5.27%
Annual Return 2007	rr_AnnualReturn2007	8.68%
Annual Return 2008	rr_AnnualReturn2008	(15.48%)
Annual Return 2009	rr_AnnualReturn2009	22.99%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	2.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.50%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 12.61% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.26% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.26%)
1 Year	rr_AverageAnnualReturnYear01	2.44%
5 Years	rr_AverageAnnualReturnYear05	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.04%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.28%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[16],[39]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[76]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	317
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	550
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,219
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 33 1/3% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS�� TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, (less any exposure to the PIMCO CommoditiesPLUS�� Short Strategy Fund) normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33 1/3% of total assets. If at any time the Fund's borrowings exceed this 33 1/3% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (July 10, 2008) and Class D shares (July 29, 2005), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund's secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the S&P 500.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI + 650 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.63%. For the periods shown in the bar chart, the highest quarterly return was 11.93% in the Q2 2009, and the lowest quarterly return was -6.72% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[16],[38]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[75]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[16],[38]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[75]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[16],[38]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[75]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
Annual Return 2004	rr_AnnualReturn2004	11.89%
Annual Return 2005	rr_AnnualReturn2005	6.72%
Annual Return 2006	rr_AnnualReturn2006	3.09%
Annual Return 2007	rr_AnnualReturn2007	9.99%
Annual Return 2008	rr_AnnualReturn2008	(6.92%)
Annual Return 2009	rr_AnnualReturn2009	19.35%
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	3.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.63%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.93% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.72% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.72%)
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	6.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.21%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.96%	[82]
5 Years	rr_AverageAnnualReturnYear05	4.34%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO All Asset All Authority Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[16],[38]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[75]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Years	rr_AverageAnnualReturnYear05	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones���UBS Commodity Index Total Return (the "Index"), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.

The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund's net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of June 30, 2012 was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of a commodity index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of the Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising commodity index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of a commodity index is rising and the Fund's Fixed Income Instruments holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index (due, in part, to the possibility of different roll dates, reset dates or contract months in the case of commodity derivatives in comparison to those specified in a commodity index)

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Dow Jones-UBS Commodity Index Total Return. The index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Specialty Funds Average is a total return performance average of Funds that invest primarily in commodity-linked derivative instruments or physicals of sectors or strategies not previously mentioned. These include leveraged or short-biased offerings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.90%. For the periods shown in the bar chart, the highest quarterly return was 8.98% in the Q3 2011, and the lowest quarterly return was -4.53% in the Q1 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.62%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.14%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[63]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[63]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.52%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[63]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Annual Return 2011	rr_AnnualReturn2011	10.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.90%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.98% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.53% in the Q1 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.53%)
1 Year	rr_AverageAnnualReturnYear01	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.02%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.77%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.00%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[63]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
1 Year	rr_AverageAnnualReturnYear01	10.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.12%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is -5.07%. For the periods shown in the bar chart, the highest quarterly return was 13.40% in the Q1 2011, and the lowest quarterly return was -13.64% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Lipper Commodities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	393
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	681
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.01%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
Annual Return 2011	rr_AnnualReturn2011	(2.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is -5.07%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.40% in the Q1 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -13.64% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.64%)
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.56%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.23%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	(2.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.38%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 177% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC ("PIMCO"), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Total Return Index) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is -0.30%. For the periods shown in the bar chart, the highest quarterly return was 16.77% in the Q1 2004, and the lowest quarterly return was -35.68% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.66%)
5 Years	rr_AverageAnnualReturnYear05	(2.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[16],[44]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[77]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	(7.74%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[16],[44]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[77]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	(8.09%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[16],[44]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[77]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	954
Annual Return 2003	rr_AnnualReturn2003	29.82%
Annual Return 2004	rr_AnnualReturn2004	16.36%
Annual Return 2005	rr_AnnualReturn2005	20.50%
Annual Return 2006	rr_AnnualReturn2006	(3.04%)
Annual Return 2007	rr_AnnualReturn2007	23.80%
Annual Return 2008	rr_AnnualReturn2008	(43.33%)
Annual Return 2009	rr_AnnualReturn2009	39.92%
Annual Return 2010	rr_AnnualReturn2010	24.13%
Annual Return 2011	rr_AnnualReturn2011	(7.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is -0.30%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 16.77% in the Q1 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -35.68% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.68%)
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.69%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.52%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(1.10%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund��) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[16],[44]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[77]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
1 Year	rr_AverageAnnualReturnYear01	(7.77%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	774.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the FTSE RAFI�� Emerging Markets Index (the "Index") and the MSCI Emerging Markets Index (the "Secondary Index") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Fundamental Index ("Enhanced RAFI�� EM"), an enhanced, performance recalibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index, the Secondary Index and Enhanced RAFI�� EM are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Index and the Secondary Index. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index consists of the largest constituent companies by fundamental accounting value which satisfy the Enhanced RAFI�� EM selection criteria. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization such as the Secondary Index, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� EM is a recalibrated version of the Index that may incorporate additional factors designed to improve performance and/or reduce volatility. Enhanced RAFI�� EM may include a broader array of stocks than the Index and may be further recalibrated to reflect price momentum in underlying stock prices. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining. The Fund's Secondary Index is a market capitalization weighted index that is designed to measure equity market performance of emerging markets.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods when Class P shares of the Fund were not operational (including April 1, 2009 through December 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	22.82%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Annual Return 2009	rr_AnnualReturn2009	93.00%
Annual Return 2010	rr_AnnualReturn2010	25.86%
Annual Return 2011	rr_AnnualReturn2011	(16.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.80%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 41.65% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.77% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
1 Year	rr_AverageAnnualReturnYear01	(16.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	30.40%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.77%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	18.68%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.88%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	20.00%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO EM Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	(16.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	30.25%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 26, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 629% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	629.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 Index (the "S&P 500"), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI�� 1000 and the S&P 500 are further described below. The Fund's strategy with respect to maintaining long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 can be characterized as "market neutral" because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI�� 1000 over the S&P 500.

Enhanced RAFI�� 1000 is a performance recalibrated version of the FTSE RAFI�� US 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI�� 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI�� 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.The Fund seeks to maintain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 even when Enhanced RAFI�� 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the price appreciation (or depreciation) on the S&P 500 and certain transaction costs. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI�� 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund's performance of general stock market movements, Pacific Investment Management Company LLC ("PIMCO") may increase or decrease the Fund's long exposure to Enhanced RAFI�� 1000 or the Fund's short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000 relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The values of derivatives based on Enhanced RAFI�� 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI�� 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI�� 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI�� 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (June 30, 2010), performance information shown in the table for that class is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.54%. For the periods shown in the bar chart, the highest quarterly return was 11.64% in the Q2 2009, and the lowest quarterly return was -5.13% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[50]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[50]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[50]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Annual Return 2009	rr_AnnualReturn2009	16.51%
Annual Return 2010	rr_AnnualReturn2010	10.65%
Annual Return 2011	rr_AnnualReturn2011	(0.54%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.54%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.64% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.13% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.13%)
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.60%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[50]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the FTSE RAFI�� US 1000 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,047% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1047.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the FTSE RAFI�� US 1000 Index (the "Index") by investing under normal circumstances in derivatives based on Enhanced RAFI�� 1000, an enhanced, performance recalibrated version of the Index ("Enhanced RAFI�� 1000"), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index and Enhanced RAFI�� 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI�� 1000 derivatives in addition to or in place of Enhanced RAFI�� 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI�� 1000 derivatives should closely track changes in the value of Enhanced RAFI�� 1000. However, Enhanced RAFI�� 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� 1000 is a performance recalibrated version of the Index that incorporates additional factors, including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company's fundamental drivers of value. Enhanced RAFI�� 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI�� 1000 derivatives or Enhanced RAFI�� 1000 stocks even when Enhanced RAFI�� 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� 1000 derivatives by providing model portfolios of Enhanced RAFI�� 1000 securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� 1000 to the Fund. Because the Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000.

Though the Fund does not normally invest directly in Enhanced RAFI�� 1000 securities, when Enhanced RAFI�� 1000 derivatives appear to be overvalued relative to Enhanced RAFI�� 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI�� 1000 stocks. In the alternative, the Fund may invest all of its assets in a "basket" of Index stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the FTSE RAFI�� US 1000 Index. FTSE RAFI�� US 1000 Index is part of the FTSE RAFI�� Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI�� Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI�� US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock's dividend provides to the performance of the index. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 13.77%. For the periods shown in the bar chart, the highest quarterly return was 31.95% in the Q2 2009, and the lowest quarterly return was -23.88% in the Q4 2008 .

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	4.74%
5 Years	rr_AverageAnnualReturnYear05	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Annual Return 2006	rr_AnnualReturn2006	17.16%
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	(43.67%)
Annual Return 2009	rr_AnnualReturn2009	57.25%
Annual Return 2010	rr_AnnualReturn2010	30.42%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 13.77%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 31.95% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -23.88% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.88%)
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.64%	[82]
5 Years	rr_AverageAnnualReturnYear05	(0.45%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.43%	[82]
5 Years	rr_AverageAnnualReturnYear05	1.12%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO CommodityRealReturn Strategy Fund��). The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund, PIMCO CommodityRealReturn Strategy Fund��, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Global Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The Fund began operations on 10/29/08. Index comparisons began on 10/31/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.51%. For the periods shown in the bar chart, the highest quarterly return was 11.48% in the Q3 2009, and the lowest quarterly return was -7.66% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	393
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	681
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Annual Return 2009	rr_AnnualReturn2009	19.94%
Annual Return 2010	rr_AnnualReturn2010	12.35%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.48% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.66% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.66%)
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.31%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.61%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Global Multi-Asset Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	235.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund.

The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below).

The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds) and the Fund may invest up to 15% of its total assets in equity securities of REITs. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO Commodity RealReturn Strategy Fund��, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity linked derivative instruments backed by a portfolio of inflation indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 15% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	730
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,615
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	489
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,099
(PIMCO Strategic Markets - Institutional) | (PIMCO Inflation Response Multi-Asset Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	308
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	543
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,216
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 347% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	347.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks total return which exceeds that of the MSCI EAFE Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Developed ex-U.S. Fundamental Index (the "eRAFI Developed ex-U.S. Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Developed ex-U.S. Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Developed ex-U.S. Fundamental Index derivatives should closely track changes in the value of eRAFI Developed ex-U.S. Fundamental Index. However, eRAFI Developed ex-U.S. Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Developed ex-U.S. Fundamental Index is comprised of stocks with a market capitalization ranging from $18 million to $193 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Developed ex-U.S. Fundamental Index for purposes of developing eRAFI Developed ex-U.S. Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Developed ex-U.S. Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Developed ex-U.S. Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index derivatives by providing model portfolios of the eRAFI Developed ex-U.S. Fundamental Index securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on the eRAFI Developed ex-U.S. Fundamental Index to the Fund. Because the eRAFI Developed ex-U.S. Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Developed ex-U.S. Fundamental Index.

The Fund seeks to remain invested in the eRAFI Developed ex-U.S. Fundamental Index derivatives even when the eRAFI Developed ex-U.S. Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Developed ex-U.S. Fundamental Index securities, when the eRAFI Developed ex-U.S. Fundamental Index derivatives appear to be overvalued relative to the eRAFI Developed ex-U.S. Fundamental Index, the Fund may invest all of its assets in a "basket"of eRAFI Developed ex-U.S. Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Developed ex-U.S. Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Developed ex-U.S. Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
(PIMCO Strategic Markets - Institutional) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 778% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	778.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.79%. For the periods shown in the bar chart, the highest quarterly return was 35.87% in the Q2 2009, and the lowest quarterly return was -22.93% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.54%)
5 Years	rr_AverageAnnualReturnYear05	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.06%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
1 Year	rr_AverageAnnualReturnYear01	(10.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	(11.10%)
5 Years	rr_AverageAnnualReturnYear05	(1.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
Annual Return 2007	rr_AnnualReturn2007	13.59%
Annual Return 2008	rr_AnnualReturn2008	(42.72%)
Annual Return 2009	rr_AnnualReturn2009	42.87%
Annual Return 2010	rr_AnnualReturn2010	16.42%
Annual Return 2011	rr_AnnualReturn2011	(10.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.79%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 35.87% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -22.93% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.93%)
1 Year	rr_AverageAnnualReturnYear01	(10.75%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.09%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(4.23%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.05%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.97%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(2.48%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
1 Year	rr_AverageAnnualReturnYear01	(10.66%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 896% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	896.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P and the Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 9.52%. For the periods shown in the bar chart, the highest quarterly return was 27.71% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.10%)
5 Years	rr_AverageAnnualReturnYear05	(5.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.54%)
5 Years	rr_AverageAnnualReturnYear05	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[40]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[40]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	(11.02%)
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[40]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Annual Return 2004	rr_AnnualReturn2004	14.12%
Annual Return 2005	rr_AnnualReturn2005	27.05%
Annual Return 2006	rr_AnnualReturn2006	17.76%
Annual Return 2007	rr_AnnualReturn2007	5.44%
Annual Return 2008	rr_AnnualReturn2008	(40.26%)
Annual Return 2009	rr_AnnualReturn2009	46.83%
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2011	rr_AnnualReturn2011	(10.57%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 9.52%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 27.71% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -17.37% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.48%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(4.77%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.63%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(2.66%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[40]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	(10.66%)
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2019. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2019. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. TIPS Real Income 2019 Index. The index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. The index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.73%. For the periods shown in the bar chart, the highest quarterly return was 2.46% in the Q2 2011, and the lowest quarterly return was -0.11% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Barclays U.S. TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
1 Year	rr_AverageAnnualReturnYear01	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	125
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	493
Annual Return 2010	rr_AnnualReturn2010	5.03%
Annual Return 2011	rr_AnnualReturn2011	7.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.73%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.46% in the Q2 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.11% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.11%)
1 Year	rr_AverageAnnualReturnYear01	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.11%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2019 Fund��) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	616
1 Year	rr_AverageAnnualReturnYear01	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2029. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2029. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays U.S. TIPS Real Income 2029 Index. The index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. The index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.48%. For the periods shown in the bar chart, the highest quarterly return was 5.86% in the Q3 2011, and the lowest quarterly return was -1.16% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Barclays U.S. TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
1 Year	rr_AverageAnnualReturnYear01	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	125
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	493
Annual Return 2010	rr_AnnualReturn2010	7.31%
Annual Return 2011	rr_AnnualReturn2011	14.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.48%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.86% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.16% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.16%)
1 Year	rr_AverageAnnualReturnYear01	14.56%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.37%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Income 2029 Fund��) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	616
1 Year	rr_AverageAnnualReturnYear01	14.51%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 239% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays U.S. Treasury Inflation Notes 10+ Years Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2012, as converted, was 11.49 years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (November 19, 2010), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Barclays U.S. Treasury Inflation Notes 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.17%. For the periods shown in the bar chart, the highest quarterly return was 10.63% in the Q3 2002, and the lowest quarterly return was -8.02% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Barclays U.S. Treasury Inflation Notes: 10+ Year Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.42%
5 Years	rr_AverageAnnualReturnYear05	10.28%
10 Years	rr_AverageAnnualReturnYear10	9.81%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	7.05%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[41]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[41]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	726
Annual Return 2002	rr_AnnualReturn2002	23.36%
Annual Return 2003	rr_AnnualReturn2003	13.01%
Annual Return 2004	rr_AnnualReturn2004	12.94%
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	(2.67%)
Annual Return 2007	rr_AnnualReturn2007	11.49%
Annual Return 2008	rr_AnnualReturn2008	(6.06%)
Annual Return 2009	rr_AnnualReturn2009	16.43%
Annual Return 2010	rr_AnnualReturn2010	11.09%
Annual Return 2011	rr_AnnualReturn2011	22.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.17%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 10.63% in the Q3 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.02% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.02%)
1 Year	rr_AverageAnnualReturnYear01	22.06%
5 Years	rr_AverageAnnualReturnYear05	10.58%
10 Years	rr_AverageAnnualReturnYear10	10.29%
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.69%	[82]
5 Years	rr_AverageAnnualReturnYear05	7.35%	[82]
10 Years	rr_AverageAnnualReturnYear10	7.49%	[82]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.97%	[82]
5 Years	rr_AverageAnnualReturnYear05	7.24%	[82]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[82]
(PIMCO Strategic Markets - Institutional) | (PIMCO Real Return Asset Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[41]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	847
1 Year	rr_AverageAnnualReturnYear01	21.95%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	10.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 287% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange-traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 21.96%. For the periods shown in the bar chart, the highest quarterly return was 42.86% in the Q3 2009, and the lowest quarterly return was -46.39% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.71%
5 Years	rr_AverageAnnualReturnYear05	(1.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[42]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	569
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,259
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[42]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
1 Year	rr_AverageAnnualReturnYear01	25.67%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[42]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	966
Annual Return 2004	rr_AnnualReturn2004	42.49%
Annual Return 2005	rr_AnnualReturn2005	12.60%
Annual Return 2006	rr_AnnualReturn2006	27.39%
Annual Return 2007	rr_AnnualReturn2007	(12.09%)
Annual Return 2008	rr_AnnualReturn2008	(47.15%)
Annual Return 2009	rr_AnnualReturn2009	54.55%
Annual Return 2010	rr_AnnualReturn2010	39.35%
Annual Return 2011	rr_AnnualReturn2011	26.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 21.96%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 42.86% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -46.39% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.39%)
1 Year	rr_AverageAnnualReturnYear01	26.18%
5 Years	rr_AverageAnnualReturnYear05	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%	[82]
5 Years	rr_AverageAnnualReturnYear05	0.10%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.94%	[82]
5 Years	rr_AverageAnnualReturnYear05	1.16%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[42]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	13.45%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. Unlike the other PIMCO RealRetirement�� Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the 1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real Return Today IndexSM. The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real Return 2010 IndexSM. The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward. The Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.73%. For the periods shown in the bar chart, the highest quarterly return was 10.78% in the Q2 2009, and the lowest quarterly return was -1.99% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[16],[45]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[16],[45]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[16],[45]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Annual Return 2009	rr_AnnualReturn2009	23.41%
Annual Return 2010	rr_AnnualReturn2010	10.77%
Annual Return 2011	rr_AnnualReturn2011	3.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.73%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 10.78% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.99% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.99%)
1 Year	rr_AverageAnnualReturnYear01	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[16],[45]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2015 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2015, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2015 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2020 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.58%. For the periods shown in the bar chart, the highest quarterly return was 13.37% in the Q2 2009, and the lowest quarterly return was -4.33% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[16],[46]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[16],[46]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[16],[46]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Annual Return 2009	rr_AnnualReturn2009	24.76%
Annual Return 2010	rr_AnnualReturn2010	10.41%
Annual Return 2011	rr_AnnualReturn2011	1.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.58%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.37% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.33% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
1 Year	rr_AverageAnnualReturnYear01	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2020 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[16],[46]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[16],[51]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[16],[51]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[16],[51]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2025 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[16],[51]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[78]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2030 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.59%. For the periods shown in the bar chart, the highest quarterly return was 14.92% in the Q2 2009, and the lowest quarterly return was -6.82% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[16],[47]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[16],[47]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[16],[47]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
Annual Return 2009	rr_AnnualReturn2009	27.85%
Annual Return 2010	rr_AnnualReturn2010	10.89%
Annual Return 2011	rr_AnnualReturn2011	(0.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.59%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.92% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.82% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.82%)
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.07%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2030 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[16],[47]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCORealRetirement�� 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[16],[52]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[16],[52]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[16],[52]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2035 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[16],[52]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[79]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2040 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.94%. For the periods shown in the bar chart, the highest quarterly return was 21.03% in the Q2 2009, and the lowest quarterly return was -9.51% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[16],[48]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[16],[48]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[16],[48]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Annual Return 2009	rr_AnnualReturn2009	36.00%
Annual Return 2010	rr_AnnualReturn2010	13.60%
Annual Return 2011	rr_AnnualReturn2011	(1.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.94%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 21.03% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -9.51% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.51%)
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.37%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2040 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[16],[48]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the kindex's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[16],[53]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[60],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[16],[53]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[60],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[16],[53]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[60],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2045 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[16],[53]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[60],[68]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (October 31, 2011), performance information shown in the table for Class P shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2050+ Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.28%. For the periods shown in the bar chart, the highest quarterly return was 20.72% in the Q2 2009, and the lowest quarterly return was -10.45% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[16],[49]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[16],[49]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[16],[49]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Annual Return 2009	rr_AnnualReturn2009	38.82%
Annual Return 2010	rr_AnnualReturn2010	14.56%
Annual Return 2011	rr_AnnualReturn2011	(3.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.28%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 20.72% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.45% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.45%)
1 Year	rr_AverageAnnualReturnYear01	(3.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.05%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.00%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO RealRetirement�� 2050 Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[16],[49]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[80]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the Russell 2000�� Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 666% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	666.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the Russell 2000�� Index by investing under normal circumstances in Russell 2000�� Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000�� Index derivatives instead of Russell 2000�� Index stocks to attempt to equal or exceed the daily performance of the Russell 2000�� Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000�� Index derivatives should closely track changes in the value of the index. However, Russell 2000�� Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000�� Index, which represents approximately 10% of the total market capitalization of the Russell 3000�� Index. As of June 30, 2012, the Russell 2000�� Index's average market capitalization (dollar-weighted) was $675 million. The Fund seeks to remain invested in Russell 2000�� Index derivatives or Russell 2000�� Index stocks even when the Russell 2000�� Index is declining.

Though the Fund does not normally invest directly in Russell 2000�� Index securities, when Russell 2000�� Index derivatives appear to be overvalued relative to the Russell 2000�� Index, the Fund may invest all of its assets in a "basket" of Russell 2000�� Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000�� Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000�� Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000�� Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 15.20%. For the periods shown in the bar chart, the highest quarterly return was 30.73% in the Q2 2009 , and the lowest quarterly return was -24.61% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Annual Return 2007	rr_AnnualReturn2007	1.64%
Annual Return 2008	rr_AnnualReturn2008	(31.05%)
Annual Return 2009	rr_AnnualReturn2009	44.30%
Annual Return 2010	rr_AnnualReturn2010	39.14%
Annual Return 2011	rr_AnnualReturn2011	(4.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 15.20%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 30.73% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -24.61% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	(4.67%)
5 Years	rr_AverageAnnualReturnYear05	6.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.16%)	[82]
5 Years	rr_AverageAnnualReturnYear05	1.39%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.03%)	[82]
5 Years	rr_AverageAnnualReturnYear05	2.41%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	227.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks total return which exceeds that of the Russell 2000�� Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Small Company Fundamental Index (the "eRAFI Small Company Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Small Company Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Small Company Fundamental Index derivatives should closely track changes in the value of eRAFI Small Company Fundamental Index. However, eRAFI Small Company Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Small Company Fundamental Index is comprised of stocks with a market capitalization ranging from $5 million to $8 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Small Company Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Small Company Fundamental Index for purposes of developing eRAFI Small Company Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Small Company Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Small Company Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Small Company Fundamental Index derivatives by providing a model portfolio of the eRAFI Small Company Fundamental Index to the Fund's swap counterparties, who in turn are able to provide total return swaps based on the eRAFI Small Company Fundamental Index to the Fund. Because eRAFI Small Company Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Small Company Fundamental Index.

The Fund seeks to remain invested in the eRAFI Small Company Fundamental Index derivatives even when the eRAFI Small Company Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Small Company Fundamental Index securities, when the eRAFI Small Company Fundamental Index derivatives appear to be overvalued relative to the eRAFI Small Company Fundamental Index, the Fund may invest all of its assets in a "basket" of eRAFI Small Company Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Small Company Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Small Company Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
(PIMCO Strategic Markets - Institutional) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 404% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	404.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the Class P shares (April 30, 2008), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 11.84%. For the periods shown in the bar chart, the highest quarterly return was 24.70% in the Q2 2009, and the lowest quarterly return was -25.89% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
10 Years	rr_AverageAnnualReturnYear10	2.46%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	2.76%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	2.62%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return 2002	rr_AnnualReturn2002	(19.88%)
Annual Return 2003	rr_AnnualReturn2003	29.63%
Annual Return 2004	rr_AnnualReturn2004	10.46%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	14.72%
Annual Return 2007	rr_AnnualReturn2007	6.45%
Annual Return 2008	rr_AnnualReturn2008	(45.42%)
Annual Return 2009	rr_AnnualReturn2009	42.04%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Annual Return 2011	rr_AnnualReturn2011	1.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 11.84%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 24.70% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.89% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
1 Year	rr_AverageAnnualReturnYear01	1.67%
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
10 Years	rr_AverageAnnualReturnYear10	3.03%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.10%)	[82]
5 Years	rr_AverageAnnualReturnYear05	(2.46%)	[82]
10 Years	rr_AverageAnnualReturnYear10	1.09%	[82]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%	[82]
5 Years	rr_AverageAnnualReturnYear05	(1.38%)	[82]
10 Years	rr_AverageAnnualReturnYear10	1.49%	[82]
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	1.48%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
10 Years	rr_AverageAnnualReturnYear10	3.00%
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	276.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The Fund believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Class P and Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 16.29%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | S&P 500 Index + Barclays Long-Term Government/Credit Index - 3 Month LIBOR (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	189
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	329
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	738
Annual Return 2008	rr_AnnualReturn2008	(33.13%)
Annual Return 2009	rr_AnnualReturn2009	27.13%
Annual Return 2010	rr_AnnualReturn2010	27.60%
Annual Return 2011	rr_AnnualReturn2011	21.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 16.29%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 24.82% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -17.14% in the Q1 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.14%)
1 Year	rr_AverageAnnualReturnYear01	21.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.82%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Long Duration Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	859
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	601.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Class D shares (July 31, 2003), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P and Class D shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 15.61%. For the periods shown in the bar chart, the highest quarterly return was 25.83% in the Q2 2009, and the lowest quarterly return was -22.30% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	798
Annual Return 2003	rr_AnnualReturn2003	30.47%
Annual Return 2004	rr_AnnualReturn2004	13.60%
Annual Return 2005	rr_AnnualReturn2005	4.15%
Annual Return 2006	rr_AnnualReturn2006	13.81%
Annual Return 2007	rr_AnnualReturn2007	8.51%
Annual Return 2008	rr_AnnualReturn2008	(42.97%)
Annual Return 2009	rr_AnnualReturn2009	41.30%
Annual Return 2010	rr_AnnualReturn2010	25.42%
Annual Return 2011	rr_AnnualReturn2011	2.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 15.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 25.83% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -22.30% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
1 Year	rr_AverageAnnualReturnYear01	2.81%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%	[82]
5 Years	rr_AverageAnnualReturnYear05	(1.06%)	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%	[82]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� Total Return Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	635.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class D shares (July 31, 2006), performance information shown in the table for Class D is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of the S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options. The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is -4.83%. For the periods shown in the bar chart, the highest quarterly return was 25.08% in the Q4 2008, and the lowest quarterly return was -10.82% in the Q4 2010.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.77%)
5 Years	rr_AverageAnnualReturnYear05	(15.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.06%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
5 Years	rr_AverageAnnualReturnYear05	(3.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.97%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[43]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[43]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[43]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	822
Annual Return 2004	rr_AnnualReturn2004	3.54%
Annual Return 2005	rr_AnnualReturn2005	0.84%
Annual Return 2006	rr_AnnualReturn2006	(6.65%)
Annual Return 2007	rr_AnnualReturn2007	6.38%
Annual Return 2008	rr_AnnualReturn2008	48.56%
Annual Return 2009	rr_AnnualReturn2009	(13.90%)
Annual Return 2010	rr_AnnualReturn2010	(8.48%)
Annual Return 2011	rr_AnnualReturn2011	(4.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is -4.83%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 25.08% in the Q4 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.82% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.82%)
1 Year	rr_AverageAnnualReturnYear01	(4.84%)
5 Years	rr_AverageAnnualReturnYear05	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.63%)	[82]
5 Years	rr_AverageAnnualReturnYear05	0.54%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)	[82]
5 Years	rr_AverageAnnualReturnYear05	2.65%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[43]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
5 Years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"), with the remainder of the Fund's assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities ("TIPS")), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real return" equals total return less the estimated cost of inflation. The average portfolio duration of the fixed income portion of this Fund will normally vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers ("CPI") as the inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.

As part of its principal investment strategies, the Fund's investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the "realized" rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.

The Fund may invest in investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays Municipal Bond 1-10 year Blend (1-12) Index. The index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.71%. For the periods shown in the bar chart, the highest quarterly return was 3.20% in the Q2 2011, and the lowest quarterly return was -0.78% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	871
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
1 Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	144
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	567
Annual Return 2010	rr_AnnualReturn2010	1.56%
Annual Return 2011	rr_AnnualReturn2011	7.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.71%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 3.20% in the Q2 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.78% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.78%)
1 Year	rr_AverageAnnualReturnYear01	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.37%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%	[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[82]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Institutional) | (PIMCO Tax Managed Real Return Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
1 Year	rr_AverageAnnualReturnYear01	7.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (April 30, 2003) and the inception date of Class R shares (January 31, 2006), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Barclays U.S. TIPS 1-10 Year Index. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the Barclays U.S. TIPS 1-10 Year Index.

The Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. This index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark was the same CPI + 500 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments, with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.23%. For the periods shown in the bar chart, the highest quarterly return was 12.43% in the Q2 2009, and the lowest quarterly return was -8.38% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[16],[17]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	512
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,986
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	512
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	800
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,986
Annual Return 2003	rr_AnnualReturn2003	15.31%
Annual Return 2004	rr_AnnualReturn2004	11.12%
Annual Return 2005	rr_AnnualReturn2005	5.82%
Annual Return 2006	rr_AnnualReturn2006	4.69%
Annual Return 2007	rr_AnnualReturn2007	7.92%
Annual Return 2008	rr_AnnualReturn2008	(15.91%)
Annual Return 2009	rr_AnnualReturn2009	22.20%
Annual Return 2010	rr_AnnualReturn2010	13.06%
Annual Return 2011	rr_AnnualReturn2011	1.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.23%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 12.43% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.38% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.38%)
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
5 Years	rr_AverageAnnualReturnYear05	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.06%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.83%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.26%)	[81]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[16],[17]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	568
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[16],[17]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,478
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,478
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[16],[17]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[58]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	519
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,949
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	519
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	894
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,949
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 31, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds ("Underlying PIMCO Funds"). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities or commodities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 33 1/3% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS�� TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, (less any exposure to the PIMCO CommoditiesPLUS�� Short Strategy Fund) normally will not exceed 75% of its total assets.

The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33 1/3% of total assets. If at any time the Fund's borrowings exceed this 33 1/3% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Underlying PIMCO Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

The principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and Class C shares (July 29, 2005), performance information shown in the bar chart and table for these classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund's secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The Fund believes that this secondary benchmark reflects the Fund's long-term investment strategy more accurately than the S&P 500.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The index reflects seasonally adjusted returns. Prior to July 31, 2012, the Fund's secondary benchmark index was the same CPI+ 650 Basis Points benchmark as described, but with non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.37%. For the periods shown in the bar chart, the highest quarterly return was 11.72% in the Q2 2009, and the lowest quarterly return was -6.77% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Lipper Flexible Portfolio Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[15],[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[69]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	751
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	751
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,172
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,847
Annual Return 2004	rr_AnnualReturn2004	11.17%
Annual Return 2005	rr_AnnualReturn2005	6.12%
Annual Return 2006	rr_AnnualReturn2006	2.43%
Annual Return 2007	rr_AnnualReturn2007	9.37%
Annual Return 2008	rr_AnnualReturn2008	(7.52%)
Annual Return 2009	rr_AnnualReturn2009	18.65%
Annual Return 2010	rr_AnnualReturn2010	9.94%
Annual Return 2011	rr_AnnualReturn2011	2.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.37%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.72% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.77% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.77%)
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
5 Years	rr_AverageAnnualReturnYear05	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.65%)	[81]
5 Years	rr_AverageAnnualReturnYear05	2.99%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.00%)	[81]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO All Asset All Authority Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%	[15],[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.85%	[69]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	388
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,176
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones���UBS Commodity Index Total Return (the "Index"), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.

The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund's net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of June 30, 2012 was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of a commodity index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of the Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising commodity index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of a commodity index is rising and the Fund's Fixed Income Instruments holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index (due, in part, to the possibility of different roll dates, reset dates or contract months in the case of commodity derivatives in comparison to those specified in a commodity index)

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Dow Jones-UBS Commodity Index Total Return. The index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Speciality Funds Average is a total return performance average of Funds that invest primarily in commodity-linked derivative instruments or physicals of sectors or strategies not previously mentioned. These include leveraged or short-biased offerings.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.62%. For the periods shown in the bar chart, the highest quarterly return was 8.88% in the Q3 2011, and the lowest quarterly return was -4.66% in the Q1 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Lipper Commodities Specialty Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.62%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Inverse of the Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.14%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[63]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	936
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,021
Annual Return 2011	rr_AnnualReturn2011	10.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.62%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 8.88% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.66% in the Q1 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.66%)
1 Year	rr_AverageAnnualReturnYear01	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.14%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(11.20%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.47%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Short Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[63]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
1 Year	rr_AverageAnnualReturnYear01	8.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.84%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug 17, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities Funds Average is a total return performance average of Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is -5.25%. For the periods shown in the bar chart, the highest quarterly return was 13.22% in the Q1 2011, and the lowest quarterly return was -13.74% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Lipper Commodities Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,967
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	669
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	922
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,967
Annual Return 2011	rr_AnnualReturn2011	(2.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is -5.25%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.22% in the Q1 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -13.74% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.74%)
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.72%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.16%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS�� Strategy Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[62]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	(3.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 177% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC ("PIMCO"), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones-UBS Commodity Index Total Return (formerly named the Dow Jones-AIG Commodity Index Total Return) is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is -0.52%. For the periods shown in the bar chart, the highest quarterly return was 16.61% in the Q1 2004, and the lowest quarterly return was -35.85% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.66%)
5 Years	rr_AverageAnnualReturnYear05	(2.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[16],[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[71]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	667
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	916
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
Annual Return 2003	rr_AnnualReturn2003	29.09%
Annual Return 2004	rr_AnnualReturn2004	15.78%
Annual Return 2005	rr_AnnualReturn2005	19.92%
Annual Return 2006	rr_AnnualReturn2006	(3.46%)
Annual Return 2007	rr_AnnualReturn2007	23.17%
Annual Return 2008	rr_AnnualReturn2008	(43.71%)
Annual Return 2009	rr_AnnualReturn2009	39.50%
Annual Return 2010	rr_AnnualReturn2010	23.50%
Annual Return 2011	rr_AnnualReturn2011	(8.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is -0.52%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 16.61% in the Q1 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -35.85% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.85%)
1 Year	rr_AverageAnnualReturnYear01	(13.15%)
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.79%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(4.71%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.17%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(2.39%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[16],[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%	[71]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,102
1 Year	rr_AverageAnnualReturnYear01	(12.18%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[16],[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%	[71]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
1 Year	rr_AverageAnnualReturnYear01	(9.49%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund��) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[16],[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[59]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[71]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
1 Year	rr_AverageAnnualReturnYear01	(8.29%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 629% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	629.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 Index (the "S&P 500"), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI�� 1000 and the S&P 500 are further described below. The Fund's strategy with respect to maintaining long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 can be characterized as "market neutral" because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI�� 1000 over the S&P 500.

Enhanced RAFI�� 1000 is a performance recalibrated version of the FTSE RAFI�� US 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI�� 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI�� 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.The Fund seeks to maintain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500 even when Enhanced RAFI�� 1000 is underperforming relative to the S&P 500.

The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI�� 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund's net assets. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the price appreciation (or depreciation) on the S&P 500 and certain transaction costs. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI�� 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund's performance of general stock market movements, Pacific Investment Management Company LLC ("PIMCO") may increase or decrease the Fund's long exposure to Enhanced RAFI�� 1000 or the Fund's short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000 relative to the S&P 500. The Fund also may invest in exchange-traded funds.

The values of derivatives based on Enhanced RAFI�� 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI�� 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund's assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI�� 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI�� 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2008), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.51%. For the periods shown in the bar chart, the highest quarterly return was 11.24% in the Q2 2009, and the lowest quarterly return was -5.27% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market-Neutral Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	503
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,895
Annual Return 2009	rr_AnnualReturn2009	15.79%
Annual Return 2010	rr_AnnualReturn2010	10.24%
Annual Return 2011	rr_AnnualReturn2011	(0.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.24% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -5.27% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.48%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.99%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	(2.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the FTSE RAFI�� US 1000 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,047% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1047.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the FTSE RAFI�� US 1000 Index (the "Index") by investing under normal circumstances in derivatives based on Enhanced RAFI�� 1000, an enhanced, performance recalibrated version of the Index ("Enhanced RAFI�� 1000"), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Index and Enhanced RAFI�� 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI�� 1000 derivatives in addition to or in place of Enhanced RAFI�� 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI�� 1000 derivatives should closely track changes in the value of Enhanced RAFI�� 1000. However, Enhanced RAFI�� 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of Enhanced RAFI�� 1000 by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� 1000 for purposes of developing Enhanced RAFI�� 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI�� 1000 is a performance recalibrated version of the Index that incorporates additional factors, including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company's fundamental drivers of value. Enhanced RAFI�� 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI�� 1000 derivatives or Enhanced RAFI�� 1000 stocks even when Enhanced RAFI�� 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� 1000 derivatives by providing model portfolios of Enhanced RAFI�� 1000 securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� 1000 to the Fund. Because the Enhanced RAFI�� 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of Enhanced RAFI�� 1000.

Though the Fund does not normally invest directly in Enhanced RAFI�� 1000 securities, when Enhanced RAFI�� 1000 derivatives appear to be overvalued relative to Enhanced RAFI�� 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI�� 1000 stocks. In the alternative, the Fund may invest all of its assets in a "basket" of Index stocks. The Fund also may invest in exchange-traded funds.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the FTSE RAFI�� US 1000 Index. FTSE RAFI�� US 1000 Index is part of the FTSE RAFI�� Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI�� Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI�� US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock's dividend provides to the performance of the index. The Fund's secondary benchmark is the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 13.77%. For the periods shown in the bar chart, the highest quarterly return was 31.73% in the Q2 2009, and the lowest quarterly return was -23.89% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | FTSE RAFI�� US 1000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	492
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
Annual Return 2006	rr_AnnualReturn2006	16.70%
Annual Return 2007	rr_AnnualReturn2007	7.37%
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	56.50%
Annual Return 2010	rr_AnnualReturn2010	30.03%
Annual Return 2011	rr_AnnualReturn2011	4.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 13.77%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 31.73% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -23.89% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.74%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(1.63%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%	[81]
5 Years	rr_AverageAnnualReturnYear05	0.11%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Fundamental IndexPLUS�� TR Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), Fixed Income Instruments, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO CommodityRealReturn Strategy Fund��). The Fund will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Fund will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund, PIMCO CommodityRealReturn Strategy Fund��, Underlying PIMCO Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Global Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that allocate investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. The Fund began operations on 10/29/08. Index comparisons began on 10/31/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 2.25%. For the periods shown in the bar chart, the highest quarterly return was 11.30% in the Q3 2009, and the lowest quarterly return was -7.68% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,335
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	703
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,024
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,335
Annual Return 2009	rr_AnnualReturn2009	19.16%
Annual Return 2010	rr_AnnualReturn2010	11.75%
Annual Return 2011	rr_AnnualReturn2011	(1.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 2.25%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 11.30% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.68% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.68%)
1 Year	rr_AverageAnnualReturnYear01	(7.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.95%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.48%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,676
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Global Multi-Asset Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[60],[61]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 29, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 235% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	235.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Pacific Investment Management Company LLC ("PIMCO") uses a three-step approach in seeking to achieve the Fund's investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Fund.

The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds").

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest, without limitation, in any of the Underlying PIMCO Funds (except as described below).

The Fund may invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. To mitigate the negative effects of inflation, the Fund seeks concurrent exposure to a broad spectrum of asset classes and other investments.

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds) and the Fund may invest up to 15% of its total assets in equity securities of REITs. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Fund VII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"), and the PIMCO CommoditiesPLUS�� Short Strategy Fund, PIMCO CommoditiesPLUS�� Strategy Fund and PIMCO Commodity RealReturn Strategy Fund��, each an Underlying PIMCO Fund). The Subsidiary is advised by PIMCO and primarily invests in commodity linked derivative instruments backed by a portfolio of inflation indexed securities and other Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will normally limit its exposure to gold to 15% of its total assets. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may invest, without limitation, in high yield securities ("junk bonds"). The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund's assets are not allocated according to a predetermined blend of shares of the Acquired Funds and/or direct investments in securities, instruments and other investments. Instead, when making allocation decisions among the Acquired Funds, securities, instruments and other investments, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, and labor information. PIMCO uses these factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time.

Once the target asset allocation, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,076
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,076
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	648
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,423
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	648
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,120
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,423
(PIMCO Strategic Markets - Retail) | (PIMCO Inflation Response Multi-Asset Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[64],[65],[66]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	495
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	861
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 347% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	347.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks total return which exceeds that of the MSCI EAFE Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Developed ex-U.S. Fundamental Index (the "eRAFI Developed ex-U.S. Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Developed ex-U.S. Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Developed ex-U.S. Fundamental Index derivatives should closely track changes in the value of eRAFI Developed ex-U.S. Fundamental Index. However, eRAFI Developed ex-U.S. Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Developed ex-U.S. Fundamental Index is comprised of stocks with a market capitalization ranging from $18 million to $193 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Developed ex-U.S. Fundamental Index for purposes of developing eRAFI Developed ex-U.S. Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Developed ex-U.S. Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Developed ex-U.S. Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Developed ex-U.S. Fundamental Index derivatives by providing model portfolios of the eRAFI Developed ex-U.S. Fundamental Index securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on the eRAFI Developed ex-U.S. Fundamental Index to the Fund. Because the eRAFI Developed ex-U.S. Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Developed ex-U.S. Fundamental Index.

The Fund seeks to remain invested in the eRAFI Developed ex-U.S. Fundamental Index derivatives even when the eRAFI Developed ex-U.S. Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Developed ex-U.S. Fundamental Index securities, when the eRAFI Developed ex-U.S. Fundamental Index derivatives appear to be overvalued relative to the eRAFI Developed ex-U.S. Fundamental Index, the Fund may invest all of its assets in a "basket"of eRAFI Developed ex-U.S. Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Developed ex-U.S. Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Developed ex-U.S. Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	492
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
(PIMCO Strategic Markets - Retail) | (PIMCO International Fundamental IndexPLUS�� TR Strategy Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 778% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	778.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund's equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 8.53%. For the periods shown in the bar chart, the highest quarterly return was 35.67% in the Q2 2009, and the lowest quarterly return was -23.03% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.06%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.54%)
5 Years	rr_AverageAnnualReturnYear05	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	477
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	477
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	927
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,598
Annual Return 2007	rr_AnnualReturn2007	13.04%
Annual Return 2008	rr_AnnualReturn2008	(42.86%)
Annual Return 2009	rr_AnnualReturn2009	42.06%
Annual Return 2010	rr_AnnualReturn2010	15.95%
Annual Return 2011	rr_AnnualReturn2011	(11.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 8.53%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 35.67% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -23.03% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.03%)
1 Year	rr_AverageAnnualReturnYear01	(14.41%)
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.47%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.62%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(5.29%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.10%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.35%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(3.37%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (Unhedged)) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
1 Year	rr_AverageAnnualReturnYear01	(12.39%)
5 Years	rr_AverageAnnualReturnYear05	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Nov 30, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 896% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	896.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Net Dividend Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange-traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 9.33%. For the periods shown in the bar chart, the highest quarterly return was 27.74% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.10%)
5 Years	rr_AverageAnnualReturnYear05	(5.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.54%)
5 Years	rr_AverageAnnualReturnYear05	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	489
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,731
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	489
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,731
Annual Return 2004	rr_AnnualReturn2004	13.59%
Annual Return 2005	rr_AnnualReturn2005	26.38%
Annual Return 2006	rr_AnnualReturn2006	17.35%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	(40.57%)
Annual Return 2009	rr_AnnualReturn2009	46.32%
Annual Return 2010	rr_AnnualReturn2010	14.98%
Annual Return 2011	rr_AnnualReturn2011	(10.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 9.33%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 27.74% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -17.37% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
1 Year	rr_AverageAnnualReturnYear01	(14.20%)
5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.02%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(6.20%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.99%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(3.86%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
1 Year	rr_AverageAnnualReturnYear01	(15.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO International StocksPLUS�� TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	(12.45%)
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2019. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2019. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays US TIPS Real Income 2019 Index. The index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. Index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.49%. For the periods shown in the bar chart, the highest quarterly return was 2.33% in the Q2 2010, and the lowest quarterly return was -0.06% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Barclays US TIPS Real Income 2019 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	453
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,316
Annual Return 2010	rr_AnnualReturn2010	4.80%
Annual Return 2011	rr_AnnualReturn2011	7.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.49%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.33% in the Q2 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.06% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.06%)
1 Year	rr_AverageAnnualReturnYear01	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.96%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.92%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2019 Fund��) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
1 Year	rr_AverageAnnualReturnYear01	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund may also invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) ("CPI") as the inflation measure for U.S. Treasury Inflation-Protected Securities ("TIPS"). Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The Fund will invest in short-, intermediate- and long-term inflation-indexed bonds in a "laddered" investment strategy to seek to provide regular monthly distributions adjusted for inflation through the Fund's maturity date in 2029. This laddered structure is expected to result in a portion of the inflation-indexed bonds held by the Fund maturing each year. The laddered structure enables the Fund generally to hold a portion of the inflation-indexed bonds until maturity in order to reduce the long-term impact of changing real interest rates. The portfolio manager will determine the portion of the Fund's inflation-indexed bonds that mature in any given year based on what will best provide the monthly distributions (inflation-adjusted) to shareholders.

The Fund's distribution strategy is designed to provide monthly distributions to Fund shareholders such that all assets of the Fund will be fully distributed to the Fund's shareholders by the Fund's maturity date in 2029. Upon maturity, the Fund is expected to have distributed all of its assets to Fund shareholders and will liquidate by distributing the final monthly distribution. A monthly distribution will primarily consist of the income received from the Fund's portfolio securities and may also include principal from inflation-indexed bonds that have recently matured. The monthly distribution rate will be calculated at the Fund's inception based on the portfolio manager's estimate of the monthly distribution amount that will best allow for the Fund's assets to be fully distributed by the final maturity date of the Fund. This monthly distribution amount will then be adjusted for inflation according to changes in the CPI. During periods of rising inflation the amount of the monthly distribution is expected to increase and during periods of deflation the amount of the monthly distribution is expected to decrease. These distributions are not guaranteed.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Distribution Adjustment Risk: the risk that the Fund's calculated monthly distribution amount may be adjusted higher or lower for reasons other than the inflation adjustment described in the "Fund Distributions" section of this prospectus. The purpose of the adjustments is to enable the Fund to better provide regular monthly distributions through the Fund's final maturity date; however, distributions may be adjusted for different reasons including gains or losses from buying and selling securities that can result from shareholder activity, the value of securities at maturity, monthly distributions, and/or portfolio management decisions. If deflation causes the inflation-adjusted principal of a TIPS issue held to maturity to be lower than its original principal value, the Fund would benefit by receiving the greater original principal value. As a result, the corresponding monthly distribution may be adjusted upward to account for the difference between the lower value and the original principal value guaranteed at maturity

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays US TIPS Real Income 2029 Index. The index is designed to track the performance of a U.S. TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. The Lipper Retirement Income Funds Average is a total return performance average of funds tracked by Lipper Inc. that are designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The Fund began operations on 10/30/09. Index comparisons began on 10/31/09.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.30%. For the periods shown in the bar chart, the highest quarterly return was 5.62% in the Q3 2011, and the lowest quarterly return was -1.31% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Barclays US TIPS Real Income 2029 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Lipper Retirement Income Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	453
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,316
Annual Return 2010	rr_AnnualReturn2010	6.99%
Annual Return 2011	rr_AnnualReturn2011	14.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.30%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 5.62% in the Q3 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -1.31% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.31%)
1 Year	rr_AverageAnnualReturnYear01	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.36%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Real Income 2029 Fund��) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
1 Year	rr_AverageAnnualReturnYear01	12.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 287% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange-traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 21.87%. For the periods shown in the bar chart, the highest quarterly return was 42.35% in the Q3 2009, and the lowest quarterly return was -46.32% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.71%
5 Years	rr_AverageAnnualReturnYear05	(1.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	904
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
Annual Return 2004	rr_AnnualReturn2004	41.58%
Annual Return 2005	rr_AnnualReturn2005	12.12%
Annual Return 2006	rr_AnnualReturn2006	26.80%
Annual Return 2007	rr_AnnualReturn2007	(12.42%)
Annual Return 2008	rr_AnnualReturn2008	(47.29%)
Annual Return 2009	rr_AnnualReturn2009	53.42%
Annual Return 2010	rr_AnnualReturn2010	38.86%
Annual Return 2011	rr_AnnualReturn2011	25.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 21.87%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 42.35% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -46.32% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.32%)
1 Year	rr_AverageAnnualReturnYear01	18.56%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.38%	[81]
5 Years	rr_AverageAnnualReturnYear05	(1.52%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.01%	[81]
5 Years	rr_AverageAnnualReturnYear05	(0.22%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,968
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,968
1 Year	rr_AverageAnnualReturnYear01	19.86%
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
1 Year	rr_AverageAnnualReturnYear01	23.74%
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	12.19%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. Unlike the other PIMCO RealRetirement�� Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the 1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real Return Today IndexSM. The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real Return 2010 IndexSM. The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward. The Dow Jones Real Return 2010 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.53%. For the periods shown in the bar chart, the highest quarterly return was 10.71% in the Q2 2009, and the lowest quarterly return was -2.10% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return Today Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Dow Jones Real Return 2010 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Lipper Mixed-Asset Target Allocation Conservative Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[16],[22]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2009	rr_AnnualReturn2009	22.57%
Annual Return 2010	rr_AnnualReturn2010	10.05%
Annual Return 2011	rr_AnnualReturn2011	3.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.53%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 10.71% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.10% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.50%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.39%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[16],[22]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
1 Year	rr_AverageAnnualReturnYear01	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� Income and Distribution Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[16],[22]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
1 Year	rr_AverageAnnualReturnYear01	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2015 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2015, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,199
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	925
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,199
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,978
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2015 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2020 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.28%. For the periods shown in the bar chart, the highest quarterly return was 13.12% in the Q2 2009, and the lowest quarterly return was -4.47% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Dow Jones Real Return 2020 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Lipper Mixed-Asset Target 2020 Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[16],[23]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2009	rr_AnnualReturn2009	24.10%
Annual Return 2010	rr_AnnualReturn2010	9.73%
Annual Return 2011	rr_AnnualReturn2011	1.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.28%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 13.12% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.47% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.47%)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.24%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[16],[23]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2020 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[16],[23]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[16],[28]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[16],[28]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2025 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[16],[28]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2030 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 4.30%. For the periods shown in the bar chart, the highest quarterly return was 14.67% in the Q2 2009, and the lowest quarterly return was -6.95% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Lipper Mixed-Asset Target 2030 Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Dow Jones Real Return 2030 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[16],[24]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2009	rr_AnnualReturn2009	26.87%
Annual Return 2010	rr_AnnualReturn2010	10.21%
Annual Return 2011	rr_AnnualReturn2011	(0.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 4.30%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.67% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.95% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.41%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.90%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.52%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[16],[24]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.06%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2030 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[16],[24]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCORealRetirement�� 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[16],[29]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[16],[29]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2035 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[16],[29]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%	[73]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2040 Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 5.65%. For the periods shown in the bar chart, the highest quarterly return was 20.91% in the Q2 2009, and the lowest quarterly return was -9.70% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Dow Jones Real Return 2040 Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Lipper Mixed-Asset Target 2040 Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[16],[25]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,106
Annual Return 2009	rr_AnnualReturn2009	35.15%
Annual Return 2010	rr_AnnualReturn2010	12.97%
Annual Return 2011	rr_AnnualReturn2011	(1.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 5.65%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 20.91% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -9.70% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.70%)
1 Year	rr_AverageAnnualReturnYear01	(7.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.84%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.00%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.68%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%	[16],[25]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.12%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2040 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[16],[25]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

The Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[16],[30]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[55],[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,106
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[16],[30]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[55],[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.12%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2045 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[16],[30]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[55],[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO RealRetirement�� 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO RealRetirement�� Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement�� Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, Pacific Investment Management Company LLC ("PIMCO") uses a four-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) performing tactical allocation adjustments around the glide path; 3) developing a series of relative value strategies designed to add value beyond the target allocation; and 4) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"), Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private- sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds"), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, "Acquired Funds"). The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO RealRetirement�� Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO RealRetirement�� Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to "real" assets, such as Treasury-Inflation Protected Securities ("TIPS"), commodities, and real estate, which complement exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. As described in greater detail below, PIMCO may adjust the Fund's actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO's real-time views of perceived risks and opportunities. PIMCO may also choose to modify the target asset allocations of the glide path itself from time to time.

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target year in the Fund's name.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40-70%	25%	10-40%	20%	10-60%
30	55%	40-70%	20%	5-35%	25%	10-65%
20	45%	30-55%	15%	0-25%	40%	10-75%
10	25%	10-35%	10%	0-20%	65%	35-95%
0	15%	5-25%	5%	0-10%	80%	60-95%

The tactical allocation adjustments described above are driven by PIMCO's secular and cyclical views, which are formulated by considering various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. These factors include projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity, fixed income, commodity and real estate markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances, labor information and relevant legislative or public policy changes. These "top down" macro economic factors, as well as more micro "bottom up" factors that are unique to narrowly defined market sectors, are used to identify attractive relative value strategies. These strategies seek to modestly enhance the Fund's returns in a manner within the allocation ranges relative to the glide path targets described above. When reallocating the Fund's investment exposures, PIMCO may do so by adjusting the mix of affiliated or unaffiliated funds, or by investing directly in securities, instruments and other investments, based on its ongoing analyses of the global economy, financial markets and the relative valuation and risks presented by the aforementioned vehicles and instruments. While PIMCO can adjust the Fund's investment exposures daily, including the vehicles or instruments used to gain those exposures, material shifts in investment exposures typically take place over longer periods of time.

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement�� Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement�� Income and Distribution Fund.

As part of its investment process, PIMCO will also seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns.

Once the tactical asset allocation adjustments, relative value strategies and risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Additional information for these Underlying PIMCO Funds can be found in the Statement of Additional Information and/or the Underlying PIMCO Funds' prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPS, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index's maturity date approaches. The Lipper Mixed-Asset Target 2050+ Funds Average is a total performance average of funds tracked by Lipper, Inc. that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 6.01%. For the periods shown in the bar chart, the highest quarterly return was 20.60% in the Q2 2009, and the lowest quarterly return was -10.62% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Lipper Mixed-Asset Target 2050+ Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Dow Jones Real Return 40+ Index��� (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[16],[26]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,106
Annual Return 2009	rr_AnnualReturn2009	37.84%
Annual Return 2010	rr_AnnualReturn2010	14.09%
Annual Return 2011	rr_AnnualReturn2011	(3.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 6.01%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 20.60% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.62% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.62%)
1 Year	rr_AverageAnnualReturnYear01	(8.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.64%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.93%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.78%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%	[16],[26]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.12%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO RealRetirement�� 2050 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[16],[26]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[60]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the Russell 2000�� Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 666% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	666.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the Russell 2000�� Index by investing under normal circumstances in Russell 2000�� Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC ("PIMCO"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000�� Index derivatives instead of Russell 2000�� Index stocks to attempt to equal or exceed the daily performance of the Russell 2000�� Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000�� Index derivatives should closely track changes in the value of the index. However, Russell 2000�� Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000�� Index, which represents approximately 10% of the total market capitalization of the Russell 3000�� Index. As of June 30, 2012, the Russell 2000�� Index's average market capitalization (dollar-weighted) was $675 million. The Fund seeks to remain invested in Russell 2000�� Index derivatives or Russell 2000�� Index stocks even when the Russell 2000�� Index is declining.

Though the Fund does not normally invest directly in Russell 2000�� Index securities, when Russell 2000�� Index derivatives appear to be overvalued relative to the Russell 2000�� Index, the Fund may invest all of its assets in a "basket" of Russell 2000�� Index stocks. The Fund also may invest in exchange-traded funds based on the Russell 2000�� Index.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000�� Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000�� Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2006), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000�� Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 15.01%. For the periods shown in the bar chart, the highest quarterly return was 30.78% in the Q2 2009, and the lowest quarterly return was -24.72% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Russell 2000 �� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	482
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,654
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	482
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	953
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,654
Annual Return 2007	rr_AnnualReturn2007	1.17%
Annual Return 2008	rr_AnnualReturn2008	(31.21%)
Annual Return 2009	rr_AnnualReturn2009	44.20%
Annual Return 2010	rr_AnnualReturn2010	38.74%
Annual Return 2011	rr_AnnualReturn2011	(5.09%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 15.01%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 30.78% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -24.72% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.72%)
1 Year	rr_AverageAnnualReturnYear01	(8.65%)
5 Years	rr_AverageAnnualReturnYear05	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.00%)	[81]
5 Years	rr_AverageAnnualReturnYear05	0.37%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.61%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.51%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Cap StocksPLUS�� TR Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	(6.56%)
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	227.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks total return which exceeds that of the Russell 2000�� Index (the "Benchmark Index"), by investing under normal circumstances in derivatives based on the Enhanced RAFI�� (eRAFI) Small Company Fundamental Index (the "eRAFI Small Company Fundamental Index"), backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund uses the eRAFI Small Company Fundamental Index derivatives to attempt to equal or exceed the daily performance of the Benchmark Index. The values of the eRAFI Small Company Fundamental Index derivatives should closely track changes in the value of eRAFI Small Company Fundamental Index. However, eRAFI Small Company Fundamental Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. As of June 30, 2012, the eRAFI Small Company Fundamental Index is comprised of stocks with a market capitalization ranging from $5 million to $8 billion.

Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the eRAFI Small Company Fundamental Index by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the eRAFI Small Company Fundamental Index for purposes of developing eRAFI Small Company Fundamental Index derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund typically will seek to gain exposure to the eRAFI Small Company Fundamental Index by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the eRAFI Small Company Fundamental Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of the eRAFI Small Company Fundamental Index derivatives by providing a model portfolio of the eRAFI Small Company Fundamental Index to the Fund's swap counterparties, who in turn are able to provide total return swaps based on the eRAFI Small Company Fundamental Index to the Fund. Because eRAFI Small Company Fundamental Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the eRAFI Small Company Fundamental Index.

The Fund seeks to remain invested in the eRAFI Small Company Fundamental Index derivatives even when the eRAFI Small Company Fundamental Index is declining. Though the Fund does not normally invest directly in the eRAFI Small Company Fundamental Index securities, when the eRAFI Small Company Fundamental Index derivatives appear to be overvalued relative to the eRAFI Small Company Fundamental Index, the Fund may invest all of its assets in a "basket" of eRAFI Small Company Fundamental Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both eRAFI Small Company Fundamental Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of eRAFI Small Company Fundamental Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	492
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
(PIMCO Strategic Markets - Retail) | (PIMCO Small Company Fundamental IndexPLUS�� TR Strategy Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 404% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	404.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 11.63%. For the periods shown in the bar chart, the highest quarterly return was 24.84% in the Q2 2009, and the lowest quarterly return was -25.94% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
10 Years	rr_AverageAnnualReturnYear10	2.46%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2002	rr_AnnualReturn2002	(20.21%)
Annual Return 2003	rr_AnnualReturn2003	28.87%
Annual Return 2004	rr_AnnualReturn2004	10.17%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	14.23%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	(45.60%)
Annual Return 2009	rr_AnnualReturn2009	41.44%
Annual Return 2010	rr_AnnualReturn2010	17.85%
Annual Return 2011	rr_AnnualReturn2011	1.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 11.63%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 24.84% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.94% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
10 Years	rr_AverageAnnualReturnYear10	2.29%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.21%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(3.39%)	[81]
10 Years	rr_AverageAnnualReturnYear10	0.42%	[81]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(2.17%)	[81]
10 Years	rr_AverageAnnualReturnYear10	0.90%	[81]
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,661
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,661
1 Year	rr_AverageAnnualReturnYear01	(4.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.59%)
10 Years	rr_AverageAnnualReturnYear10	2.08%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	443
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
10 Years	rr_AverageAnnualReturnYear10	2.11%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	1.13%
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	2.39%
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Long Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	276.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the "Indexes"), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Long-Term Government/Credit Index, as calculated by PIMCO, which as of June 30, 2012 was 13.96 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR (London Interbank Offered Rate). This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for the payment of 3-Month LIBOR, and invests the capital in a long duration bond portfolio. The Fund believes that this self-blended benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 16.29%. For the periods shown in the bar chart, the highest quarterly return was 24.82% in the Q3 2009, and the lowest quarterly return was -17.14% in the Q1 2009.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Long Duration Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	472
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	472
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,543
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 601% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	601.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC ("PIMCO") actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks. The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (July 31, 2003), performance shown in the table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index. The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 15.23%. For the periods shown in the bar chart, the highest quarterly return was 25.57% in the Q2 2009, and the lowest quarterly return was -22.23% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	477
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	477
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	927
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,598
Annual Return 2003	rr_AnnualReturn2003	30.56%
Annual Return 2004	rr_AnnualReturn2004	13.13%
Annual Return 2005	rr_AnnualReturn2005	3.67%
Annual Return 2006	rr_AnnualReturn2006	13.32%
Annual Return 2007	rr_AnnualReturn2007	8.06%
Annual Return 2008	rr_AnnualReturn2008	(43.13%)
Annual Return 2009	rr_AnnualReturn2009	40.49%
Annual Return 2010	rr_AnnualReturn2010	25.03%
Annual Return 2011	rr_AnnualReturn2011	2.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 15.23%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 25.57% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -22.23% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.46%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(2.09%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(0.86%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	3.50%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	763
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,642
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,642
1 Year	rr_AverageAnnualReturnYear01	(1.92%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� Total Return Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	1.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jun 28, 2002
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 635% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	635.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC's ("PIMCO") active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10% of its total assets in preferred stocks.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, the returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and C shares (July 31, 2006), performance information shown in the bar chart and table for these classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options. The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is -4.67%. For the periods shown in the bar chart, the highest quarterly return was 24.72% in the Q4 2008, and the lowest quarterly return was -10.92% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.77%)
5 Years	rr_AverageAnnualReturnYear05	(15.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.06%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
5 Years	rr_AverageAnnualReturnYear05	(3.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.97%)
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	479
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	479
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	938
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,621
Annual Return 2004	rr_AnnualReturn2004	3.13%
Annual Return 2005	rr_AnnualReturn2005	0.43%
Annual Return 2006	rr_AnnualReturn2006	(6.88%)
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	47.43%
Annual Return 2009	rr_AnnualReturn2009	(14.21%)
Annual Return 2010	rr_AnnualReturn2010	(9.13%)
Annual Return 2011	rr_AnnualReturn2011	(5.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is -4.67%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 24.72% in the Q4 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -10.92% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.92%)
1 Year	rr_AverageAnnualReturnYear01	(8.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.53%)	[81]
5 Years	rr_AverageAnnualReturnYear05	(0.78%)	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.70%)	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.73%)	[81]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO StocksPLUS�� TR Short Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	(7.06%)
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, B, C and R Shares" section on page 142 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"), with the remainder of the Fund's assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities ("TIPS")), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real return" equals total return less the estimated cost of inflation. The average portfolio duration of the fixed income portion of this Fund will normally vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and under normal market conditions is not expected to exceed eight years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers ("CPI") as the inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.

As part of its principal investment strategies, the Fund's investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the "realized" rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the "breakeven inflation" rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in "bullet" format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.

The Fund may invest in investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund seeks to minimize shareholders' tax liability in connection with the Fund's distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Barclays Municipal Bond 1-10 year Blend (1-12) Index. The index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Lipper Intermediate Municipal Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 1.51%. For the periods shown in the bar chart, the highest quarterly return was 3.10% in the Q2 2011, and the lowest quarterly return was -0.88% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Barclays Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,385
Annual Return 2010	rr_AnnualReturn2010	1.15%
Annual Return 2011	rr_AnnualReturn2011	6.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 1.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 3.10% in the Q2 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -0.88% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
1 Year	rr_AverageAnnualReturnYear01	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.44%	[81]
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[81]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
(PIMCO Strategic Markets - Retail) | (PIMCO Tax Managed Real Return Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	237
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Oct 30, 2009
[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.
[2]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
[3]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
[4]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[5]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[6]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[7]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[8]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[9]	Total Annual Fund Operating Expenses excluding interest expense is 0.825%, 1.575% and 1.575% for Class A, Class B and Class C shares, respectively.
[10]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60%, 1.35% and 1.10% for Class A, Class B, Class C and Class R shares, respectively.
[11]	Total Annual Fund Operating Expenses excluding interest expense is 0.70%, 1.45%, 1.00% and 0.95% for Class A, Class B, Class C and Class R shares, respectively.
[12]	Total Annual Fund Operating Expenses excluding interest expense is 1.05% and 1.80% for Class A and Class C shares, respectively.
[13]	Total Annual Fund Operating Expenses excluding interest expense is 0.85%, 1.60% and 1.10% for Class A, Class C and Class R shares, respectively.
[14]	Total Annual Fund Operating Expenses excluding interest expense is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.
[15]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.11% and 2.86% for Class A and Class C shares, respectively.
[16]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[17]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.445%, 2.195%, 2.195%, and 1.695% for Class A, Class B, Class C and Class R shares, respectively.
[18]	Total Annual Fund Operating Expenses excluding interest expense is 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively.
[19]	Total Annual Fund Operating Expenses excluding interest expense is 1.14%, 1.89% and 1.89% for Class A, Class B and Class C shares, respectively.
[20]	Total Annual Fund Operating Expenses excluding interest expense is 1.04% and 1.79% for Class A and Class C shares, respectively.
[21]	Total Annual Fund Operating Expenses excluding interest expense is 1.32%, 2.07%, 2.07% and 1.57% for Class A, Class B, Class C and Class R shares, respectively.
[22]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.68%, 2.43% and 1.93% for the Class A, Class C and Class R shares, respectively.
[23]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.69%, 2.44% and 1.94% for the Class A, Class C and Class R shares, respectively.
[24]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.75%, 2.50% and 2.00% for the Class A, Class C and Class R shares, respectively.
[25]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.83%, 2.58% and 2.08% for the Class A, Class C and Class R shares, respectively.
[26]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.85%, 2.60% and 2.10% for the Class A, Class C and Class R shares, respectively.
[27]	Total Annual Fund Operating Expenses excluding interest expense is 1.29% and 2.04% for Class A and Class C shares, respectively.
[28]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.74%, 2.49% and 1.99% for the Class A, Class C and Class R shares, respectively.
[29]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.79%, 2.54% and 2.04% for the Class A, Class C and Class R shares, respectively.
[30]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.86%, 2.61% and 2.11% for the Class A, Class C and Class R shares, respectively.
[31]	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund's fees and expenses. See "Management of the Funds���Temporary Fee Waivers, Reductions and Reimbursements" for additional information. Such waivers, if any, are not reflected in this table.
[32]	Total Annual Fund Operating Expenses excluding interest expense is 0.475%, 0.575% and 0.725% for Institutional Class, Class P and Administrative Class shares, respectively.
[33]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[34]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.70% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[35]	Total Annual Fund Operating Expenses excluding interest expense is 0.65%, 0.75%, 0.90% and 1.05% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[36]	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[37]	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.00%, 1.15% and 1.30% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[38]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.66%, 1.76%, 1.91% and 2.06% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[39]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 0.945%, 1.045%, 1.195% and 1.345% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[40]	Total Annual Fund Operating Expenses excluding interest expense is 0.75%, 0.85%, 1.00% and 1.15% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[41]	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65% and 0.80% for Institutional Class, Class P and Administrative Class shares, respectively.
[42]	Total Annual Fund Operating Expenses excluding interest expense is 0.74%, 0.84%, 0.99% and 1.14% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[43]	Total Annual Fund Operating Expenses excluding interest expense is 0.64%, 0.74%, 0.89% and 1.04% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[44]	Total Annual Fund Operating Expenses excluding interest expense is 0.87%, 0.97%, 1.12% and 1.32% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[45]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.18%, 1.28%, 1.43% and 1.68% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[46]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.19%, 1.29%, 1.44% and 1.69% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[47]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.25%, 1.35%, 1.50% and 1.75% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[48]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.33%, 1.43%, 1.58% and 1.83% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[49]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.35%, 1.45%, 1.60% and 1.85% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[50]	Total Annual Fund Operating Expenses excluding interest expense is 0.89%, 0.99%, 1.14% and 1.29% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[51]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.24%, 1.34%, 1.49% and 1.74% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[52]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.29%, 1.39%, 1.54% and 1.79% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[53]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.36%, 1.46%, 1.61% and 1.86% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[54]	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.
[55]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[56]	PIMCO has contractually agreed, through July 31, 2014, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[57]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[58]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[59]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[60]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[61]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[62]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[63]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[64]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[65]	PIMCO has contractually agreed, through July 13, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[66]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[67]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[68]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[69]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 2.08% and 2.83% for Class A and Class C shares, respectively.
[70]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.375%, 2.125%, 2.125% and 1.625% for Class A, Class B, Class C and Class R shares, respectively.
[71]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 1.19%, 1.94%, 1.94% and 1.44% for Class A, Class B, Class C and Class R, respectively.
[72]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for Class A, Class C and Class R shares, respectively.
[73]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for Class A, Class C and Class R shares, respectively.
[74]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.35%, 2.10% and 1.60% for Class A, Class C and Class R shares, respectively.
[75]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.63%, 1.73%, 1.88% and 2.03% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[76]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.875%, 0.975%, 1.125% and 1.275% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[77]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.74%, 0.84%, 0.99% and 1.19% for Institutional Class, Class P, Administrative Class and Class D, respectively.
[78]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[79]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[80]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 0.85%, 0.95%, 1.10% and 1.35% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[81]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
[82]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.